          As filed with the Securities and Exchange Commission on April 29, 2005
                                                       Registration No. 33-79112


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
              (formerly, The Manufacturers Life Insurance Company
                        of New York Separate Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, ESQUIRE
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 2, 2005 pursuant to paragraph (b) of Rule 485


  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [ ] on_______, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                     Caption in Prospectus
------                     ---------------------
1.-----------------------  Cover Page
2.-----------------------  Special Terms
3.-----------------------  Summary
4.-----------------------  Performance Data;
                           Financial Statements
5.-----------------------  General Information about Us, The Variable Account and The Portfolios
6.-----------------------  Charges and Deductions; Withdrawal Charges; Administration Fees; Mortality
                           and Expense Risks Charge; Taxes; Appendix C - Examples of Calculation of Withdrawal Charge
7.-----------------------  Accumulation Period Provisions; Our Approval; Purchase Payments; Accumulation Units;
                           Net Investment Factor; Transfers Among Investment Options; Special Transfer Services - Dollar
                           Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - Income Plan;
                           Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary;  Modification;
8.-----------------------  Pay-out Period Provisions; General; Annuity Options; Determination of Amount of the First
                           Variable Annuity Payments; Annuity Units and the Determination of Subsequent Variable Annuity
                           Payments; Transfers During Pay-out Period
9.-----------------------  Accumulation Provisions; Death Benefit Before  Maturity Date; Annuity  Provisions; Death
        `                  Benefit After Maturity Date
10.----------------------  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation
                           Units; Net Investment Factor; Distribution of Contracts
11.----------------------  Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Right to Review Contract
12.----------------------  Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in General; Qualified
                           Retirement Plans
13.----------------------  Legal Proceedings
14-----------------------  Statement of Additional Information - Table of Contents

Part B Caption in Statement of Additional Information

15.----------------------  Cover Page
16.----------------------  Table of Contents
17.----------------------  General History and Information.
18.----------------------  Services-Independent Auditors; Services-Servicing Agent
19.----------------------  Not Applicable
20.----------------------  Services-Principal Underwriter
21.----------------------  Performance Data
22.----------------------  Not Applicable
23.----------------------  Audited Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

           Home Office                               MAILING ADDRESS
100 Summit Lake Drive, 2nd Floor              Post Office Box 55013
      Valhalla, New York 10595             Boston, Massachusetts 02205-5013
(877) 391-3748 or (800) 551-2078               www.johnhancocknewyork.com



                        Prospectus dated May 2, 2005

                                for interests in
       John Hancock Life Insurance Company of New York Separate Account A




                       Interests are made available under

                            VENTURE VARIABLE ANNUITY

             a flexible purchase payment deferred combination fixed
                    and variable annuity contract issued by
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 77 variable investment options.



Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Small Cap Growth
Emerging Small Company
Small Cap
Small Cap Index
Small Company
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Stock
International Small Cap
International Equity Index
Overseas Equity
American International
International Value
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth
U.S. Global Leaders  Growth
Quantitative All Cap
All Cap Core
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Cap Value
Small Company Value
Special Value
Mid Value
Mid Cap Value
Value
All Cap Value
500 Index
Fundamental Value
Growth & Income
Large Cap
Quantitative Value
American Growth -Income
Equity-Income
American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset Portfolio
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive 1000
Lifestyle Growth 820
Lifestyle Balanced 640
Lifestyle Moderate 460
Lifestyle Conservative 280


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


When you purchase a contract, you may elect a payment enhancement feature for an extra fee. If you do we will add a "payment Enhancement" to your contract for each payment that you make under your contract. Expenses (including withdrawal charges) for a contract which has a payment enhancement may be higher (or for a longer time period) than the expenses for a contract which does not have a payment enhancement. Additional information about the contract and the variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address above, by telephoning (800) 344-1029, or by visiting our website listed above. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.



*Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company of New York" and we referred to the Variable Account as "The Manufacturers Life Insurance Company of New York Separate Account A."

In this Prospectus, we refer to the issuer of the contract as "John Hancock
New York," "we," "us," "our," or "the Company." Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company of New York Separate Account A (the "Variable Account").


                                TABLE OF CONTENTS


SUMMARY...................................................................         4
FEE TABLES................................................................         7
  Examples................................................................        12
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE PORTFOLIOS.......................................        16
    John Hancock New York.................................................        16
    The Variable Account..................................................        16
    The Portfolios........................................................        17
DESCRIPTION OF THE CONTRACT...............................................        26
  Eligible Plans..........................................................        26
  Accumulation Period Provisions..........................................        26
    Purchase Payments.....................................................        26
    Accumulation Units....................................................        27
    Value of Accumulation Units...........................................        27
    Net Investment Factor.................................................        27
    Maximum Number of Investment Options..................................        28
    Telephone and Electronic Transactions.................................        29
    Special Transfer Services - Dollar Cost Averaging.....................        29
    Asset Rebalancing Program.............................................        30
    Withdrawals...........................................................        30
    Special Withdrawal Services - The Income Plan.........................        31
    Death Benefit During Accumulation Period..............................        31
  Pay-out Period Provisions...............................................        33
    General...............................................................        34
    Annuity Options.......................................................        34
    Determination of Amount of the First Variable Annuity Payment.........        35
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.....................................        35
    Transfers During Pay-out Period.......................................        36
    Death Benefit During Pay-out Period...................................        36
  Other Contract Provisions...............................................        36
    Right to Review.......................................................        36
    Ownership.............................................................        37
    Annuitant.............................................................        37
    Change of Maturity Date...............................................        37
    Beneficiary...........................................................        37
    Modification..........................................................        38
    Our Approval..........................................................        38
    Misstatement and Proof of Age, Sex or Survival........................        38
  Fixed Account Investment Options........................................        38
  Optional Benefits.......................................................        41
    Principal Plus........................................................        41
    Payment Enhancement...................................................        49
CHARGES AND DEDUCTIONS....................................................        50
    Withdrawal Charges....................................................        50
    Administration Fees...................................................        52
    Mortality and Expense Risks Charge....................................        52
      Taxes...............................................................        52
FEDERAL TAX MATTERS.......................................................        53
  Introduction............................................................        53
  Our Tax Status..........................................................        53
  Taxation of Annuities in General........................................        53
    Tax Deferral During Accumulation Period...............................        53
    Taxation of Partial and Full Withdrawals..............................        55
    Taxation of Annuity Benefit Payments..................................        55
    Taxation of Death Benefit Proceeds....................................        56
    Penalty Tax on Premature Distributions................................        56
    Aggregation of Contracts..............................................        56
  Qualified Retirement Plans..............................................        56
    Direct Rollovers......................................................        58
    Loans.................................................................        58
  Federal Income Tax Withholding..........................................        59
GENERAL MATTERS...........................................................        59
    Asset Allocation Services.............................................        59
    Distribution of Contracts.............................................        59
    Contract Owner Inquiries..............................................        60
    Confirmation Statements...............................................        60
    Legal Proceedings.....................................................        61
    Voting Interest.......................................................        61
    Reinsurance Arrangements..............................................        61
APPENDIX A:  Special Terms................................................       A-1
APPENDIX B:  Examples of Calculation of Withdrawal Charge.................       B-1
APPENDIX C:  Prior Contracts Ven 9........................................       C-1
APPENDIX D:  Qualified Plan Types.........................................       D-1
APPENDIX E:  Product Features Available for Older Contracts...............       E-1
APPENDIX U:  Accumulation Unit Value Tables...............................       U-1

                       STATEMENT OF ADDITIONAL INFORMATION


                              TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY............................................      3
ACCUMULATION UNIT VALUE TABLES.............................................      3
SERVICES...................................................................      3
     Independent Auditors..................................................      3
     Servicing Agent.......................................................      3
     Principal Underwriter.................................................      3
APPENDIX A: ACCUMULATION UNIT VALUE TABLES.................................     A-1
APPENDIX B: AUDITED FINANCIAL STATEMENTS...................................     B-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.


OVERVIEW OF THE CONTRACT. The Venture contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.


Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefit, and guaranteed fees.



Prior Contracts and Previously Offered Optional Benefits. Although this Prospectus principally describes the Venture contract, it also describes an older version of variable annuity contracts that we previously issued. We refer to these contracts as Ven 9 (sold from November, 1992 until May, 1999) ("prior contracts"). The principal differences between the Venture contract offered by this Prospectus and the prior contracts relate to the fixed investment options available under the contracts, charges made by the Company and death benefit provisions (see Appendix C).


This Prospectus also provides information about the following optional benefit riders that we previously made available for purchasers of Venture contracts:


      - Guaranteed Retirement Income Programs. We offered one version ("GRIP I") between September, 2001 and July, 2003 and a second version ("GRIP II") between December, 2002 and June, 2004. These optional benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base our guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the riders. The GRIP riders were available only at contract issue and cannot be revoked once elected.



PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Enhancement is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time and must be in U.S. dollars. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment.



INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, seventy-seven Variable Account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that, in the case of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust), invests in Series II of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except that such contracts may also invest in certain Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the portfolio prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial consultant.


Fixed. Under a fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee periods we may then make available.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



TRANSFERS. During the accumulation period, subject you may transfer your contract values among any of the investment options without charge, subject to certain restrictions described under "TRANSFERS AMONG INVESTMENT OPTIONS". During the pay-out period, you may not transfer your allocations from variable account options to the fixed account option or from the fixed account option to variable account options.


WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account option must be at least $300 or, if less, your entire balance in that investment account option. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.


DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, upon the death of the owner the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and the annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.



Currently Offered Optional Benefits. For the additional charge shown in the Fee Tables, you may elect either (or both) of the following optional benefit riders when you purchase a Venture contract:



      - Principal Plus. Under the Principal Plus rider ("Principal Plus"), we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your contract value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals. In the Prospectus, we refer to the overall amount we guarantee under Principal Plus as the "Guaranteed Withdrawal Benefit," "GWB" or "adjusted GWB." We refer to the guaranteed amount that you may withdraw each year as the "Guaranteed Withdrawal Amount" or "GWA." The initial GWB equals your purchase payment(s) for the contract and the initial GWA equals 5% of the initial payment(s). IF YOU ELECT TO PURCHASE PRINCIPAL PLUS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. Principal Plus is available only at contract issue and cannot be revoked once elected. Principal Plus is not available for qualified contracts if you (or any joint owner) are over age 80. For a full description of Principal Plus, including details on available investment options, benefits and limitations, see "OPTIONAL BENEFITS."



      - Payment Enhancement Rider. Under this rider ("Payment Enhancement Rider"), we will credit a Payment Enhancement equal to 4% of the purchase payment and allocate it among investment options in the same proportions as your purchase payments. Contracts with this feature will be subject to a higher withdrawal charge and for a longer period of time. The Payment Enhancement Rider is available only at contract issue and cannot be revoked once elected. Your initial purchase payment must be at least $10,000 to elect the Payment Enhancement Rider.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% IRS penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

                                   FEE TABLES



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture contract. The tables also describe the fees and expenses for older versions of the contracts (i.e., Ven 9), as well as information about optional benefit riders that we no longer make available. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for Venture Contracts. (See Appendix C: Prior Contracts for additional information on Ven 9 contracts.) The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from contract value for optional benefits).



The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.



                                                         VEN 9
CONTRACT OWNER TRANSACTION EXPENSES              (NOT CURRENTLY OFFERED)                VENTURE
------------------------------------             -----------------------        ----------------------
Maximum  Withdrawal  Charge (as % of             6% for the first year          8% for the first year
purchase payments)(A)                            6% for the second year         8% for the second year
                                                 5% for the third year          7% for the third year
                                                 4% for the fourth year         7% for the fourth year
                                                 3% for the fifth year          5% for the fifth year
                                                 2% for the sixth year          4% for the sixth year
                                                 0% thereafter                  3% for the seventh year
                                                                                1% for the eighth year
                                                                                0% thereafter

Annual Contract Fee(B)                                               $30                            $30
                                                 -----------------------        -----------------------
Transfer Fee(C)
    Maximum Fee                                                      $25                            $25
    Current Fee                                                      $ 0                            $ 0
                                                 -----------------------        -----------------------



(A) The charge is taken within the specified period of years measured from the date of payment.



(B) The $30 annual administration fee will not be assessed prior to the maturity date under a VENTURE contract if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 9 contracts.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.



The following table describes fees and expenses that you will pay periodically during the time that you own the contract. This table does not include annual portfolio operating expenses.



                                                                                   Ven 9         VENTURE
                                                                                -----------      -------
Separate Account Annual Expenses(A)
Mortality and expense risks fee                                                        1.25%      1.25%
Administration fee- asset based                                                        0.15%      0.15%
                                                                                -----------      -----
Total Separate  Account Annual  Expenses (With No                                      1.40%      1.40%
Optional Riders Reflected)

Optional Payment Enhancement Rider(B)                                           Not Offered       0.35%
                                                                                                 -----
Total  Separate  Account  Annual  Expenses  (With                                                 1.75%
Optional Payment Enhancement Rider Fee Reflected)

                                                                                   Ven 9         VENTURE
                                                                                -----------      -------
Fees Deducted from Contract Value for Currently Offered Optional Benefits
Principal Plus (as a percentage  of  Adjusted GWB)(C)                           Not Offered
         Maximum fee                                                                              0.75%C
         Current fee                                                                              0.30%C
                                                                                                 -----
Fees Deducted from Contract Value for Previously Offered Optional Benefits
Guaranteed Retirement Income Programs(D)
(as a percentage of Income Base)
GRIP I                                                                          Not Offered       0.30%
GRIP II                                                                         Not Offered       0.45%
                                                                                -----------      -----



(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.



(B) This is a daily charge reflected as a percentage of the variable investment accounts. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any fixed monies is also reduced by 0.35%.



(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.



(D) GRIP I was offered between September, 2001 and July 2003 and
GRIP II was offered between December, 2002 and June, 2004. GRIP I could not be purchased if you elected to purchase GRIP II, and you could not purchase GRIP II if you elected to purchase GRIP I. You could not purchase GRIP II if you elected to purchase the Optional Payment Enhancement Rider or Principal Plus.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


Total Annual Portfolio Operating  Expenses                                      Minimum(A)        Maximum
                                                                                ---------         --------
Range of  expenses  that  are  deducted  from  fund  assets,  including management  fees,  Rule 12b-1 fees,  and other  expenses for contracts
issued on and after May 13, 2002(B)                                                 0.76%             1.87%
                                                                                --------          --------
Range of  expenses  that  are  deducted  from  fund  assets,  including management  fees,  Rule 12b-1 fees,  and other  expenses for  contracts
issued prior to  May 13, 2002(B)                                                    0.56%             1.87%
                                                                                --------          --------



(A) For contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See Appendix K: Product Features for Older Contracts for more information.



B The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses for contracts issued on and after May 13, 2002 would be 0.76% and 1.79%, respectively, and for contracts issued prior to May 13, 2002 the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table. (This table does not describe the operating expenses for Series I shares of the Trust that are used with certain variable investment options under contracts issued prior to May 13, 2002. See Appendix K for more information)



                                                                                                          TOTAL
                                                   MANAGEMENT        RULE 12b-1        OTHER              ANNUAL
PORTFOLIO                                             FEES              FEES          EXPENSES           EXPENSES
---------                                          ----------        ----------       --------           --------
JOHN HANCOCK TRUST - Series II shares:
Science & Technology Trust(H)                         1.04%(C)          0.25%           0.07%               1.36%
Pacific Rim Trust(H)                                  0.80%             0.25%           0.28%               1.33%
Health Sciences Trust(H)                              1.05%(C)          0.25%           0.11%               1.41%
Emerging Growth Trust                                 0.80%             0.25%           0.07%               1.12%
Small Cap Growth Trust(A)                             1.08%             0.25%           0.07%               1.40%
Emerging  Small Company Trust(H)                      1.00%             0.25%           0.06%               1.31%
Small Cap Trust(A)                                    0.85%             0.25%           0.07%               1.17%
Small Cap Index Trust(H)                              0.49%             0.25%           0.03%               0.77%

                                                   MANAGEMENT        RULE 12b-1        OTHER              ANNUAL
PORTFOLIO                                             FEES              FEES          EXPENSES           EXPENSES
---------                                          ----------        ----------       --------           --------
Small Company Trust +                                 1.05%             0.25%           0.57%(A)            1.87%(D)
Dynamic Growth Trust(H)                               0.95%             0.25%           0.07%               1.27%
Mid Cap Stock Trust(H)                                0.86%             0.25%           0.05%               1.16%
Natural Resources Trust                               1.01%             0.25%           0.07%               1.33%
All Cap Growth Trust(H)                               0.89%             0.25%           0.06%               1.20%
Strategic Opportunities Trust(H)                      0.80%             0.25%           0.07%               1.12%
Financial Services Trust(H)                           0.88%(F)          0.25%           0.08%               1.21%
International Opportunities Trust(A)                  1.00%             0.25%           0.20%               1.45%
International Stock Trust(H)                          0.95%             0.25%           0.16%               1.36%
International Small Cap Trust(H)                      1.00%             0.25%           0.19%               1.44%
International Equity Index Trust(A)                   0.55%             0.25%           0.06%               0.86%
Overseas Equity Trust(A)                              0.90%             0.25%           0.17%               1.32%
American International Trust(G)                       0.54%             0.75%           0.08%               1.37%
International Value Trust(H)                          0.87%(E)          0.25%           0.15%               1.27%
Quantitative Mid Cap Trust(H)                         0.75%             0.25%           0.09%               1.09%
Mid Cap Index Trust(H)                                0.49%             0.25%           0.03%               0.77%
Mid Cap Core Trust                                    0.90%             0.25%           0.16%               1.31%
Global Trust(H)                                       0.85%(E)          0.25%           0.15%               1.25%
Capital Appreciation Trust(H)                         0.85%             0.25%           0.07%               1.17%
American Growth Trust(G)                              0.35%             0.75%           0.03%               1.13%
U.S. Global Leaders Growth Trust +                    0.71%             0.25%           0.73%(A)            1.69%(D)
Quantitative All Cap Trust                            0.71%             0.25%           0.05%               1.01%
All Cap Core Trust(H)                                 0.80%             0.25%           0.07%               1.12%
Large Cap Growth Trust(H)                             0.85%             0.25%           0.06%               1.16%
Total Stock Market Index Trust(H)                     0.49%             0.25%           0.03%               0.77%
Blue Chip Growth Trust(H)                             0.82%(C)          0.25%           0.04%               1.11%
U.S. Large Cap Trust(H)                               0.82%             0.25%           0.06%               1.13%
Core Equity Trust +                                   0.85%             0.25%           0.06%(A)            1.16%
Strategic Value Trust(H)                              0.85%             0.25%           0.09%               1.19%
Large Cap Value Trust                                 0.85%             0.25%           0.13%               1.23%
Classic Value Trust +                                 0.87%             0.25%           0.56%(A)            1.68%(D)
Utilities Trust(H)                                    0.85%             0.25%           0.25%               1.35%
Real Estate Securities Trust(H)                       0.70%             0.25%           0.05%               1.00%
Small Cap Opportunities Trust                         1.00%             0.25%           0.08%               1.33%
Small Cap Value Trust(A)                              1.08%             0.25%           0.08%               1.41%
Small Company Value Trust(H)                          1.04%(C)          0.25%           0.01%               1.30%
Special Value Trust                                   1.00%             0.25%           0.28%               1.53%
Mid Value Trust                                       1.01%(C)          0.25%           0.07%               1.33%
Mid Cap Value Trust(H)                                0.87%             0.25%           0.05%               1.17%
Value Trust(H)                                        0.74%             0.25%           0.06%               1.05%
All Cap Value Trust(H)                                0.84%             0.25%           0.06%               1.15%
500 Index Trust(H)                                    0.46%             0.25%           0.05%               0.76%
Fundamental Value Trust(H)                            0.84%(F)          0.25%           0.05%               1.14%
Growth & Income Trust(H)                              0.65%             0.25%           0.04%               0.94%
Large Cap Trust(A)                                    0.85%             0.25%           0.15%               1.25%
Quantitative Value Trust +                            0.70%             0.25%           0.08%(A)            1.03%
American Growth-Income Trust(G)                       0.29%             0.75%           0.03%               1.07%
Equity-Income Trust(H)                                0.81%(C)          0.25%           0.05%               1.11%

                                                   MANAGEMENT        RULE 12B-1        OTHER              ANNUAL
PORTFOLIO                                             FEES              FEES          EXPENSES           EXPENSES
---------                                          ----------        ----------       --------           --------
American Blue Chip Income and Growth Trust(G)         0.45%             0.75%           0.05%               1.25%
Income & Value Trust(H)                               0.79%             0.25%           0.04%               1.08%
Global Allocation Trust(H)                            0.85%             0.25%           0.20%               1.30%
High Yield Trust(H)                                   0.68%             0.25%           0.07%               1.00%
U.S. High Yield Bond Trust(A)                         0.75%             0.25%           0.21%               1.21%
Strategic Bond Trust(H)                               0.70%             0.25%           0.08%               1.03%
Strategic Income Trust +                              0.73%             0.25%           0.46%(A)            1.44%
Global Bond Trust(H)                                  0.70%             0.25%           0.10%               1.05%
Investment Quality Bond Trust(H)                      0.60%             0.25%           0.09%               0.94%
Total Return Trust(H)                                 0.70%             0.25%           0.05%               1.00%
Real Return Bond Trust                                0.70%             0.25%           0.07%               1.02%
Core Bond Trust(A)                                    0.69%             0.25%           0.21%               1.15%
Active Bond Trust(A)                                  0.61%             0.25%           0.04%               0.90%
U.S. Government Securities Trust(H)                   0.62%             0.25%           0.07%               0.94%
Money Market Trust(H)                                 0.48%             0.25%           0.03%               0.76%
Lifestyle Aggressive 1000 Trust(H)                    0.05%             0.25%           1.02%(B)            1.32%
Lifestyle Growth 820 Trust(H)                         0.05%             0.25%           0.95%(B)            1.25%
Lifestyle Balanced 640 Trust(H)                       0.05%             0.25%           0.90%(B)            1.20%
Lifestyle Moderate 460 Trust(H)                       0.05%             0.25%           0.87%(B)            1.17%
Lifestyle Conservative  280 Trust(H)                  0.05%             0.25%           0.79%(B)            1.09%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                         0.20%             0.45%           0.88%               1.53%


+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year


(B) Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust (the "Underlying Portfolios.") The Total Trust Annual Expenses for the Underlying Portfolios range from 0.28% to 1.44%.



"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                                       TOTAL ANNUAL
PORTFOLIO                                           OTHER EXPENSES       EXPENSES
---------                                           --------------     ------------
Lifestyle Aggressive 1000 Trust                         1.01%              1.31%
Lifestyle Growth 820 Trust                              0.94%              1.24%
Lifestyle Balanced 640 Trust                            0.89%              1.19%
Lifestyle Moderate 460 Trust                            0.86%              1.16%
Lifestyle Conservative 280 Trust                        0.78%              1.08%


      This voluntary expense reimbursement may be terminated at any time.


(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust , the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                                         TOTAL
                                                         ANNUAL
PORTFOLIO                          MANAGEMENT FEES      EXPENSES
---------                          ---------------      --------
Science & Technology Trust              1.01%             1.33%
Health Sciences Trust                   1.02%             1.38%
Blue Chip Growth Trust                  0.79%             1.08%
Equity-Income Trust                     0.78%             1.08%
Mid Value Trust                         0.98%             1.30%
Small Company Value Trust               1.01%             1.27%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:


                                                                                                   TOTAL ANNUAL
PORTFOLIO                                                                       OTHER EXPENSES       EXPENSES
---------                                                                       --------------     ------------
Small Company Trust                                                                 0.49%              1.79%
U.S. Global Leaders Growth Trust                                                    0.50%              1.46%
Classic Value Trust                                                                 0.50%              1.62%
These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                                                                  MANAGEMENT       TOTAL ANNUAL
PORTFOLIO                                                                           FEES             EXPENSES
---------                                                                         ----------       ------------
Global Trust                                                                        0.80%             1.20%
International Value Trust                                                           0.80%             1.20%
These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                                           BETWEEN $50
                                                             FIRST $50     MILLION AND           EXCESS OVER
PORTFOLIO                                                     MILLION*     $500 MILLION*        $500 MILLION*
---------                                                    ---------     -------------        -------------
Financial Services Trust                                       0.85%           0.80%                0.75%
Fundamental Value Trust                                        0.85%           0.80%                0.75%
*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                                        TOTAL ANNUAL
PORTFOLIO                         MANAGEMENT FEES         EXPENSES
---------                         ---------------       ------------
Financial Services Trust                0.83%               1.16%
Fundamental Value Trust                 0.79%               1.09%


(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                                                      TOTAL ANNUAL
PORTFOLIO                                       MANAGEMENT FEES         EXPENSES
---------                                       ---------------       ------------
American Growth Trust                                 0.34%               1.12%
American International Trust                          0.53%               1.36%
American Blue Chip Income and Growth Trust            0.44%               1.24%
American Growth-Income Trust                          0.28%               1.06%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

Examples


The following eight examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. Examples 1 and 2 pertain to currently offered VENTURE contracts; one with currently offered optional benefit riders and one without. Examples 3 and 4 pertain to previously issued VENTURE contracts; one with a previously offered optional benefit rider and one without. Examples 5 and 6 pertain to previously issued VENTURE contracts that are eligible to invest in certain variable investment options funded with Series I shares of the John Hancock Trust. Examples 7 and 8 pertain to an older version of the contract (Ven 9).



Currently offered VENTURE contracts. The following example assumes that you invest $10,000 in a contract with the following optional Payment Enhancement and Principal Plus riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 1. Maximum portfolio operating expenses - Currently offered VENTURE Contract with optional benefit riders:



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the       $1,176        $1,998         $2,746        $4,633
applicable time period:
If you  annuitize,  or do not surrender the contract       $  446        $1,353         $2,282        $4,633
at the end of the applicable time period:



The next example assumes that you invest $10,000 in a currently offered VENTURE contract, but with no optional benefit riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 2. Minimum portfolio operating expenses - Currently offered VENTURE Contract with no optional riders:



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the         $778        $1,176         $1,571        $2,510
applicable time period:
If you  annuitize,  or do not surrender the contract         $222         $ 683         $1,171        $2,510
at the end of the applicable time period:



VENTURE contracts with previously offered optional benefit rider. The third example assumes that you invest $10,000 in a contract with the previously offered GRIP II optional benefit rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios that were available to contracts issued after May 13, 2002. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 3. Maximum portfolio operating expenses- VENTURE Contract with previously offered optional benefit rider (issued after May 13, 2002):



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the         $930        $1,629         $2,352        $4,114
applicable time period:
If you  annuitize,  or do not surrender the contract         $380        $1,160         $1,967        $4,114
at the end of the applicable time period:



The fourth example also applies to contracts issued after May 13, 2002. This example assumes that you invest $10,000 in a contract but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 4. Maximum portfolio operating expenses - VENTURE Contract with no previously offered optional benefit rider:



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the         $778        $1,176         $1,571        $2,510
applicable time period:
If you  annuitize,  or do not surrender the contract         $222        $  683         $1,171        $2,510
at the end of the applicable time period:



Previously issued VENTURE contracts eligible to invest in Series I shares of the John Hancock Trust. The next two examples apply to VENTURE contracts issued prior to May 13, 2002 and assume you invest $10,000 in a contract and that your investment has a 5% return each year. Example 5 also assumes that we issued the contract with two optional riders that were available at the time: Payment Enhancement Rider and GRIP. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 5. Maximum portfolio operating expenses- Previously issued VENTURE Contract with optional riders (issued before May 13, 2002):



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the       $1,129        $1,858         $2,502        $4,143
applicable time period:
If you  annuitize,  or do not surrender the contract       $  399        $1,206         $2,027        $4,143
at the end of the applicable time period:



Example 6 also applies to contracts issued prior to May 13, 2002. This example assumes you invest in a contract with no optional riders. This example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 6. Minimum portfolio operating expenses - Previously issued VENTURE Contract with no optional riders (issued before May 13, 2002):



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the         $759        $1,118         $1,469        $2,304
applicable time period:
If you  annuitize,  or do not surrender the contract         $202        $  623         $1,069        $2,304
at the end of the applicable time period:

Previously issued contracts (Ven 9). The next two examples assume that you invest $10,000 in an older version of the contract. Each of these examples also assumes that your investment has a 5% return each year. Example 7 assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 7. Maximum portfolio operating expenses - Previously issued contracts (Ven 9):



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the         $886        $1,498         $2,027        $3,605
applicable time period:
If you  annuitize,  or do not surrender the contract         $336        $1,023         $1,733        $3,605
at the end of the applicable time period:



Example 8 assumes the average annual contract fee we expect to receive for the prior contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 8: Minimum portfolio operating expenses - Previously issued contracts (Ven 9):



                                                           1 YEAR       3 YEARS        5 YEARS      10 YEARS
                                                           ------       -------        -------      --------
If you  surrender  the  contract  at the  end of the         $763        $1,129         $1,387        $2,341
applicable time period:
If you  annuitize,  or do not surrender the contract         $205        $  634         $1,087        $2,341
at the end of the applicable time period:


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

A Table of Accumulation Unit Values Relating to the Contract is included in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.

JOHN HANCOCK NEW YORK


We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.), formerly, The Manufacturers Life Insurance Company (U.S.A.), ("JOHN HANCOCK USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 601 Congress Street Boston MA. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


John Hancock New York's financial ratings are as follows:

      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch

      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock Insurance Company of New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


We use our Variable Account to invest the contract values you allocate to the Portfolio(s)


THE VARIABLE ACCOUNT


The Manufacturers Life Insurance Company of New York ("Manulife New York") established the Variable Account on March 4, 1992 as a separate account under the laws of New York.





The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.


The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment COMPANIES.





Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


The Variable Account currently has seventy-seven sub-accounts (some of which are subdivided for Series I and Series II shares). When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

The Portfolios



When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of the John Hancock Trust (or the PIMCO Variable Insurance Trust with respect to the All Asset Portfolio.). The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.



The John Hancock Trust and the PIMCO Variable Insurance Trust are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly named "Manufacturers Securities Services, LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains.



The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.



The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a Portfolio's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Portfolios of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.



The following table contains a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.


PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
SCIENCE & TECHNOLOGY TRUST  T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market condition, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in common
                                                    stocks of companies expected to benefit from the
                                                    development, advancement, and use of science and
                                                    technology. Current income is incidental to the
                                                    portfolio's objective

PACIFIC RIM TRUST           MFC Global Investment   seeks long-term growth of capital by investing in a
                            Management (U.S.A.)     diversified portfolio that is comprised primarily of
                            Limited                 common stocks and equity-related securities of
                                                    corporations domiciled in countries in the Pacific Rim
                                                    region

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
HEALTH SCIENCES TRUST       T. Rowe Price           seeks long-term capital appreciation by investing,
                            Associates, Inc.        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    common stocks of companies engaged in the research,
                                                    development, production, or distribution of products or
                                                    services related to health care, medicine, or the life
                                                    sciences (collectively termed "health sciences").

EMERGING GROWTH TRUST       MFC Global Investment   seeks superior long-term rates of return through
                            Management (U.S.A.)     capital appreciation by investing, under normal
                            Limited                 circumstances, primarily in high quality securities and
                                                    convertible instruments of small-cap U.S. companies.

SMALL CAP GROWTH TRUST      Wellington Management   seeks long-term capital appreciation by investing,
                            Company, LLP            under normal market conditions, primarily in small-cap
                                                    companies that are believed to offer above average
                                                    potential for growth in revenues and earnings.

EMERGING SMALL COMPANY      Franklin Advisers,      seeks long-term growth of capital by investing, under
TRUST                       Inc.                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    common stock equity securities of companies with market
                                                    capitalizations that approximately match the range of
                                                    capitalization of the Russell 2000 Growth Index*
                                                    ("small cap stocks") at the time of purchase.

SMALL CAP TRUST             Independence            seeks maximum capital appreciation consistent with
                            Investment LLC          reasonable risk to principal by investing, under normal
                                                    market conditions, at least 80% of its net assets in
                                                    equity securities of companies whose market
                                                    capitalization is under $2 billion.

SMALL CAP INDEX TRUST       MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     small cap U.S. domestic equity market index by
                            Limited                 attempting to track the performance of the Russell 2000
                                                    Index.

SMALL COMPANY TRUST         American Century        seeks long-term capital growth by investing, under
                            Investment              normal market conditions, primarily in equity
                            Management, Inc.        securities of smaller-capitalization U.S. companies.
                                                    The subadviser uses quantitative, computer-driven
                                                    models to construct the portfolio of stocks for the
                                                    Small Company Trust.

DYNAMIC GROWTH TRUST        Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Inc.         stocks and other equity securities of medium-sized U.S.
                                                    companies with strong growth potential.

MID CAP STOCK TRUST         Wellington Management   seeks long-term growth of capital by investing
                            Company, LLP            primarily in equity securities of mid-size companies
                                                    with significant capital appreciation potential.

NATURAL RESOURCES TRUST     Wellington Management   seeks long-term total return by investing, under normal
                            Company, LLP            market conditions, primarily in equity and
                                                    equity-related securities of natural resource-related
                                                    companies worldwide.

ALL CAP GROWTH TRUST        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are
                                                    likely to benefit from new or innovative products,
                                                    services or processes, as well as those that have
                                                    experienced above average, long-term growth in earnings
                                                    and have excellent prospects for future growth.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
STRATEGIC OPPORTUNITIES     Fidelity Management &   seeks growth of capital by investing primarily in
TRUST                       Research Company        common stocks. Investments may include securities of
                                                    domestic and foreign issuers, and growth or value
                                                    stocks or a combination of both.

FINANCIAL SERVICES TRUST    Davis Advisors          seeks growth of capital by investing primarily in
                                                    common stocks of financial companies. During normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes)
                                                    are invested in companies that are principally engaged
                                                    in financial services. A company is "principally
                                                    engaged" in financial services if it owns financial
                                                    services-related assets constituting at least 50% of
                                                    the value of its total assets, or if at least 50% of
                                                    its revenues are derived from its provision of
                                                    financial services.

INTERNATIONAL               Marisco Capital         seeks long-term growth of capital by investing, under
OPPORTUNITIES TRUST         Management, LLC         normal market conditions, at least 65% of its assets in
                                                    common stocks of foreign companies that are selected
                                                    for their long-term growth potential. The portfolio
                                                    may invest in companies of any size throughout the
                                                    world. The portfolio normally invests in issuers from
                                                    at least three different countries not including the
                                                    U.S. The portfolio may invest in common stocks of
                                                    companies operating in emerging markets.

INTERNATIONAL STOCK TRUST   Deutsche Asset          seeks long-term growth of capital by investing in
                            Management Investment   stocks and other securities with equity characteristics
                            Services Ltd.           of companies located in the developed countries that
                                                    make up the MSCI EAFE Index.

INTERNATIONAL SMALL CAP     Templeton Investment    seeks capital appreciation by investing primarily in
TRUST                       Counsel, Inc.           the common stock of companies located outside the U.S.
                                                    which have total stock market capitalization or annual
                                                    revenues of $1.5 billion or less ("small company
                                                    securities").

INTERNATIONAL  EQUITY       SsgA Funds              seeks to track the performance of broad-based equity
INDEX TRUST                 Management, Inc.        indices of foreign companies in developed and emerging
                                                    markets by attempting to track the performance of the
                                                    MSCI All Country World ex-US Index*. (Series I shares
                                                    are available for sale to contracts purchased prior to
                                                    May 13, 2002; Series II shares are available for sale
                                                    to contracts purchased on or after May 13, 2002)

OVERSEAS EQUITY TRUST       Capital Guardian        seeks long-term capital appreciation by investing,
                            Trust Company           under normal market conditions, at least 80% of its
                                                    assets in equity securities of companies outside the
                                                    U.S. in a diversified mix of large established and
                                                    medium-sized foreign companies located primarily in
                                                    developed countries and, to a lesser extent, in
                                                    emerging markets.

AMERICAN INTERNATIONAL      Capital Research        invests all of its assets in Class 2 shares of the
TRUST                       Management Company      International Fund, a series of American Fund Insurance
                                                    Series. The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

INTERNATIONAL VALUE TRUST   Templeton Investment    seeks long-term growth of capital by investing, under
                            Counsel, Inc.           normal market conditions, primarily in equity
                                                    securities of companies located outside the U.S.,
                                                    including emerging markets.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
QUANTITATIVE MID CAP TRUST  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal market conditions, at least 80% of its total
                            Limited                 assets (plus any borrowings for investment purposes) in
                                                    U.S. mid-cap stocks, convertible preferred stocks,
                                                    convertible bonds and warrants.

MID CAP INDEX TRUST         MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     mid cap U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P Mid Cap 400 Index*.

MID CAP CORE TRUST          AIM Capital             seeks long-term growth of capital by investing,
                            Management, Inc.        normally, at least 80% of its assets in equity
                                                    securities, including convertible securities, of
                                                    mid-capitalization companies.

GLOBAL TRUST                Templeton Global        seeks long-term capital appreciation by investing,
                            Advisors Limited        under normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies located anywhere in the
                                                    world, including emerging markets.

CAPITAL APPRECIATION TRUST  Jennison Associates     seeks long-term capital growth by investing at least
                            LLC                     65% of its total assets in equity-related securities of
                                                    companies that exceed $1 billion in market
                                                    capitalization and that the subadviser believes have
                                                    above-average growth prospects. These companies are
                                                    generally medium-to-large capitalization companies.

AMERICAN GROWTH TRUST       Capital Research        invests all of its assets in Class 2 shares of the
                            Management Company      Growth Fund, a series of American Fund Insurance
                                                    Series. The Growth Fund invests primarily in common
                                                    stocks of companies that appear to offer superior
                                                    opportunities for growth of capital.

U.S. GLOBAL LEADERS         Sustainable Growth      seeks long-term growth of capital by investing, under
GROWTH TRUST                Advisers, L.P.          normal market conditions, primarily in common stocks of
                                                    "U.S. Global Leaders."

QUANTITATIVE ALL CAP TRUST  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal circumstances, primarily in equity securities of
                            Limited                 U.S. companies. The portfolio will generally focus on
                                                    equity securities of U.S. companies across the three
                                                    market capitalization ranges of large, mid and small.

ALL CAP CORE TRUST          Deutsche Asset          seeks long-term growth of capital by investing
                            Management Inc.         primarily in common stocks and other equity securities
                                                    within all asset classes (small, mid and large cap)
                                                    primarily those within the Russell 3000 Index

LARGE CAP GROWTH TRUST      Fidelity Management &   seeks long-term growth of capital by investing, under
                            Research Company        normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of companies with large market
                                                    capitalizations.

TOTAL STOCK MARKET INDEX    MFC Global Investment   seeks to approximate the aggregate total return of a
TRUST                       Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the Wilshire 5000 Equity
                                                    Index*

BLUE CHIP GROWTH TRUST      T. Rowe Price           seeks to achieve long-term growth of capital (current
                            Associates, Inc.        income is a secondary objective) by investing, under
                                                    normal market conditions, at least 80% of the
                                                    portfolio's total assets in the common stocks of large
                                                    and medium-sized blue chip growth companies. Many of
                                                    the stocks in the portfolio are expected to pay
                                                    dividends.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
U.S. LARGE CAP TRUST        Capital Guardian        seeks long-term growth of capital and income by
                            Trust Company           investing the portfolio's assets, under normal market
                                                    conditions, primarily in equity and equity-related
                                                    securities of companies with market capitalization
                                                    greater than $500 million.

CORE EQUITY TRUST           Legg Mason Funds        seeks long-term capital growth by investing, under
                            Management, Inc.        normal market conditions, primarily in equity
                                                    securities that, in the subadviser's opinion, offer the
                                                    potential for capital growth. The subadviser seeks to
                                                    purchase securities at large discounts to the
                                                    subadviser's assessment of their intrinsic value.

STRATEGIC VALUE TRUST       Massachusetts           seeks capital appreciation by investing, under normal
                            Financial Services      market conditions, at least 65% of its net assets in
                            Company                 common stocks and related securities of companies which
                                                    the subadviser believes are undervalued in the market
                                                    relative to their long term potential.

LARGE CAP VALUE TRUST       Mercury Advisors        seeks long-term growth of capital by investing, under
                                                    normal market conditions, primarily in a diversified
                                                    portfolio of equity securities of large cap companies
                                                    located in the U.S.

CLASSIC VALUE TRUST         Pzena Investment        seeks long-term growth of capital by investing, under
                            Management, LLC         normal market conditions, at least 80% of its net
                                                    assets in domestic equity securities.

UTILITIES TRUST             Massachusetts           seeks capital growth and current income (income above
                            Financial Services      that available from a portfolio invested entirely in
                            Company                 equity securities) by investing, under normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    and debt securities of domestic and foreign companies
                                                    in the utilities industry.

REAL ESTATE SECURITIES      Deutsche Asset          seeks to achieve a combination of long-term capital
TRUST                       Management Inc.         appreciation and current income by investing, under
                                                    normal market conditions, at least 80% of its net
                                                    assets (plus any borrowings for investment purposes) in
                                                    equity securities of real estate investment trusts
                                                    ("REITS") and real estate companies.

SMALL CAP OPPORTUNITIES     Munder Capital          seeks long-term capital appreciation by investing,
TRUST                       Management              under normal circumstances, at least 80% of its assets
                                                    in equity securities of companies with market
                                                    capitalizations within the range of the companies in
                                                    the Russell 2000 Index.

SMALL CAP VALUE TRUST       Wellington Management   seeks long-term capital appreciation by investing,
                            Company, LLP            under normal market conditions, at least 80% of its
                                                    assets in small-cap companies that are believed to be
                                                    undervalued by various measures and offer good
                                                    prospects for capital appreciation.

SMALL COMPANY VALUE         T. Rowe Price           seeks long-term growth of capital by investing, under
TRUST                       Associates, Inc.        normal market conditions, primarily in small companies
                                                    whose common stocks are believed to be undervalued.
                                                    Under normal market conditions, the portfolio will
                                                    invest at least 80% of its net assets (plus any
                                                    borrowings for investment purposes) in companies with a
                                                    market capitalization that do not exceed the maximum
                                                    market capitalization of any security in the Russell
                                                    2000 Index* at the time of purchase.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
SPECIAL VALUE TRUST         Saloman Brothers        seeks long-term capital growth by investing, under
                            Asset Management Inc    normal circumstances, at least 80% of its net assets in
                                                    common stocks and other equity securities of companies
                                                    whose market capitalization at the time of investment
                                                    is no greater than the market capitalization of
                                                    companies in the Russell 2000 Value Index.

MID VALUE TRUST             T. Rowe Price           seek long-term capital appreciation  by investing,
                            Associates, Inc.        under normal  market conditions, primarily in a
                                                    diversified mix of common stocks of mid size U.S.
                                                    companies that are believed to be undervalued by
                                                    various measures and offer good prospects for capital
                                                    appreciation.

MID CAP VALUE TRUST         Lord, Abbett & Co       seeks capital appreciation by investing, under normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes) in
                                                    mid-sized companies, with market capitalization of
                                                    roughly $500 million to $10 billion.

VALUE  TRUST                Van Kampen              seeks to realize an above-average total return over a
                                                    market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in equity
                                                    securities of companies with capitalizations similar to
                                                    the market capitalization of companies in the Russell
                                                    Midcap Value Index.

ALL CAP VALUE  TRUST        Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in all
                                                    capitalization ranges that the subadviser believes are
                                                    undervalued.

500 INDEX TRUST             MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     broad U.S. domestic equity market index by attempting
                            Limited                 to track the performance of the S&P 500 Composite Stock
                                                    Price Index*.

FUNDAMENTAL VALUE TRUST     Davis Advisors          seeks growth of capital by investing, under normal
                                                    market conditions, primarily in common stocks of U.S.
                                                    companies with market capitalizations of at least $5
                                                    billion that the subadviser believes are undervalued.
                                                    The portfolio may also invest in U.S. companies with
                                                    smaller capitalizations.

GROWTH & INCOME TRUST       Wellington Management   seeks long-term growth of capital and income,
                            Company, LLP            consistent with prudent investment risk, by investing
                                                    primarily in a diversified portfolio of common stocks
                                                    of U.S. issuers which the subadviser believes are of
                                                    high quality.

LARGE CAP TRUST             UBS Global Asset        seeks to maximize total return, consisting of capital
                            Management              appreciation and current income by investing, under
                                                    normal circumstances, at least 80% of its net assets
                                                    (plus borrowings for investment purposes, if any) in
                                                    equity securities of U.S. large capitalization
                                                    companies.

QUANTITATIVE VALUE TRUST    MFC Global Investment   seeks long-term capital appreciation by investing
                            Management (U.S.A.)     primarily in large-cap U.S. securities with the
                            Limited                 potential for long-term growth of capital.

AMERICAN GROWTH-INCOME      Capital Research        invests all of its assets in Class 2 shares of the
TRUST                       Management Company      Growth-Income Fund, a series of American Fund Insurance
                                                    Series. The Growth-Income Fund invests primarily in
                                                    common stocks or other securities which demonstrate the
                                                    potential for appreciation and/or dividends.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
EQUITY-INCOME TRUST         T. Rowe Price           seeks to provide substantial dividend income and also
                            Associates, Inc.        long-term capital appreciation by investing primarily
                                                    in dividend-paying common stocks, particularly of
                                                    established companies with favorable prospects for both
                                                    increasing dividends and capital appreciation.

AMERICAN BLUE CHIP INCOME   Capital Research        invests all of its assets in Class 2 shares of the Blue
AND GROWTH TRUST            Management Company      Chip Income and Growth Fund, a series of American Fund
                                                    Insurance Series. The Blue Chip Income and Growth Fund
                                                    invests primarily in common stocks of larger, more
                                                    established companies based in the U.S. with market
                                                    capitalizations of $4 billion and above.

INCOME & VALUE TRUST        Capital Guardian        seeks the balanced accomplishment of (a) conservation
                            Trust Company           of principal and (b) long-term growth of capital and
                                                    income by investing the portfolio's assets in both
                                                    equity and fixed-income securities. The subadviser has
                                                    full discretion to determine the allocation between
                                                    equity and fixed income securities.

PIMCO VIT ALL ASSET         Pacific Investment      The portfolio invests primarily in a diversified mix
PORTFOLIO                   Management Company      of: (a) common stocks of large and mid sized U.S.
(a series of the PIMCO                              companies, and (b) bonds with an overall intermediate
Variable Insurance Trust)                           term average maturity.
(only Class M is
available for sale)

GLOBAL ALLOCATION TRUST     UBS Global Asset        seeks total return, consisting of long-term capital
                            Management              appreciation and current income, by investing in equity
                                                    and fixed income securities of issuers located within
                                                    and outside the U.S.

HIGH YIELD TRUST            Saloman Brothers        seeks to realize an above-average total return over a
                            Asset Management Inc    market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in high yield
                                                    debt securities, including corporate bonds and other
                                                    fixed-income securities.

U.S. HIGH YIELD BOND TRUST  Wells Fargo Fund        seeks total return with a high level of current
                            Management, LLC         income by  investing, under normal market conditions,
                                                    primarily in below investment-grade debt securities
                                                    (sometimes referred to as "junk bonds" or high yield
                                                    securities). The portfolio also invests in corporate
                                                    debt securities and may buy preferred and other
                                                    convertible securities and bank loans.

STRATEGIC BOND TRUST        Saloman Brothers        seeks a high level of total return consistent with
                            Asset Management Inc    preservation of capital by giving its subadviser broad
                                                    discretion to deploy the portfolio's assets among
                                                    certain segments of the fixed income market as the
                                                    subadviser believes will best contribute to achievement
                                                    of the portfolio's investment objective.

STRATEGIC INCOME TRUST      John Hancock            seeks a high level of current income by investing,
                            Advisers, LLC           under normal market conditions, primarily in foreign
                                                    government and corporate debt securities from developed
                                                    and emerging markets; U.S. Government and agency
                                                    securities; and U.S. high yield bonds.

GLOBAL BOND TRUST           Pacific Investment      seeks to realize maximum total return, consistent with
                            Management Company      preservation of capital and prudent investment
                                                    management by investing the portfolio's assets
                                                    primarily in fixed income securities denominated in
                                                    major foreign currencies, baskets of foreign currencies
                                                    (such as the ECU), and the U.S. dollar.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
INVESTMENT QUALITY BOND     Wellington Management   seeks a high level of current income consistent with
TRUST                       Company, LLP            the maintenance of principal and liquidity, by
                                                    investing in a diversified portfolio of investment
                                                    grade bonds and tends to focus its investment on
                                                    corporate bonds and U.S. Government bonds with
                                                    intermediate to longer term maturities. The portfolio
                                                    may also invest up to 20% of its assets in
                                                    non-investment grade fixed income securities.

TOTAL RETURN TRUST          Pacific Investment      seeks to realize maximum total return, consistent with
                            Management Company      preservation of capital and prudent investment
                                                    management by investing, under normal market
                                                    conditions, at least 65% of the portfolio's assets in a
                                                    diversified portfolio of fixed income securities of
                                                    varying maturities. The average portfolio duration
                                                    will normally vary within a three- to six-year time
                                                    frame based on the subadviser's forecast for interest
                                                    rates.

REAL RETURN BOND TRUST      Pacific Investment      seeks maximum return, consistent with preservation of
                            Management Company      capital and prudent investment management by investing,
                                                    under normal market conditions, at least 80% of its net
                                                    assets in inflation-indexed bonds of varying maturities
                                                    issued by the U.S. and non-U.S. governments and by
                                                    corporations.

CORE BOND TRUST             Wells Fargo Fund        seeks total return consisting of income and capital
                            Management, LLC         appreciation by investing, under normal market
                                                    conditions, in a broad range of investment-grade debt
                                                    securities. The subadviser invests in debt securities
                                                    that the subadviser believes offer attractive yields
                                                    and are undervalued relative to issues of similar
                                                    credit quality and interest rate sensitivity. From
                                                    time to time, the portfolio may also invest in unrated
                                                    bonds that the subadviser believes are comparable to
                                                    investment-grade debt securities. Under normal
                                                    circumstances, the subadviser expects to maintain an
                                                    overall effective duration range between 4 and 5 1/2
                                                    years.

ACTIVE BOND TRUST           Declaration             seek income and capital appreciation by investing at
                            Management & Research   least 80% of its assets in a diversified mix of debt
                            LLC                     securities and instruments.

                            John Hancock
                            Advisers, LLC

U.S. GOVERNMENT             Saloman Brothers        seeks a high level of current income consistent with
SECURITIES TRUST            Asset Management Inc    preservation of capital and maintenance of liquidity,
                                                    by investing in debt obligations and mortgage-backed
                                                    securities issued or guaranteed by the U.S. Government,
                                                    its agencies or instrumentalities and derivative
                                                    securities such as collateralized mortgage obligations
                                                    backed by such securities.

MONEY MARKET TRUST          MFC Global Investment   seeks maximum current income consistent with
                            Management (U.S.A.)     preservation of principal and liquidity by investing in
                            Limited                 high quality money market instruments with maturities
                                                    of 397 days or less issued primarily by U. S. entities.

PORTFOLIO                     PORTFOLIO MANAGER                       INVESTMENT DESCRIPTION
---------                     -----------------                       ----------------------
LIFESTYLE AGGRESSIVE 1000   MFC Global Investment   seeks to provide long-term growth of capital (current
TRUST                       Management (U.S.A.)     income is not a consideration) by investing 100% of the
                            Limited                 Lifestyle Trust's assets in other portfolios of the
                                                    Trust ("Underlying Portfolios") which invest primarily
                            Deutsche Asset          in equity securities.
                            Management Inc.

LIFESTYLE GROWTH 820 TRUST  MFC Global Investment   seeks to provide long-term growth of capital with
                            Management (U.S.A.)     consideration also given to current income by investing
                            Limited                 approximately 20% of the Lifestyle Trust's assets in
                                                    Underlying Portfolios which invest primarily in fixed
                            Deutsche Asset          income securities and approximately 80% of its assets
                            Management Inc.         in Underlying Portfolios which invest primarily in
                                                    equity securities.

LIFESTYLE BALANCED 640      MFC Global Investment   seeks to provide a balance between a high level of
TRUST                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to capital growth by investing
                                                    approximately 40% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 60% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

LIFESTYLE MODERATE 460      MFC Global Investment   seeks to provide a balance between a high level of
TRUST                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to current income by investing
                                                    approximately 60% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 40% of its assets
                                                    in Underlying Portfolios which invest primarily in
                                                    equity securities.

LIFESTYLE CONSERVATIVE      MFC Global Investment   seeks to provide a high level of current income with
280 TRUST                   Management (U.S.A.)     some consideration also given to growth of capital by
                            Limited                 investing approximately 80% of the Lifestyle Trust's
                                                    assets in Underlying Portfolios which invest primarily
                            Deutsche Asset          in fixed income securities and approximately 20% of its
                            Management Inc.         assets in Underlying Portfolios which invest primarily
                                                    in equity securities.

-----------------
*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

You bear the investment risk of any portfolio you choose as an investment option for your contract. A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.




If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT


Eligible Plans



The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total purchase payments of more than $1 million require our approval.

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Enhancement is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying portfolio.

ACCUMULATION UNITS

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

      -     Where (a) is:

the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

      - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

      - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

Telephone and Electronic Transactions



We permit you to make certain types of transactions by telephone or electronically through the internet.



When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:



      -     By calling us at 1-800-551-2078, or



      - By the internet (electronically) through our website at www.johnhancocknewyork.com



To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.



We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



     -    Any loss or theft of your password, or



     -    Any unauthorized use of your password



We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.



All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.


Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable account investment options until the amount in the investment option from which the transfer is made is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

WITHDRAWALS

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.




Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. The IP program is offered without charge.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix D "Qualified Plan Types").

See Appendix C for information on the death benefit provisions under Ven 9 contracts.

AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

During the first contract year, the death benefit will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

      -     the contract value, or

      - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

      -     the contract value, or

      - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office :



      -     a certified copy of a death certificate; or


      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date the death benefit is determined.

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

      -     No additional purchase payments may be made.


            Withdrawal charges will be waived for all future distributions.


      - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract . In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.


Please see "Optional Benefits" for a discussion of benefits available to spousal beneficiaries under each optional rider.


A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

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GENERAL

You have a choice of several different ways of receiving annuity benefit payments from us.


Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed to be offered in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

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

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.


PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.



The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS


Variable annuity benefit payments after the first one will be based on the investment performance of the variable account investment options selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each sub-account by the annuity unit value of that variable account investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable account investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each variable account investment option are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.


The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-

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


account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the investment factor is less than the assumed interest rate, the payment amount will decrease.



A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity benefit payment.


The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity benefit payments will not decrease is 4.46%.

See Appendix C for information on assumed interest rate for Ven 9 contracts.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.


Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day  right to cancel your contract.


RIGHT TO REVIEW


You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

CONTRACTS WITH OPTIONAL PAYMENT ENHANCEMENT. See "Payment Enhancement" below for information regarding our recovery of the payment enhancement if you exercise your right to return the contract during the right to review period.

You are entitled to exercise all rights under your contract.

OWNERSHIP

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.


In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.


Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The "annuitant" is either you or someone you designate.

ANNUITANT

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.


If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.


CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

See Appendix C for information with respect to the beneficiary under Ven 9 contracts.

MODIFICATION


We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3% .


INVESTMENT OPTIONS. We may make available fixed account investment options under the contract. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a fixed investment account from time to time. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. See Appendix C for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.



We may establish a DCA fixed account investment option under the DCA program to make automatic transfers to one or more variable account investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).



For contracts issued on and after March 24, 2003, purchase payments and transfers to any fixed account option are not allowed.



INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options, if available, at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

      A - The guaranteed interest rate on the investment account.

      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the contract owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

See Appendix C for information on the market value charge provisions under Ven 9 contracts.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

      - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX D - QUALIFIED PLAN TYPES").


LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege is not available to such contracts if the optional Principal Plus benefit was elected.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS




PRINCIPAL PLUS


The optional Principal Plus rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. You may elect Principal Plus at the time the contract is issued, provided:





      - your entire contract value is invested in accordance with the investment options available with Principal Plus; and

      - the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "Principal Plus Fee" below).




Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:


 Guaranteed  Withdrawal      The total amount available for future periodic withdrawals
         Balance             under Principal Plus.
          "GWB"              The initial GWB is equal to your initial payment(s).

 Guaranteed  Withdrawal      The amount guaranteed to be available each contract year for
         Amount              withdrawal under Principal Plus until the GWB is depleted.
          "GWA"              The initial GWA is equal to 5% of the initial GWB.


Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

      - If your contract value exceeds your GWB on certain dates, you may elect to increase or

            "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.


Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.)


SINCE THE BENEFIT OF PRINCIPAL PLUS IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF PRINCIPAL PLUS MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:


      -     exceed $100,000 or



      - cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.


For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 -1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

      -     the contract value immediately after the withdrawal; or



      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.


The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:


      -     the GWA immediately prior to the purchase payment; or



      -     the lesser of:



            -     5% of the GWB immediately after the purchase payment; or



            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.


As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:


      -     the GWA immediately prior to the Bonus; or



      -     5% of the GWB immediately after the Bonus.


Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:


      -     the GWA immediately prior to the Step-Up of the GWB; or



      -     5% of the GWB immediately after the Step-Up of the GWB.


Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:


      -     the GWA immediately prior to the withdrawal; or



      -     5% of the greater of:



            -     the contract value immediately after the withdrawal; or



            -     the GWB immediately after the withdrawal.


Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:


      - are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and



      -     are paid to the owner:

         -  pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
            Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or



         - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or



         - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and



      - do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.


For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:


      - the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or



      - the GWB as of the applicable date divided by the owner's Life Expectancy as described below.


For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 -1/2 Distributions and Required Minimum Distributions); or


      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)


WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.


THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF the date of this prospectus APPLICABLE TO PRE-59 -1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS.


SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. For purposes of subsequent calculation of the GWA and the GWB, Death Benefit distributions will be treated as withdrawals. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.") Note that some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this rider. (See "Calculation of GWB - Effect of Withdrawals" and Calculation of GWA - Effect of Withdrawals".)


INVESTMENT OPTIONS.



If you elect Principal Plus, you must invest 100% of your contract value at all times:



      (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or



      (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)



If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.


You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.


Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:


                                 PORTFOLIO NAME
                               Money Market Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust


FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE Portfolio's PROSPECTUS. THE Portfolio's PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.


Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

                                         PERCENTAGE
                                     ALLOCATION OF EACH
                                     PORTFOLIO WITHIN THE
 MODEL ALLOCATION NAME                 MODEL ALLOCATION          PORTFOLIO NAME
------------------------             --------------------   ---------------------------

Core Holdings of America                    25%             American Growth-Income Trust
                                            25%             American Growth Trust
                                            15%             American International Trust
                                            35%              Active Bond Trust

Value Strategy                              30%             Equity-Income Trust
                                            30%             Core Equity Trust
                                            20%               Active Bond Trust
                                            20%             Strategic Bond Trust

Growth Blend                                40%             Blue Chip Growth Trust
                                            20%               Active Bond Trust
                                            20%             American Growth-Income Trust
                                            20%             Strategic Bond Trust

Global Balanced                             30%             Fundamental Value Trust

                                          PERCENTAGE
                                     ALLOCATION OF EACH
                                     PORTFOLIO WITHIN THE
 MODEL ALLOCATION NAME               MODEL ALLOCATION          PORTFOLIO NAME
------------------------             --------------------   ---------------------------
                                            20%             Global Bond Trust
                                            25%             Global Allocation Trust
                                            25%             American International Trust

Blue Chip Balanced                          30%             American Growth Trust
                                            30%             American Growth-Income Trust
                                            40%             Investment Quality Bond Trust



See Appendix E for information about Model Allocations available with Principal Plus for applications received prior to April 30, 2005.



If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.



IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE PORTFOLIO'S PROSPECTUS. THE PORTFOLIO'S PROSPECTUS SHOULD BE READ more CAREFULLY BEFORE INVESTING.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.



We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.


TERMINATION. The owner may not terminate the Principal Plus rider. However, Principal Plus will terminate automatically upon the earliest of:

      -     depletion of the GWB;

      -     the Maturity Date;

      - when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

      - depletion of the contract value, unless Principal Plus is in its Settlement Phase; or

      -     termination of the contract.


PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step- up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES

Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.


                                                                                               GWB ON
                          PURCHASE                             WITHDRAWAL                     CONTRACT
CONTRACT YEAR             PAYMENTS            GWA                 TAKEN          BONUS       ANNIVERSARY
-------------             --------            -----            ----------        ------      ------------
  At issue                 100,000                                                                100,000
     1                           0            5,000                 5,000             0            95,000
     2                           0            5,000                 5,000             0            90,000
     3                           0            5,000                 5,000             0            85,000
     4                           0            5,000                 5,000             0            80,000
     5                           0            5,000                 5,000             0            75,000
     10                          0            5,000                 5,000             0            50,000
     20                          0            5,000                 5,000             0                 0


Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.


                                            GWA AFTER                                           GWB ON
                          PURCHASE          PURCHASE            WITHDRAWAL                     CONTRACT
CONTRACT YEAR             PAYMENTS           PAYMENT              TAKEN          BONUS       ANNIVERSARY
-------------             --------          --------           -----------       ------      ------------
    At issue               100,000                                                                100,000
      1                          0             5,000                     0        5,000           105,000
      2                     10,000             5,750                     0        5,500           120,500
      3                          0             6,025                 6,025            0           114,475
      4                          0             6,025                     0        5,500           119,975
      5                          0             6,025                     0        5,500           125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).


                                                           HYPOTHETICAL
                                                             CONTRACT
                                 GWA                         VALUE ON
                                AFTER                        CONTRACT                    GWB ON
 CONTRACT      PURCHASE       PURCHASE     WITHDRAWAL      ANNIVERSARY                  CONTRACT
   YEAR        PAYMENTS        PAYMENT       TAKEN          PRIOR TO FEE     BONUS     ANNIVERSARY
 ---------     --------       --------     ----------      -------------     -----     -----------
  At issue      100,000                                                                    100,000
      1               0         5,000           5,000            102,000         0          95,000
      2               0         5,000           5,000            103,828         0          90,000
      3               0         5,000           5,000            105,781         0         105,781
      4               0         5,289           5,289             94,946         0         100,492
      5               0         5,289          10,000             79,898         0          79,898



The addition of Principal Plus to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, Principal Plus contains age caps and limitations on contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of Principal Plus, especially at older ages.



New contracts may be issued with an optional Payment Enhancement if the contract owner elects this feature.



PAYMENT ENHANCEMENT



The Payment Enhancement may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Payment Enhancement is $10,000. An additional fee is imposed for the Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



If you elect the Payment Enhancement, we will add a payment enhancement to your contract when you make a purchase payment. The payment enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The payment enhancement is funded from our general account. (See Appendix F for information on payment enhancements on contracts issued prior to November, 2004)



Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a payment enhancement.



Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any payment enhancement applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. However, earnings attributable to the payment enhancement will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.



Tax Considerations. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").



Matters to Consider Prior to Electing the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. For example, the higher charges assessed for a contract with a payment enhancement may over time exceed the amount of the payment enhancement and any earnings thereon. We issue one other variable annuity which has no payment enhancement. In addition, the contract described in this prospectus may be purchased without a payment enhancement. Contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:



      -     The length of time that you plan to own your contract



      -     The frequency, amount and timing of any partial earnings



      -     The amount of your purchase payments



Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single purchase payment to your contract or a high initial purchase payment relative to renewal purchase payments and you intend to hold your contract for more than 11 years.



We expect to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges. (see "CHARGES AND DEDUCTIONS")



If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix D - "QUALIFIED PLAN TYPES").



Additional Charges for the Payment Enhancement. If the Payment Enhancement is elected, the separate account annual expenses are increased by 0.35% to 1.75%. The guaranteed interest rate on fixed accounts is reduced by 0.35%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no payment enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no payment enhancement). See "SUMMARY - CHARGES AND DEDUCTIONS."


CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying portfolio prospectuses.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years (eight complete years if the Payment Enhancement Rider was selected). There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years (eight complete years if the Payment Enhancement Rider was selected). In no event may the total withdrawal charges exceed 6% (8% if the Optional Payment Enhancement is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

      - 10% of total purchase payments (less all prior withdrawals in that contract year), and

      - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years (eight years if the Payment Enhancement Rider was selected). Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                                             WITHDRAWAL CHARGE                   WITHDRAWAL CHARGE
     NUMBER OF COMPLETE YEARS                    PERCENTAGE                          PERCENTAGE
   PURCHASE PAYMENT IN CONTRACT          (NO PAYMENT ENHANCEMENT)           (WITH PAYMENT ENHANCEMENT)
   ----------------------------          ------------------------           --------------------------
                0                                    6%                                  8%
                1                                    6%                                  8%
                2                                    5%                                  7%
                3                                    5%                                  7%
                4                                    4%                                  5%
                5                                    3%                                  4%
                6                                    2%                                  3%
                7                                    0%                                  1%
                8+                                   0%                                  0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

See Appendix C for information on the withdrawal charge under Ven 9 contracts.

ADMINISTRATION FEES

Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the Optional Payment Enhancement is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


See the "Fee Tables" and Appendix C for information on the mortality and expense risks charge for Ven 9 contracts.


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.


In addition, we will withhold taxes to the extent required by applicable law.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 4.0%.


FEDERAL TAX MATTERS

INTRODUCTION


The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.



TAXATION OF ANNUITIES IN GENERAL



Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment


TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:


      - the contract must be owned by an individual (or treated as owned by an individual),


      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations


      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,


      -     certain qualified contracts,


      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.


DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.


A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful, however.


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.



Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.



The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.


TAXATION OF ANNUITY BENEFIT PAYMENTS



A portion of each annuity payment is usually taxable as ordinary in-come.



Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."



In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:




      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and


      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or


      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."


During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS



Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.



There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:



      - received on or after the date on which the contract owner reaches age 59 1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan



The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the Principal Plus Rider, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59 1/2,


      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).


These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.


When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before you receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS


A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The loan privilege will not be available to such contracts if the Principal Plus optional benefit is elected. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


FEDERAL INCOME TAX WITHHOLDING



We may be required to withhold amounts from some payments for Federal income taxes.


We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


We pay compensation for sales of the contracts.


DISTRIBUTION OF CONTRACTS


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").



We offer the contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the contracts directly to potential purchasers. These affiliated broker-dealers include Essex National Securities, Inc. and Signator Investors, Inc.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the contracts. The individual representative who sells you a contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to contracts that have already been purchased.



Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 7% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a contract.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at John Hancock New York, Annuity Service Office, P.O. Box 55013, Boston, MA 02205-5013.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.




VOTING INTEREST

As stated above under "The Portfolios", we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.


ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55013, Boston, Massachusetts 02205-5013 You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.


ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a portfolio may be determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:


      -     A certified copy of a death certificate; or


      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.


Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms from all beneficiaries at our Annuity Service Office.


FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.

PORTFOLIO.: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(s): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

EXAMPLE 1* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


                                                       WITHDRAWAL CHARGE
CONTRACT   HYPOTHETICAL   FREE WITHDRAWAL  PAYMENTS    -----------------
  YEAR    CONTRACT VALUE      AMOUNT       LIQUIDATED   PERCENT  AMOUNT
--------  --------------  ---------------  ----------  --------  -------
   2          55,000          5,000(A)        50,000        6%     3,000
   4          50,500          5,000(B)        45,500        5%     2,275
   6          60,000         10,000(C)        50,000        3%     1,500
   7          35,000          5,000(D)        30,000        2%       600
   8          70,000         20,000(E)        50,000        0%         0


-------------------
(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to the lesser of the total payments or the contract value, less the free withdrawal amount.

(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                 WITHDRAWAL CHARGE
 HYPOTHETICAL   PARTIAL WITHDRAWAL  FREE WITHDRAWAL   PAYMENTS   -----------------
CONTRACT VALUE      REQUESTED           AMOUNT       LIQUIDATED   PERCENT  AMOUNT
--------------  ------------------  ---------------  ----------  --------  -------
    65,000            2,000            15,000(A)            0         5%       0
    49,000            5,000             3,000(B)        2,000         5%     100
    52,000            7,000             4,000(C)        3,000         5%     150
    44,000            8,000                 0(D)        8,000         5%     400

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year.

--------------------
(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,0000). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 9 contracts.

                       APPENDIX C: PRIOR CONTRACTS Ven 9


The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999.

The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.



                                                                           TOTAL
                                       MANAGEMENT  RULE 12B-1   OTHER     ANNUAL
PORTFOLIO                                 FEES        FEES     EXPENSES  EXPENSES
---------                              ----------  ----------  --------  --------
JOHN HANCOCK TRUST - Series I Shares:
Science & Technology Trust               1.04%(C)     0.05%      0.07%     1.16%
Pacific Rim Trust                        0.80%        0.05%      0.28%     1.13%
Health Sciences Trust                    1.05%(C)     0.05%      0.11%     1.21%
Emerging  Small Company Trust            1.00%        0.05%      0.06%     1.11%
Small Cap Index Trust                    0.49%        0.05%      0.03%     0.57%
Dynamic Growth Trust                     0.95%        0.05%      0.07%     1.07%
Mid Cap Stock Trust                      0.86%        0.05%      0.05%     0.96%
All Cap Growth Trust                     0.89%        0.05%      0.06%     1.00%
Strategic Opportunities Trust            0.80%        0.05%      0.07%     0.92%
Financial Services Trust                 0.88%(F)     0.05%      0.08%     1.01%
International Stock Trust                0.95%        0.05%      0.16%     1.16%
International Small Cap Trust            1.00%        0.05%      0.19%     1.24%
International Value Trust                0.87%(E)     0.05%      0.15%     1.07%
Quantitative Mid Cap Trust               0.75%        0.05%      0.09%     0.89%
Mid Cap Index Trust                      0.49%        0.05%      0.03%     0.57%
Global Trust                             0.85%(E)     0.05%      0.15%     1.05%
Capital Appreciation Trust               0.85%        0.05%      0.07%     0.97%
All Cap Core Trust                       0.80%        0.05%      0.07%     0.92%
Large Cap Growth Trust                   0.85%        0.05%      0.06%     0.96%
Total Stock Market Index Trust           0.49%        0.05%      0.03%     0.57%
Blue Chip Growth Trust                   0.82%(C)     0.05%      0.04%     0.91%
U.S. Large Cap Trust                     0.82%        0.05%      0.06%     0.93%
Strategic Value Trust                    0.85%        0.05%      0.09%     0.99%
Utilities Trust                          0.85%        0.05%      0.25%     1.15%
Real Estate Securities Trust             0.70%        0.05%      0.05%     0.80%
Small Company Value Trust                1.04%(C)     0.05%      0.01%     1.10%
Mid Cap Value Trust                      0.87%        0.05%      0.05%     0.97%
Value Trust                              0.74%        0.05%      0.06%     0.85%
All Cap Value Trust                      0.84%        0.05%      0.06%     0.95%
500 Index Trust                          0.46%        0.05%      0.05%     0.56%
Fundamental Value Trust                  0.84%(F)     0.05%      0.05%     0.94%
Growth & Income Trust                    0.65%        0.05%      0.04%     0.74%
Equity-income Trust                      0.81%(C)     0.05%      0.05%     0.91%
Income & Value Trust                     0.79%        0.05%      0.04%     0.88%
Global Allocation Trust                  0.85%        0.05%      0.20%     1.10%

                                                                                          TOTAL
                                                  MANAGEMENT    RULE 12b-1   OTHER       ANNUAL
PORTFOLIO                                            FEES          FEES     EXPENSES    EXPENSES
---------                                         ----------    ----------  --------    --------
High Yield Trust                                     0.68%         0.05%      0.07%       0.80%
Strategic Bond Trust                                 0.70%         0.05%      0.08%       0.83%
Global Bond Trust                                    0.70%         0.05%      0.10%       0.85%
Investment Quality Bond Trust                        0.60%         0.05%      0.09%       0.74%
Total Return Trust                                   0.70%         0.05%      0.05%       0.80%
U.S. Government Securities Trust                     0.62%         0.05%      0.07%       0.74%
Money Market Trust                                   0.48%         0.05%      0.03%       0.56%
Lifestyle Aggressive 1000 Trust                      0.05%         0.05%      1.02%(B)    1.12%
Lifestyle Growth 820 Trust                           0.05%         0.05%      0.95%(B)    1.05%
Lifestyle  Balanced 640 Trust                        0.05%         0.05%      0.90%(B)    1.00%
Lifestyle Moderate 460 Trust                         0.05%         0.05%      0.87%(B)    0.97%
Lifestyle  Conservative 280 Trust                    0.05%         0.05%      0.79%(B)    0.89%
JOHN HANCOCK TRUST - Series II Shares:
Emerging Growth Trust                                0.80%         0.25%      0.07%       1.12%
Natural Resources Trust                              1.01%         0.25%      0.07%       1.33%
Small Cap Growth Trust(A)                            1.08%         0.25%      0.07%       1.40%
Small Cap Trust(A)                                   0.85%         0.25%      0.07%       1.17%
Small Company Trust +                                1.05%         0.25%      0.57%(A)    1.87%D
International Opportunities Trust(A)                 1.00%         0.25%      0.20%       1.45%
International Equity Index Trust(A)                  0.55%         0.25%      0.06%       0.86%
Overseas Equity Trust(A)                             0.90%         0.25%      0.17%       1.32%
American International Trust(G)                      0.54%         0.75%      0.08%       1.37%
Mid Cap Core Trust                                   0.90%         0.25%      0.16%       1.31%
American Growth Trust(G)                             0.35%         0.75%      0.03%       1.13%
U.s. Global Leaders Growth Trust +                   0.71%         0.25%      0.73%(A)    1.69%D
Quantitative All Cap Trust                           0.71%         0.25%      0.05%       1.01%
Core Equity Trust +                                  0.85%         0.25%      0.06%(A)    1.16%
Large Cap Value Trust                                0.85%         0.25%      0.13%       1.23%
Classic Value Trust +                                0.87%         0.25%      0.56%(A)    1.68%(D)
Small Cap Opportunities Trust                        1.00%         0.25%      0.08%       1.33%
Small Cap Value Trust(A)                             1.08%         0.25%      0.08%       1.41%
Special Value Trust                                  1.00%         0.25%      0.28%       1.53%
Mid Value Trust                                      1.01%(C)      0.25%      0.07%       1.33%
Large Cap Trust(A)                                   0.85%         0.25%      0.15%       1.25%
Quantitative Value Trust +                           0.70%         0.25%      0.08%(A)    1.03%
American Growth-income Trust(G)                      0.29%         0.75%      0.03%       1.07%
American Blue Chip Income and Growth Trust(G)        0.45%         0.75%      0.05%       1.25%
U.s. High Yield Bond Trust(A)                        0.75%         0.25%      0.21%       1.21%
Strategic Income Trust +                             0.73%         0.25%      0.46%(A)    1.44%
Real Return Bond Trust                               0.70%         0.25%      0.07%       1.02%
Core Bond Trust(A)                                   0.69%         0.25%      0.21%       1.15%
Active Bond Trust(A)                                 0.61%         0.25%      0.04%       0.90%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                        0.20%         0.45%      0.88%       1.53%



+ Commencement of operations -- May 3, 2004


(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:


                                                  TOTAL ANNUAL
PORTFOLIO                         OTHER EXPENSES    EXPENSES
---------                         --------------  ------------
Lifestyle Aggressive 1000 Trust       1.01%           1.11%
Lifestyle Growth 820 Trust            0.94%           1.04%
Lifestyle Balanced 640 Trust          0.89%           0.99%
Lifestyle Moderate 460 Trust          0.86%           0.96%
Lifestyle Conservative 280 Trust      0.78%           0.88%


This voluntary expense reimbursement may be terminated at any time.


(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust , the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios . Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:



                                  MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                            FEES       EXPENSES
---------                         ----------  ------------
Science & Technology Trust          1.01%        1.13%
Health Sciences Trust               1.02%        1.18%
Blue Chip Growth Trust              0.79%        0.88%
Equity-Income Trust                 0.79%        0.88%
Mid Value Trust                     0.98%        1.30%
Small Company Trust                 1.01%        1.07%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                  TOTAL ANNUAL
PORTFOLIO                         OTHER EXPENSES    EXPENSES
---------                         --------------  ------------
Small Company Trust                   0.49%           1.79%
U.S. Global Leaders Growth Trust      0.50%           1.46%
Classic Value Trust                   0.50%           1.62%


These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:


                                  MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                            FEES       EXPENSES
---------                         ----------  ------------
Global Trust                         0.80%       1.00%
International Value Trust            0.80%       1.00%


These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.


                                           BETWEEN $50
                               FIRST $50   MILLION AND    EXCESS OVER
PORTFOLIO                      MILLION*   $500 MILLION*  $500 MILLION*
---------                      ---------  -------------  -------------
Financial Services Trust         0.85%       0.80%           0.75%
Fundamental Value Trust          0.85%       0.80%           0.75%

-----------
*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:


                                  MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                            FEES       EXPENSES
---------                         ----------  ------------
Financial Services Trust             0.83%        0.96%
Fundamental Value Trust              0.79%        0.89%



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fees may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                                 MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                           FEES       EXPENSES
---------                        ----------  ------------
American Growth Trust               0.34%        1.12%
American International Trust        0.53%        1.36%
American Blue Chip Income and
Growth Trust                        0.44%        1.24%
American Growth-Income Trust        0.28%        1.06%



FIXED INVESTMENT OPTIONS. The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus does not currently offer fixed account investment options (unless a special DCA option is offered.)


FIXED ACCOUNT MINIMUM INTEREST GUARANTEE. The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.


OPTIONAL PAYMENT ENHANCEMENT; GRIP I/GRIP II. Neither the Optional Payment Enhancement nor GRIP I/GRIP II is available for prior contracts.


MARKET VALUE CHARGE. The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:

For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

There will be no market value charge on withdrawals from the fixed account investment options in the following situations:

     -    death of the annuitant;

     -    amounts withdrawn to pay fees or charges;

     - amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and

     - amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES. The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

PRIOR CONTRACT WITHDRAWAL CHARGE. If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

NUMBER OF COMPLETE YEARS
  PURCHASE PAYMENT IN     WITHDRAWAL CHARGE
       CONTRACT              PERCENTAGE
------------------------  -----------------
          0                      6%
          1                      6%
          2                      5%
          3                      4%
          4                      3%
          5                      2%
          6+                     0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

ADMINISTRATION FEES. The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS. Prior Contract Death Benefit Provisions. The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS. Annuity Tables Assumed Interest Rate. A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary. Under the prior contract certain provisions relating to beneficiary are as follows:

The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

(SEE APPENDIX U FOR ACCUMULATION UNIT VALUE TABLES FOR PRIOR CONTRACTS)

                        APPENDIX D: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.


The contract may be issued with certain death benefits or an optional benefit such as the Principal Plus benefit. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.



SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the Principal PLUS benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAS. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefits or an optional benefit such as the Principal Plus benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the Principal Plus benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice



TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the Principal Plus benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX E: Product Features Available for Older Contracts



Charges and Deductions



See "Fee Tables" for information on charges and deductions.



Total Annual Portfolio Operating Expenses



For contracts issued prior to May 13, 2002:



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.



                                                                                          TOTAL
                                                  MANAGEMENT    RULE 12b-1   OTHER       ANNUAL
PORTFOLIO                                            FEES          FEES     EXPENSES    EXPENSES
---------                                         ----------    ----------  --------    --------
JOHN HANCOCK TRUST - Series I shares:
Science & Technology Trust                          1.04%(C)       0.05%      0.07%       1.16%
Pacific Rim Trust                                   0.80%          0.05%      0.28%       1.13%
Health Sciences Trust                               1.05%(C)       0.05%      0.11%       1.21%
Emerging  Small Company Trust                       1.00%          0.05%      0.06%       1.11%
Small Cap Index Trust                               0.49%          0.05%      0.03%       0.57%
Dynamic Growth Trust                                0.95%          0.05%      0.07%       1.07%
Mid Cap Stock Trust                                 0.86%          0.05%      0.05%       0.96%
All Cap Growth Trust                                0.89%          0.05%      0.06%       1.00%
Strategic Opportunities Trust                       0.80%          0.05%      0.07%       0.92%
Financial Services Trust                            0.88%(F)       0.05%      0.08%       1.01%
International Stock Trust                           0.95%          0.05%      0.16%       1.16%
International Small Cap Trust                       1.00%          0.05%      0.19%       1.24%
International Value Trust                           0.87%(E)       0.05%      0.15%       1.07%
Quantitative Mid Cap Trust                          0.75%          0.05%      0.09%       0.89%
Mid Cap Index Trust                                 0.49%          0.05%      0.03%       0.57%
Global Trust                                        0.85%(E)       0.05%      0.15%       1.05%
Capital Appreciation Trust                          0.85%          0.05%      0.07%       0.97%
All Cap Core Trust                                  0.80%          0.05%      0.07%       0.92%
Large Cap Growth Trust                              0.85%          0.05%      0.06%       0.96%
Total Stock Market Index Trust                      0.49%          0.05%      0.03%       0.57%
Blue Chip Growth Trust                              0.82%(C)       0.05%      0.04%       0.91%
U.S. Large Cap Trust                                0.82%          0.05%      0.06%       0.93%
Strategic Value Trust                               0.85%          0.05%      0.09%       0.99%
Utilities Trust                                     0.85%          0.05%      0.25%       1.15%
Real Estate Securities Trust                        0.70%          0.05%      0.05%       0.80%
Small Company Value Trust                           1.04%(C)       0.05%      0.01%       1.10%
Mid Cap Value Trust                                 0.87%          0.05%      0.05%       0.97%
Value Trust                                         0.74%          0.05%      0.06%       0.85%
All Cap Value Trust                                 0.84%          0.05%      0.06%       0.95%
500 Index Trust                                     0.46%          0.05%      0.05%       0.56%
Fundamental Value Trust                             0.84%(F)       0.05%      0.05%       0.94%
Growth & Income Trust                               0.65%          0.05%      0.04%       0.74%
Equity-Income Trust                                 0.81%(C)       0.05%      0.05%       0.91%
Income & Value Trust                                0.79%          0.05%      0.04%       0.88%
Global Allocation Trust                             0.85%          0.05%      0.20%       1.10%
High Yield Trust                                    0.68%          0.05%      0.07%       0.80%
Strategic Bond Trust                                0.70%          0.05%      0.08%       0.83%

                                                                                          TOTAL
                                                  MANAGEMENT    RULE 12b-1   OTHER       ANNUAL
PORTFOLIO                                            FEES          FEES     EXPENSES    EXPENSES
---------                                         ----------    ----------  --------    --------
Global Bond Trust                                   0.70%          0.05%      0.10%       0.85%
Investment Quality Bond Trust                       0.60%          0.05%      0.09%       0.74%
Total Return Trust                                  0.70%          0.05%      0.05%       0.80%
U.S. Government Securities Trust                    0.62%          0.05%      0.07%       0.74%
Money Market Trust                                  0.48%          0.05%      0.03%       0.56%
Lifestyle Aggressive 1000 Trust                     0.05%          0.05%      1.02%(B)    1.12%
Lifestyle Growth 820 Trust                          0.05%          0.05%      0.95%(B)    1.05%
Lifestyle  Balanced 640 Trust                       0.05%          0.05%      0.90%(B)    1.00%
Lifestyle Moderate 460 Trust                        0.05%          0.05%      0.87%(B)    0.97%
Lifestyle  Conservative 280 Trust                   0.05%          0.05%      0.79%(B)    0.89%
JOHN HANCOCK TRUST - Series II shares:
Emerging Growth Trust                               0.80%          0.25%      0.07%       1.12%
Natural Resources Trust                             1.01%          0.25%      0.07%       1.33%
Small Cap Growth Trust(A)                           1.08%          0.25%      0.07%       1.40%
Small Cap Trust(A)                                  0.85%          0.25%      0.07%       1.17%
Small Company Trust +                               1.05%          0.25%      0.57%(A)    1.87%(D)
International Opportunities Trust(A)                1.00%          0.25%      0.20%       1.45%
International Equity Index Trust(A)                 0.55%          0.25%      0.06%       0.86%
Overseas Equity Trust(A)                            0.90%          0.25%      0.17%       1.32%
American International Trust(G)                     0.54%          0.75%      0.08%       1.37%
Mid Cap Core Trust                                  0.90%          0.25%      0.16%       1.31%
American Growth Trust(G)                            0.35%          0.75%      0.03%       1.13%
U.S. Global Leaders Growth Trust +                  0.71%          0.25%      0.73%(A)    1.69%(D)
Quantitative All Cap Trust                          0.71%          0.25%      0.05%       1.01%
Core Equity Trust +                                 0.85%          0.25%      0.06%(A)    1.16%
Large Cap Value Trust                               0.85%          0.25%      0.13%       1.23%
Classic Value Trust +                               0.87%          0.25%      0.56%(A)    1.68%(D)
Small Cap Opportunities Trust                       1.00%          0.25%      0.08%       1.33%
Small Cap Value Trust(A)                            1.08%          0.25%      0.08%       1.41%
Special Value Trust                                 1.00%          0.25%      0.28%       1.53%
Mid Value Trust                                     1.01%(C)       0.25%      0.07%       1.33%
Large Cap Trust(A)                                  0.85%          0.25%      0.15%       1.25%
Quantitative Value Trust +                          0.70%          0.25%      0.08%(A)    1.03%
American Growth-Income Trust(G)                     0.29%          0.75%      0.03%       1.07%
American Blue Chip Income and Growth Trust(G)       0.45%          0.75%      0.05%       1.25%
U.S. High Yield Bond Trust(A)                       0.75%          0.25%      0.21%       1.21%
Strategic Income Trust +                            0.73%          0.25%      0.46%(A)    1.44%
Real Return Bond Trust                              0.70%          0.25%      0.07%       1.02%
Core Bond Trust(A)                                  0.69%          0.25%      0.21%       1.15%
Active Bond Trust(A)                                0.61%          0.25%      0.04%       0.90%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                       0.20%          0.45%      0.88%       1.53%



+ Commencement of operations -- May 3, 2004



(A) Based on estimates for the current fiscal year



(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                  TOTAL ANNUAL
PORTFOLIO                         OTHER EXPENSES    EXPENSES
---------                         --------------  ------------
Lifestyle Aggressive 1000 Trust        1.01%          1.11%
Lifestyle Growth 820 Trust             0.94%          1.04%
Lifestyle Balanced 640 Trust           0.89%          0.99%
Lifestyle Moderate 460 Trust           0.86%          0.96%
Lifestyle Conservative 280 Trust       0.78%          0.88%



This voluntary expense reimbursement may be terminated at any time.



(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:



                                MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                          FEES       EXPENSES
---------                       ----------  ------------
Science & Technology Trust         1.01%        1.13%
Health Sciences Trust              1.02%        1.18%
Blue Chip Growth Trust             0.79%        0.88%
Equity-Income Trust                0.79%        0.88%
Mid Value Trust                    0.98%        1.30%
Small Company Trust                1.01%        1.07%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                  TOTAL ANNUAL
PORTFOLIO                         OTHER EXPENSES    EXPENSES
---------                         --------------  ------------
Small Company Trust                    0.49%          1.79%
U.S. Global Leaders Growth Trust       0.50%          1.46%
Classic Value Trust                    0.50%          1.62%



These voluntary expense reimbursements may be terminated at any time.



(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:



                                MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                          FEES       EXPENSES
---------                       ----------  ------------
Global Trust                      0.80%        1.00%
International Value Trust         0.80%        1.00%



These advisory fee waivers may be rescinded at any time.



(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.



                                           BETWEEN $50
                               FIRST $50   MILLION AND    EXCESS OVER
PORTFOLIO                      MILLION*   $500 MILLION*  $500 MILLION*
---------                      ---------  -------------  -------------
Financial Services Trust         0.85%        0.80%          0.75%
Fundamental Value Trust          0.85%        0.80%          0.75%

*as a percentage of average annual net assets.



If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:



                          MANAGEMENT  TOTAL ANNUAL
        PORTFOLIO            FEES       EXPENSES
------------------------  ----------  ------------
Financial Services Trust     0.83%        0.96%
Fundamental Value Trust      0.79%        0.89%



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fees may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                               MANAGEMENT  TOTAL ANNUAL
          PORTFOLIO               FEES       EXPENSES
-----------------------------  ----------  ------------
American Growth Trust             0.34%       1.12%
American International Trust      0.53%       1.36%
American Blue Chip Income and
Growth Trust                      0.44%       1.24%
American Growth-Income Trust      0.28%       1.06%



Secure Principal Program sm Contracts issued prior to March 24, 2003 had the option to participate in our Secure Principal ProgramSM. Under the Secure Principal Program the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Secure Principal Program and its restrictions from your financial consultants or our Annuity Service Office. See Appendix C for information on purchase payments applicable to Ven 9 contracts.



OPTIONAL BENEFITS



Principal Plus. Principal Plus was not available for contracts issued prior to May 10, 2004. For applications received on or after May 10, 2004 and prior to April 30, 2005 the Model Allocations listed below were among the available Investment Options. These Model Allocations are no longer available for new contracts issued with Principal Plus. If you do not have allocations in one of these Model Allocations as of April 30, 2005 then these Model Allocations are no longer available to you. In this case, the Model Allocations currently available with Principal Plus are the only Model Allocations available to you (see Principal Plus - Investment Options).



If you have allocations in one of the Model Allocations listed below as of April 30, 2005, then that Model Allocation remains available to you subject to the following requirements.



      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to that Model Allocation on a quarterly basis and you may continue to allocate new Payments to such Model Allocation.



      - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into the Model Allocation, such DCA program may continue and new Payments may be allocated to such Model Allocation.



      - You may transfer monies out of the Model Allocation in which you are currently invested to the investment options described in Principal Plus - Investment Options, provided 100% of such monies are transferred. If such a transfer is made, the investment options described in Principal Plus - Investment Options become the available investment options and the formerly available Model Allocation will no longer be available to you for transfers or Payments.

Model Allocations Available for contracts issued with Principal Plus prior to April 30, 2005:



                                   PERCENTAGE ALLOCATION
                                    OF EACH PORTFOLIO
                                     WITHIN THE MODEL
       MODEL ALLOCATION NAME            ALLOCATION                 PORTFOLIO NAME
---------------------------------  ---------------------  --------------------------------
CoreSolution                                34%           Strategic Income Trust
                                            33%           U.S. Global Leaders Growth Trust
                                            33%           Classic Value Trust

Value Blend                                 40%           Equity-Income Trust
(Available for contracts with               20%           American Growth Trust
Principal Plus purchased prior to           20%           Active Bond Trust
June 1, 2004)                               20%           Strategic Bond Trust


Global                                      30%           Global Bond Trust
(Available for contracts with               20%           U.S. Large Cap Trust
Principal Plus purchased prior to           20%           Blue Chip Growth Trust
June 1, 2004)                               30%           International Value Trust



Payment Enhancement. The optional Payment Enhancement was not available for contracts issued prior to January 1, 2001. For Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the payment enhancement was 5%.



Guaranteed Retirement Income Programs. The optional Guaranteed Retirement Income Programs (GRIP) guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the GRIP rider. If the GRIP benefit is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIP, we will pay the monthly annuity benefit payments available under the contract. The GRIP riders were available only at contract issue. The riders are irrevocable and may only be terminated as described below.



Availability of GRIP. Two versions of the Guaranteed Retirement Income Program were offered. GRIP I was available for contracts issued between September 10, 2001, and July 21, 2003. GRIP II was available for contracts issued between December 2, 2002 and June 11, 2004. Any differences between GRIP I and GRIP II are described below.



Exercise of GRIP. Conditions of Exercise. The GRIP benefit may be exercised subject to the following conditions:



      - may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



INCOME BASE. The Income Base applied in determining the amount of GRIP annuity benefit payments is the greater of (i) the Growth Factor Income Base (GRIP II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the GRIP benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



The Income Base is used solely for purposes of calculating the GRIP monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.



Growth Factor Income Base (GRIP II only).



The Growth Factor Income Base is equal to (a) less (b), where:


      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


Growth Factor: The growth factor for GRIP II is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

Step-Up Income Base.



The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.






Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following annuity options which are described in this prospectus (see Pay-out Period Provisions - Annuity Options).


LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN


JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN



The Monthly Income Factors are described in the GRIP rider. When you exercise GRIP , actual income will be based on the greater of (i) your Income Base at Monthly Income Factors , or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your contract has been issued with a GRIP rider, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



GRIP Fee. The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract. To compensate us for this risk, we charge an annual fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



GRIP RIDER       ANNUAL FEE
----------       ----------
GRIP I              0.30%
GRIP II             0.45%



If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the pay-out period. For purposes of determining the GRIP Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



TERMINATION OF GRIP . GRIP will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or


      -     the exercise of the GRIP benefit.



Qualified Plans. The use of GRIP is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIP.



Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which a GRIP fee (discussed above) will be imposed, even though GRIP may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as GRIP, could affect the amount of the required minimum distribution that must be made under your contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant , or the joint life expectancy of the joint annuitants , depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


GRIP does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP benefit.

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES

                        TABLE OF ACCUMULATION UNIT VALUES
     FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES (EXCEPT VEN 9
                                   CONTRACTS)
                (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT)

                                              Year        Year        Year      Year       Year       Year
                                             Ended       Ended       Ended      Ended      Ended      Ended
                                            Dec. 31     Dec. 31     Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                              2004        2003        2002       2001       2000      1999
                                           ---------   ---------   ---------   -------    -------    -------
Science & Technology Trust - Series II
             Unit Value at Start of Year   13.813745    9.310073   12.500000
               Unit Value at End of Year   13.728514   13.813745    9.310073
          Number of Units at End of Year     192,794     130,488       6,103
Pacific Rim Trust - Series II
             Unit Value at Start of Year   13.757335    9.928205   12.500000
               Unit Value at End of Year   15.844454   13.757335    9.928205
          Number of Units at End of Year      44,535      25,847         484
Health Sciences Trust - Series II
             Unit Value at Start of Year   14.254961   10.636160   12.500000
               Unit Value at End of Year   16.170972   14.254961   10.636160
          Number of Units at End of Year     154,419      81,653       8,334
Emerging Growth Trust - Series II
             Unit Value at Start of Year   16.185428   12.500000
               Unit Value at End of Year   17.020099   16.185428
          Number of Units at End of Year      12,823       8,067
Emerging Small Company Trust - Series II
             Unit Value at Start of Year   13.147372    9.558698   12.500000
               Unit Value at End of Year   14.430921   13.147372    9.558698
          Number of Units at End of Year     149,872     103,731      15,125
Small Cap Index Trust - Series II
             Unit Value at Start of Year   13.622822    9.505573   12.500000
               Unit Value at End of Year   15.734175   13.622822    9.505573
          Number of Units at End of Year     136,174      75,773      23,187
Small Company Trust - Series II
             Unit Value at Start of Year   12.500000
               Unit Value at End of Year   15.069552
          Number of Units at End of Year       3,424
Dynamic Growth Trust - Series II
             Unit Value at Start of Year   12.892451   10.125646   12.500000
               Unit Value at End of Year   13.986908   12.892451   10.125646
          Number of Units at End of Year      87,810     304,799       4,320
Mid Cap Stock Trust - Series II
             Unit Value at Start of Year   14.167455   10.119925   12.500000
               Unit Value at End of Year   16.589409   14.167455   10.119925
          Number of Units at End of Year     348,792      200488      33,898
Natural Resources Trust - Series II
             Unit Value at Start of Year   17.815615   12.500000
               Unit Value at End of Year   21.791715   17.815615
          Number of Units at End of Year      86,284      27,084

                                                    Year        Year        Year      Year       Year       Year
                                                   Ended       Ended       Ended      Ended      Ended      Ended
                                                  Dec. 31     Dec. 31     Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                    2004        2003        2002       2001       2000      1999
                                                 ---------   ---------   ---------   -------    -------    -------
All Cap Growth Trust - Series II
                   Unit Value at Start of Year   12.767854   10.037335   12.500000
                     Unit Value at End of Year   13.387148   12.767854   10.037335
                Number of Units at End of Year      97,287      81,893      15,156
Strategic Opportunities Trust - Series II
                   Unit Value at Start of Year   10.173768    8.213230   12.500000
                     Unit Value at End of Year   11.274586   10.173768    8.213230
                Number of Units at End of Year      84,550     152,186       5,652
Financial Services Trust - Series II
                   Unit Value at Start of Year   13.484576   10.250809   12.500000
                     Unit Value at End of Year   14.638053   13.484576   10.250809
                Number of Units at End of Year     101,308      68,399       5,638
International Stock Trust - Series II
                   Unit Value at Start of Year   12.450972    9.693467   12.500000
                     Unit Value at End of Year   14.162481   12.450972    9.693467
                Number of Units at End of Year      37,104     115,127      14,269
International Small Cap Trust - Series II
                   Unit Value at Start of Year   15.087440    9.888129   12.500000
                     Unit Value at End of Year   17.981703   15.087440    9.888129
                Number of Units at End of Year      81,455      54,188       4,073
International Equity Index A Trust - Series II
                   Unit Value at Start of Year   12.500000
                     Unit Value at End of Year   14.645623
                Number of Units at End of Year      72,367
American International Trust - Series II
                   Unit Value at Start of Year   16.507632   12.500000
                     Unit Value at End of Year   19.328401   16.507632
                Number of Units at End of Year     336,815      63,121
International Value Trust - Series II
                   Unit Value at Start of Year   13.955892    9.792779   12.500000
                     Unit Value at End of Year   16.702962   13.955892    9.792779
                Number of Units at End of Year     307,005     208,885      56,165
Quantitative Mid Cap Trust - Series II
                   Unit Value at Start of Year   13.478226    9.881083   12.500000
                     Unit Value at End of Year   15.668018   13.478226    9.881083
                Number of Units at End of Year      13,437       7,465       1,821
Mid Cap Index Trust - Series II
                   Unit Value at Start of Year   13.262268   10.012615   12.500000
                     Unit Value at End of Year   15.123806   13.262268   10.012615
                Number of Units at End of Year     149,867      90,131      35,062
Mid Cap Core Trust - Series II
                   Unit Value at Start of Year   15.160007   12.500000
                     Unit Value at End of Year   17.061458   15.160007
                Number of Units at End of Year      82,249      48,270

                                                    Year        Year        Year      Year       Year       Year
                                                   Ended       Ended       Ended      Ended      Ended      Ended
                                                  Dec. 31     Dec. 31     Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                    2004        2003        2002       2001       2000      1999
                                                 ---------   ---------   ---------   -------    -------    -------
Global Trust - Series II
                 Unit Value at Start of Year     12.971433   10.339112   12.500000
                   Unit Value at End of Year     14.649783   12.971433   10.339112
              Number of Units at End of Year        84,399      36,341       6,453
Capital Appreciation Trust - Series II
                 Unit Value at Start of Year     12.201755    9.565574   12.500000
                   Unit Value at End of Year     13.141851   12.201755    9.565574
              Number of Units at End of Year        97,774      75,332      11,847
American Growth Trust - Series II
                 Unit Value at Start of Year     15.269062   12.500000
                   Unit Value at End of Year     16.849842   15.269062
              Number of Units at End of Year     1,046,035     284,976
U.S. Global Leaders Growth Trust - Series II
                 Unit Value at Start of Year     12.500000
                   Unit Value at End of Year     13.088477
              Number of Units at End of Year         4,596
Quantitative All Cap Trust - Series II
                 Unit Value at Start of Year     15.405463   12.500000
                   Unit Value at End of Year     17.419898   15.405463
              Number of Units at End of Year        10,781          28
All Cap Core Trust - Series II
                 Unit Value at Start of Year     13.642000   10.539761   12.500000
                   Unit Value at End of Year     15.611671   13.642000   10.539761
              Number of Units at End of Year        14,031      10,611       3,755
Large Cap Growth Trust - Series II
                 Unit Value at Start of Year     12.490048   10.113484   12.500000
                   Unit Value at End of Year     13.055022   12.490048   10.113484
              Number of Units at End of Year       315,848     233,752      48,413
Total Stock Market Index Trust - Series II
                 Unit Value at Start of Year     13.141717   10.226558   12.500000
                   Unit Value at End of Year     14.461277   13.141717   10.226558
              Number of Units at End of Year        97,242     228,392      20,550
Blue Chip Growth Trust - Series II
                 Unit Value at Start of Year     13.013611   10.228826   12.500000
                   Unit Value at End of Year     13.965409   13.013611   10.228826
              Number of Units at End of Year       441,455     236,960      28,105
U. S. Large Cap Trust - Series II
                 Unit Value at Start of Year     13.372967    9.921762   12.500000
                   Unit Value at End of Year     14.388284   13.372967    9.921762
              Number of Units at End of Year       244,939     128,788      38,532
Core Equity Trust - Series II
                 Unit Value at Start of Year     12.500000
                   Unit Value at End of Year     14.078764
              Number of Units at End of Year        55,365

                                                    Year        Year        Year      Year       Year       Year
                                                   Ended       Ended       Ended      Ended      Ended      Ended
                                                  Dec. 31     Dec. 31     Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                    2004        2003        2002       2001       2000      1999
                                                 ---------   ---------   ---------   -------    -------    -------
Strategic Value Trust - Series II
              Unit Value at Start of Year        12.467370    9.825317   12.500000
                Unit Value at End of Year        14.480704   12.467370    9.825317
           Number of Units at End of Year          144,571      81,978       3,533
Large Cap Value Trust - Series II
              Unit Value at Start of Year        15.790145   12.500000
                Unit Value at End of Year        18.922673   15.790145
           Number of Units at End of Year           45,745       9,403
Classic Value Trust - Series II
              Unit Value at Start of Year        12.500000
                Unit Value at End of Year        13.768228
           Number of Units at End of Year            6,324
Utilities Trust - Series II
              Unit Value at Start of Year        14.412596   10.886485   12.500000
                Unit Value at End of Year        18.366353   14.412596   10.886485
           Number of Units at End of Year           58,295      33,132       1,856
Real Estate Securities Trust - Series II
              Unit Value at Start of Year        16.226962   11.844201   12.500000
                Unit Value at End of Year        21.084054   16.226962   11.844201
           Number of Units at End of Year          155,993      83,942      33,209
Small Cap Opportunities Trust - Series II
              Unit Value at Start of Year        17.320262   12.500000
                Unit Value at End of Year        21.430956   17.320262
           Number of Units at End of Year           59,686      28,866
Small Company Value Trust - Series II
              Unit Value at Start of Year        13.474224   10.230293   12.500000
                Unit Value at End of Year        16.599933   13.474224   10.230293
           Number of Units at End of Year          369,021     239,594      58,245
Special Value Trust - Series II
              Unit Value at Start of Year        15.655498   12.500000
                Unit Value at End of Year        18.516944   15.655498
           Number of Units at End of Year            8,656         654
Mid Cap Value Trust - Series II
              Unit Value at Start of Year        13.393930   10.854323   12.500000
                Unit Value at End of Year        16.405513   13.393930   10.854323
           Number of Units at End of Year          512,874     356,825      91,791
Value Trust - Series II
              Unit Value at Start of Year        13.004372    9.514740   12.500000
                Unit Value at End of Year        14.751510   13.004372    9.514740
           Number of Units at End of Year           57,984      35,681       3,908
All Cap Value Trust - Series II
              Unit Value at Start of Year        13.181759    9.674898   12.500000
                Unit Value at End of Year        15.050883   13.181759    9.674898
           Number of Units at End of Year          154,556      90,937       9,080

                                                                Year        Year        Year      Year       Year       Year
                                                               Ended       Ended       Ended      Ended      Ended      Ended
                                                              Dec. 31     Dec. 31     Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                2004        2003        2002       2001       2000      1999
                                                             ---------   ---------   ---------   -------    -------    -------
500 Index Trust - Series II
                            Unit Value at Start of Year      12.890992   10.232056   12.500000
                              Unit Value at End of Year      13.981973   12.890992   10.232056
                         Number of Units at End of Year        472,832     344,259      85,184
Fundamental Value Trust - Series II
                            Unit Value at Start of Year      13.505688   10.570024   12.500000
                              Unit Value at End of Year      14.841649   13.505688   10.570024
                         Number of Units at End of Year        437,675     282,797      87,372
Growth & Income Trust - Series II
                            Unit Value at Start of Year      12.855881   10.313304   12.500000
                              Unit Value at End of Year      13.506868   12.855881   10.313304
                         Number of Units at End of Year        346,789     275,513      69,557
Quantitative Value Trust - Series II
                            Unit Value at Start of Year      12.500000
                              Unit Value at End of Year      14.524617
                         Number of Units at End of Year          5,114
American Growth-Income Trust - Series II
                            Unit Value at Start of Year      15.387946   12.500000
                              Unit Value at End of Year      16.665076   15.387946
                         Number of Units at End of Year        739,263     188,796
Equity-Income Trust - Series II
                            Unit Value at Start of Year      12.896314   10.428974   12.500000
                              Unit Value at End of Year      14.574243   12.896314   10.428974
                         Number of Units at End of Year        694,773     430,625      94,077
American Blue Chip Income and Growth Trust - Series II
                            Unit Value at Start of Year      15.298774   12.500000
                              Unit Value at End of Year      16.463226   15.298774
                         Number of Units at End of Year        351,197     164,535
Income & Value Trust - Series II
                            Unit Value at Start of Year      13.518115   10.855096   12.500000
                              Unit Value at End of Year      14.318484   13.518115   10.855096
                         Number of Units at End of Year        227,133     151,378      21,089
PIMCO VIT All Asset Portfolio
                            Unit Value at Start of Year      12.500000
                              Unit Value at End of Year      13.871539
                         Number of Units at End of Year         51,424
Global Allocation Trust - Series II
                            Unit Value at Start of Year      12.669816   10.159257   12.500000
                              Unit Value at End of Year      14.057979   12.669816   10.159257
                         Number of Units at End of Year         56,574      16,384       2,183
High Yield Trust - Series II
                            Unit Value at Start of Year      14.359708   11.724791   12.500000
                              Unit Value at End of Year      15.695609   14.359708   11.724791
                         Number of Units at End of Year        164,206     135,938      16,234

                                                    Year        Year        Year      Year       Year       Year
                                                   Ended       Ended       Ended      Ended      Ended      Ended
                                                  Dec. 31     Dec. 31     Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                    2004        2003        2002       2001       2000      1999
                                                 ---------   ---------   ---------   -------    -------    -------
Strategic Bond Trust - Series II
                  Unit Value at Start of Year    14.530751   13.048941   12.500000
                    Unit Value at End of Year    15.244309   14.530751   13.048941
               Number of Units at End of Year      170,157      73,615       9,379
Strategic Income Trust - Series II
                  Unit Value at Start of Year    12.500000
                    Unit Value at End of Year    13.482843
               Number of Units at End of Year        5,218
Global Bond Trust - Series II
                  Unit Value at Start of Year    16.265672   14.322611   12.500000
                    Unit Value at End of Year    17.654114   16.265672   14.322611
               Number of Units at End of Year      142,486     102,131      17,778
Investment Quality Bond Trust - Series II
                  Unit Value at Start of Year    14.121535   13.354011   12.500000
                    Unit Value at End of Year    14.572100   14.121535   13.354011
               Number of Units at End of Year      133,222     125,177      36,633
Total Return Trust - Series II
                  Unit Value at Start of Year    13.797961   13.342328   12.500000
                    Unit Value at End of Year    14.246371   13.797961   13.342328
               Number of Units at End of Year      836,724     772,467     236,863
Real Return Bond Trust - Series II
                  Unit Value at Start of Year    12.979916   12.500000
                    Unit Value at End of Year    13.916239   12.979916
               Number of Units at End of Year      253,165      85,065
U. S. Government Securities Trust - Series II
                  Unit Value at Start of Year    13.151983   13.128409   12.500000
                    Unit Value at End of Year    13.318387   13.151983   13.128409
               Number of Units at End of Year      212,984     197,111      52,169
Money Market Trust - Series II
                  Unit Value at Start of Year    12.336529   12.462854   12.500000
                    Unit Value at End of Year    12.238349   12.336529   12.462854
               Number of Units at End of Year      504,623     344,157     200,546
Lifestyle Aggressive 1000 Trust - Series II
                  Unit Value at Start of Year    13.336456   10.024515   12.500000
                    Unit Value at End of Year    15.262264   13.336456   10.024515
               Number of Units at End of Year    1,526,685   1,018,451      65,066
Lifestyle Growth 820 Trust - Series II
                  Unit Value at Start of Year    13.641026   10.686894   12.500000
                    Unit Value at End of Year    15.414851   13.641026   10.686894
               Number of Units at End of Year    3,646,037   1,420,710      49,114
Lifestyle Balanced 640 Trust - Series II
                  Unit Value at Start of Year    13.881850   11.355046   12.500000
                    Unit Value at End of Year    15.523970   13.881850   11.355046
               Number of Units at End of Year    3,138,217   1,464,815     168,815

                                                  Year        Year        Year       Year        Year        Year
                                                 Ended       Ended       Ended       Ended       Ended       Ended
                                                Dec. 31     Dec. 31     Dec. 31     Dec. 31     Dec. 31     Dec. 31
                                                  2004        2003        2002       2001        2000        1999
                                               ---------   ---------   ---------   ---------   ---------   ---------
Lifestyle Moderate 460 Trust - Series II
                 Unit Value at Start of Year   13.839140   11.910967   12.500000
                   Unit Value at End of Year   15.152916   13.839140   11.910967
              Number of Units at End of Year   1,004,128     499,426      81,435
Lifestyle Conservative 280 Trust - Series II
                 Unit Value at Start of Year   13.744148   12.494725   12.500000
                   Unit Value at End of Year   14.705811   13.744148   12.494725
              Number of Units at End of Year     437,942     248,031      54,752
Aggressive Growth Trust - Series II
                 Unit Value at Start of Year   12.607074    9.571530   12.500000
                   Unit Value at End of Year   13.575947   12.607074    9.571530
              Number of Units at End of Year     199,068     149,385      42,198
Diversified Bond Trust - Series II
                 Unit Value at Start of Year   13.616385   13.202313   12.500000
                   Unit Value at End of Year   13.917035   13.616385   13.202313
              Number of Units at End of Year     557,947     107,334      23,178
Overseas Trust - Series II
                 Unit Value at Start of Year   13.689517    9.659911   12.500000
                   Unit Value at End of Year   15.059851   13.689517    9.659911
              Number of Units at End of Year      72,332      38,830       7,480
Small Company Blend Trust - Series II
                 Unit Value at Start of Year   12.513965    9.088229   12.500000
                   Unit Value at End of Year   13.206961   12.513965    9.088229
              Number of Units at End of Year     175,142      96,232      18,573
Strategic Growth Trust - Series II
                 Unit Value at Start of Year   12.966005   10.385269   12.500000
                   Unit Value at End of Year   13.587529   12.966005   10.385269
              Number of Units at End of Year     135,381     160,733      42,059
Science & Technology Trust - Series I
                 Unit Value at Start of Year   12.380278    8.347636   14.291433   24.672266   37.943261   21.911429
                   Unit Value at End of Year   12.314482   12.380278    8.347636   14.291433   24.672266   37.943261
              Number of Units at End of Year     445,661     539,494     560,578     682,442     684,286     190,915
Pacific Rim Trust - Series I
                 Unit Value at Start of Year    8.857201    6.382853    7.400679    9.217819   12.359297    9.208956
                   Unit Value at End of Year   10.209887    8.857201    6.382853    7.400679    9.217819   12.359297
              Number of Units at End of Year      86,988     104,362     102,412     120,548     136,877      49,612
Health Sciences Trust - Series I
                 Unit Value at Start of Year   12.926890    9.623619   13.413253   12.500000
                   Unit Value at End of Year   14.698179   12.926890    9.623619   13.413253
              Number of Units at End of Year      54,947      57,651      59,439      40,823
Emerging Small Company Trust - Series I
                 Unit Value at Start of Year   17.129022   12.431278   17.806889   23.225958   24.610648   13.956220
                   Unit Value at End of Year   17.020099   17.129022   12.431278   17.806889   23.225958   24.610648
              Number of Units at End of Year       1,779     115,947     131,999     148,141     140,787      28,218

                                                   Year        Year        Year      Year        Year        Year
                                                  Ended       Ended       Ended      Ended       Ended       Ended
                                                 Dec. 31     Dec. 31     Dec. 31    Dec. 31     Dec. 31     Dec. 31
                                                   2004        2003        2002       2001        2000       1999
                                                ---------   ---------   ---------  ---------   ---------   ---------
Small Cap Index Trust - Series I
                  Unit Value at Start of Year   12.919107    8.986380   11.605417  11.596178   12.500000
                    Unit Value at End of Year   14.946439   12.919107    8.986380  11.605417   11.596178
               Number of Units at End of Year      22,914      22,328      41,618     13,892       9,273
Dynamic Growth Trust - Series I
                  Unit Value at Start of Year    4.187368    3.290900    4.658653   7.906976   12.500000
                    Unit Value at End of Year    4.541899    4.187368    3.290900   4.658653    7.906976
               Number of Units at End of Year     241,167     304,799     233,914    274,486     241,011
Mid Cap Stock Trust - Series I
                  Unit Value at Start of Year   11.118720    7.922112   10.374890  11.821790   12.483520   12.500000
                    Unit Value at End of Year   13.051238   11.118720    7.922112  10.374890   11.821790   12.483520
               Number of Units at End of Year     193,333     200,488     202,604    220,863     168,535      60,538
All Cap Growth Trust - Series I
                  Unit Value at Start of Year   17.030370   13.363096   17.927398  23.852189   27.113084   19.614420
                    Unit Value at End of Year   17.888430   17.030370   13.363096  17.927398   23.852189   27.113084
               Number of Units at End of Year     300,775     370,060     423,069    503,394     477,236     107,418
Strategic Opportunities Trust - Series I
                  Unit Value at Start of Year   22.785020   18.361297   30.409247  36.392717   39.416089   35.296597
                    Unit Value at End of Year   25.234563   22.785020   18.361297  30.409247   36.392717   39.416089
               Number of Units at End of Year     126,901     152,186     175,537    189,667     191,971      84,731
Financial Services Trust - Series I
                  Unit Value at Start of Year   12.291912    9.331532   11.524203  12.500000
                    Unit Value at End of Year   13.378598   12.291912    9.331532  11.524203
               Number of Units at End of Year      30,060      32,452      29,105     20,462
International Stock Trust - Series I
                  Unit Value at Start of Year   11.579330    9.013656   11.672280  15.087850   18.338932   14.790469
                    Unit Value at End of Year   13.198278   11.579330    9.013656  11.672280   15.087850   18.338932
               Number of Units at End of Year      87,592     115,127     131,618    137,508     124,426      21,852
International Small Cap Trust - Series I
                  Unit Value at Start of Year   16.062039   10.512423   12.802022  18.844170   26.974754   15.855694
                    Unit Value at End of Year   19.174442   16.062039   10.512423  12.802022   18.844170   26.974754
               Number of Units at End of Year     108,039     124,815     121,855    142,852     163,214      32,991
International Equity Index A Trust - Series I
                  Unit Value at Start of Year   12.500000
                    Unit Value at End of Year   14.668950
               Number of Units at End of Year      21,750
International Value Trust - Series I
                  Unit Value at Start of Year   12.186877    8.531381   10.529997  11.862293   12.860110   12.500000
                    Unit Value at End of Year   14.606124   12.186877    8.531381  10.529997   11.862293   12.860110
               Number of Units at End of Year     152,159     141,215     134,249    118,613     106,685      29,546
Quantitative Mid Cap Trust - Series I
                  Unit Value at Start of Year   10.528409    7.707109   10.104317  12.500000
                    Unit Value at End of Year   12.271843   10.528409    7.707109  10.104317
               Number of Units at End of Year      18,118       6,648       7,734      1,435

                                                   Year        Year        Year      Year        Year        Year
                                                  Ended       Ended       Ended      Ended       Ended       Ended
                                                 Dec. 31     Dec. 31     Dec. 31    Dec. 31     Dec. 31     Dec. 31
                                                   2004        2003        2002       2001        2000       1999
                                                ---------   ---------   ---------  ---------   ---------   ---------
Mid Cap Index Trust - Series I
              Unit Value at Start of Year       14.274668   10.757291   12.858949  13.271787   12.500000
                Unit Value at End of Year       16.303495   14.274668   10.757291  12.858949   13.271787
           Number of Units at End of Year          32,532      35,593      37,352     29,578       7,386
Global Trust - Series I
              Unit Value at Start of Year       22.606366   17.985999   22.548612  27.253960   24.633827   24.665034
                Unit Value at End of Year       25.580338   22.606366   17.985999  22.548612   27.253960   24.633827
           Number of Units at End of Year          54,725      64,511      76,424     84,032      88,244      38,004
Capital Appreciation Trust - Series I
              Unit Value at Start of Year        7.691148    6.024194    8.804929  10.945558   12.500000
                Unit Value at End of Year        8.291409    7.691148    6.024194   8.804929   10.945558
           Number of Units at End of Year          38,685      44,220      46,829      9,622          91
All Cap Core Trust - Series I
              Unit Value at Start of Year       14.919288   11.501386   15.600316  20.120816   28.060585   22.548052
                Unit Value at End of Year       17.113549   14.919288   11.501386  15.600316   20.120816   28.060585
           Number of Units at End of Year         175,743     215,705     251,358    299,501     253,992      59,898
Large Cap Growth Trust - Series I
              Unit Value at Start of Year       18.343918   14.843099   19.506566  24.071737   28.465074   24.228246
                Unit Value at End of Year       19.205427   18.343918   14.843099  19.506566   24.071737   28.465074
           Number of Units at End of Year         246,444     273,377     296,436    320,843     302,094      87,649
Total Stock Market Index Trust - Series I
              Unit Value at Start of Year        9.723963    7.554057    9.732630  11.142088   12.500000
                Unit Value at End of Year       10.714200    9.723963    7.554057   9.732630   11.142088
           Number of Units at End of Year          40,193      82,944      70,965     24,083      29,052
Blue Chip Growth Trust - Series I
              Unit Value at Start of Year       19.638699   15.417955   20.643428  24.518135   25.568866   23.219472
                Unit Value at End of Year       21.114531   19.638699   15.417955  20.643428   24.518135   25.568866
           Number of Units at End of Year         502,535     574,881     650,695    754,939     709,638     226,750
U. S. Large Cap Trust - Series I
              Unit Value at Start of Year       12.354355    9.140645   12.390130  12.894130   12.721279   12.500000
                Unit Value at End of Year       13.326315   12.354355    9.140645  12.390130   12.894130   12.721279
           Number of Units at End of Year         435,154     339,702     377,151    416,599     345,814     110,817
Strategic Value Trust - Series I
              Unit Value at Start of Year        9.663184    7.609422   10.599650  12.500000
                Unit Value at End of Year       11.242049    9.663184    7.609422  10.599650
           Number of Units at End of Year          23,181      30,698      37,192    133,443
Utilities Trust - Series I
              Unit Value at Start of Year        9.260547    6.980670    9.259344  12.500000
                Unit Value at End of Year       11.818383    9.260547    6.980670   9.259344
           Number of Units at End of Year          81,660      26,413      14,820     20,684
Real Estate Securities Trust - Series I
              Unit Value at Start of Year       19.555029   14.251467   14.088482  13.852028   11.174188   12.704702
                Unit Value at End of Year       25.460516   19.555029   14.251467  14.088482   13.852028   11.174188
           Number of Units at End of Year          76,166      76,239      84,014     39,195      24,649       6,163

                                            Year        Year        Year      Year        Year        Year
                                           Ended       Ended       Ended      Ended       Ended       Ended
                                          Dec. 31     Dec. 31     Dec. 31    Dec. 31     Dec. 31     Dec. 31
                                            2004        2003        2002       2001        2000       1999
                                         ---------   ---------   ---------  ---------   ---------   ---------
Small Company Value Trust - Series I
         Unit Value at Start of Year     15.973512   12.118604   13.063929  12.436171   11.904646   10.576093
           Unit Value at End of Year     19.718987   15.973512   12.118604  13.063929   12.436171   11.904646
      Number of Units at End of Year       144,770     153,847     184,978    134,881      81,120      37,963
Mid Cap Value Trust - Series I
         Unit Value at Start of Year     14.208533   11.494079   12.966914  12.500000
           Unit Value at End of Year     17.437569   14.208533   11.494079  12.966914
      Number of Units at End of Year       130,245     126,795     134,600     46,275
Value Trust - Series I
         Unit Value at Start of Year     18.250518   13.337895   17.521564  17.182340   13.987433   16.372465
           Unit Value at End of Year     20.727331   18.250518   13.337895  17.521564   17.182340   13.987433
      Number of Units at End of Year       114,024     129,475     157,262    171,629      87,689      29,887
All Cap Value Trust - Series I
         Unit Value at Start of Year     12.130735    8.890942   12.494117  12.500000
           Unit Value at End of Year     13.870389   12.130735    8.890942  12.494117
      Number of Units at End of Year        42,383      43,563      46,075     10,755
500 Index Trust - Series I
         Unit Value at Start of Year      9.332415    7.393241    9.677729  11.200577   12.500000
           Unit Value at End of Year     10.146482    9.332415    7.393241   9.677729   11.200577
      Number of Units at End of Year       340,730     301,338     325,150    237,911      61,502
Fundamental Value Trust - Series I
         Unit Value at Start of Year     12.293099    9.601589   11.620125  12.500000
           Unit Value at End of Year     13.552160   12.293099    9.601589  11.620125
      Number of Units at End of Year        73,404      75,103      69,672     29,957
Growth & Income Trust - Series I
         Unit Value at Start of Year     28.846586   23.109098   30.971701  35.404552   38.655938   36.580202
           Unit Value at End of Year     30.370984   28.846586   23.109098  30.971701   35.404552   38.655938
      Number of Units at End of Year       500,404     599,531     659,127    780,042     748,595     306,537
Equity-Income Trust - Series I
         Unit Value at Start of Year     26.499566   21.400057   25.025958  25.057453   22.487758   24.667910
           Unit Value at End of Year     30.000369   26.499566   21.400057  25.025958   25.057453   22.487758
      Number of Units at End of Year       294,842     308,987     338,294    344,261     245,151     119,865
Income & Value Trust - Series I
         Unit Value at Start of Year     23.683960   18.988592   22.905535  23.004542   22.230152   21.829264
           Unit Value at End of Year     25.138132   23.683960   18.988592  22.905535   23.004542   22.230152
      Number of Units at End of Year       104,442      83,521      94,535     89,882      62,605      34,371
Global Allocation Trust - Series I
         Unit Value at Start of Year      9.666928    7.754044   10.239810  11.989936   12.500000
           Unit Value at End of Year     10.745803    9.666928    7.754044  10.239810   11.989936
      Number of Units at End of Year        75,953      83,497      77,559     93,268      59,879
High Yield Trust - Series I
         Unit Value at Start of Year     14.136722   11.519811   12.544550  13.459828   14.993652   14.934018
           Unit Value at End of Year     15.481606   14.136722   11.519811  12.544550   13.459828   14.993652
      Number of Units at End of Year       119,909     164,300     108,798    107,850      77,834      26,298

                                                   Year        Year        Year      Year        Year        Year
                                                  Ended       Ended       Ended      Ended       Ended       Ended
                                                 Dec. 31     Dec. 31     Dec. 31    Dec. 31     Dec. 31     Dec. 31
                                                   2004        2003        2002       2001        2000       1999
                                                ---------   ---------   ---------  ---------   ---------   ---------
Strategic Bond Trust - Series I
                 Unit Value at Start of Year    19.414151   17.405164   16.199150  15.463354   14.602672   14.752086
                   Unit Value at End of Year    20.419462   19.414151   17.405164  16.199150   15.463354   14.602672
              Number of Units at End of Year      132,214     151,800     167,157    111,312      94,269      37,069
Global Bond Trust - Series I
                 Unit Value at Start of Year    26.301362   23.113561   19.512793  19.685989   19.632749   20.396719
                   Unit Value at End of Year    28.591497   26.301362   23.113561  19.512793   19.685989   19.632749
              Number of Units at End of Year       35,451      38,099      49,164     27,425      21,354       6,544
Investment Quality Bond Trust - Series I
                 Unit Value at Start of Year    24.940564   23.566806   21.739025  20.541376   19.039807   19.499033
                   Unit Value at End of Year    25.776081   24.940564   23.566806  21.739025   20.541376   19.039807
              Number of Units at End of Year      117,518     146,542     183,549    148,463      75,588      19,293
Total Return Trust - Series I
                 Unit Value at Start of Year    16.004802   15.455104   14.311130  13.404017   12.255674   12.500000
                   Unit Value at End of Year    16.563922   16.004802   15.455104  14.311130   13.404017   12.255674
              Number of Units at End of Year      523,343     648,851     764,140    509,254     268,256      78,135
U. S. Government Securities Trust - Series I
                 Unit Value at Start of Year    22.541971   22.470272   21.100300  19.993612   18.286918   18.555063
                   Unit Value at End of Year    22.869318   22.541971   22.470272  21.100300   19.993612   18.286918
              Number of Units at End of Year      180,944     257,637     403,618    213,477      93,942      23,761
Money Market Trust - Series I
                 Unit Value at Start of Year    17.191998   17.333587   17.373703  17.010114   16.291417   15.951511
                   Unit Value at End of Year    17.089347   17.191998   17.333587  17.373703   17.010114   16.291417
              Number of Units at End of Year      378,701     523,099     717,978    923,114     616,943     247,891
Lifestyle Aggressive 1000 Trust - Series I
                 Unit Value at Start of Year    13.235054    9.948297   12.723595  14.948006   15.974195   14.119516
                   Unit Value at End of Year    15.146219   13.235054    9.948297  12.723595   14.948006   15.974195
              Number of Units at End of Year       76,348      57,594      91,656     83,186      79,695      15,602
Lifestyle Growth 820 Trust - Series I
                 Unit Value at Start of Year    15.366925   12.028869   14.495682  16.162371   16.893101   15.171717
                   Unit Value at End of Year    17.363307   15.366925   12.028869  14.495682   16.162371   16.893101
              Number of Units at End of Year      359,928     323,804     332,652    311,049     188,795     105,798
Lifestyle Balanced 640 Trust - Series I
                 Unit Value at Start of Year    16.754333   13.704682   15.433664  16.437657   16.257312   15.118441
                   Unit Value at End of Year    18.749859   16.754333   13.704682  15.433664   16.437657   16.257312
              Number of Units at End of Year      523,625     373,171     358,325    319,579     202,931      94,609
Lifestyle Moderate 460 Trust - Series I
                 Unit Value at Start of Year    17.794866   15.315540   16.185243  16.596254   16.142259   15.831945
                   Unit Value at End of Year    19.484176   17.794866   15.315540  16.185243   16.596254   16.142259
              Number of Units at End of Year      135,892     109,125      81,844     75,876      55,439      23,104
Lifestyle Conservative 280 Trust - Series I
                 Unit Value at Start of Year    18.415805   16.741166   16.689833  16.397834   15.439823   15.396458
                   Unit Value at End of Year    19.718253   18.415805   16.741166  16.689833   16.397834   15.439823
              Number of Units at End of Year       82,793     125,378     140,178     79,993      42,063      22,993

            ANNUITY SERVICE OFFICE                     MAILING ADDRESS


        100 Summit Lake Drive 2nd Floor            Post Office Box 55077
          Valhalla, New York 10595             Boston, Massachusetts 02205-8225
      (617) 663-3000 or (800)493-8075                www.scudder.com



                          Prospectus dated May 2, 2005


                                for interests in
       John Hancock Life Insurance Company of New York Separate Account A

                       Interests are made available under

                           WEALTHMARK VARIABLE ANNUITY

      a flexible purchase payment deferred combination fixed and variable annuity contract issued by

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the 44 variable investment options.


Alger American Balanced Portfolio
Alger American Leveraged AllCap Portfolio
Credit Suisse Trust-Emerging Markets Portfolio


Credit Suisse Trust Global Small Cap Portfolio


Dreyfus I.P. MidCap Stock Portfolio
Dreyfus Socially Responsible Growth Fund Inc.


AIM V. I. Utilities Fund Portfolio



Scudder Capital Growth Portfolio


Scudder Global Discovery Portfolio
Scudder Growth and Income Portfolio
Scudder Health Sciences Portfolio
Scudder International Portfolio
Scudder Aggressive Growth Portfolio
Scudder Blue Chip Portfolio
Scudder Large Cap Value Portfolio
Scudder Global Blue Chip Portfolio
Scudder Government & Agency Securities Portfolio


Scudder High Income Portfolio


Scudder International Select Equity Portfolio
Scudder Fixed Income Portfolio
Scudder Strategic Income Portfolio
Scudder Money Market Portfolio
Scudder Small Cap Growth  Portfolio
Scudder Technology Growth Portfolio
Scudder Total Return Portfolio
SVS Davis Venture Value Portfolio
SVS Dreman Financial Services Portfolio
SVS Dreman High Return Equity Portfolio
SVS Dreman Small Cap Value Portfolio


SVS Index 500 Portfolio


SVS Invesco Dynamic Growth Portfolio
SVS Janus Growth and Income Portfolio
SVS Janus Growth Opportunities Portfolio
SVS MFS Strategic Value Portfolio
SVS Oak Strategic Equity Portfolio
SVS Turner MidCap Growth Portfolio
Scudder Real Estate Securities Portfolio


Scudder Templeton Foreign Value Portfolio



Scudder Mercury Large Cap Core Portfolio


Scudder Conservative Income Strategy Portfolio
Scudder Income & Growth Strategy Portfolio
Scudder Growth & Income Strategy Portfolio
Scudder Growth Strategy Portfolio


Scudder Bond Portfolio


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


When you purchase a contact, you may elect a Payment Credit Rider for an extra fee. If you do, we will add a "Payment Credit" to your contract for each payment that you make under your contract. Expenses (including withdrawal charges) for a contract which has a Payment Credit may be higher than the expenses for a contract which does not have a Payment Credit. The amount of the Payment Credit may, over time, be more than offset by the additional fees and charges associated with the Payment Credit. Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 493-8075. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the Table of Contents of the Statement of Additional Information on the next page.



*Before January 1, 2005, we were known as "The Manufacturers Life Insurance Company of New York" and we referred to the Variable Account as "The Manufacturers Life Insurance Company of New York Separate Account A."

In this Prospectus, we refer to the issuer of the contract as "John Hancock New York," "we," "us," "our," or "the Company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company of New York Separate Account A (the "Variable Account").


                                TABLE OF CONTENTS

SUMMARY ...............................................................................      4
FEE TABLES ............................................................................      7
  Examples ............................................................................     10
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS .................     12
    John Hancock New York .............................................................     12
    The Variable Account ..............................................................     12
    The Portfolios ....................................................................     13
DESCRIPTION OF THE CONTRACT ...........................................................     18
  Eligible Plans ......................................................................     18
  Accumulation Period Provisions ......................................................     18
    Purchase Payments .................................................................     18
    Accumulation Units ................................................................     19
    Value of Accumulation Units .......................................................     19
    Net Investment Factor .............................................................     19
    Maximum Number of Investment Options ..............................................     20
    Telephone and Electronic Transactions .............................................     21
    Special Transfer Services - Dollar Cost Averaging .................................     21
    Asset Rebalancing Program .........................................................     22
    Withdrawals .......................................................................     22
    Special Withdrawal Services - The Income Plan .....................................     23
    Death Benefit During Accumulation Period ..........................................     23
  Pay-out Period Provisions ...........................................................     25
    General ...........................................................................     25
    Annuity Options ...................................................................     26
    Determination of Amount of the First Variable Annuity Payment .....................     27
    Annuity Units and the Determination of Subsequent Variable Annuity
      Benefit Payments ................................................................     27
    Transfers During Pay-out Period ...................................................     28
    Death Benefit During Pay-out Period ...............................................     28
  Other Contract Provisions ...........................................................     28
    Right to Review ...................................................................     28
    Ownership .........................................................................     29
    Annuitant .........................................................................     29
    Change of Maturity Date ...........................................................     29
    Beneficiary .......................................................................     29
    Modification ......................................................................     30
    Our Approval ......................................................................     30
    Misstatement and Proof of Age, Sex or Survival ....................................     30
  Fixed Account Investment Options ....................................................     30
  Optional Benefits ...................................................................     33
    Guaranteed Principal Plus .........................................................     33
    Payment Credit Rider ..............................................................     39
CHARGES AND DEDUCTIONS ................................................................     41
    Withdrawal Charges ................................................................     41
    Administration Fees ...............................................................     42
    Mortality and Expense Risks Charge ................................................     42
      Taxes ...........................................................................     43
FEDERAL TAX MATTERS ...................................................................     43
  Introduction ........................................................................     43
  Our Tax Status ......................................................................     43
  Taxation of Annuities in General ....................................................     43
    Tax Deferral During Accumulation Period ...........................................     44
    Taxation of Partial and Full Withdrawals ..........................................     45
    Taxation of Annuity Benefit Payments ..............................................     46
    Taxation of Death Benefit Proceeds ................................................     46
    Penalty Tax on Premature Distributions ............................................     46
    Aggregation of Contracts ..........................................................     47
  Qualified Retirement Plans ..........................................................     47
    Direct Rollovers ..................................................................     48
    Loans .............................................................................     49
  Federal Income Tax Withholding ......................................................     49
GENERAL MATTERS .......................................................................     50
    Asset Allocation Services .........................................................     50
    Distribution of Contracts .........................................................     50
    Contract Owner Inquiries ..........................................................     51
    Confirmation Statements ...........................................................     51
    Legal Proceedings .................................................................     51
    Voting Interest ...................................................................     51
    Reinsurance Arrangements ..........................................................     52
APPENDIX A:  Special Terms ............................................................    A-1
APPENDIX B:  Examples of Calculation of Withdrawal Charge  ............................    B-1
APPENDIX C:  Qualified Plan Types .....................................................    C-1
APPENDIX D: Product Features Available  for Older Contracts ...........................    D-1
APPENDIX U:  Tables of Accumulation Unit Values .......................................    U-1

The Table of Contents of the STATEMENT OF ADDITIONAL INFORMATION lists the following subjects that it covers:


 GENERAL INFORMATION AND HISTORY.......................................................      3
 ACCUMULATION UNIT VALUE TABLES........................................................      3
 SERVICES..............................................................................      3
          Independent Auditors.........................................................      3
          Servicing Agent..............................................................      3
          Principal Underwriter........................................................      3
APPENDIX A: ACCUMULATION UNIT VALUE TABLES.............................................    A-1
 APPENDIX B: AUDITED FINANCIAL STATEMENTS..............................................    B-1



NY Wealthmark 05/2005

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.


OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes individual deferred annuity contracts.


Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through living and death benefits, and guaranteed fees.



PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Credit Rider is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time and must be in U.S. dollars. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment.



INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, forty-four Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each Portfolio is in the fund prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.





Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial consultant.


Fixed. Under a fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee periods we may then make available.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options without charge, subject to certain restrictions described under "TRANSFERS AMONG INVESTMENT OPTIONS". During the pay-out period, you may not transfer your allocations from variable account options to the fixed account option or from the fixed account option to variable account options.


WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.


DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, upon the death of an owner, the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms from all beneficiaries. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.



Right to Review. You may cancel your contract by returning it to us within 10 days of receiving it.



Currently Offered Optional Benefits. For the additional charge shown in the Fee Tables, you may elect either (or both) of the following optional benefit riders when you purchase a Wealthmark contract:



      - Guaranteed Principal Plus. Under the Guaranteed Principal Plus rider ("GPP"), we guarantee that you may withdraw a percentage of your investment each year until you recover your initial payment(s), even if your contract value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, you may also be able to increase or "Step-Up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals. In the Prospectus, we refer to the overall amount we guarantee under GPP as the "Guaranteed Withdrawal Balance," "GWB" or "adjusted GWB." We refer to the guaranteed amount that you may withdraw each year as the "Guaranteed Withdrawal Amount" or "GWA." The initial GWB equals your purchase payment(s) for the contract and the initial GWA equals 5% of the initial payment(s). IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. GPP is available only at contract issue and cannot be revoked once elected. GPP is not available for qualified contracts if you (or any joint owner) are over age 80. For a full description of GPP, including details on available investment options, benefits and limitations, see "OPTIONAL BENEFITS."



      - Payment Credit Rider. Under the Payment Credit rider, we will make a Payment Credit equal to 4% of the purchase payment and allocate it among investment options in the same proportions as your purchase payments. Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time. The Payment Credit rider is available only at contract issue and cannot be revoked once elected. Your initial purchase payment must be at least $10,000 to elect the Payment Credit rider.



Previously Offered Optional Benefits. Although this Prospectus principally describes the Wealthmark contract and our currently offered optional benefits, it also provides information about the following optional benefit rider that we previously made available:



      - Guaranteed Retirement Income Benefits. We offered the "GRIB II" rider for purchase with contracts issued prior to June, 2004. Under GRIB II, we guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. We base our guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the rider. The GRIB II rider was available only at contract issue and cannot be revoked once elected.


TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

                                 FEE TABLES



The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Wealthmark contract. The tables also provides information about an optional benefit rider that we no longer make available. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the portfolio prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from contract value for the optional benefit).



The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.



                                                                           WEALTHMARK
                                                     -------------------------------------------------------
                                                                                      (with Payment Credit
Contract Owner Transaction Expenses                    (no Payment Credit rider)            rider)
-----------------------------------                   -------------------------      -----------------------
Maximum Withdrawal Charge (as % of amount                6% for the first year        8% for the first year
withdrawn or surrendered)(A)                            6% for the second year        8% for the second year
                                                         5% for the third year        7% for the third year
                                                        5% for the fourth year        7% for the fourth year
                                                         4% for the fifth year        5% for the fifth year
                                                         3% for the sixth year        4% for the sixth year
                                                        2% for the seventh year      3% for the seventh year
                                                             0% thereafter            1% for the eighth year
                                                                                          0% thereafter

Annual Contract Fee(B)                                                         $30

Transfer Fee(C)
         Maximum Fee                                                           $25
         Current Fee                                                           $ 0



(A) The charge is taken within the specified period of years measured from the date of payment.



(B) The $30 annual administration fee will not be assessed prior to the maturity date under a WEALTHMARK contract if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.



(C) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.



The following table describes fees and expenses that you will pay periodically during the time that you own the contract. This table does not include annual portfolio operating expenses.



                                                                                        WEALTHMARK
                                                                                        ----------
SEPARATE ACCOUNT ANNUAL EXPENSES (A)

Mortality and expense risks fee                                                            1.25%
Administration fee- asset based                                                            0.15%
                                                                                           ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                 1.40%

Optional Payment Credit Rider Fee (B)                                                      0.35%
                                                                                           ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH  PAYMENT CREDIT RIDER FEE)                    1.75%

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

GUARANTEED PRINCIPAL PLUS (AS A PERCENTAGE OF ADJUSTED GWB) (C)
         MAXIMUM FEE                                                                       0.75%(B)
         CURRENT FEE                                                                       0.30%(B)

                                                                                        WEALTHMARK
                                                                                        ----------
Fees Deducted from Contract Value for Previously Offered Optional Benefits

Guaranteed Retirement Income Programs (D)
(as a percentage of Income Base)
GRIB II                                                                                    0.45%


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


(B) This is an additional mortality and expense risks fee that we deduct from the variable sub-accounts and from the fixed sub-accounts.



(C) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.



(D) GRIB II was prior to June, 2004.GRIB II could not be purchased if you elected to purchase GPP.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PORTFOLIO'S PROSPECTUS.


Total Annual Portfolio Operating Expenses(A)                                             Minimum       Maximum
------------------------------------------                                               -------       -------
Range of expenses that are deducted from fund assets, including management
fees, Rule 12b-1 fees, and other expenses                                                 0.67%         1.88%



(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.63% and 1.84%, respectively. Expense reimbursements may be terminated at any time.


The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.


                                                                                                Total
                                                    Management        Rule 12b-1    Other       Annual
Portfolio                                              Fees             Fees       Expenses    Expenses
---------                                              ----             ----       --------    --------
Alger American Balanced                                0.75%            0.00%        0.12%       0.87%
Alger American Leveraged AllCap                        0.85%            0.00%        0.12%       0.97%
Credit Suisse Trust-Emerging Markets (1)               1.25%            0.00%        0.44%       1.69%
Credit Suisse Trust Global Small Cap (1)               1.25%            0.00%        0.32%       1.57%
Dreyfus I.P. MidCap Stock (2)                          0.75%            0.25%        0.03%       1.03%
Dreyfus Socially Responsible Growth Fund Inc.          0.75%            0.25%        0.06%       1.06%
AIM V.I. Utilities Fund                                0.60%            0.25%        0.41%       1.26%
Scudder Capital Growth (3)                             0.47%            0.25%        0.16%       0.88%
Scudder Global Discovery (3)                           0.98%            0.25%        0.29%       1.52%
Scudder Growth and Income (3)                          0.48%            0.25%        0.16%       0.89%
Scudder Health Sciences (3)                            0.75%            0.25%        0.27%       1.27%
Scudder International (3)                              0.87%            0.25%        0.26%       1.38%
Scudder Aggressive Growth (5)                          0.75%            0.25%        0.41%       1.41%
Scudder Blue Chip (5)                                  0.65%            0.25%        0.18%       1.08%
Scudder Large Cap Value (5)                            0.75%            0.25%        0.18%       1.18%
Scudder Global Blue Chip (5)                           1.00%            0.25%        0.59%       1.84%
Scudder Government & Agency Securities                 0.55%            0.25%        0.20%       1.00%
Scudder High Income                                    0.60%            0.25%        0.21%       1.06%
Scudder International Select Equity                    0.75%            0.25%        0.28%       1.28%
Scudder Fixed Income (5)                               0.60%            0.25%        0.18%       1.03%
Scudder Strategic Income (5)                           0.65%            0.25%        0.32%       1.22%
Scudder Money Market                                   0.49%            0.25%        0.17%       0.91%
Scudder Small Cap Growth                               0.65%            0.25%        0.20%       1.10%

                                                                                                Total
                                                    Management        Rule 12b-1    Other       Annual
Portfolio                                              Fees             Fees       Expenses    Expenses
---------                                              ----             ----       --------    --------
Scudder Technology Growth                              0.75%            0.25%        0.22%       1.22%
Scudder Total Return                                   0.55%            0.25%        0.17%       0.97%
SVS Davis Venture Value (5)                            0.95%            0.25%        0.24%       1.44%
SVS Dreman Financial Services (5)                      0.75%            0.25%        0.22%       1.22%
SVS Dreman High Return Equity (5)                      0.73%            0.25%        0.18%       1.16%
SVS Dreman Small Cap Value (5)                         0.75%            0.25%        0.16%       1.16%
SVS Index 500 (5),(7)                                  0.20%            0.25%        0.22%       0.67%
SVS INVESCO Dynamic Growth (5)                         1.00%            0.25%        0.63%       1.88%
SVS Janus Growth and Income (5)                        0.75%            0.25%        0.24%       1.24%
SVS Janus Growth Opportunities (5)                     0.75%            0.25%        0.25%       1.25%
SVS MFS Strategic Value (5)                            0.95%            0.25%        0.59%       1.79%
SVS Oak Strategic Equity (5)                           0.95%            0.25%        0.29%       1.49%
SVS Turner MidCap Growth (5)                           1.00%            0.25%        0.31%       1.56%
Scudder Templeton Foreign Value (5),(6)                0.95%            0.25%        0.40%       1.60%
Scudder Mercury Large Cap Core (5), (6), (8)           0.90%            0.25%        0.35%       1.50%
Scudder Conservative Income Strategy (5),(6),(8)       0.15%            0.25%        0.41%       0.81%
Scudder Income & Growth Strategy (5),(6),(8)           0.15%            0.25%        0.41%       0.81%
Scudder Growth & Income Strategy (5),(6),(8)           0.15%            0.25%        0.41%       0.81%
Scudder Growth Strategy (5),(6),(8)                    0.15%            0.25%        0.41%       0.81%
Scudder Real Estate Securities (10)                    0.90%            0.25%        0.52%       1.67%
Scudder Bond (4)                                       0.48%            0.25%        0.22%       0.95%



(1) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time.



(2) The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00%.



(3) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, A and B share classes respectively: Balanced - Class A (1.00%), Bond - Class A (0.71%), Capital Growth (1.08%, 1.08%), Scudder Global Discovery (1.24%, 1.24%), Growth and Income (1.09%, 1.09%), Scudder Health Sciences (0.95%, 1.35%), International (1.37%, 1.37%), Money Market - Class A (0.68%), and Scudder 21st Century Growth (1.25%, 1.25%).



(4) Estimated since no Class B shares were issued as of December 31, 2004.



(5) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: SVS MFS Strategic Value (1.15%, 1.55%), SVS Invesco Dynamic Growth (1.30%, 1.70%), SVS Turner Mid Cap Growth (1.30%, 1.70%), SVS Oak Strategic Equity (1.15%, 1.55%), SVS Davis Venture Value (1.15%, 1.55%), SVS Dreman High Return Equity (0.87%, 1.27%), SVS Focus Value+Growth (0.84%, 1.24%), SVS Eagle Focused Large Cap Growth (1.15%, 1.55%), SVS Dreman Financial Services (0.99%, 1.39% ), SVS Janus Growth Opportunities (0.95%, 1.35%), SVS Janus Growth and Income (0.95%, 1.35%), Scudder Aggressive Growth ( 0.95%, 1.35%), Scudder Technology Growth (0.95%, 1.35%), Scudder Large Cap Value (0.80%, 1.20%), SVS Dreman Small Cap Value (0.84%, 1.24%), Scudder Fixed Income (0.80%, 1.20%), Scudder Strategic Income (1.05%, 1.30%), Scudder Blue Chip (0.95%, 1.35%), SVS Index 500 (0.377%,
0.627%), Scudder Global Blue Chip (1.56%, 1.96%), Scudder Conservative Income Strategy - Class B (0.75%), Scudder Growth & Income Strategy - Class B (0.75%), Scudder Growth Strategy - Class B (0.75%), Scudder Income & Growth Strategy - Class B (0.75%), Scudder Templeton Foreign Value (1.14%, 1.34%) and Scudder Mercury Large Cap Core (1.00%, 1.20%).



(6) Other expenses are estimated since the Portfolio had less than six months of operations during the last fiscal year. Actual expenses will be different.



(7) Management fees have been restated to reflect the new fee schedule effective October 1, 2004.



(8) This table describes the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above.



(9) Management fees have been restated to reflect the new fee schedule effective May 1, 2005.

                                                                                                Total
                                                    Management        Rule 12b-1    Other       Annual
Portfolio                                              Fees             Fees       Expenses    Expenses
---------                                              ----             ----       --------    --------



(10) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively: (1.10%, 1.50%).


EXAMPLES


The following four examples are intended to help you compare the cost of investing in a WEALTHMARK contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. Examples 1 and 2 pertain to currently offered WEALTHMARK contracts; one with currently offered optional benefit riders and one without. Examples 3 and 4 pertain to previously issued WEALTHMARK contracts; one with a previously offered optional benefit rider and one without.



Currently offered WEALTHMARK contracts. The following example assumes that you invest $10,000 in a contract with the Payment Credit and GPP optional benefit riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 1. Maximum portfolio operating expenses - Currently offered WEALTHMARK Contract with optional riders:



                                                      1 Year       3 Years       5 Years        10 Years
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $1,175       $1,997        $2,745          $4,630
applicable time period:

If you annuitize, or do not surrender the contract    $  445       $1,352        $2,280          $4,630
at the end of the applicable time period:



The next example assumes that you invest $10,000 in a currently offered WEALTHMARK contract, but with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 2. Minimum portfolio operating expenses - Currently offered WEALTHMARK Contract with no optional riders:



                                                     1 Year       3 Years       5 Years        10 Years
                                                     ------       -------       -------        --------
If you surrender the contract at the end of the       $768        $1,146        $1,518          $2,405
applicable time period:

If you annuitize, or do not surrender the contract    $211        $  652        $1,118          $2,405
at the end of the applicable time period:



WEALTHMARK contracts with previously offered optional benefit rider. The following examples pertain to previously issued contracts. Example 3 assumes that you invest $10,000 in a contract with the previously offered GRIB II optional benefit rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



      Example 3. Maximum portfolio operating expenses - WEALTHMARK Contract with previously offered optional benefit rider:

                                                      1 Year       3 Years       5 Years        10 Years
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $ 929         $1,629        $2,350         $4,111
applicable time period:

If you annuitize, or do not surrender the contract    $ 380         $1,159        $1,996         $4,111
at the end of the applicable time period:



Example 4 assumes that you invest $10,000 in a previously issued Wealthmark contract with no optional riders. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      Example 4. Minimum portfolio operating expenses - WEALTHMARK Contract with no previously offered optional benefit rider:



                                                      1 Year       3 Years       5 Years        10 Years
                                                      ------       -------       -------        --------
If you surrender the contract at the end of the       $ 768        $1,146         $1,518         $2,405
applicable time period:

If you annuitize, or do not surrender the contract    $ 211        $  652         $1,118         $2,405
at the end of the applicable time period:


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.

JOHN HANCOCK NEW YORK


We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.), formerly The Manufacturers Life Insurance Company (U.S.A.) ("JOHN HANCOCK USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 601 Congress Street, Boston, Massachusetts 02210-2805. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


John Hancock New York's financial ratings are as follows:

      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


We use our Variable Account to invest the contract values you allocate to the Portfolio(s)


THE VARIABLE ACCOUNT


The Manufacturers Life Insurance Company of New York ("Manulife New York") established the Variable Account on March 4, 1992 as a separate account under the laws of New York.



The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies.



Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.



The Variable Account currently has forty-four sub-accounts. When you allocate a purchase payment or transfer money to a Variable Account investment option, the sub-account purchases shares of a corresponding portfolio (usually with a name similar to that of the sub-account). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.


THE PORTFOLIOS

The Portfolios are mutual funds in which the Variable Account invests.


When you select a Variable Account investment option, we invest your money in a sub-account of the Variable Account which invests in shares of a corresponding Portfolio of one of the following so-called "series" type mutual funds:



      -     AIM Variable Insurance Fund,


      -     The Alger American Fund

      -     Credit Suisse Trust

      -     Dreyfus Investment Portfolios

      -     The Dreyfus Socially Responsible Growth Fund, Inc.


      -     Scudder Variable Series I


      -     Scudder Variable Series II


      -     Scudder Investments VIT Funds Trust



Each of these mutual funds is registered under the 1940 Act as an open-end management investment company. The table in the "Summary - Total Annual Portfolio Operating Expenses" section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for the applicable Portfolio shares as a percentage (rounded to two decimal places) of each Portfolio's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolios are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on any Variable Account investment options you select.


The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.


- The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. In addition, compensation payments of up to 0.50% of assets may be made by a Portfolio's investment adviser or its affiliates. We or our affiliates pay Scudder Distributors, Inc., the principal underwriter for the Scudder Variable Series I, Scudder Variable Series II and Scudder Investments VIT Funds Trust, a percentage of some or all of the amounts we or our affiliates receive as additional compensation for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.



The following tables contain a general description of the Portfolios that we make available under the contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You should read the Portfolio's prospectus carefully before investing in the corresponding Variable Account investment option.



                          AIM VARIABLE INSURANCE FUNDS



Portfolio                   Portfolio Manager                Investment Description
---------                   -----------------                ----------------------
AIM V.I. Utilities Fund     AIM Advisors, Inc.      seeks capital appreciation and income by investing
Portfolio (formerly,                                primarily in companies engaged in the utilities sector.
"Invesco VIF-Utilities
Fund Portfolio")



                               ALGER AMERICAN FUND
                                (Class C Shares):



Portfolio                   Portfolio Manager             Investment Description
---------                   -----------------             ----------------------
Alger American Balanced      Fred Alger              seeks current income and long-term capital
Portfolio                    Management, Inc.        appreciation.

Alger American Leveraged     Fred Alger              seeks long-term capital appreciation.
AllCap Portfolio             Management, Inc.



                              CREDIT SUISSE TRUST:



Portfolio                   Portfolio Manager                   Investment Description
---------                   -----------------                   ----------------------
Credit Suisse               Credit Suisse Asset     seeks long-term growth of capital by investing in
Trust-Emerging Markets      Management, LLC         equity securities of emerging markets.
Portfolio

Credit Suisse Trust         Credit Suisse Asset     seeks long-term growth of capital by investing
Global Small Cap            Management, LLC         primarily in equity securities of U.S. and foreign
Portfolio (formerly,                                companies considered to be in their
"Credit Suisse Trust                                post-venture-capital stage of development.
Global Post-Venture
Capital Portfolio")



                          DREYFUS INVESTMENT PORTFOLIOS
                             (Service Class Shares)



Portfolio                   Portfolio Manager                  Investment Description
---------                   -----------------                  ----------------------
Dreyfus I.P. MidCap Stock    The Dreyfus            seeks to provide investment results that are greater
Portfolio                    Corporation            than the total return performance of publicly traded
                                                    common stocks of medium-size domestic companies in the
                                                    aggregate, as represented by the Standard & Poors's
                                                    MidCap 400(R) Index.*

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                             (Service Class Shares)



Portfolio                   Portfolio Manager                Investment Description
---------                   -----------------                ----------------------
Dreyfus Socially              The Dreyfus           seeks to provide capital growth with current income as
Responsible Growth Fund       Corporation           a secondary goal by investing in common stocks of
Inc. Portfolio                                      companies that, in the opinion of the Portfolio's
                                                    management, not only meet traditional investment
                                                    standards, but also conduct their business in a manner
                                                    that contributes to the enhancement of the quality of
                                                    life in America.



                            SCUDDER VARIABLE SERIES I
                                (Class B Shares)



Portfolio                   Portfolio Manager                Investment Description
---------                   -----------------                ----------------------
Scudder Capital Growth     Deutsche Investment      seeks to maximize long-term capital growth through
Portfolio                  Management Americas      a broad and flexible investment program.
                           Inc. ("DeIM")

Scudder Global Discovery    DeIM                    seeks above-average capital appreciation over the long
Portfolio                                           term by investing primarily in the equity securities of
                                                    small companies located throughout the world.

Scudder Growth and Income   DeIM                    seeks long-term growth of capital, current income and
Portfolio                                           growth of income.

Scudder Health Sciences     DeIM                    seeks long-term growth of capital by investing at least
Portfolio                                           80% of total assets, plus the amount of any borrowings
                                                    for investment purposes, in common stocks of companies
                                                    in the health sector.

Scudder International       DeIM                    seeks long-term growth of capital primarily through
Portfolio                                           diversified holdings of marketable foreign equity
                                                    investments.



                           SCUDDER VARIABLE SERIES II:
                                (Class B Shares)



Portfolio                   Portfolio Manager             Investment Description
---------                   -----------------             ----------------------
Scudder Aggressive Growth         DeIM              seeks capital appreciation through the use of
Portfolio                                           aggressive investment techniques.

Scudder Blue Chip                 DeIM              seeks growth of capital and income.
Portfolio

Scudder Large Cap Value           DeIM              seeks to achieve a high rate of total return.
Portfolio

Scudder Global Blue Chip          DeIM              seeks long-term capital growth.
Portfolio

Scudder Government &              DeIM              seeks high current income consistent with preservation
Agency Securities                                   of capital.
Portfolio

Scudder High Income               DeIM              seeks to provided a high level of current income.
Portfolio(formerly,
"Scudder High Yield
Portfolio")

Scudder International             DeIM              seeks capital appreciation.
Select Equity Portfolio

                           SCUDDER VARIABLE SERIES II:
                                (Class B Shares)



Portfolio                   Portfolio Manager               Investment Description
---------                   -----------------               ----------------------
Scudder Fixed Income             DeIM               seeks high current income.
Portfolio (formerly,
"Scudder Investment Grade
Bond Portfolio")

Scudder Strategic Income         DeIM               seeks high current return through investing mainly in
Portfolio                                           Bonds issued by US and foreign corporations and
                                                    governments.

Scudder Money Market             DeIM               seeks maximum current income to the extent consistent
Portfolio                                           with stability of principal.

Scudder Small Cap Growth         DeIM               seeks maximum appreciation of investors' capital.
Portfolio

Scudder Technology Growth        DeIM               seeks growth of capital.
Portfolio

Scudder Total Return             DeIM               seeks high total return, a combination of income and
Portfolio                                           capital appreciation.

SVS Davis Venture Value          DeIM               seeks growth of capital.
Portfolio

SVS Dreman Financial             DeIM               seeks long-term capital appreciation.
Services Portfolio

SVS Dreman High Return           DeIM               seeks to achieve a high rate of total return.
Equity Portfolio

SVS Dreman Small Cap             DeIM               seeks long-term capital appreciation.
Value Portfolio

SVS Index 500 Portfolio          DeIM               seeks returns that, before expenses, correspond to the
                                                    total return of U.S. common stocks as represented by
                                                    the Standard & Poor's 500 Companies Stock Price Index.*

SVS Invesco Dynamic              DeIM               seeks long-term capital growth.
Growth Portfolio

SVS Janus Growth and             DeIM               seeks long-term capital growth and current income.
Income Portfolio

SVS Janus Growth                 DeIM               seeks long-term growth of capital in a manner
Opportunities Portfolio                             consistent with the preservation of capital.

SVS MFS Strategic Value          DeIM               seeks capital appreciation.
Portfolio

SVS Oak Strategic Equity         DeIM               seeks long-term capital growth.
Portfolio

SVS Turner MidCap Growth         DeIM               seeks capital appreciation.
Portfolio

Scudder Templeton Foreign        DeIM               seeks long-term capital growth by investing, under
Value Portfolio                                     normal market conditions, at least 80% of its net
                                                    assets in equity securities of companies outside the
                                                    U.S., including emerging markets.

Scudder Mercury Large Cap        DeIM               seeks long-term capital growth by investing primarily
Core Portfolio                                      in a diversified portfolio of equity securities of
                                                    large-cap companies located in the U.S.

Scudder Conservative             DeIM               seeks current income and, as a secondary objective,
Income Strategy Portfolio                           long-term growth of capital.

                           SCUDDER VARIABLE SERIES II:
                                (Class B Shares)



Portfolio                   Portfolio Manager                   Investment Description
---------                   -----------------                   ----------------------
Scudder Income & Growth          DeIM               seeks a balance of current income and long-term growth
Strategy Portfolio                                  of capital with an emphasis on current income.

Scudder Growth & Income          DeIM               seeks a balance of long-term growth of capital and
Strategy Portfolio                                  current income with an emphasis on growth of capital.

Scudder Growth Strategy          DeIM               seeks long-term growth of capital.
Portfolio

Scudder Bond Portfolio           DeIM               Seeks to provide a high level of income consistent with
                                                    a high quality portfolio of debt securities.  Under
                                                    normal circumstances, the portfolio invests at least
                                                    80% of net assets, plus the amount of any borrowings
                                                    for investment purposes, in bonds of any maturity.



                       SCUDDER INVESTMENTS VIT FUNDS TRUST
                                (Class B Shares):



Portfolio                   Portfolio Manager                Investment Description
---------                   -----------------                ----------------------
Scudder Real Estate         Deutsch Asset           seeks long-term capital appreciation and current income
Securities Portfolio        Management, Inc.        by investing primarily in real estate securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.


If the shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a the Portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Portfolio shares.

Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings according to voting instructions received from persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Portfolio proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT


Eligible Plans



The contract may be issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total purchase payments of more than $1 million require our approval.

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Credit Rider is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

ACCUMULATION UNITS

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

      - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.


You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (See "TELEPHONE AND ELECTRONIC

TRANSACTIONS"). Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.

Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Variable Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

Telephone and Electronic Transactions



We permit you to make certain types of transactions by telephone or electronically through the internet.



When you purchase a contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us:



      -     By calling us at 1-800-493-8075, or



      - By the internet (electronically) through our website at www.scudder.com



To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.



We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine.
Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



      -     Any loss or theft of your password, or



      -     Any unauthorized use of your password



We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.



All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.



We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

Dollar Cost Averaging and Asset Rebalancing programs are available.


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable account investment option or the one year fixed account investment option to other variable account investment option until the amount in the investment option from which the transfer is made is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.


From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.




Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

Systematic "Income Plan" withdrawals are available.

We administer an Income Plan ("IP") that permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING ACCUMULATION PERIOD

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

During the first contract year, the death benefit will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

      -     the contract value, or

      - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

      -     the contract value, or

      - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

      -     the contract value, or

      - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.





PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office :



                  a certified copy of a death certificate; or


                  a certified copy of a decree of a court of competent jurisdiction as to the finding of death;
                  and all required claim forms or
                  any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death and all required claim forms.


      -     No additional purchase payments may be made.
            Withdrawal charges will be waived for all future distributions.

      - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


      - If the deceased owner's spouse is the beneficiary, the surviving spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

Please see Optional Benefits for a discussion of benefits available to spousal beneficiaries under each optional rider.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

You have a choice of several different ways of receiving annuity benefit payments from us.


Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.


You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed to be offered in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.


PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.


The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity benefit payments will not decrease is 4.46%.

TRANSFERS DURING PAY-OUT PERIOD

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.


Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS


RIGHT TO REVIEW


You have a ten-day  right to cancel your contract.

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

CONTRACTS WITH OPTIONAL PAYMENT CREDIT RIDER. See "Payment Credit Rider" below for information regarding our recovery of the Payment Credit if you exercise your right to return the contract during the right to review period.

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

OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.


In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.


Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions - Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

CHANGE OF MATURITY DATE

During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

BENEFICIARY

The "beneficiary" is the person you designate to receive the death benefit if you die.

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION


We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.


INVESTMENT OPTIONS. We may make available fixed account investment options under the contract.


Fixed account investment options guarantee interest of at least 3% .

Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


We may establish a DCA fixed account investment option under the DCA program to make automatic transfers to one or more variable account investment options (see "SPECIAL SERVICES-DOLLAR COST AVERAGING" for details).



For contracts issued on and after March 24, 2003, purchase payments and transfers to any fixed account option other than a special DCA fixed account investment option are not allowed.



INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options, if available, at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

The adjustment factor is determined by the following formula: 0.75x(B-A)xC/12 where:

      A     The guaranteed interest rate on the investment account.

      B The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

      C The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

      -     death of the contract owner;

      -     amounts withdrawn to pay fees or charges;

      - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

      -     amounts withdrawn from a one-year fixed investment account; and

      - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:

      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

      - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

      - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

      - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").


LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege is not available to such contracts if the Guaranteed Principal Plus optional benefit is elected.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity benefit payments.

OPTIONAL BENEFITS




GUARANTEED PRINCIPAL PLUS

The optional Guaranteed Principal Plus ("GPP") rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:




      - your entire contract value is invested in accordance with the investment options available with GPP; and

      - the oldest owner has not yet attained age 81 (for Qualified contracts only).

We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, there is an additional annual fee of 0.30% (as a percentage of Adjusted GWB). (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value (see "GPP Fee" below).




Prior to discussing how GPP works, it is important for you to understand the following definitions:

Guaranteed Withdrawal  The total amount available for future periodic
    Balance "GWB"      withdrawals under GPP.

                       The initial GWB is equal to your initial payment(s).

Guaranteed Withdrawal  The amount guaranteed to be available each contract year
    Amount "GWA"       for withdrawal  under GPP until the GWB is depleted.

                       The initial GWA is equal to of the initial GWB.

GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

      - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

      - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

      - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

      - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

      - If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. Withdrawals under GPP will reduce the Death Benefit like any other withdrawal. (See Death Benefit During Accumulation Period).


SINCE THE BENEFIT OF GPP IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF GPP MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GPP, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GPP.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:


      (a)  exceed $100,000 or


      (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70-1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing GPP. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:


      -     the contract value immediately after the withdrawal; or



      - the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:


      -     the GWA immediately prior to the purchase payment; or



      -     the lesser of:



            -     5% of the GWB immediately after the purchase payment; or



            - the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.


As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:


      -     the GWA immediately prior to the Bonus; or



      -     5% of the GWB immediately after the Bonus.


Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:


      -     the GWA immediately prior to the Step-Up of the GWB; or



      -     5% of the GWB immediately after the Step-Up of the GWB.


Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:


      -     the GWA immediately prior to the withdrawal; or



      -     5% of the greater of:



            -     the contract value immediately after the withdrawal; or



            -     the GWB immediately after the withdrawal.


Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:

      - (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and


      -     are paid to the owner:



            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or



            - pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and


      - (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

      - (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

      - (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

      - the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59-1/2 Distributions and Required Minimum Distributions); or


      - the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)


WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.


THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GPP.


SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.

During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. You may choose among the frequencies that we make available at that time. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate the GPP rider. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. For purposes of subsequent calculation of the GWA and the GWB, Death Benefit distributions will be treated as withdrawals. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.") Note that some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this rider. (See "Calculation of GWB - Effect of Withdrawals" and Calculation of GWA - Effect of Withdrawals".)


INVESTMENT OPTIONS. The following portfolios are currently available for contracts issued with GPP:



                      Scudder Conservative Income Strategy
                        Scudder Income & Growth Strategy
                        Scudder Growth & Income Strategy
                             Scudder Growth Strategy
                              Scudder Money Market



If you elect GPP , during the entire period GPP is in effect, 100% of the contract value must be allocated to one or more of these five Portfolios. You may use our Dollar Cost Averaging ("DCA") program (if available) to dollar cost average from the DCA fixed account investment option or the Money Market portfolio to the Portfolios.





YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GPP IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.


FOR MORE INFORMATION REGARDING EACH PORTFOLIO, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE PORTFOLIO'S PROSPECTUS. THE PORTFOLIO'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. See Appendix D for Model Allocations for contracts that were issued with GPP prior to August 16, 2004.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.


We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.



Termination. The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:



      a)    depletion of the GWB;



      b)    the Maturity Date;



      c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



      d) depletion of the contract value, unless GPP is in its Settlement Phase; or



      e)    termination of the contract.



GPP Fee. To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-Up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date. We reserve the right to increase the GPP fee on the effective date of each Step-Up. In no event will the GPP fee exceed 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES.

Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                       GWB ON
CONTRACT    PURCHASE           WITHDRAWAL             CONTRACT
  YEAR      PAYMENTS    GWA      TAKEN      BONUS   ANNIVERSARY
--------    --------   -----   ----------   -----   -----------
At issue    100,000                                   100,000
   1              0    5,000      5,000       0        95,000
   2              0    5,000      5,000       0        90,000
   3              0    5,000      5,000       0        85,000
   4              0    5,000      5,000       0        80,000

                                                       GWB ON
CONTRACT    PURCHASE           WITHDRAWAL             CONTRACT
  YEAR      PAYMENTS    GWA      TAKEN      BONUS   ANNIVERSARY
--------    --------   -----   ----------   -----   -----------
    5             0    5,000      5,000       0        75,000
   10             0    5,000      5,000       0        50,000
   20             0    5,000      5,000       0             0

Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                       GWA AFTER                          GWB ON
CONTRACT    PURCHASE   PURCHASE   WITHDRAWAL             CONTRACT
  YEAR      PAYMENTS    PAYMENT     TAKEN      BONUS   ANNIVERSARY
--------    --------   ---------  ----------   -----   -----------
At issue     100,000                                     100,000
   1               0    5,000           0      5,000     105,000
   2          10,000    5,750           0      5,500     120,500
   3               0    6,025       6,025          0     114,475
   4               0    6,025           0      5,500     119,975
   5               0    6,025           0      5,500     125,475

Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).


                                               HYPOTHETICAL
                                                 CONTRACT
                         GWA                     VALUE ON
                        AFTER                    CONTRACT               GWB ON
CONTRACT    PURCHASE   PURCHASE   WITHDRAWAL    ANNIVERSARY            CONTRACT
  YEAR      PAYMENTS   PAYMENT      TAKEN      Prior to Fee   BONUS   ANNIVERSARY
--------    --------   --------   ----------   ------------   -----   -----------
At issue     100,000                                                    100,000
    1              0     5,000       5,000       102,000        0        95,000
    2              0     5,000       5,000       103,828        0        90,000
    3              0     5,000       5,000       105,781        0       105,781
    4              0     5,289       5,289        94,946        0       100,492
    5              0     5,289      10,000        79,898        0        79,898



The addition of GPP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, GPP contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of GPP, especially at older ages.



Payment Credit Rider



New contracts may be issued with an Optional Payment Credit Rider if the contract owner elects this feature.



The Payment Credit Rider may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Payment Credit Rider is $10,000. An additional fee is imposed for the Payment Credit Rider and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.



If you elect the Payment Credit Rider, we will add a Payment Credit to your contract when you make a purchase payment. Our current Payment Credit is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. (See Appendix D for previous Payment Credit enhancement rates). The Payment Credit is funded from our general account.

Purchase Payments Which Are Not Eligible for a Payment Credit. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a Payment Credit.



Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.



Tax Considerations. Payment Credits are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").



Matters to Consider Prior to Electing the Payment Credit Rider. There may be circumstances where you may be worse off for having purchased a contract with a Payment Credit Rider as opposed to a contract without a Payment Credit Rider. For example, the higher charges assessed for a contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit and any earnings thereon. We issue one other variable annuity which has no Payment Credit Rider. In addition, the contract described in this prospectus may be purchased without a Payment Credit Rider. Contracts with no Payment Credit Rider have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:



      -     The length of time that you plan to own your contract



      -     The frequency, amount and timing of any partial earnings



      -     The amount of your purchase payments



Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single purchase payment to your contract or a high initial purchase payment relative to renewal purchase payments and you intend to hold your contract for more than 11 years.



We expect to make a profit from the contracts. The charges used to recoup the expense of paying the Payment Credit include the withdrawal charge and the asset based charges. (see "CHARGES AND DEDUCTIONS")



If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix C - "QUALIFIED PLAN TYPES").



Additional Charges for the Payment Credit Rider. If the Payment Credit Rider is elected, the separate account annual expenses are increased by 0.35% to 1.75%. The guaranteed interest rate on fixed accounts is reduced by 0.35%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 8 years if the Payment Credit Rider is elected (as opposed to 7 years with no Payment Credit Rider). See "SUMMARY - CHARGES AND DEDUCTIONS."

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectus of the Portfolios.

WITHDRAWAL CHARGES

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years (eight complete years if the Payment Credit Rider was selected). There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% (8% if the optional Payment Credit Rider is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

      - 10% of total purchase payments (less all prior withdrawals in that contract year), and

      - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years (eight years if the Payment Credit Rider was selected). Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

NUMBER OF COMPLETE YEARS PURCHASE           WITHDRAWAL CHARGE PERCENTAGE              WITHDRAWAL CHARGE PERCENTAGE
       PAYMENT IN CONTACT                    (No Payment Credit Rider)                (With Payment Credit Rider)
---------------------------------         --------------------------------         ----------------------------------
                0                                        6%                                        8%
                1                                        6%                                        8%
                2                                        5%                                        7%
                3                                        5%                                        7%
                4                                        4%                                        5%
                5                                        3%                                        4%
                6                                        2%                                        3%
                7                                        0%                                        1%
                8                                        0%                                        0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

ADMINISTRATION FEES

Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the optional Payment Credit Rider is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contacts, or

      - commencement or continuance of annuity benefit payments under the contracts.


In addition, we will withhold taxes to the extent required by applicable law.



The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 4.00%.


FEDERAL TAX MATTERS

INTRODUCTION


The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department , and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios . Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be subject to federal, state, or local taxes on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.


TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment



Tax Deferral During Accumulation Period



Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments , or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:


      - the contract must be owned by an individual (or treated as owned by an individual),


      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations


      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,


      -     certain qualified contracts,


      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.



DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.



Although we do not control the investments of the portfolios , we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."


OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets.


A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty subaccounts.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards may be set forth in future regulations or rulings . We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. There is no assurance such efforts will be successful , however .


DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal before the payout period commences, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.


Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


The contract provides a death benefit and optional death benefits, each of which in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the contract.



As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the Guaranteed Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.


There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

A portion of each annuity payment is usually taxable as ordinary income.

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT."




In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and


      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or


      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."


During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.


Penalty Tax on Premature Distributions



Withdrawals and annuity benefit payments prior to age 59-1/2 may incur a 10% penalty tax



There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:


      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS


Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan



The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in the Appendix to this Prospectus entitled "Qualified Plans". "Qualified Plans" also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan you should consult a tax advisor.


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.


If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit , such as the Guaranteed Principal Plus Rider, may increase the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract. In the case of certain other qualified plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA, " including a "SIMPLE IRA, " exceptions provide that the penalty tax does not apply to a payment :



      - received on or after the date on which the contract owner reaches age 59-1/2,


      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).


These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.


When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS


If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.



Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Before you receive an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS


A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The loan privilege will not be available to such contracts if the Guaranteed Principal Plus optional benefit is elected. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING


We may be required to withhold amounts from some payments for Federal income taxes.


We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


We pay compensation for sales of the contracts.


DISTRIBUTION OF CONTRACTS


John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the contracts and under other annuity and life insurance products we offer.



JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").



We offer the contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the contracts directly to potential purchasers. These affiliated broker-dealers include Essex National Securities, Inc. and Signator Investors, Inc.



JH Distributors pays compensation to broker-dealers for the promotion and sale of the contracts. The individual representative who sells you a contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the contracts described in this prospectus that they would not pay in connection with the sale of other contracts issued by unaffiliated companies.



A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to contracts that have already been purchased.



Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 7% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.



JH Distributors and its affiliates may also make payments of up to 1% of purchase payments to one or more wholesaling broker-dealer firms for training of sales personnel, marketing or other sales-related services in connection with the contracts described in this Prospectus to the extent permitted by SEC and NASD rules and other applicable laws and regulations.



Additional Compensation and special compensation arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a contract.


CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at John Hancock Life Insurance Company of New York, Annuity Service Office, P.O. Box 55077, Boston, MA 02205-8225.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.




VOTING INTEREST

As stated above under "The Portfolios", we will vote shares of the Portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees .

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

ANNUITY OPTION: The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity benefit payments made by us.


ANNUITY SERVICE OFFICE: The mailing address of our service office is P.O. Box 55077, Boston, Massachusetts 02205-5013 . Overnight mail can be sent to 601 Congress Street, Boston, MA 02210-2805


ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a portfolio may be determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT VALUE: The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

DEBT: Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.


DUE PROOF OF DEATH: Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office :


      -     A certified copy of a death certificate;

      - A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     Any other proof satisfactory to us.


Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms from all beneficiaries at our Annuity Service Office.


FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT ACCOUNT VALUE: The value of a contract owner's investment in an investment account.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.


MARKET VALUE CHARGE: A charge that may be assessed if amounts are withdrawn or transferred from fixed account investment options with a guarantee period longer than one year prior to the end of the interest rate guarantee period.


MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. . The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The period when we make annuity benefit payments to you.

PORTFOLIO OR TRUST PORTFOLIO: Mutual funds in which the Variable Account invests, or of any successor mutual fund.

PURCHASE PAYMENT: An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT: A segregated account of ours that is not commingled with our general assets and obligations.

SUB-ACCOUNT(s): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

VARIABLE ACCOUNT: is a separate account of ours.

VARIABLE ANNUITY: An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE (Assuming the Optional Payment Credit Rider is Not Elected)


EXAMPLE 1* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates five examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.



                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED   PERCENT   AMOUNT
--------   --------------   ---------------   ----------   -------   -------
    2          55,000           5,000(A)        50,000       6%      3,000
    4          50,500           5,000(B)        45,500       5%      2,275
    6          60,000          10,000(C)        50,000       3%      1,500
    7          35,000           5,000(D)        30,000       2%        600
    8          70,000          20,000(E)        50,000       0%          0


During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(B) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(C) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).


(D) In the example for the seventh contract year, the contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to the lesser of the total payments or the contract value, less the free withdrawal amount.


(E) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2* - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE       REQUESTED             AMOUNT       LIQUIDATED   PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------   -------   -------
    65,000             2,000             15,000(A)            0        5%          0
    49,000             5,000              3,000(B)        2,000        5%        100
    52,000             7,000              4,000(C)        3,000        5%        150
    44,000             8,000                  0(D)        8,000        5%        400

(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(C) The contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX C: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.


The contract may be issued with certain death benefit or an optional benefit such as the GPP benefit. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.



SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the GPP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.


ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59-1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.


As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the GPP benefit, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as the GPP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.


TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the GPP benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX D: Product Features Available for Older Contracts



Secure Your Future Program(sm) Contracts issued prior to March 24, 2003 had the option to participate in our Secure Your Future(SM). Under the Secure Your Future the initial purchase payment was split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account would assure that the fixed account allocation would have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment was allocated among the variable investment options available at that time.



Optional Benefits



Guaranteed Principal Plus. Guaranteed Principal Plus (GPP) was not available for contracts issued prior to May 10, 2004. For applications received on or after May 10, 2004 and prior to August 16, 2004 the Model Allocations listed below were among the available Investment Options. These Model Allocations are no longer available for new contracts issued with GPP. If you do not have allocations in one of these Model Allocations as of August 16, 2004 then these Model Allocations are no longer available to you. In this case, the Model Allocations currently available with GPP are the only Model Allocations available to you (see Guaranteed Principal Plus - Investment Options).



If you had allocations in one of the Model Allocations listed below as of August 16, 2004, then that Model Allocation remains available to you subject to the following requirements.



      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to that Model Allocation on a quarterly basis and you may continue to allocate new Payments to such Model Allocation.



      - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into the Model Allocation, such DCA program may continue and new Payments may be allocated to such Model Allocation.



      - You may transfer monies out of the Model Allocation in which you are currently invested to the investment options described in GPP - Investment Options, provided 100% of such monies are transferred. If such a transfer is made, the investment options described in GPP - Investment Options become the available investment options and the formerly available Model Allocation will no longer be available to you for transfers or Payments.



Model Allocations. The following eight Model Allocations were available with GPP for contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each portfolio within the Model Allocation.



                                       Percentage of
       Model Allocation Name            Allocation                Portfolio Name
------------------------------------   -------------    -----------------------------------
Scudder Conservative Income Strategy      64.00%        Scudder Fixed Income
                                           5.00%        Scudder High Income
                                           5.00%        Scudder Strategic Income
                                           4.00%        Scudder Capital Growth
                                           3.00%        Scudder International
                                           3.00%        SVS Janus Growth And Income
                                           3.00%        SVS MFS Strategic Value
                                           2.00%        Scudder Blue Chip
                                           2.00%        Scudder Growth And Income
                                           2.00%        Scudder Real Estate Securities
                                           1.00%        Scudder Large Cap Value
                                           1.00%        Scudder Global Discovery
                                           1.00%        Scudder International Select Equity
                                           1.00%        Scudder Small Cap Growth
                                           1.00%        SVS Davis Venture Value
                                           1.00%        SVS Dreman High Return Equity
                                           1.00%        SVS Dreman Small Cap Value

Scudder Growth Strategy                   14.00%        Scudder International
                                          14.00%        Scudder Capital Growth
                                          13.00%        SVS MFS Strategic Value

                                       Percentage of
    Model Allocation Name                Allocation                Portfolio Name
--------------------------------       -------------    -----------------------------------
                                          11.00%        Scudder Fixed Income
                                           8.00%        SVS Davis Venture Value
                                           6.00%        Scudder Growth And Income
                                           5.00%        Scudder Blue Chip
                                           5.00%        SVS Janus Growth And Income
                                           4.00%        Scudder Real Estate Securities
                                           3.00%        Scudder Large Cap Value
                                           3.00%        SVS Dreman High Return Equity
                                           3.00%        SVS Dreman Small Cap Value
                                           3.00%        SVS Oak Strategic Equity
                                           2.00%        Scudder Global Discovery
                                           2.00%        Scudder International Select Equity
                                           2.00%        Scudder Small Cap Growth
                                           1.00%        Scudder High Income
                                           1.00%        Scudder Strategic Income

Scudder Growth & Income Strategy          32.00%        Scudder Fixed Income
                                          10.00%        Scudder Capital Growth
                                           9.00%        Scudder International
                                           9.00%        SVS MFS Strategic Value
                                           4.00%        Scudder Blue Chip
                                           4.00%        Scudder Growth And Income
                                           4.00%        SVS Davis Venture Value
                                           4.00%        SVS Janus Growth And Income
                                           3.00%        Scudder Large Cap Value
                                           3.00%        Scudder High Income
                                           3.00%        Scudder Real Estate Securities
                                           3.00%        SVS Oak Strategic Equity
                                           2.00%        Scudder Global Discovery
                                           2.00%        Scudder International Select Equity
                                           2.00%        Scudder Small Cap Growth
                                           2.00%        Scudder Strategic Income
                                           2.00%        SVS Dreman High Return Equity
                                           2.00%        SVS Dreman Small Cap Value

Scudder Income & Growth Strategy          46.00%        Scudder Fixed Income
                                           8.00%        Scudder Capital Growth
                                           7.00%        SVS MFS Strategic Value
                                           6.00%        Scudder International
                                           4.00%        Scudder High Income
                                           4.00%        SVS Janus Growth And Income
                                           3.00%        Scudder Blue Chip
                                           3.00%        Scudder Growth And Income
                                           3.00%        Scudder Strategic Income
                                           3.00%        SVS Davis Venture Value
                                           2.00%        Scudder Large Cap Value
                                           2.00%        Scudder Global Discovery
                                           2.00%        Scudder International Select Equity
                                           2.00%        Scudder Real Estate Securities
                                           2.00%        SVS Dreman High Return Equity
                                           2.00%        SVS Dreman Small Cap Value
                                           1.00%        Scudder Small Cap Growth

Growth Focus                              40.00%        Scudder Fixed Income
                                          30.00%        Scudder Capital Growth
                                          15.00%        SVS Janus Growth And Income

                                       Percentage of
Model Allocation Name                   Allocation                Portfolio Name
---------------------                  -------------    -----------------------------------
                                          15.00%        SVS Oak Strategic Equity

Sector Focus                              40.00%        Scudder Fixed Income
                                          15.00%        Scudder Health Sciences
                                          15.00%        Scudder Real Estate Securities
                                          15.00%        Scudder Technology Growth
                                          15.00%        SVS Dreman Financial Services

US All-Capitalization                     40.00%        Scudder Fixed Income
                                          15.00%        Scudder Capital Growth
                                          15.00%        Scudder Small Cap Growth
                                          15.00%        SVS MFS Strategic Value
                                          15.00%        SVS Turner Mid Cap Growth

Value Focus                               40.00%        Scudder Fixed Income
                                          15.00%        Scudder Large Cap Value
                                          15.00%        SVS Davis Venture Value
                                          15.00%        SVS Dreman High Return Equity
                                          15.00%        SVS MFS Strategic Value



If you select one of the Model Allocations available with GPP there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" section of this Prospectus as well as the Portfolios' Prospectuses. The Portfolios' Prospectuses should be read carefully before investing.



Payment Credit Rider. For Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Credit was 5%.



Guaranteed Retirement Income Benefits.



The optional Guaranteed Retirement Income Benefit II (GRIB II) guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity benefit payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the GRIB II rider. If the GRIB benefit is exercised and the monthly annuity benefit payments available under the contract are greater than the monthly annuity benefit payments provided by GRIB II, we will pay the monthly annuity benefit payments available under the contract. The GRIB II benefit was available only at contract issue. The riders are irrevocable and may only be terminated as described below.



Availability of GRIB II. GRIB II was available for contracts issued prior to June 11, 2004.



Exercise of GRIB II. Conditions of Exercise. The GRIB II benefit may be exercised subject to the following conditions:



      - may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



      - must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



Income Base. The Income Base applied in determining the amount of GRIB II annuity benefit payments is the greater of (i) the Growth Factor Income Base or
(ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the GRIB II benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



The Income Base is used solely for purposes of calculating the GRIB II monthly annuity benefit payments and does not provide a contract value or guarantee performance of any investment option.


Growth Factor Income Base.

The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.


Growth Factor: The growth factor for GRIB II is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.


Step-Up Income Base.




The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.


Income Base Reductions: Partial withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following annuity options which are described in this prospectus (see Pay-out Period Provisions - Annuity Options).


      LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN

      JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN



The Monthly Income Factors are described in the GRIB II rider. When you exercise GRIB II, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your contract value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)



If your contract has been issued with a GRIB II rider, the annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



GRIB II Fee. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract. To compensate us for this risk, we charge an annual fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to the 0.45% below multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the pay-out period. For purposes of determining the GRIB II Fee, the commencement of annuity benefit payments will be treated as a full withdrawal



TERMINATION OF GRIB II . GRIB II will terminate upon the earliest to occur of:


      - the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

      -     the termination of the contract for any reason; or


      -     the exercise of the GRIB II benefit.



Qualified Plans. The use of GRIB II is limited in connection with its use under qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised under a qualified plan while you are alive, your beneficiary may be unable to exercise the benefit under GRIB II.

Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which a GRIB II fee (discussed above) will be imposed, even though GRIB II may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.



In addition, the presence of an optional benefit, such as GRIB II, could affect the amount of the required minimum distribution that must be made under your contract.



In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.


GRIB II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB II BENEFIT.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES

Appendix U contains the following two accumulation unit value tables:

      (1)   a table reflecting the fees for the optional Payment Credit Rider,

      (2)   a table not reflecting the fees for the optional Payment Credit
            Rider


Please note that GRIB II and GPP fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

          TABLE OF ACCUMULATION UNIT VALUES FOR NY WEALTHMARK CONTRACTS
                              (NO OPTIONAL RIDER)

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31          Dec. 31
                                                               2004             2003
                                                             ----------      ----------
Alger American Balanced Portfolio
                           Unit Value at Start of Year        14.992568       13.740488
                             Unit Value at End of Year        17.795122       14.992568
                        Number of Units at End of Year           18,238          28,262
Alger American Leveraged All Cap Portfolio
                           Unit Value at Start of Year        16.724725       14.502751
                             Unit Value at End of Year        15.414901       16.724725
                        Number of Units at End of Year           99,652           6,335
Credit Suisse Trust Emerging Markets Portfolio
                           Unit Value at Start of Year        18.803321       13.510441
                             Unit Value at End of Year        23.163871       18.803321
                        Number of Units at End of Year            9,923           5,470
Credit Suisse Trust Global Small Cap Portfolio
                           Unit Value at Start of Year        19.746145       14.483673
                             Unit Value at End of Year        22.973662       19.746145
                        Number of Units at End of Year            4,823           1,607
Dreyfus I.P. MidCap Stock Portfolio
                           Unit Value at Start of Year        17.952346       14.706220
                             Unit Value at End of Year        20.221116       17.952346
                        Number of Units at End of Year           76,549          29,002
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                           Unit Value at Start of Year        17.074978       14.820897
                             Unit Value at End of Year        17.836947       17.074978
                        Number of Units at End of Year            5,595             390
AIM V.I. Utilities Fund Portfolio
                           Unit Value at Start of Year        15.936457       13.957845
                             Unit Value at End of Year        19.416214       15.936457
                        Number of Units at End of Year            6,060           2,979
Scudder Capital Growth Portfolio
                           Unit Value at Start of Year        17.056831       14.934050
                             Unit Value at End of Year        18.089923       17.056831
                        Number of Units at End of Year           20,406           8,183
Scudder Global Discovery Portfolio
                           Unit Value at Start of Year        21.024402       15.687112
                             Unit Value at End of Year        25.524943       21.024402
                        Number of Units at End of Year           16,998           2,694
Scudder Growth and Income Portfolio
                           Unit Value at Start of Year        17.064795       14.758059
                             Unit Value at End of Year        18.472602       17.064795
                        Number of Units at End of Year           55,603          19,704
Scudder Health Sciences Portfolio
                           Unit Value at Start of Year        17.119230       14.438768
                             Unit Value at End of Year        18.427791       17.119230
                        Number of Units at End of Year           31,922           9,066

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31          Dec. 31
                                                               2004             2003
                                                             ----------      ----------
Scudder International Portfolio
                           Unit Value at Start of Year        16.777081       13.517345
                             Unit Value at End of Year        19.230024       16.777081
                        Number of Units at End of Year           49,108          10,027
Scudder Aggressive Growth Portfolio
                           Unit Value at Start of Year        19.386626       16.217239
                             Unit Value at End of Year        19.806314       19.386626
                        Number of Units at End of Year           16,796           3,254
Scudder Blue Chip Portfolio
                           Unit Value at Start of Year        16.854301       14.209549
                             Unit Value at End of Year        19.204489       16.854301
                        Number of Units at End of Year           62,986          20,784
Scudder Large Cap Value Portfolio
                           Unit Value at Start of Year        18.256976       14.964327
                             Unit Value at End of Year        19.739537       18.256976
                        Number of Units at End of Year          114,862          19,703
Scudder Global Blue Chip Portfolio
                           Unit Value at Start of Year        17.328288       13.828554
                             Unit Value at End of Year        19.535703       17.328288
                        Number of Units at End of Year           20,043           6,312
Scudder Government & Agency Securities Portfolio
                           Unit Value at Start of Year        12.668989       12.690782
                             Unit Value at End of Year        12.911981       12.668989
                        Number of Units at End of Year           64,491          53,721
Scudder High Income Portfolio
                           Unit Value at Start of Year        16.264897       14.674118
                             Unit Value at End of Year        17.975333       16.264897
                        Number of Units at End of Year           54,727          19,118
Scudder International Select Equity Portfolio
                           Unit Value at Start of Year        17.295376       13.564916
                             Unit Value at End of Year        20.096540       17.295376
                        Number of Units at End of Year           21,226           4,947
Scudder Fixed Income Portfolio
                           Unit Value at Start of Year        13.078606       13.011260
                             Unit Value at End of Year        13.425361       13.078606
                        Number of Units at End of Year          201,103          25,524
Scudder Strategic Income Portfolio
                           Unit Value at Start of Year        12.720176       12.638289
                             Unit Value at End of Year        13.580089       12.720176
                        Number of Units at End of Year           50,174          14,741
Scudder Money Market Portfolio
                           Unit Value at Start of Year        12.371821       12.464642
                             Unit Value at End of Year        12.263477       12.371821
                        Number of Units at End of Year           29,316          61,837
Scudder Small Cap Growth Portfolio
                           Unit Value at Start of Year        18.619291       15.607942
                             Unit Value at End of Year        20.294917       18.619291
                        Number of Units at End of Year           31,974          12,175
Scudder Technology Growth Portfolio

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31          Dec. 31
                                                               2004             2003
                                                             ----------      ----------
                           Unit Value at Start of Year        22.667138       18.036196
                             Unit Value at End of Year        22.681308       22.667138
                        Number of Units at End of Year           13,981           8,067
Scudder Total Return Portfolio
                           Unit Value at Start of Year        15.287760       14.089897
                             Unit Value at End of Year        16.034061       15.287760
                        Number of Units at End of Year           97,891          31,793
SVS Davis Venture Value Portfolio
                           Unit Value at Start of Year        17.998252       14.859424
                             Unit Value at End of Year        19.773687       17.998252
                        Number of Units at End of Year           46,354           8,817
SVS Dreman Financial Services Portfolio
                           Unit Value at Start of Year        18.402350       15.942822
                             Unit Value at End of Year        20.232247       18.402350
                        Number of Units at End of Year           20,930           3,894
SVS Dreman High Return Equity Portfolio
                           Unit Value at Start of Year        18.897440       15.256802
                             Unit Value at End of Year        21.173358       18.897440
                        Number of Units at End of Year           92,964          32,415
SVS Dreman Small Cap Value Portfolio
                           Unit Value at Start of Year        19.073169       14.514032
                             Unit Value at End of Year        23.607763       19.073169
                        Number of Units at End of Year           71,298          16,808
SVS Index 500 Portfolio
                           Unit Value at Start of Year        17.626575       15.027089
                             Unit Value at End of Year        19.115976       17.626575
                        Number of Units at End of Year          194,905          59,744
SVS INVESCO Dynamic Growth Portfolio
                           Unit Value at Start of Year        19.213671       15.655037
                             Unit Value at End of Year        21.115038       19.213671
                        Number of Units at End of Year            4,134           2,235
SVS Janus Growth and Income Portfolio
                           Unit Value at Start of Year        16.618620       14.548371
                             Unit Value at End of Year        18.203682       16.618620
                        Number of Units at End of Year           38,213          13,623
SVS Janus Growth Opportunities Portfolio
                           Unit Value at Start of Year        17.251027       15.002252
                             Unit Value at End of Year        19.087533       17.251027
                        Number of Units at End of Year            6,112           3,785
SVS MFS Strategic Value Portfolio
                           Unit Value at Start of Year        18.062460       15.317755
                             Unit Value at End of Year        20.909517       18.062460
                        Number of Units at End of Year           47,032           3,143
SVS Oak Strategic Equity Portfolio
                           Unit Value at Start of Year        22.558419       18.395002
                             Unit Value at End of Year        22.439299       22.558419
                        Number of Units at End of Year           32,355           4,511
SVS Turner MidCap Growth Portfolio
                           Unit Value at Start of Year        20.415849       15.728638

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31          Dec. 31
                                                               2004             2003
                                                             ----------      ----------
                             Unit Value at End of Year        22.271942       20.415849
                        Number of Units at End of Year           18,597           5,245
Scudder Real Estate Securities Portfolio
                           Unit Value at Start of Year        15.287771       12.839708
                             Unit Value at End of Year        19.707109       15.287771
                        Number of Units at End of Year           74,601          24,570
Scudder Templeton Foreign Value Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.176792
                        Number of Units at End of Year                -
Scudder Mercury Large Cap Core Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        12.964633
                        Number of Units at End of Year                -
Scudder Conservative Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.043798
                        Number of Units at End of Year            4,960
Scudder Income & Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.255194
                        Number of Units at End of Year           36,206
Scudder Growth & Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.479028
                        Number of Units at End of Year          316,029
Scudder Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.715293
                        Number of Units at End of Year          224,387
Scudder 21st Century Growth Portfolio
                           Unit Value at Start of Year        17.573287       14.763087
                             Unit Value at End of Year        19.163946       17.573287
                        Number of Units at End of Year            8,560           2,424
Scudder Growth Portfolio
                           Unit Value at Start of Year        16.748311       14.936278
                             Unit Value at End of Year        17.303433       16.748311
                        Number of Units at End of Year           33,534           6,130
SVS Eagle Focused Large Cap Growth Portfolio
                           Unit Value at Start of Year        17.022514       14.995729
                             Unit Value at End of Year        17.039235       17.022514
                        Number of Units at End of Year           56,205          11,545
SVS Focus Value + Growth Portfolio
                           Unit Value at Start of Year        18.456762       15.471843
                             Unit Value at End of Year        20.185513       18.456762
                        Number of Units at End of Year           17,097           2,712

         TABLE OF ACCUMULATION UNIT VALUES FOR NY WEALTHMARK CONTRACTS
                      NY WEALTHMARK (WITH PAYMENT CREDIT)



                                                               Year            Year
                                                               Ended           Ended
                                                              Dec. 31         Dec. 31
                                                                2004           2003
                                                             ----------      ----------
Alger American Balanced Portfolio

                           Unit Value at Start of Year        14.928041       14.466206
                             Unit Value at End of Year        17.656523       14.928041
                        Number of Units at End of Year            2,700           3,872
Alger American Leveraged All Cap Portfolio

                           Unit Value at Start of Year        16.652790       16.292478
                             Unit Value at End of Year        15.294784       16.652790
                        Number of Units at End of Year           21,538           2,700
Credit Suisse Trust Emerging Markets Portfolio

                           Unit Value at Start of Year        18.722477       18.236015
                             Unit Value at End of Year        22.983543       18.722477
                        Number of Units at End of Year            5,353             135
Credit Suisse Trust Global Small Cap Portfolio

                           Unit Value at Start of Year        19.673365       19.536332
                             Unit Value at End of Year        22.794792       19.673365
                        Number of Units at End of Year               40               -
Dreyfus I.P. MidCap Stock Portfolio

                           Unit Value at Start of Year        17.875144       17.221245
                             Unit Value at End of Year        20.063641       17.875144
                        Number of Units at End of Year           25,374           7,461
Dreyfus Socially Responsible Growth Fund Inc. Portfolio
                           Unit Value at Start of Year        17.012020       16.750898
                             Unit Value at End of Year        17.698021       17.012020
                        Number of Units at End of Year            2,141               -
AIM V.I. Utilities Fund Portfolio

                           Unit Value at Start of Year        15.867908       15.312861
                             Unit Value at End of Year        19.265019       15.867908
                        Number of Units at End of Year            3,130             469
Scudder Capital Growth Portfolio

                           Unit Value at Start of Year        16.983475       16.963128
                             Unit Value at End of Year        17.949036       16.983475
                        Number of Units at End of Year              896             189
Scudder Global Discovery Portfolio

                           Unit Value at Start of Year        20.934012       20.800960
                             Unit Value at End of Year        25.326207       20.934012
                        Number of Units at End of Year            2,706           2,222
Scudder Growth and Income Portfolio

                           Unit Value at Start of Year        17.001872       16.731208
                             Unit Value at End of Year        18.328733       17.001872
                        Number of Units at End of Year            3,729               -
Scudder Health Sciences Portfolio

                           Unit Value at Start of Year        17.045590       17.635912
                             Unit Value at End of Year        18.284227       17.045590
                        Number of Units at End of Year           13,436           2,417

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31         Dec. 31
                                                                2004            2003
                                                             ----------      ----------
Scudder International Portfolio
                           Unit Value at Start of Year        16.704896       16.241526
                             Unit Value at End of Year        19.080228       16.704896
                        Number of Units at End of Year            3,882             496
Scudder Aggressive Growth Portfolio
                           Unit Value at Start of Year        19.303275       18.264294
                             Unit Value at End of Year        19.652052       19.303275
                        Number of Units at End of Year            1,921           1,798
Scudder Blue Chip Portfolio
                           Unit Value at Start of Year        17.253759       16.789437
                             Unit Value at End of Year        19.054942       17.253759
                        Number of Units at End of Year            4,039             216
Scudder Large Cap Value Portfolio
                           Unit Value at Start of Year        18.178471       17.947022
                             Unit Value at End of Year        19.585824       18.178471
                        Number of Units at End of Year            3,673             935
Scudder Global Blue Chip Portfolio
                           Unit Value at Start of Year        16.781810       16.556205
                             Unit Value at End of Year        19.383563       16.781810
                        Number of Units at End of Year           10,418             606
Scudder Government & Agency Securities Portfolio
                           Unit Value at Start of Year        12.614422       12.375302
                             Unit Value at End of Year        12.811320       12.614422
                        Number of Units at End of Year           83,395          46,575
Scudder High Income Portfolio
                           Unit Value at Start of Year        16.194935       15.937940
                             Unit Value at End of Year        17.835344       16.194935
                        Number of Units at End of Year           11,793             292
Scudder International Select Equity Portfolio
                           Unit Value at Start of Year        17.231578       16.837167
                             Unit Value at End of Year        19.940046       17.231578
                        Number of Units at End of Year            3,089               -
Scudder Fixed Income Portfolio
                           Unit Value at Start of Year        13.022287       12.776679
                             Unit Value at End of Year        13.320708       13.022287
                        Number of Units at End of Year           26,041             272
Scudder Strategic Income Portfolio
                           Unit Value at Start of Year        12.690945       12.106118
                             Unit Value at End of Year        13.501416       12.690945
                        Number of Units at End of Year           23,486           2,160
Scudder Money Market Portfolio
                           Unit Value at Start of Year        12.318541       12.254068
                             Unit Value at End of Year        12.167892       12.318541
                        Number of Units at End of Year           12,247          35,896
Scudder Small Cap Growth Portfolio
                           Unit Value at Start of Year        18.539241       18.372487
                             Unit Value at End of Year        20.136865       18.539241
                        Number of Units at End of Year           15,674           5,599
Scudder Technology Growth Portfolio

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31         Dec. 31
                                                                2004            2003
                                                             ----------      ----------

                           Unit Value at Start of Year        22.569782       21.279510
                             Unit Value at End of Year        22.504751       22.569782
                        Number of Units at End of Year            2,085           1,724
Scudder Total Return Portfolio
                           Unit Value at Start of Year        15.221981       15.094062
                             Unit Value at End of Year        15.909138       15.221981
                        Number of Units at End of Year           11,417           3,314
SVS Davis Venture Value Portfolio
                           Unit Value at Start of Year        17.920836       17.779844
                             Unit Value at End of Year        19.619668       17.920836
                        Number of Units at End of Year           23,249           4,361
SVS Dreman Financial Services Portfolio
                           Unit Value at Start of Year        13.323217       17.906571
                             Unit Value at End of Year        20.074692       13.323217
                        Number of Units at End of Year              505             315
SVS Dreman High Return Equity Portfolio
                           Unit Value at Start of Year        18.816193       18.334413
                             Unit Value at End of Year        21.008499       18.816193
                        Number of Units at End of Year              597              62
SVS Dreman Small Cap Value Portfolio
                           Unit Value at Start of Year        18.991183       19.084424
                             Unit Value at End of Year        23.423980       18.991183
                        Number of Units at End of Year            2,975           2,039
SVS Index 500 Portfolio
                           Unit Value at Start of Year        17.550772       17.238875
                             Unit Value at End of Year        18.967106       17.550772
                        Number of Units at End of Year           15,825           4,363
SVS INVESCO Dynamic Growth Portfolio
                           Unit Value at Start of Year        19.131066       18.847396
                             Unit Value at End of Year        20.950593       19.131066
                        Number of Units at End of Year            1,921           1,920
SVS Janus Growth and Income Portfolio
                           Unit Value at Start of Year        16.557342       16.107188
                             Unit Value at End of Year        18.061889       16.557342
                        Number of Units at End of Year            3,266               -
SVS Janus Growth Opportunities Portfolio
                           Unit Value at Start of Year        16.547138       17.191770
                             Unit Value at End of Year        18.938880       16.547138
                        Number of Units at End of Year                -           1,462
SVS MFS Strategic Value Portfolio
                           Unit Value at Start of Year        17.984781       17.897509
                             Unit Value at End of Year        20.746697       17.984781
                        Number of Units at End of Year            6,457           1,101
SVS Oak Strategic Equity Portfolio
                           Unit Value at Start of Year        22.475335       21.403748
                             Unit Value at End of Year        22.264609       22.475335
                        Number of Units at End of Year            3,062               -
SVS Turner MidCap Growth Portfolio
                           Unit Value at Start of Year        20.328105       19.467718

                                                               Year             Year
                                                               Ended           Ended
                                                              Dec. 31         Dec. 31
                                                                2004            2003
                                                             ----------      ----------
                             Unit Value at End of Year        22.098540       20.328105
                        Number of Units at End of Year            2,313           1,856
Scudder Real Estate Securities Portfolio
                           Unit Value at Start of Year        15.252679       14.164090
                             Unit Value at End of Year        19.593030       15.252679
                        Number of Units at End of Year            3,806           1,714
Scudder Templeton Foreign Value Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.170988
                        Number of Units at End of Year                -
Scudder Mercury Large Cap Core Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        12.958919
                        Number of Units at End of Year                -
Scudder Conservative Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.026675
                        Number of Units at End of Year        7300.5522
Scudder Income & Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.237796
                        Number of Units at End of Year       56328.5355
Scudder Growth & Income Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.461339
                        Number of Units at End of Year       35022.5941
Scudder Growth Strategy Portfolio
                           Unit Value at Start of Year        12.500000
                             Unit Value at End of Year        13.697294
                        Number of Units at End of Year       38885.7705
Scudder 21st Century Growth Portfolio
                           Unit Value at Start of Year        17.497738       17.423406
                             Unit Value at End of Year        19.014715       17.497738
                        Number of Units at End of Year            2,074           1,975
Scudder Growth Portfolio
                           Unit Value at Start of Year        16.686543       16.417473
                             Unit Value at End of Year        17.168653       16.686543
                        Number of Units at End of Year              578               -
SVS Eagle Focused Large Cap Growth Portfolio
                           Unit Value at Start of Year        16.949303       16.292609
                             Unit Value at End of Year        16.906505       16.949303
                        Number of Units at End of Year            2,384             648
SVS Focus Value + Growth Portfolio
                           Unit Value at Start of Year        18.388717       17.614657
                             Unit Value at End of Year        20.028328       18.388717
                        Number of Units at End of Year            5,622               -

                                                   Year        Year        Year      Year        Year        Year
                                                  Ended       Ended       Ended      Ended       Ended       Ended
                                                 Dec. 31     Dec. 31     Dec. 31    Dec. 31     Dec. 31     Dec. 31
                                                   2004        2003        2002       2001        2000       1999
                                                ---------   ---------   ---------  ---------   ---------   ---------
Aggressive Growth Trust - Series I
         Unit Value at Start of Year            12.039961    9.120311   12.326027  16.889157   16.628126   11.624125
           Unit Value at End of Year            12.971720   12.039961    9.120311  12.326027   16.889157   16.628126
      Number of Units at End of Year              336,022     444,899     481,914    515,448     470,760      88,070
Diversified Bond Trust - Series I
         Unit Value at Start of Year            22.635102   21.943927   20.680033  19.585192   18.002047   18.354689
           Unit Value at End of Year            23.179420   22.635102   21.943927  20.680033   19.585192   18.002047
      Number of Units at End of Year               91,613     114,522     127,432    108,613      55,437      17,160
Overseas Trust - Series I
         Unit Value at Start of Year            11.677803    8.233265   10.628366  13.661286   17.044524   13.140114
           Unit Value at End of Year            12.872573   11.677803    8.233265  10.628366   13.661286   17.044524
      Number of Units at End of Year              195,461     233,009     247,378    276,663     247,771      50,911
Small Company Blend Trust - Series I
         Unit Value at Start of Year            12.276306    8.910911   12.138851  12.601917   15.922213   12.500000
           Unit Value at End of Year            12.975896   12.276306    8.910911  12.138851   12.601917   15.922213
      Number of Units at End of Year              123,464     145,073     144,646    175,081     123,970      27,582
Strategic Growth Trust - Series I

Units under this series of contracts were first credited under the subaccounts on May 1, 1999 except in the following instances:

Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

Capital Appreciation Trust where units were first credited on November 1, 2000.

Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on December 8, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004.

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES
                            (EXCEPT VEN 9 CONTRACTS)
                  (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT)

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Science & Technology Trust - Series II
                                  Unit Value at Start of Year         13.734908          9.289319        12.500000
                                    Unit Value at End of Year         13.602330         13.734908         9.289319
                               Number of Units at End of Year           144,456            74,189           25,846
Pacific Rim Trust - Series II
                                  Unit Value at Start of Year         13.678796          9.906070        12.500000
                                    Unit Value at End of Year         15.698845         13.678796         9.906070
                               Number of Units at End of Year            25,703            28,878            5,834
Health Sciences Trust - Series II
                                  Unit Value at Start of Year         14.173571         10.612467        12.500000
                                    Unit Value at End of Year         16.022313         14.173571        10.612467
                               Number of Units at End of Year            93,780            65,279           33,548
Emerging Growth Trust - Series II
                                  Unit Value at Start of Year         16.148310         12.500000
                                    Unit Value at End of Year         16.921582         16.148310
                               Number of Units at End of Year             4,719             1,834
Emerging Small Company Trust - Series II
                                  Unit Value at Start of Year         13.072316          9.537399        12.500000
                                    Unit Value at End of Year         14.298262         13.072316         9.537399
                               Number of Units at End of Year            78,619            44,947           19,621
Small Cap Index Trust - Series II
                                  Unit Value at Start of Year         13.545063          9.484387        12.500000
                                    Unit Value at End of Year         15.589586         13.545063         9.484387
                               Number of Units at End of Year            83,685            59,073           23,713
Small Company Trust - Series II
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         15.034643
                               Number of Units at End of Year               431
Dynamic Growth Trust - Series II
                                  Unit Value at Start of Year         12.818851         10.103094        12.500000
                                    Unit Value at End of Year         13.858343         12.818851        10.103094
                               Number of Units at End of Year            77,582            81,895            5,544
Mid Cap Stock Trust - Series II
                                  Unit Value at Start of Year         14.086575         10.097385        12.500000
                                    Unit Value at End of Year         16.436929         14.086575        10.097385
                               Number of Units at End of Year           166,957           102,097           47,469
Natural Resources Trust - Series II
                                  Unit Value at Start of Year         17.774754         12.500000
                                    Unit Value at End of Year         21.665649         17.774754
                               Number of Units at End of Year            40,413            10,561

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
All Cap Growth Trust - Series II
                                  Unit Value at Start of Year         12.694956         10.014973        12.500000
                                    Unit Value at End of Year         13.264097         12.694956        10.014973
                               Number of Units at End of Year            80,663            65,159           28,524
Strategic Opportunities Trust - Series II
                                  Unit Value at Start of Year         10.115663          8.194922        12.500000
                                    Unit Value at End of Year         11.170935         10.115663         8.194922
                               Number of Units at End of Year            25,705            31,142            8,850
Financial Services Trust - Series II
                                  Unit Value at Start of Year         13.407583         10.227986        12.500000
                                    Unit Value at End of Year         14.503495         13.407583        10.227986
                               Number of Units at End of Year            69,672            56,204           28,212
International Stock Trust - Series II
                                  Unit Value at Start of Year         12.379856          9.671864        12.500000
                                    Unit Value at End of Year         14.032279         12.379856         9.671864
                               Number of Units at End of Year            18,256            16,480           12,367
International Small Cap Trust - Series II
                                  Unit Value at Start of Year         15.001355          9.866121        12.500000
                                    Unit Value at End of Year         17.816506         15.001355         9.866121
                               Number of Units at End of Year            56,129            31,044            4,421
International Equity Index A Trust - Series II
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         14.611687
                               Number of Units at End of Year            20,559
American International Trust - Series II
                                  Unit Value at Start of Year         16.469766         12.500000
                                    Unit Value at End of Year         19.216554         16.469766
                               Number of Units at End of Year           296,847            20,409
International Value Trust - Series II
                                  Unit Value at Start of Year         13.876213          9.770965        12.500000
                                    Unit Value at End of Year         16.549456         13.876213         9.770965
                               Number of Units at End of Year           165,748           122,136           40,129
Quantitative Mid Cap Trust - Series II
                                  Unit Value at Start of Year         13.401266          9.859063        12.500000
                                    Unit Value at End of Year         15.523988         13.401266         9.859063
                               Number of Units at End of Year            28,268            11,928            6,951
Mid Cap Index Trust - Series II
                                  Unit Value at Start of Year         13.186545          9.990307        12.500000
                                    Unit Value at End of Year         14.984785         13.186545         9.990307
                               Number of Units at End of Year            78,335            67,111           26,727
Mid Cap Core Trust - Series II
                                  Unit Value at Start of Year         15.125220         12.500000
                                    Unit Value at End of Year         16.962682         15.125220
                               Number of Units at End of Year            31,043            10,337

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Global Trust - Series II
                                  Unit Value at Start of Year         12.897371         10.316092        12.500000
                                    Unit Value at End of Year         14.515144         12.897371        10.316092
                               Number of Units at End of Year            28,189            23,117           15,985
Capital Appreciation Trust - Series II
                                  Unit Value at Start of Year         12.132085          9.544262        12.500000
                                    Unit Value at End of Year         13.021044         12.132085         9.544262
                               Number of Units at End of Year            46,250            44,089           26,055
American Growth Trust - Series II
                                  Unit Value at Start of Year         15.234022         12.500000
                                    Unit Value at End of Year         16.752296         15.234022
                               Number of Units at End of Year           603,913            60,829
U.S. Global Leaders Growth Trust - Series II
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         13.058147
                               Number of Units at End of Year             2,222
Quantitative All Cap Trust - Series II
                                  Unit Value at Start of Year         15.370112         12.500000
                                    Unit Value at End of Year         17.319052         15.370112
                               Number of Units at End of Year             1,385
All Cap Core Trust - Series II
                                  Unit Value at Start of Year         13.564126         10.516293        12.500000
                                    Unit Value at End of Year         15.468201         13.564126        10.516293
                               Number of Units at End of Year            11,137             4,810            1,371
Large Cap Growth Trust - Series II
                                  Unit Value at Start of Year         12.418740         10.090965        12.500000
                                    Unit Value at End of Year         12.935008         12.418740        10.090965
                               Number of Units at End of Year           236,349           165,759           54,024
Total Stock Market Index Trust - Series II
                                  Unit Value at Start of Year         13.066689         10.203777        12.500000
                                    Unit Value at End of Year         14.328371         13.066689        10.203777
                               Number of Units at End of Year            62,962            45,352           16,300
Blue Chip Growth Trust - Series II
                                  Unit Value at Start of Year         12.939311         10.206043        12.500000
                                    Unit Value at End of Year         13.837048         12.939311        10.206043
                               Number of Units at End of Year           341,742           224,970          114,270
U. S. Large Cap Trust - Series II
                                  Unit Value at Start of Year         13.296623          9.899663        12.500000
                                    Unit Value at End of Year         14.256031         13.296623         9.899663
                               Number of Units at End of Year           234,116           165,759           78,162
Core Equity Trust - Series II
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         14.046138
                               Number of Units at End of Year            34,607

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Strategic Value Trust - Series II
                                  Unit Value at Start of Year         12.396163          9.803416        12.500000
                                    Unit Value at End of Year         14.347577         12.396163         9.803416
                               Number of Units at End of Year            58,996            46,826           34,800
Large Cap Value Trust - Series II
                                  Unit Value at Start of Year         15.753916         12.500000
                                    Unit Value at End of Year         18.813146         15.753916
                               Number of Units at End of Year            42,355             2,045
Classic Value Trust - Series II
                                  Unit Value at Start of Year          1.500000
                                    Unit Value at End of Year         13.736322
                               Number of Units at End of Year             7,505
Utilities Trust - Series II
                                  Unit Value at Start of Year         14.330345         10.862270        12.500000
                                    Unit Value at End of Year         18.197615         14.330345        10.862270
                               Number of Units at End of Year            50,626            25,906            9,361
Real Estate Securities Trust - Series II
                                  Unit Value at Start of Year         16.134374         11.817865        12.500000
                                    Unit Value at End of Year         20.890350         16.134374        11.817865
                               Number of Units at End of Year           164,568           143,081           81,806
Small Cap Opportunities Trust - Series II
                                  Unit Value at Start of Year         17.280544         12.500000
                                    Unit Value at End of Year         21.306957         17.280544
                               Number of Units at End of Year            19,905               669
Small Company Value Trust - Series II
                                  Unit Value at Start of Year         13.397323         10.207514        12.500000
                                    Unit Value at End of Year         16.447403         13.397323        10.207514
                               Number of Units at End of Year           356,744           307,326          140,797
Special Value Trust - Series II
                                  Unit Value at Start of Year         15.619575         12.500000
                                    Unit Value at End of Year         18.409773         15.619575
                               Number of Units at End of Year            13,964               338
Mid Cap Value Trust - Series II
                                  Unit Value at Start of Year         13.317463         10.830161        12.500000
                                    Unit Value at End of Year         16.254740         13.317463        10.830161
                               Number of Units at End of Year           290,149           244,976          112,237
Value Trust - Series II
                                  Unit Value at Start of Year         12.930141          9.493546        12.500000
                                    Unit Value at End of Year         14.615931         12.930141         9.493546
                               Number of Units at End of Year            80,202            58,326           22,239
All Cap Value Trust - Series II
                                  Unit Value at Start of Year         13.106512          9.653351        12.500000
                                    Unit Value at End of Year         14.912560         13.106512         9.653351
                               Number of Units at End of Year           116,118            76,154           33,747

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
500 Index Trust - Series II
                                  Unit Value at Start of Year         12.817386         10.209272        12.500000
                                    Unit Value at End of Year         13.853451         12.817386        10.209272
                               Number of Units at End of Year           353,819           264,511           58,512
Fundamental Value Trust - Series II
                                  Unit Value at Start of Year         13.428610         10.546509        12.500000
                                    Unit Value at End of Year         14.705246         13.428610        10.546509
                               Number of Units at End of Year           385,620           222,592           99,581
Growth & Income Trust - Series II
                                  Unit Value at Start of Year         12.782466         10.290331        12.500000
                                    Unit Value at End of Year         13.382694         12.782466        10.290331
                               Number of Units at End of Year           423,871           342,057          157,975
Quantitative Value Trust - Series II
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         14.490955
                               Number of Units at End of Year               726
American Growth-Income Trust - Series II
                                  Unit Value at Start of Year         15.352637         12.500000
                                    Unit Value at End of Year         16.568595         15.352637
                               Number of Units at End of Year           601,754            71,293
Equity-Income Trust - Series II
                                  Unit Value at Start of Year         12.822685         10.405752        12.500000
                                    Unit Value at End of Year         14.440278         12.822685        10.405752
                               Number of Units at End of Year           543,232           422,296          208,253
American Blue Chip Growth  and Income Trust - Series II
                                  Unit Value at Start of Year         15.263668         12.500000
                                    Unit Value at End of Year         16.367906         15.263668
                               Number of Units at End of Year           166,040            46,258
Income & Value Trust - Series II
                                  Unit Value at Start of Year         13.440953         10.830938        12.500000
                                    Unit Value at End of Year         14.186875         13.440953        10.830938
                               Number of Units at End of Year           155,735           101,086           42,937
PIMCO VIT All Asset Portfolio
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         13.839396
                               Number of Units at End of Year            16,055
Global Allocation Trust - Series II
                                  Unit Value at Start of Year         12.597473         10.136635        12.500000
                                    Unit Value at End of Year         13.928749         12.597473        10.136635
                               Number of Units at End of Year            90,608            20,881           11,718
High Yield Trust - Series II
                                  Unit Value at Start of Year         14.277775         11.698735        12.500000
                                    Unit Value at End of Year         15.551396         14.277775        11.698735
                               Number of Units at End of Year           386,544           401,907           43,415

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Strategic Bond Trust - Series II
                                  Unit Value at Start of Year         14.447843         13.019956        12.500000
                                    Unit Value at End of Year         15.104238         14.447843        13.019956
                               Number of Units at End of Year           209,391           182,221           86,329
Strategic Income Trust - Series II
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         13.451607
                               Number of Units at End of Year             8,047
Global Bond Trust - Series II
                                  Unit Value at Start of Year         16.172895         14.290823        12.500000
                                    Unit Value at End of Year         17.491941         16.172895        14.290823
                               Number of Units at End of Year           177,235           126,576           73,987
Investment Quality Bond Trust - Series II
                                  Unit Value at Start of Year         14.040925         13.324346        12.500000
                                    Unit Value at End of Year         14.438164         14.040925        13.324346
                               Number of Units at End of Year           233,080           224,879          127,399
Total Return Trust - Series II
                                  Unit Value at Start of Year         13.719187         13.312683        12.500000
                                    Unit Value at End of Year         14.115409         13.719187        13.312683
                               Number of Units at End of Year           910,466           961,422          584,424
Real Return Bond Trust - Series II
                                  Unit Value at Start of Year         12.950068         12.500000
                                    Unit Value at End of Year         13.835619         12.950068
                               Number of Units at End of Year           225,233            67,507
U. S. Government Securities Trust - Series II
                                  Unit Value at Start of Year         13.076906         13.099241        12.500000
                                    Unit Value at End of Year         13.195972         13.076906        13.099241
                               Number of Units at End of Year           542,712           629,036          293,643
Money Market Trust - Series II
                                  Unit Value at Start of Year         12.266109         12.435154        12.500000
                                    Unit Value at End of Year         12.125860         12.266109        12.435154
                               Number of Units at End of Year           601,362           644,149          565,393
Lifestyle Aggressive 1000 Trust - Series II
                                  Unit Value at Start of Year         13.260309         10.002183        12.500000
                                    Unit Value at End of Year         15.121981         13.260309        10.002183
                               Number of Units at End of Year            82,224            66,101           20,954
Lifestyle Growth 820 Trust - Series II
                                  Unit Value at Start of Year         13.563170         10.663111        12.500000
                                    Unit Value at End of Year         15.273191         13.563170        10.663111
                               Number of Units at End of Year         1,911,377           550,860          324,491
Lifestyle Balanced 640 Trust - Series II
                                  Unit Value at Start of Year         13.802621         11.329788        12.500000
                                    Unit Value at End of Year         15.381311         13.802621        11.329788
                               Number of Units at End of Year         2,818,382         1,308,590          486,764

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Lifestyle Moderate 460 Trust - Series II
                                  Unit Value at Start of Year         13.760160         11.884486        12.500000
                                    Unit Value at End of Year         15.013674         13.760160        11.884486
                               Number of Units at End of Year         1,643,348           801,726          214,108
Lifestyle Conservative 280 Trust - Series II
                                  Unit Value at Start of Year         13.665685         12.466950        12.500000
                                    Unit Value at End of Year         14.570649         13.665685        12.466950
                               Number of Units at End of Year         1,274,739           876,165          237,071
Aggressive Growth Trust - Series II
                                  Unit Value at Start of Year         12.535104          9.550203        12.500000
                                    Unit Value at End of Year         13.451149         12.535104         9.550203
                               Number of Units at End of Year            93,182            58,322           32,572
Diversified Bond Trust - Series II
                                  Unit Value at Start of Year         13.538653         13.172978        12.500000
                                    Unit Value at End of Year         13.789102         13.538653        13.172978
                               Number of Units at End of Year           577,436           155,027           67,059
Overseas Trust - Series II
                                  Unit Value at Start of Year         13.611378          9.638389        12.500000
                                    Unit Value at End of Year         14.921449         13.611378         9.638389
                               Number of Units at End of Year            43,507            31,830           13,229
Small Company Blend Trust - Series II
                                  Unit Value at Start of Year         12.442530          9.067980        12.500000
                                    Unit Value at End of Year         13.085579         12.442530         9.067980
                               Number of Units at End of Year            71,596            62,435           19,341
Strategic Growth Trust - Series II
                                  Unit Value at Start of Year         12.891982         10.362137        12.500000
                                    Unit Value at End of Year         13.462604         12.891982        10.362137
                               Number of Units at End of Year            73,095            69,535           19,777
Science & Technology Trust - Series I
                                  Unit Value at Start of Year          4.397877          2.975729         5.112469         8.857329
                                    Unit Value at End of Year          4.359175          4.397877         2.975729         5.112469
                               Number of Units at End of Year           929,793         1,013,844          846,830          703,831
Pacific Rim Trust - Series I
                                  Unit Value at Start of Year         10.403704          7.523557         8.753934        10.941915
                                    Unit Value at End of Year         11.950609         10.403704         7.523557         8.753934
                               Number of Units at End of Year            32,808            19,347           15,150            3,470
Health Sciences Trust - Series I
                                  Unit Value at Start of Year         12.806521          9.567392        13.381761        12.500000
                                    Unit Value at End of Year         14.510292         12.806521         9.567392        13.381761
                               Number of Units at End of Year           195,136           203,143          195,515           78,979
Emerging Small Company Trust - Series I
                                  Unit Value at Start of Year          7.978493          5.810609         8.352524        10.932942
                                    Unit Value at End of Year         16.921582          7.978493         5.810609         8.352524
                               Number of Units at End of Year             4,653           181,355          175,141          104,648

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Small Cap Index Trust - Series I
                                  Unit Value at Start of Year         13.166570          9.190549        11.910780        11.943325
                                    Unit Value at End of Year         15.179394         13.166570         9.190549        11.910780
                               Number of Units at End of Year            58,468            61,657           54,023           46,125
Dynamic Growth Trust - Series I
                                  Unit Value at Start of Year          4.596353          3.624989         5.149629         8.771239
                                    Unit Value at End of Year          4.968047          4.596353         3.624989         5.149629
                               Number of Units at End of Year           684,192           783,009          338,853          307,765
Mid Cap Stock Trust - Series I
                                  Unit Value at Start of Year         11.361678          8.123564        10.676087        12.208008
                                    Unit Value at End of Year         13.289711         11.361678         8.123564        10.676087
                               Number of Units at End of Year           302,058           328,635          284,176          160,451
All Cap Growth Trust - Series I
                                  Unit Value at Start of Year          7.312204          5.757704         7.751463        10.349704
                                    Unit Value at End of Year          7.653722          7.312204         5.757704         7.751463
                               Number of Units at End of Year           490,521           574,876          635,050          483,817
Strategic Opportunities Trust - Series I
                                  Unit Value at Start of Year          7.417269          5.998128         9.968780        11.972462
                                    Unit Value at End of Year          8.185893          7.417269         5.998128         9.968780
                               Number of Units at End of Year           406,631           485,381          522,347          376,314
Financial Services Trust - Series I
                                  Unit Value at Start of Year         12.177455          9.277011        11.497105        12.500000
                                    Unit Value at End of Year         13.207601         12.177455         9.277011        11.497105
                               Number of Units at End of Year           109,141           129,017          129,019           48,896
International Stock Trust - Series I
                                  Unit Value at Start of Year          8.507707          6.645829         8.636273        11.202883
                                    Unit Value at End of Year          9.663241          8.507707         6.645829         8.636273
                               Number of Units at End of Year           104,062           115,842          126,008           69,101
International Small Cap Trust - Series I
                                  Unit Value at Start of Year          8.460002          5.556362         6.790288        10.030446
                                    Unit Value at End of Year         10.063969          8.460002         5.556362         6.790288
                               Number of Units at End of Year            78,817            57,627           73,516           35,068
International Equity Index A Trust - Series I
                                  Unit Value at Start of Year         12.500000
                                    Unit Value at End of Year         14.634965
                               Number of Units at End of Year            24,373
International Value Trust - Series I
                                  Unit Value at Start of Year         12.065552          8.476026        10.498425        11.868508
                                    Unit Value at End of Year         14.410076         12.065552         8.476026        10.498425
                               Number of Units at End of Year           179,529           160,669          169,982           61,427
Quantitative Mid Cap Trust - Series I
                                  Unit Value at Start of Year         10.430346          7.662062        10.080533        12.500000
                                    Unit Value at End of Year         12.114956         10.430346         7.662062        10.080533
                               Number of Units at End of Year            74,344            25,840           30,835            4,604

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Mid Cap Index Trust - Series I
                                  Unit Value at Start of Year         14.073554         10.642876        12.766859        13.223282
                                    Unit Value at End of Year         16.017501         14.073554        10.642876        12.766859
                               Number of Units at End of Year            54,496            56,431           56,880           36,519
Global Trust - Series I
                                  Unit Value at Start of Year         11.125022          8.882263        11.174588        13.554144
                                    Unit Value at End of Year         12.544497         11.125022         8.882263        11.174588
                               Number of Units at End of Year           131,827           133,988          153,605           80,490
Capital Appreciation Trust - Series I
                                  Unit Value at Start of Year          7.606320          5.978615         8.769024        10.939455
                                    Unit Value at End of Year          8.171240          7.606320         5.978615         8.769024
                               Number of Units at End of Year           106,974            99,871          111,049           57,393
All Cap Core Trust - Series I
                                  Unit Value at Start of Year          6.669038          5.159206         7.022468         9.089389
                                    Unit Value at End of Year          7.623095          6.669038         5.159206         7.022468
                               Number of Units at End of Year           210,053           273,881          257,701          173,641
Large Cap Growth Trust - Series I
                                  Unit Value at Start of Year          8.238003          6.689181         8.821694        10.924721
                                    Unit Value at End of Year          8.594678          8.238003         6.689181         8.821694
                               Number of Units at End of Year           701,323           774,794          886,369          535,491
Total Stock Market Index Trust - Series I
                                  Unit Value at Start of Year          9.893926          7.713002         9.972325        11.456807
                                    Unit Value at End of Year         10.863288          9.893926         7.713002         9.972325
                               Number of Units at End of Year           103,516            91,041           99,157          127,551
Blue Chip Growth Trust - Series I
                                  Unit Value at Start of Year          9.153842          7.211675         9.689796        11.549188
                                    Unit Value at End of Year          9.807280          9.153842         7.211675         9.689796
                               Number of Units at End of Year           988,319         1,055,794        1,108,760          717,328
U. S. Large Cap Trust - Series I
                                  Unit Value at Start of Year         11.820052          8.775940        11.937561        12.467016
                                    Unit Value at End of Year         12.705323         11.820052         8.775940        11.937561
                               Number of Units at End of Year           552,942           571,627          520,506          241,495
Strategic Value Trust - Series I
                                  Unit Value at Start of Year          9.573143          7.564926        10.574706        12.500000
                                    Unit Value at End of Year         11.098309          9.573143         7.564926        10.574706
                               Number of Units at End of Year            95,400           111,148          133,443           54,263
Utilities Trust - Series I
                                  Unit Value at Start of Year          9.174298          6.939875         9.237560        12.500000
                                    Unit Value at End of Year         11.667328          9.174298         6.939875         9.237560
                               Number of Units at End of Year           149,497           127,263          126,518           82,992
Real Estate Securities Trust - Series I
                                  Unit Value at Start of Year         18.981707         13.882066        13.771429        13.588062
                                    Unit Value at End of Year         24.627525         18.981707        13.882066        13.771429
                               Number of Units at End of Year           140,916           152,775          130,516           64,489

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Small Company Value Trust - Series I
                                  Unit Value at Start of Year         16.976139         12.924339        13.981425        13.356548
                                    Unit Value at End of Year         20.883351         16.976139        12.924339        13.981425
                               Number of Units at End of Year           246,837           265,650          230,753           83,013
Mid Cap Value Trust - Series I
                                  Unit Value at Start of Year         14.076273         11.426974        12.936460        12.500000
                                    Unit Value at End of Year         17.214766         14.076273        11.426974        12.936460
                               Number of Units at End of Year           371,170           343,447          388,437          108,621
Value Trust - Series I
                                  Unit Value at Start of Year         16.346669         11.988345        15.804033        15.552753
                                    Unit Value at End of Year         18.500073         16.346669        11.988345        15.804033
                               Number of Units at End of Year           189,578           207,653          224,097          159,978
All Cap Value Trust - Series I
                                  Unit Value at Start of Year         12.017788          8.838989        12.464762        12.500000
                                    Unit Value at End of Year         13.693111         12.017788         8.838989        12.464762
                               Number of Units at End of Year           145,850           133,410          135,095           42,968
500 Index Trust - Series I
                                  Unit Value at Start of Year          9.495529          7.548807         9.916084        11.516966
                                    Unit Value at End of Year         10.287669          9.495529         7.548807         9.916084
                               Number of Units at End of Year           621,415           543,810          446,244          237,911
Fundamental Value Trust - Series I
                                  Unit Value at Start of Year         12.178644          9.545508        11.592814        12.500000
                                    Unit Value at End of Year         13.378959         12.178644         9.545508        11.592814
                               Number of Units at End of Year           520,972           531,469          559,715          209,656
Growth & Income Trust - Series I
                                  Unit Value at Start of Year          9.399287          7.556172        10.162651        11.658205
                                    Unit Value at End of Year          9.861332          9.399287         7.556172        10.162651
                               Number of Units at End of Year         1,588,659         1,689,907        1,735,841        1,134,259
Equity-Income Trust - Series I
                                  Unit Value at Start of Year         14.929570         12.098791        14.198434        14.266438
                                    Unit Value at End of Year         16.842700         14.929570        12.098791        14.198434
                               Number of Units at End of Year           816,827           878,873          937,928          497,735
Income & Value Trust - Series I
                                  Unit Value at Start of Year         12.949206         10.418378        12.611582        12.710793
                                    Unit Value at End of Year         13.696136         12.949206        10.418378        12.611582
                               Number of Units at End of Year           396,316           290,586          276,653          146,530
Global Allocation Trust - Series I
                                  Unit Value at Start of Year          9.724144          7.827267        10.372818        12.188577
                                    Unit Value at End of Year         10.771542          9.724144         7.827267        10.372818
                               Number of Units at End of Year            65,800            69,067           64,138           49,776
High Yield Trust - Series I
                                  Unit Value at Start of Year         11.972562          9.790451        10.698741        11.519841
                                    Unit Value at End of Year         13.065633         11.972562         9.790451        10.698741
                               Number of Units at End of Year           462,419           775,551          369,742          218,398

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Strategic Bond Trust - Series I
                                  Unit Value at Start of Year         16.033629         14.424843        13.472399        12.905776
                                    Unit Value at End of Year         16.804828         16.033629        14.424843        13.472399
                               Number of Units at End of Year           272,635           327,012          396,081          145,817
Global Bond Trust - Series I
                                  Unit Value at Start of Year         17.017639         15.007467        12.713906        12.871966
                                    Unit Value at End of Year         18.434631         17.017639        15.007467        12.713906
                               Number of Units at End of Year            94,079            92,810          116,859           32,769
Investment Quality Bond Trust - Series I
                                  Unit Value at Start of Year         15.684843         14.872861        13.767444        13.054821
                                    Unit Value at End of Year         16.153504         15.684843        14.872861        13.767444
                               Number of Units at End of Year           370,957           413,892          520,989          262,326
Total Return Trust - Series I
                                  Unit Value at Start of Year         15.620011         15.136415        14.065149        13.220054
                                    Unit Value at End of Year         16.109056         15.620011        15.136415        14.065149
                               Number of Units at End of Year         1,390,261         1,625,590        1,785,674          635,784
U. S. Government Securities Trust - Series I
                                  Unit Value at Start of Year         14.724137         14.728774        13.879256        13.197644
                                    Unit Value at End of Year         14.885619         14.724137        14.728774        13.879256
                               Number of Units at End of Year           684,610           821,504        1,176,776          450,038
Money Market Trust - Series I
                                  Unit Value at Start of Year         12.726413         12.876223        12.951278        12.724933
                                    Unit Value at End of Year         12.606110         12.726413        12.876223        12.951278
                               Number of Units at End of Year           744,203         1,185,954        2,239,473        1,423,654
Lifestyle Aggressive 1000 Trust - Series I
                                  Unit Value at Start of Year         10.402017          7.846184        10.070301        11.872645
                                    Unit Value at End of Year         11.862395         10.402017         7.846184        10.070301
                               Number of Units at End of Year           198,807           201,029          186,267          115,430
Lifestyle Growth 820 Trust - Series I
                                  Unit Value at Start of Year         11.374440          8.934824        10.804923        12.089786
                                    Unit Value at End of Year         12.807137         11.374440         8.934824        10.804923
                               Number of Units at End of Year           942,618           916,436          846,312          441,021
Lifestyle Balanced 640 Trust - Series I
                                  Unit Value at Start of Year         12.461505         10.228949        11.559863        12.355297
                                    Unit Value at End of Year         13.896892         12.461505        10.228949        11.559863
                               Number of Units at End of Year         1,782,311         1,654,898        1,326,802          624,359
Lifestyle Moderate 460 Trust - Series I
                                  Unit Value at Start of Year         13.346846         11.527502        12.224839        12.579492
                                    Unit Value at End of Year         14.562713         13.346846        11.527502        12.224839
                               Number of Units at End of Year         1,085,905         1,047,798        1,002,295          424,701
Lifestyle Conservative 280 Trust - Series I
                                  Unit Value at Start of Year         14.350511         13.091280        13.096907        12.913124
                                    Unit Value at End of Year         15.311609         14.350511        13.091280        13.096907
                               Number of Units at End of Year           596,827           745,796          908,673          270,099

                                                                        Year              Year             Year             Year
                                                                        Ended             Ended            Ended            Ended
                                                                       Dec. 31           Dec. 31          Dec. 31          Dec. 31
                                                                        2004              2003             2002             2001
                                                                      -------------------------------------------------------------
Aggressive Growth Trust - Series I
                                  Unit Value at Start of Year          7.888253          5.996302         8.132426        11.182499
                                    Unit Value at End of Year          8.468944          7.888253         5.996302         8.132426
                               Number of Units at End of Year           395,958           452,125          462,774          271,521
Diversified Bond Trust - Series I
                                  Unit Value at Start of Year         15.085667         14.676304        13.879479        13.190998
                                    Unit Value at End of Year         15.394322         15.085667        14.676304        13.879479
                               Number of Units at End of Year           325,466           410,764          473,733          222,382
Overseas Trust - Series I
                                  Unit Value at Start of Year          9.492621          6.716070         8.700270        11.222510
                                    Unit Value at End of Year         10.427174          9.492621         6.716070         8.700270
                               Number of Units at End of Year           107,898           102,234          108,578           79,174
Small Company Blend Trust - Series I
                                  Unit Value at Start of Year          9.283714          6.762279         9.244249         9.630818
                                    Unit Value at End of Year          9.778392          9.283714         6.762279         9.244249
                               Number of Units at End of Year           161,796           201,228          164,768           90,008
Strategic Growth Trust - Series I
                                  Unit Value at Start of Year          9.600076          7.700872        10.891002        12.500000
                                    Unit Value at End of Year         10.051965          9.600076         7.700872        10.891002
                               Number of Units at End of Year           153,068           162,312          180,474           66,971

Units under this series of contracts were first credited under the subaccounts on January 1, 2001 except in the following instances:

Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on December 8, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

                        TABLE OF ACCUMULATION UNIT VALUES
         for Ven 9 Contracts Investing in Series I and Series II Shares
             (No Optional Riders are Available for Ven 9 Contracts)

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Emerging Growth Trust - Series II
                                  Unit Value at Start of Year  16.185428  12.500000
                                    Unit Value at End of Year  17.020099  16.185428
                               Number of Units at End of Year          -          -
Small Company Trust - Series II
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  15.069552
                               Number of Units at End of Year   570.2276
Natural Resources Trust - Series II
                                  Unit Value at Start of Year  17.815615  12.500000
                                    Unit Value at End of Year  21.791715  17.815615
                               Number of Units at End of Year     35,614      8,952
American International Trust - Series II
                                  Unit Value at Start of Year  16.507632  12.500000
                                    Unit Value at End of Year  19.328401  16.507632
                               Number of Units at End of Year     59,490     25,971
Mid Cap Core Trust - Series II
                                  Unit Value at Start of Year  15.160007  12.500000
                                    Unit Value at End of Year  17.061458  15.160007
                               Number of Units at End of Year     16,602      5,319
American Growth Trust - Series II
                                  Unit Value at Start of Year  15.269062  12.500000
                                    Unit Value at End of Year  16.849842  15.269062
                               Number of Units at End of Year    148,164     74,053
U.S. Global Leaders Growth Trust - Series II
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  13.088477
                               Number of Units at End of Year          -
Quantitative All Cap Trust - Series II
                                  Unit Value at Start of Year  15.405463  12.500000
                                    Unit Value at End of Year  17.419898  15.405463
                               Number of Units at End of Year        255        395
Core Equity Trust - Series II
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  14.078764
                               Number of Units at End of Year      1,367
Large Cap Value Trust - Series II
                                  Unit Value at Start of Year  15.790145  12.500000
                                    Unit Value at End of Year  18.922673  15.790145
                               Number of Units at End of Year     15,322      2,099
Classic Value Trust - Series II
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  13.768228
                               Number of Units at End of Year      4,949

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Emerging Growth Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Small Company Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Natural Resources Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
American International Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Mid Cap Core Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
American Growth Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
U.S. Global Leaders Growth Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Quantitative All Cap Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Core Equity Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Large Cap Value Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Classic Value Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Small Cap Opportunities Trust - Series II
                                  Unit Value at Start of Year  17.320262  12.500000
                                    Unit Value at End of Year  21.430956  17.320262
                               Number of Units at End of Year      8,878      1,965
Special Value Trust - Series II
                                  Unit Value at Start of Year  15.655498  12.500000
                                    Unit Value at End of Year  18.516944  15.655498
                               Number of Units at End of Year      6,727        265
Quantitative Value Trust - Series II
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  14.524617
                               Number of Units at End of Year      1,578
American Growth-Income Trust - Series II
                                  Unit Value at Start of Year  15.387946  12.500000
                                    Unit Value at End of Year  16.665076  15.387946
                               Number of Units at End of Year    103,225     46,828
American Blue Chip Income and Growth Trust - Series II
                                  Unit Value at Start of Year  15.298774  12.500000
                                    Unit Value at End of Year  16.463226  15.298774
                               Number of Units at End of Year     50,361     17,408
PIMCO VIT All Asset Portfolio
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  13.871539
                               Number of Units at End of Year     46,963
Strategic Income Trust - Series II
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  13.482843
                               Number of Units at End of Year          -
Real Return Bond Trust - Series II
                                  Unit Value at Start of Year  12.979916  12.500000
                                    Unit Value at End of Year  13.916239  12.979916
                               Number of Units at End of Year     42,216     18,750
Science & Technology Trust - Series I
                                  Unit Value at Start of Year  12.380278   8.347636  14.291433  24.672266  37.943261  19.287390
                                    Unit Value at End of Year  12.314482  12.380278   8.347636  14.291433  24.672266  37.943261
                               Number of Units at End of Year    760,249
Pacific Rim Trust - Series I
                                  Unit Value at Start of Year   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249
                                    Unit Value at End of Year  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297
                               Number of Units at End of Year    142,943    142,089    142,971    169,570    236,607    314,807
Health Sciences Trust - Series I
                                  Unit Value at Start of Year  12.926890   9.623619  13.413253  12.500000
                                    Unit Value at End of Year  14.698179  12.926890   9.623619  13.413253
                               Number of Units at End of Year     41,759     54,245     35,305     45,401
Emerging Small Company Trust - Series I
                                  Unit Value at Start of Year  17.129022  12.431278  17.806889  23.225958  24.610648  14.381705
                                    Unit Value at End of Year  17.020099  17.129022  12.431278  17.806889  23.225958  24.610648
                               Number of Units at End of Year        605    247,431    276,174    359,369    430,974    391,438

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Small Cap Opportunities Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Special Value Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Quantitative Value Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
American Growth-Income Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
American Blue Chip Income and Growth Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
PIMCO VIT All Asset Portfolio
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Strategic Income Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Real Return Bond Trust - Series II
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Science & Technology Trust - Series I
                                  Unit Value at Start of Year  13.647195  12.500000
                                    Unit Value at End of Year  19.287390  13.647195
                               Number of Units at End of Year
Pacific Rim Trust - Series I
                                  Unit Value at Start of Year   8.180904  12.500000
                                    Unit Value at End of Year   7.695249   8.180904
                               Number of Units at End of Year    137,389     51,444
Health Sciences Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Emerging Small Company Trust - Series I
                                  Unit Value at Start of Year  14.574077  12.500000
                                    Unit Value at End of Year  14.381705  14.574077
                               Number of Units at End of Year          -    207,224

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Small Cap Index Trust - Series I
                                  Unit Value at Start of Year  12.919107   8.986380  11.605417  11.596178  12.500000
                                    Unit Value at End of Year  14.946439  12.919107   8.986380  11.605417  11.596178
                               Number of Units at End of Year     41,083     46,093    120,742     31,021      4,925
Dynamic Growth Trust - Series I
                                  Unit Value at Start of Year   4.187368   3.290900   4.658653   7.906976  12.500000
                                    Unit Value at End of Year   4.541899   4.187368   3.290900   4.658653   7.906976
                               Number of Units at End of Year    138,151    220,788    148,177    178,325    183,454
Mid Cap Stock Trust - Series I
                                  Unit Value at Start of Year  11.118720   7.922112  10.374890  11.821790  12.483520  12.500000
                                    Unit Value at End of Year  13.051238  11.118720   7.922112  10.374890  11.821790  12.483520
                               Number of Units at End of Year    121,334    130,541     79,846     80,043     75,071     38,226
All Cap Growth Trust - Series I
                                  Unit Value at Start of Year  17.030370  13.363096  17.927398  23.852189  27.113084  19.002856
                                    Unit Value at End of Year  17.888430  17.030370  13.363096  17.927398  23.852189  27.113084
                               Number of Units at End of Year    681,765    845,398  1,028,998  1,422,150  1,728,273  1,684,077
Strategic Opportunities Trust - Series I
                                  Unit Value at Start of Year  22.785020  18.361297  30.409247  36.392717  39.416089  31.289551
                                    Unit Value at End of Year  25.234563  22.785020  18.361297  30.409247  36.392717  39.416089
                               Number of Units at End of Year  1,032,267  1,206,545  1,392,298  1,796,112  2,277,267  2,642,361
Financial Services Trust - Series I
                                  Unit Value at Start of Year  12.291912   9.331532  11.524203  12.500000
                                    Unit Value at End of Year  13.378598  12.291912   9.331532  11.524203
                               Number of Units at End of Year     51,852     67,850     54,479     66,421
International Stock Trust - Series I
                                  Unit Value at Start of Year  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171
                                    Unit Value at End of Year  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932
                               Number of Units at End of Year    120,901    147,049    183,541    222,009    294,511    235,698
International Small Cap Trust - Series I
                                  Unit Value at Start of Year  16.062039  10.512423  12.802022  18.844170  26.974754  14.792077
                                    Unit Value at End of Year  19.174442  16.062039  10.512423  12.802022  18.844170  26.974754
                               Number of Units at End of Year    250,280    279,919    327,294    429,139    582,581    665,833
International Equity Index A Trust - Series I
                                  Unit Value at Start of Year  12.500000
                                    Unit Value at End of Year  14.668950
                               Number of Units at End of Year     19,292
International Value Trust - Series I
                                  Unit Value at Start of Year  12.186877   8.531381  10.529997  11.862293  12.860110  12.500000
                                    Unit Value at End of Year  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110
                               Number of Units at End of Year     90,708     86,610     51,807     35,446     26,032     17,704
Quantitative Mid Cap Trust - Series I
                                  Unit Value at Start of Year  10.528409   7.707109  10.104317  12.500000
                                    Unit Value at End of Year  12.271843  10.528409   7.707109  10.104317
                               Number of Units at End of Year     45,222     11,456     10,725      2,273
Mid Cap Index Trust - Series I
                                  Unit Value at Start of Year  14.274668  10.757291  12.858949  13.271787  12.500000
                                    Unit Value at End of Year  16.303495  14.274668  10.757291  12.858949  13.271787
                               Number of Units at End of Year     44,253     46,607     50,525     23,391      8,984

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Small Cap Index Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Dynamic Growth Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Mid Cap Stock Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
All Cap Growth Trust - Series I
                                  Unit Value at Start of Year  15.020670  13.215952  12.500000
                                    Unit Value at End of Year  19.002856  15.020670  13.215952
                               Number of Units at End of Year  1,574,135  1,211,555    746,253
Strategic Opportunities Trust - Series I
                                  Unit Value at Start of Year  29.002593  24.664354  20.821819  14.786831
                                    Unit Value at End of Year  31.289551  29.002593  24.664354  20.821819
                               Number of Units at End of Year  2,769,528  2,655,388  2,439,816  1,680,198
Financial Services Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
International Stock Trust - Series I
                                  Unit Value at Start of Year  12.652231  12.500000
                                    Unit Value at End of Year  14.337171  12.652231
                               Number of Units at End of Year    203,765    131,727
International Small Cap Trust - Series I
                                  Unit Value at Start of Year  13.410016  13.493094  12.500000
                                    Unit Value at End of Year  14.792077  13.410016  13.493094
                               Number of Units at End of Year    605,535    510,488    365,318
International Equity Index A Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
International Value Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Quantitative Mid Cap Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Mid Cap Index Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Global Trust - Series I
                                  Unit Value at Start of Year  22.606366  17.985999  22.548612  27.253960  24.633827  24.098970
                                    Unit Value at End of Year  25.580338  22.606366  17.985999  22.548612  27.253960  24.633827
                               Number of Units at End of Year    887,563  1,005,033  1,198,999  1,463,631  1,763,567  2,118,413
Capital Appreciation Trust - Series I
                                  Unit Value at Start of Year   7.691148   6.024194   8.804929  10.945558  12.500000
                                    Unit Value at End of Year   8.291409   7.691148   6.024194   8.804929  10.945558
                               Number of Units at End of Year     18,208     21,877     10,957     18,072        699
All Cap Core Trust - Series I
                                  Unit Value at Start of Year  14.919288  11.501386  15.600316  20.120816  28.060585  20.739989
                                    Unit Value at End of Year  17.113549  14.919288  11.501386  15.600316  20.120816  28.060585
                               Number of Units at End of Year    418,096    520,711    624,455    797,877  1,019,262  1,007,471
Large Cap Growth Trust - Series I
                                  Unit Value at Start of Year  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505
                                    Unit Value at End of Year  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074
                               Number of Units at End of Year    379,886    427,513    483,114    589,352    690,340    671,017
Total Stock Market Index Trust - Series I
                                  Unit Value at Start of Year   9.723963   7.554057   9.732630  11.142088  12.500000
                                    Unit Value at End of Year  10.714200   9.723963   7.554057   9.732630  11.142088
                               Number of Units at End of Year     30,185     36,515     34,031     21,652      9,057
Blue Chip Growth Trust - Series I
                                  Unit Value at Start of Year  19.638699  15.417955  20.643428  24.518135  25.568866  21.710674
                                    Unit Value at End of Year  21.114531  19.638699  15.417955  20.643428  24.518135  25.568866
                               Number of Units at End of Year  1,729,005  2,018,139  2,387,431  3,021,812  3,714,374  3,865,926
U. S. Large Cap Trust - Series I
                                  Unit Value at Start of Year  12.354355   9.140645  12.390130  12.894130  12.721279  12.500000
                                    Unit Value at End of Year  13.326315  12.354355   9.140645  12.390130  12.894130  12.721279
                               Number of Units at End of Year    342,414    192,434    189,588    175,115    154,186    288,137
Strategic Value Trust - Series I
                                  Unit Value at Start of Year   9.663184   7.609422  10.599650  12.500000
                                    Unit Value at End of Year  11.242049   9.663184   7.609422  10.599650
                               Number of Units at End of Year     30,764     26,960     16,885     18,072
Utilities Trust - Series I
                                  Unit Value at Start of Year   9.260547   6.980670   9.259344  12.500000
                                    Unit Value at End of Year  11.818383   9.260547   6.980670   9.259344
                               Number of Units at End of Year     61,234     55,818     43,665     48,346
Real Estate Securities Trust - Series I
                                  Unit Value at Start of Year  19.555029  14.251467  14.088482  13.852028  11.174188  12.317190
                                    Unit Value at End of Year  25.460516  19.555029  14.251467  14.088482  13.852028  11.174188
                               Number of Units at End of Year    149,698    179,522    201,089    168,521    244,903    222,156
Small Company Value Trust - Series I
                                  Unit Value at Start of Year  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700
                                    Unit Value at End of Year  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646
                               Number of Units at End of Year    314,603    335,127    392,414    399,901    217,381    234,537
Mid Cap Value Trust - Series I
                                  Unit Value at Start of Year  14.208533  11.494079  12.966914  12.500000
                                    Unit Value at End of Year  17.437569  14.208533  11.494079  12.966914
                               Number of Units at End of Year    140,272     94,347    112,506     57,503

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Global Trust - Series I
                                  Unit Value at Start of Year  21.770913  18.276450  16.459655  15.500933
                                    Unit Value at End of Year  24.098970  21.770913  18.276450  16.459655
                               Number of Units at End of Year  2,205,244  2,090,811  1,955,864  1,679,043
Capital Appreciation Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
All Cap Core Trust - Series I
                                  Unit Value at Start of Year  16.968111  13.727312  12.500000
                                    Unit Value at End of Year  20.739989  16.968111  13.727312
                               Number of Units at End of Year    694,842    426,278    140,313
Large Cap Growth Trust - Series I
                                  Unit Value at Start of Year  19.614359  16.701647  14.990551  12.381395
                                    Unit Value at End of Year  23.040505  19.614359  16.701647  14.990551
                               Number of Units at End of Year    594,195    608,298    600,272    463,740
Total Stock Market Index Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Blue Chip Growth Trust - Series I
                                  Unit Value at Start of Year  17.134232  13.688523  11.026969   8.837480
                                    Unit Value at End of Year  21.710674  17.134232  13.688523  11.026969
                               Number of Units at End of Year  3,184,929  2,353,640  1,623,698  1,318,608
U. S. Large Cap Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Strategic Value Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Utilities Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Real Estate Securities Trust - Series I
                                  Unit Value at Start of Year  14.949140  12.500000
                                    Unit Value at End of Year  12.317190  14.949140
                               Number of Units at End of Year    251,204    152,109
Small Company Value Trust - Series I
                                  Unit Value at Start of Year  11.898363  12.500000
                                    Unit Value at End of Year  11.178700  11.898363
                               Number of Units at End of Year    257,439          -
Mid Cap Value Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Value Trust - Series I
                                  Unit Value at Start of Year  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878
                                    Unit Value at End of Year  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433
                               Number of Units at End of Year    282,348    360,293    415,649    503,606    421,035    483,257
All Cap Value Trust - Series I
                                  Unit Value at Start of Year  12.130735   8.890942  12.494117  12.500000
                                    Unit Value at End of Year  13.870389  12.130735   8.890942  12.494117
                               Number of Units at End of Year     54,418     35,910     18,655     14,166
500 Index Trust - Series I
                                  Unit Value at Start of Year   9.332415   7.393241   9.677729  11.200577  12.500000
                                    Unit Value at End of Year  10.146482   9.332415   7.393241   9.677729  11.200577
                               Number of Units at End of Year    254,069    196,202    429,028    294,074     66,524
Fundamental Value Trust - Series I
                                  Unit Value at Start of Year  12.293099   9.601589  11.620125  12.500000
                                    Unit Value at End of Year  13.552160  12.293099   9.601589  11.620125
                               Number of Units at End of Year    110,276     91,136     75,283     51,189
Growth & Income Trust - Series I
                                  Unit Value at Start of Year  28.846586  23.109098  30.971701  35.404552  38.655938  32.976967
                                    Unit Value at End of Year  30.370984  28.846586  23.109098  30.971701  35.404552  38.655938
                               Number of Units at End of Year  1,986,940  2,353,077  2,759,364  3,667,473  4,397,852  5,082,495
Equity-Income Trust - Series I
                                  Unit Value at Start of Year  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902
                                    Unit Value at End of Year  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758
                               Number of Units at End of Year  1,650,433  1,864,958  2,149,865  2,608,255  2,972,349  3,820,578
Income & Value Trust - Series I
                                  Unit Value at Start of Year  23.683960  18.988592  22.905535  23.004542  22.230152  20.742457
                                    Unit Value at End of Year  25.138132  23.683960  18.988592  22.905535  23.004542  22.230152
                               Number of Units at End of Year    652,614    680,402    761,612    908,692  1,009,134  1,258,137
Global Allocation Trust - Series I
                                  Unit Value at Start of Year   9.666928   7.754044  10.239810  11.989936  12.500000
                                    Unit Value at End of Year  10.745803   9.666928   7.754044  10.239810  11.989936
                               Number of Units at End of Year     91,321    197,091    112,271     94,933     22,537
High Yield Trust - Series I
                                  Unit Value at Start of Year  14.136722  11.519811  12.544550  13.459828  14.993652  14.078376
                                    Unit Value at End of Year  15.481606  14.136722  11.519811  12.544550  13.459828  14.993652
                               Number of Units at End of Year    269,177    402,143    344,031    437,320    450,763    548,706
Strategic Bond Trust - Series I
                                  Unit Value at Start of Year  19.414151  17.405164  16.199150  15.463354  14.602672  14.486687
                                    Unit Value at End of Year  20.419462  19.414151  17.405164  16.199150  15.463354  14.602672
                               Number of Units at End of Year    643,644    779,734    987,706  1,209,278  1,459,529  1,888,603
Global Bond Trust - Series I
                                  Unit Value at Start of Year  26.301362  23.113561  19.512793  19.685989  19.632749  21.333144
                                    Unit Value at End of Year  28.591497  26.301362  23.113561  19.512793  19.685989  19.632749
                               Number of Units at End of Year    151,168    188,785    260,796    198,513    266,250    337,556
Investment Quality Bond Trust - Series I
                                  Unit Value at Start of Year  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365
                                    Unit Value at End of Year  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807
                               Number of Units at End of Year    281,891    347,276    448,420    461,351    462,664    617,872

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Value Trust - Series I
                                  Unit Value at Start of Year  15.057118  12.500000
                                    Unit Value at End of Year  14.591878  15.057118
                               Number of Units at End of Year    557,130    262,614
All Cap Value Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
500 Index Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Fundamental Value Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
Growth & Income Trust - Series I
                                  Unit Value at Start of Year  26.431239  20.178770  16.660889  13.076664
                                    Unit Value at End of Year  32.976967  26.431239  20.178770  16.660889
                               Number of Units at End of Year  4,327,968  3,402,511  2,601,498  1,702,726
Equity-Income Trust - Series I
                                  Unit Value at Start of Year  20.479412  16.011513  13.548849  11.107620
                                    Unit Value at End of Year  22.054902  20.479412  16.011513  13.548849
                               Number of Units at End of Year  4,109,129  3,793,617  3,362,755  2,700,623
Income & Value Trust - Series I
                                  Unit Value at Start of Year  18.276161  15.995076  14.752561  12.396295
                                    Unit Value at End of Year  20.742457  18.276161  15.995076  14.752561
                               Number of Units at End of Year  1,300,435  1,321,777  1,346,688  1,070,866
Global Allocation Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
High Yield Trust - Series I
                                  Unit Value at Start of Year  13.890491  12.500000
                                    Unit Value at End of Year  14.078376  13.890491
                               Number of Units at End of Year    531,010    281,593
Strategic Bond Trust - Series I
                                  Unit Value at Start of Year  14.500997  13.250563  11.716972   9.965972
                                    Unit Value at End of Year  14.486687  14.500997  13.250563  11.716972
                               Number of Units at End of Year  2,481,444  2,261,586  1,663,287    878,456
Global Bond Trust - Series I
                                  Unit Value at Start of Year  20.104158  19.803954  17.772344  14.630721
                                    Unit Value at End of Year  21.333144  20.104158  19.803954  17.772344
                               Number of Units at End of Year    411,434    430,961    462,254    417,838
Investment Quality Bond Trust - Series I
                                  Unit Value at Start of Year  18.336912  16.943257  16.751499  14.216516
                                    Unit Value at End of Year  19.660365  18.336912  16.943257  16.751499
                               Number of Units at End of Year    564,212    440,005    386,466    305,029

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Total Return Trust - Series I
                                  Unit Value at Start of Year  16.004802  15.455104  14.311130  13.404017  12.255674  12.500000
                                    Unit Value at End of Year  16.563922  16.004802  15.455104  14.311130  13.404017  12.255674
                               Number of Units at End of Year    316,806    450,176    579,205    346,488    154,736     96,156
U. S. Government Securities Trust - Series I
                                  Unit Value at Start of Year  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049
                                    Unit Value at End of Year  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918
                               Number of Units at End of Year    561,230    683,123    862,446    702,791    686,671    843,937
Money Market Trust - Series I
                                  Unit Value at Start of Year  17.191998  17.333587  17.373703  17.010114  16.291417  15.794513
                                    Unit Value at End of Year  17.089347  17.191998  17.333587  17.373703  17.010114  16.291417
                               Number of Units at End of Year    755,072    851,188  1,333,295  1,543,723  1,560,602  1,695,532
Lifestyle Aggressive 1000 Trust - Series I
                                  Unit Value at Start of Year  13.235054   9.948297  12.723595  14.948006  15.974195  14.134419
                                    Unit Value at End of Year  15.146219  13.235054   9.948297  12.723595  14.948006  15.974195
                               Number of Units at End of Year    145,634    158,740    167,352    225,744    253,883    302,518
Lifestyle Growth 820 Trust - Series I
                                  Unit Value at Start of Year  15.366925  12.028869  14.495682  16.162371  16.893101  14.696667
                                    Unit Value at End of Year  17.363307  15.366925  12.028869  14.495682  16.162371  16.893101
                               Number of Units at End of Year    762,279    850,660    929,445  1,106,634  1,268,058  1,484,983
Lifestyle Balanced 640 Trust - Series I
                                  Unit Value at Start of Year  16.754333  13.704682  15.433664  16.437657  16.257312  14.664362
                                    Unit Value at End of Year  18.749859  16.754333  13.704682  15.433664  16.437657  16.257312
                               Number of Units at End of Year  1,057,519  1,192,955  1,118,763  1,312,153  1,480,245  1,702,526
Lifestyle Moderate 460 Trust - Series I
                                  Unit Value at Start of Year  17.794866  15.315540  16.185243  16.596254  16.142259  15.171965
                                    Unit Value at End of Year  19.484176  17.794866  15.315540  16.185243  16.596254  16.142259
                               Number of Units at End of Year    437,771    529,356    575,206    699,091    655,340    740,965
Lifestyle Conservative 280 Trust - Series I
                                  Unit Value at Start of Year  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549
                                    Unit Value at End of Year  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823
                               Number of Units at End of Year    226,599    241,888    282,985    271,170    303,451    375,763
Aggressive Growth Trust - Series I
                                  Unit Value at Start of Year  12.039961   9.120311  12.326027  16.889157  16.628126  12.680777
                                    Unit Value at End of Year  12.971720  12.039961   9.120311  12.326027  16.889157  16.628126
                               Number of Units at End of Year    224,663    367,517    352,330    413,862    548,723    302,621
Diversified Bond Trust - Series I
                                  Unit Value at Start of Year  22.635102  21.943927  20.680033  19.585192  18.002047  18.125951
                                    Unit Value at End of Year  23.179420  22.635102  21.943927  20.680033  19.585192  18.002047
                               Number of Units at End of Year    170,366    219,135    262,580    331,627    315,200    398,119
Overseas Trust - Series I
                                  Unit Value at Start of Year  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162
                                    Unit Value at End of Year  12.872573  11.677803   8.233265  10.628366  13.661286  17.044524
                               Number of Units at End of Year    600,238    730,831    931,451  1,172,619  1,468,317  1,468,159
Small Company Blend Trust - Series I
                                  Unit Value at Start of Year  12.276306   8.910911  12.138851  12.601917  15.922213  12.500000
                                    Unit Value at End of Year  12.975896  12.276306   8.910911  12.138851  12.601917  15.922213
                               Number of Units at End of Year     87,479    102,804     98,315    210,001     86,977     59,731

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Total Return Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year
U. S. Government Securities Trust - Series I
                                  Unit Value at Start of Year  17.535478  16.393307  16.083213  14.111357
                                    Unit Value at End of Year  18.587049  17.535478  16.393307  16.083213
                               Number of Units at End of Year    990,184    824,733    807,763    696,869
Money Market Trust - Series I
                                  Unit Value at Start of Year  15.241915  14.699636  14.190910  13.623292
                                    Unit Value at End of Year  15.794513  15.241915  14.699636  14.190910
                               Number of Units at End of Year  1,721,494  1,750,417  1,256,691    639,836
Lifestyle Aggressive 1000 Trust - Series I
                                  Unit Value at Start of Year  13.669625  12.497604
                                    Unit Value at End of Year  14.134419  13.669625
                               Number of Units at End of Year    544,461    358,660
Lifestyle Growth 820 Trust - Series I
                                  Unit Value at Start of Year  14.033299  12.497604
                                    Unit Value at End of Year  14.696667  14.033299
                               Number of Units at End of Year  2,556,433  1,637,679
Lifestyle Balanced 640 Trust - Series I
                                  Unit Value at Start of Year  14.066417  12.497604
                                    Unit Value at End of Year  14.664362  14.066417
                               Number of Units at End of Year  2,366,220  1,463,271
Lifestyle Moderate 460 Trust - Series I
                                  Unit Value at Start of Year  14.016704  12.497604
                                    Unit Value at End of Year  15.171965  14.016704
                               Number of Units at End of Year    863,517    464,646
Lifestyle Conservative 280 Trust - Series I
                                  Unit Value at Start of Year  13.825120  12.497604
                                    Unit Value at End of Year  15.025549  13.825120
                               Number of Units at End of Year    364,591    131,137
Aggressive Growth Trust - Series I
                                  Unit Value at Start of Year  12.327066  12.500000
                                    Unit Value at End of Year  12.680777  12.327066
                               Number of Units at End of Year    319,349    188,114
Diversified Bond Trust - Series I
                                  Unit Value at Start of Year  16.607511  15.113142  14.320582  12.298940
                                    Unit Value at End of Year  18.125951  16.607511  15.113142  14.320582
                               Number of Units at End of Year    439,785    406,841    424,787    306,895
Overseas Trust - Series I
                                  Unit Value at Start of Year  11.545714  11.718276  10.554228  10.000000
                                    Unit Value at End of Year  12.290162  11.545714  11.718276  10.554228
                               Number of Units at End of Year  1,517,774  1,405,067  1,080,586    419,354
Small Company Blend Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year

                                                                 Year       Year       Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 2004       2003       2002       2001       2000       1999
                                                               ----------------------------------------------------------------
Strategic Growth Trust - Series I
                                  Unit Value at Start of Year   9.690358   7.746167  10.916683  12.500000
                                    Unit Value at End of Year  10.182170   9.690358   7.746167  10.916683
                               Number of Units at End of Year      7,919     10,477      9,180     13,707

                                                                 Year       Year       Year       Year
                                                                 Ended      Ended      Ended      Ended
                                                                Dec. 31    Dec. 31    Dec. 31    Dec. 31
                                                                 1998       1997       1996       1995
                                                               ------------------------------------------
Strategic Growth Trust - Series I
                                  Unit Value at Start of Year
                                    Unit Value at End of Year
                               Number of Units at End of Year

Units under this series of contracts were first credited under the subaccounts on March 4, 1992 except in the following instances:

Blue Chip Growth Trust where units were first credited on December 11, 1992.

Strategic Bond and Equity Income Trusts where units were first credited on February 19, 1993.

Strategic Bond and Equity Income Trusts where units were first credited on February 19, 1993.

Overseas Trust, where units were first credited on January 9, 1995.

All Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996.

All Cap Core Trust (formerly Growth Trust) where units were first credited on July 15, 1996.

Pacific Rim Emerging Markets, Science and Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997

Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

Small Company Value Trust where units were first credited on October 1, 1997.

Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

Capital Appreciation Trust where units were first credited on November 1, 2000.

Health Sciences, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on April 30, 2001.

Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

Great Companies-America where units were first credited on December 8, 2003.

Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, Core Equity, and Strategic Income where units were first credited on May 1, 2004.

All Asset Portfolio, a series PIMCO Variable Insurance Trust, where units were first credited on May 1, 2004

International Equity Index Fund, a series of the John Hancock Variable Series Trust, where units were first credited on May 3, 2004. International Index merged into the International Equity Index Fund effective immediately after the close of business on June 18, 2004.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                                       OF

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning (877) 391-3748.

                 John Hancock Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748
                           www.johnhancocknewyork.com


             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005.


NYVenture / NYWealthmark .SAI 5/05

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...........................  3
ACCUMULATION UNIT VALUE TABLES............................  3
SERVICES..................................................  3
    Independent Registered Public Accounting Firm.........  3
    Servicing Agent.......................................  3
    Principal Underwriter.................................  3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS.................  1

GENERAL INFORMATION AND HISTORY

John Hancock Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of John Hancock Life Insurance Company of New York (formerly, Manufacturers Life Insurance Company of New York) at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A (formerly, Manufacturers Life Insurance Company of New York Separate Account A)at December 31, 2004, and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003 and 2002 were $403,619,081, $293,120,491 and $275,138,774, respectively.
JHD LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

February 11, 2005

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                                BALANCE SHEETS

                                                               As at December 31
                                                             ----------------------
                                                                2004        2003
                                                             ----------  ----------
                                                                 ($ thousands)
Assets
Investments:
 Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2004 -- $210,481; 2003 -- $148,170)..... $  211,834  $  153,194
 Investment in unconsolidated affiliate.....................        800         800
 Policy loans...............................................     17,960      11,109
 Short-term investments.....................................    166,497     205,970
                                                             ----------  ----------
 Total Investments..........................................    397,091     371,073
Cash and cash equivalents...................................     35,947      18,994
Accrued investment income...................................      8,895       8,612
Deferred acquisition costs..................................    191,464     132,132
Deferred sales inducements..................................     27,153      23,280
Federal income tax recoverable from affiliates..............        864         418
Other assets................................................      2,373       1,283
Due from reinsurers.........................................     10,122       6,998
Separate account assets.....................................  3,065,926   2,144,890
                                                             ----------  ----------
 Total Assets............................................... $3,739,835  $2,707,680
                                                             ==========  ==========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                                                  As at December 31
                                                ----------------------
                                                   2004        2003
                                                ----------  ----------
                                                    ($ thousands)
Liabilities and Shareholder's Equity
Liabilities:
Policyholder liabilities and accruals........   $  433,518  $  375,934
Payable to affiliates........................        8,418       5,091
Deferred income taxes........................       30,464      15,889
Other liabilities............................       17,048      11,089
Separate account liabilities.................    3,065,926   2,144,890
                                                ----------  ----------
 Total Liabilities...........................    3,555,374   2,552,893
Shareholder's Equity:
Common stock.................................        2,000       2,000
Additional paid-in capital...................      113,306     113,306
Retained earnings............................       68,721      36,931
Accumulated other comprehensive income.......          434       2,550
                                                ----------  ----------
 Total Shareholder's Equity..................      184,461     154,787
                                                ----------  ----------
 Total Liabilities and Shareholder's Equity..   $3,739,835  $2,707,680
                                                ==========  ==========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                             STATEMENTS OF INCOME

                                                                              For the Years Ended December 31
                                                                              -------------------------------
                                                                               2004       2003       2002
                                                                              -------    -------   ----------
                                                                                   ($ thousands)
Revenues:
Fees from separate accounts and policyholder liabilities...................   $46,271    $30,440    $24,773
Premiums...................................................................       348        487        251
Net investment income......................................................    48,965     38,973     21,020
Net realized investment gains (losses).....................................     3,015      3,067     (2,151)
                                                                              -------    -------    -------
 Total revenue.............................................................    98,599     72,967     43,893
Benefits and expenses:
Policyholder benefits and claims...........................................    26,299     20,020     15,226
Amortization of deferred acquisition costs and deferred sales inducements..     1,062      9,081     12,336
Other insurance expenses...................................................    24,313     15,815     13,725
                                                                              -------    -------    -------
 Total benefits and expenses...............................................    51,674     44,916     41,287
                                                                              -------    -------    -------
Operating income before income taxes and change in accounting principle....    46,925     28,051      2,606
                                                                              -------    -------    -------
Income tax expense.........................................................    15,422      9,024        168
                                                                              -------    -------    -------
Income after income taxes and before change in accounting principle........    31,503     19,027      2,438
Change in accounting principle.............................................       287          0          0
                                                                              -------    -------    -------
Net income.................................................................   $31,790    $19,027    $ 2,438
                                                                              =======    =======    =======

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                            Accumulated
                                       Additional              Other         Total
                                Common  Paid-in   Retained Comprehensive Shareholder's
                                Stock   Capital   Earnings Income (Loss)    Equity
                                ------ ---------- -------- ------------- -------------
                                                    ($ thousands)
Balance, January 1, 2002.....   $2,000  $ 72,706  $15,466     $   353      $ 90,525
Capital Contribution.........       --    40,600       --          --        40,600
Comprehensive income.........       --        --    2,438       2,337         4,775
                                ------  --------  -------     -------      --------
Balance, December 31, 2002...   $2,000  $113,306  $17,904     $ 2,690      $135,900
                                ======  ========  =======     =======      ========
Comprehensive income (loss)..       --        --   19,027        (140)       18,887
                                ------  --------  -------     -------      --------
Balance, December 31, 2003...   $2,000  $113,306  $36,931     $ 2,550      $154,787
                                ======  ========  =======     =======      ========
Comprehensive income (loss)..       --        --   31,790      (2,116)       29,674
                                ------  --------  -------     -------      --------
Balance, December 31, 2004...   $2,000  $113,306  $68,721     $   434      $184,461
                                ======  ========  =======     =======      ========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                           STATEMENTS OF CASH FLOWS

                                                                      For the Years Ended December 31
                                                                      -------------------------------
                                                                         2004       2003       2002
                                                                      ---------  ---------  ---------
                                                                               ($ thousands)
Operating activities:
 Operating cash inflows:
 Premiums..........................................................   $     346  $     664  $     103
 Fee income........................................................      46,271     30,440     24,773
 Net investment income.............................................      53,280     39,044     19,763
                                                                      ---------  ---------  ---------
   Total operating cash inflows....................................      99,897     70,148     44,639
Operating cash outflows:
 Benefit payments..................................................      18,798     19,438     14,519
 Insurance expenses and taxes......................................      86,027     63,013     54,151
 Change in other assets and other liabilities......................      (9,358)    (2,342)     3,193
                                                                      ---------  ---------  ---------
   Total operating cash outflows...................................      95,467     80,109     71,863
                                                                      ---------  ---------  ---------
   Net cash provided by (used in) operating activities.............       4,430     (9,961)   (27,224)
Investing activities:
 Fixed-maturity securities sold, matured or repaid.................     111,928     96,962     43,619
 Fixed-maturity securities purchased...............................    (175,841)  (120,016)   (61,288)
 Policy loans advanced, net........................................      (6,851)    (3,783)    (3,106)
 Investment in unconsolidated affiliate............................          --         --       (600)
 Short-term investments............................................      39,437    (26,472)   (45,047)
                                                                      ---------  ---------  ---------
   Net cash used in investing activities...........................     (31,327)   (53,309)   (66,422)
Financing activities:
 Net reinsurance consideration.....................................      (3,124)       570     (3,414)
 Increase (decrease) in account balances subject to reinsurance....       3,124       (570)     3,414
 Deposits and interest credited to policyholder account balances...     112,541    137,285    188,849
 Net transfers to separate accounts from policyholders funds.......     (24,456)   (18,172)  (114,520)
 Return of policyholder funds......................................     (44,235)   (35,173)   (22,287)
 Capital contribution..............................................          --         --     40,600
                                                                      ---------  ---------  ---------
 Net cash provided by financing activities.........................      43,850     83,940     92,642
 Increase (decrease) in cash and cash equivalents during the year..      16,953     20,670     (1,004)
                                                                      ---------  ---------  ---------
Cash and cash equivalents at beginning of year.....................      18,994     (1,676)      (672)
                                                                      ---------  ---------  ---------
Balance, end of year...............................................   $  35,947  $  18,994  $  (1,676)
                                                                      =========  =========  =========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                                                                                      For the Years Ended December 31
                                                                                      -------------------------------
                                                                                        2004        2003      2002
                                                                                      --------    --------  ---------
                                                                                               ($ thousands)
Reconciliation of net income to net cash provided by (used in) operating activities:
 Net income.........................................................................  $ 31,790    $ 19,027  $  2,438
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
   Change in accounting principle...................................................      (287)         --        --
   Realized (gains) losses and provisions...........................................    (3,015)     (3,067)    2,151
   Due from reinsurers..............................................................    (3,124)        570    (3,414)
   Policyholder liabilities.........................................................    12,227        (238)    1,813
   Deferred acquisition costs capitalization........................................   (55,894)    (41,751)  (40,488)
   Deferred acquisition costs amortization..........................................      (962)      7,876    12,336
   Deferred sales inducements capitalization........................................    (5,958)     (4,890)       --
   Deferred sales inducements amortization..........................................     2,024       1,205        --
   Deferred tax provision...........................................................    15,560       8,467       230
   Change in other assets and other liabilities.....................................     9,358       2,342    (3,193)
   Other, net.......................................................................     2,711         498       903
                                                                                      --------    --------  --------
 Net cash provided by (used in) operating activities................................  $  4,430    $ (9,961) $(27,224)
                                                                                      ========    ========  ========

The accompanying notes are an integral part of these financial statements.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 2004

                           (in thousands of dollars)

1. Organization

The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. ManUSA is an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

As a result of the merger between Manulife Financial and John Hancock Financial Services Inc., the Company will change its name to John Hancock Life Insurance Company of New York effective January 1, 2005.

The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT. On October 1, 2002, ManUSA exchanged a 30% ownership interest in MSS for one common share of the Company. The end result is that the Company has a 40% ownership interest in MSS at December 31, 2004 that amounts to $800 and is accounted for using the equity method.

2. Significant Accounting Policies

a) Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with United States generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

2. Significant Accounting Policies -- (continued)

b) Investments

The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at fair value with changes recorded through unrealized gains (losses).

c) Cash Equivalents

The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

d) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products. Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

2. Significant Accounting Policies -- (continued)

e) Policyholder Liabilities and Accruals

For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

f) Separate Accounts

Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at fair value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

g) Revenue Recognition

Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

h) Policyholder Benefits and Claims

Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

i) Income Taxes

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

2. Significant Accounting Policies -- (continued)

j) Cumulative Effect of Accounting Changes

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP03-1). SOP03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP03-1 was effective for the Company's financial statements on January 1, 2004.

These financial statements reflect adoption of SOP03-1 as of January 1, 2004 and resulted in the following adjustments:

Assets
 Increase in deferred acquisition costs............  $1,948
Liabilities
 Increase in policyholder liabilities & accruals...   1,507
 Increase in deferred income taxes.................     154
                                                     ------
Net Income.........................................  $  287
                                                     ======

k) Reclassifications

Certain 2003 balances have been reclassified to conform to the 2004 presentation.

3. Investments and Investment Income

a) Fixed-Maturity Securities

At December 31, 2004 and 2003, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                           Gross         Gross
                                         Amortized      Unrealized    Unrealized         Fair
                                           Cost            Gains        Losses           Value
                                     ----------------- ------------- ------------  -----------------
                                       2004     2003    2004   2003   2004   2003    2004     2003
                                     -------- -------- ------ ------ -----  -----  -------- --------
                                                              ($ thousands)
As at December 31
U.S. government...................   $ 64,069 $ 21,688 $1,201 $  653 $(419) $(202) $ 64,851 $ 22,139
Corporate securities..............    135,024  110,931    923  4,566  (430)  (217)  135,517  115,280
Mortgage-backed securities........         --    1,523     --     46    --     --        --    1,569
Foreign governments...............     11,388   14,028     95    182   (17)    (4)   11,466   14,206
                                     -------- -------- ------ ------ -----  -----  -------- --------
 Total fixed-maturity securities..   $210,481 $148,170 $2,219 $5,447 $(866) $(423) $211,834 $153,194
                                     ======== ======== ====== ====== =====  =====  ======== ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

3. Investments and Investment Income -- (continued)

Proceeds from sales of fixed-maturity securities during 2004 were $58,924 (2003 $67,912; 2002 $20,469). Gross gains of $3,380 and gross losses of $365 were realized on those sales (gross gains and losses were $3,470 and $452 for 2003 and $483 and $202 for 2002, respectively).

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances include
(1) the length of time the fair value has been below cost; (2) the financial position of the issuer; (3) the Company's ability and intent to hold the security to maturity or until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and market value would be charged to operations.

At December 31, 2004, there are 50 fixed maturity securities that have a gross unrealized loss of $866. These securities have a fair value of $138,314 at December 31, 2004. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $85 on six securities with a fair value of $10,004 at December 31, 2004. The Company has the ability and intent to hold these debt securities until they recover or mature. The contractual maturities of fixed-maturity securities at December 31, 2004 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Also, corporate requirements and investment strategies may result in the sale of investments before maturity.

                                    Amortized  Fair
                                      Cost     Value
                                    --------- --------
                                      ($ thousands)
Fixed-maturity securities
One year or less..................  $102,849  $102,671
Greater than 1; up to 5 years.....    72,620    73,245
Greater than 5; up to 10 years....    20,351    20,632
Due after 10 years................    14,661    15,286
                                    --------  --------
 Total fixed-maturity securities..  $210,481  $211,834
                                    ========  ========

Fixed-maturity securities with a fair value of $479 and $462 at December 31, 2004 and 2003, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

b) Investment Income

Income by type of investment was as follows:

                              For the Years Ended December 31
                              ------------------------------
                                2004       2003       2002
                               -------    -------   -------
                                    ($ thousands)
Fixed-maturity securities..   $ 5,594    $ 6,100    $ 5,863
Other invested assets......    40,759     30,124     11,493
Short-term investments.....     2,953      3,046      3,860
                              -------    -------    -------
Gross investment income....    49,306     39,270     21,216
                              -------    -------    -------
Investment expenses........      (341)      (297)      (196)
                              -------    -------    -------
 Net investment income.....   $48,965    $38,973    $21,020
                              =======    =======    =======

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

3. Investments and Investment Income -- (continued)

The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $39,907, $29,471, and $11,102 for the years ended December 31, 2004, 2003, and 2002, respectively.

4. Comprehensive Income

Total comprehensive income was as follows:

                                                                                    For the Years Ended December 31
                                                                                    -------------------------------
                                                                                      2004       2003        2002
                                                                                    -------    -------    ---------
                                                                                            ($ thousands)
Net income........................................................................  $31,790    $19,027    $ 2,438
Other comprehensive income, net of tax:
 Unrealized holding gains (losses) arising during the year........................   (1,240)     1,854        939
 Less:
 Reclassification adjustment for realized (losses) gains included in net income...      876      1,994     (1,398)
                                                                                    -------    -------    -------
Other comprehensive income (loss).................................................   (2,116)      (140)     2,337
                                                                                    -------    -------    -------
Comprehensive income..............................................................  $29,674    $18,887    $ 4,775
                                                                                    =======    =======    =======

Other comprehensive income is reported net of income tax (benefit) expense of $(1,139), $(75) and $1,259 for 2004, 2003 and 2002, respectively.

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

The components of the change in DAC were as follows:

                                                                    For the Years Ended
                                                                       December 31
                                                                    -----------------
                                                                      2004      2003
                                                                    --------  --------
                                                                      ($ thousands)
Balance at January 1.............................................   $132,132  $ 96,042
Change in accounting principle...................................      1,948        --
Capitalization...................................................     55,894    41,751
Amortization.....................................................        962    (7,876)
Effect of net unrealized gains on securities available-for-sale..        528     2,215
                                                                    --------  --------
Balance at December 31...........................................   $191,464  $132,132
                                                                    ========  ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

5. Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI") -- (continued)

The components of the change in DSI were as follows:

                                                                    For the Years Ended
                                                                        December 31
                                                                    -------------------
                                                                      2004      2003
                                                                    -------   ---------
                                                                      ($ thousands)
Balance at January 1.............................................   $23,280   $19,121
Capitalization...................................................     5,958     4,890
Amortization.....................................................    (2,024)   (1,205)
Effect of net unrealized gains on securities available-for-sale..       (61)      474
                                                                    -------   -------
Balance at December 31...........................................   $27,153   $23,280
                                                                    =======   =======

6. Income Taxes

The components of income tax expense (benefit) were as follows:

                               For the Years Ended December 31
                               -------------------------------
                                 2004       2003        2002
                               -------     ------      ------
                                   ($ thousands)
Current expense (benefit)...   $  (138)    $  220      $ (62)
Deferred expense............    15,560      8,804        230
                               -------     ------      -----
Total Expense...............   $15,422     $9,024      $ 168
                               =======     ======      =====

Total expenses differ from the statutory rate due principally to the dividends received deduction. The tax benefit resulting from the dividends received deduction was $1,019, $800, and $759 for the years ended December 31, 2004, 2003 and 2002, respectively.

Components of the Company's net deferred tax liability were as follows:

                                                       As at December 31
                                                      ------------------
                                                        2004      2003
                                                      --------  --------
                                                         ($ thousands)
Deferred tax assets:
Reserves...........................................   $ 13,920  $  7,236
Net operating loss carryforwards...................      5,172    13,741
Investments........................................         --       881
                                                      --------  --------
 Deferred tax assets...............................     19,092    21,858
                                                      --------  --------
Deferred tax liabilities:
Deferred acquisition costs.........................    (46,134)  (32,514)
Unrealized gains on securities available-for-sale..       (364)   (1,373)
Other..............................................     (3,058)   (3,860)
                                                      --------  --------
 Deferred tax liabilities..........................    (49,556)  (37,747)
                                                      --------  --------
 Net deferred tax liability........................   $(30,464) $(15,889)
                                                      ========  ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

6. Income Taxes -- (continued)

The Company will file a separate federal and State of New York income tax return. Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

The Company paid an installment of $308 for 2004 and $153 for 2003. For 2002, the Company received a refund of $1,009.

At December 31, 2004, the Company has operating loss carryforwards of $14,778 that begin to expire in 2017. The Company believes that it will realize the full benefit of its deferred tax assets.

7. Shareholder's Equity

The Company has one class of common stock:

                                           As at December 31
                                           -----------------
                                            2004     2003
                                            ------   ------
                                           ($ thousands)
Authorized:
 3,000,000 Common shares, par value $1..       --       --
Issued and outstanding:
 2,000,001 Common shares................   $2,000   $2,000

By a certificate of amendment dated September 19, 2002 and approved by the New York Superintendent of Insurance on September 23, 2002, the Company amended its charter to increase the number of authorized shares of capital stock from 2 million at one dollar par value to 3 million at one dollar par value.

On July 31, 2002 and by resolution of the Executive Committee of ManUSA's Board of Directors dated July 25, 2002, ManUSA contributed $40,000 in capital to the Company

The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2004 was $50,980 (2003, $52,155). The aggregate statutory net income of the Company for the year ended 2004 was $20,629 (2003, $2,401; net loss for 2002, $25,919, respectively). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8. Reinsurance

At December 31, 2004, the Company had treaties with nineteen reinsurers, seventeen unaffiliated and two affiliated. The per policy life risk retained by the Company is 10% of a policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. In 2004, there were three recoveries under these agreements totaling a recovery of $4,768 on $4,850 of death claims; of which a recovery of $200 on a $3,000 death claim related to an affiliated reinsurer.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

8. Reinsurance -- (continued)

At December 31, 2004, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $3,492 and $1,541 in reinsurance premiums for the years ended December 31, 2004 and 2003, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

9. Related Party Transactions

The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all intercompany services, except for investment services, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2004, 2003, and 2002, the Company was billed administrative and investment service expenses of $23,450, $21,860 and $18,380, respectively, from the MLI group of affiliated companies. At December 31, 2004 and 2003, the Company had a net liability to the MLI group of affiliated companies of $7,301 and $4,246 respectively, for services provided.

Effective January 1, 2002, Manulife Financial Services, LLC, a wholly owned subsidiary of ManUSA, became the exclusive distributor of all contracts issued by the Company. Prior to 2002, MSS was the exclusive distributor. For the years ended December 31, 2004, 2003, and 2002, the Company was billed underwriting commissions of $53,748, $38,351 and $27,615 respectively. The Company had a net liability for services provided of $1,117 and $845 at December 31, 2004 and 2003, respectively. In addition, the Company had a receivable from MSS relating to distributions of $3,677 and $2,940, which was included in accrued investment income at December 31, 2004 and 2003, respectively.

10. Employee Benefits

a) Retirement Plan

The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's parent ManUSA. Effective January 1, 2002, Manulife Wood Logan employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

10. Employee Benefits -- (continued)

Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity yields plus 0.25%, but no less than 5.25% per year.

Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

At December 31, 2004, the projected and accumulated benefit obligation to the participants of the Plan was $78,272 (2003, $76,403), and $69,166 (2003,
$67,247), respectively, which was based on an assumed interest rate of 5.75% (2003, 6.00%). The fair value of the Plan assets totaled $73,990 (2003, $70,643).

b) 401(k) Plan

The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

c) Postretirement Benefit Plan

In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor ManUSA. This plan is unfunded.

Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

11. Fair Value of Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                  2004                  2003
                                          --------------------- ---------------------
                                           Carrying    Fair      Carrying    Fair
                                            Value      Value      Value      Value
                                          ---------- ---------- ---------- ----------
Assets:
Fixed-maturity securities..............   $  211,834 $  211,834 $  153,194 $  153,194
Policy loans...........................       17,960     17,960     11,109     11,109
Short-term investments.................      166,497    166,497    205,970    205,970
Cash...................................       35,947     35,947     18,994     18,994
Separate account assets................    3,065,926  3,065,926  2,144,890  2,144,890
Liabilities:
Policyholder liabilities and accruals..   $  433,518    409,386 $  375,934 $  357,787
Separate account liabilities...........    3,065,926  3,065,926  2,144,890  2,144,890

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Fixed-Maturity Securities: Fair values for fixed-maturity securities were obtained from an independent pricing service.

Policy Loans: Carrying values approximate fair values.

Short-Term Investments and Cash: Carrying values approximate fair values.

Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the net cash surrender value or the cost the Company would incur to extinguish the liability.

12. Leases

The Company leases office space under various operating lease agreements, which will expire in August of 2005. For the years ended December 31, 2004, 2003 and 2002, the Company incurred rent expense of $160, $244 and $282, respectively.

The minimum lease payments associated with the office space under the operating lease agreements are as follows:

           Minimum Lease
Year ended   Payments
---------- -------------
  2005....      $95
                ---
  Total...      $95
                ===

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

13. Capital Maintenance Agreement

Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14. Contingencies

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

15. Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees (variable contracts with guarantees) which are discussed more fully below.

During 2004 and 2003, there were losses on transfers of assets from the general account to the separate accounts of $0.2 million. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's Statements of Income.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals, or
(b) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Business issued after December 31, 2002 has a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship.

Variable annuity policyholders can also elect guarantees that provide either a minimum benefit payable in the event of death or annuitization or a minimum partial withdrawal amount during the accumulation period.

Reinsurance has been utilized to mitigate risk related to guaranteed minimum death benefits and guaranteed minimum income benefits.

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. The tables below show the net amount at risk both gross and net of reinsurance for the following variable contracts with guarantees at December 31, 2004 and 2003 (all dollar amounts are in units of $1 million).

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

15. Certain Separate Accounts -- (continued)

                                                                     December 31, December 31,
                                                                         2004         2003
                                                                     ------------ ------------
Return of net deposits
 Account value......................................................   $  232.7     $  124.5
 Net amount at risk -- gross........................................        2.0          1.5
 Net amount at risk -- net..........................................        0.6          0.5
Highest anniversary account value minus withdrawals post-anniversary
 Account value......................................................   $2,196.7     $1,698.1
 Net amount at risk -- gross........................................      164.4        219.2
 Net amount at risk -- net..........................................       49.2         65.7
Guaranteed Minimum Income Benefit
 Account value......................................................   $  696.7     $  408.9
 Net amount at risk -- gross........................................        1.0          0.3
 Net amount at risk -- net..........................................        0.0          0.0
Guaranteed Minimum Withdrawal Benefit
 Account value......................................................   $  224.1     $    0.0
 Net amount at risk -- gross........................................        0.0          0.0
 Net amount at risk -- net..........................................        0.0          0.0

For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (in units of $1 million), as of December 31, 2004 and December 31, 2003, respectively:

                                                                 December 31, December 31,
Asset Class          Index                                           2004         2003
-----------          -----                                       ------------ ------------
Large Cap Equity     S&P 500                                       $  750.8     $  550.0
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond        271.8        263.2
High Yield Bond      Ibbottson Domestic High Yield Bond                62.0         62.9
Balanced             60% Large Cap Equity, 40% High Quality Bond      663.3        351.9
Small Cap Equity     Ibbottson US Small Cap Stock                     244.7        191.4
International Equity MSCI EAFE                                         71.0         50.6
Global Equity        MSCI World                                        35.0         29.1
Real Estate          NAREIT                                            23.7         15.0
                                                                   --------     --------
                     Total                                         $2,122.3     $1,514.1
                                                                   ========     ========

             THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                               December 31, 2004

                           (In thousands of dollars)

15. Certain Separate Accounts -- (continued)

The following table summarizes the gross reserves and ceded assets for guarantees on variable contracts reflected in the general account (in units of $1 million), as of December 31, 2004:

                                                   Guaranteed Guaranteed
                                      Guaranteed    Minimum    Minimum
                                        Minimum      Income   Withdrawal
                                     Death Benefit  Benefit    Benefit
                                        (GMDB)       (GMIB)     (GMWB)   Totals
                                     ------------- ---------- ---------- ------
Balance at January 1, 2004........       $ 2.6        $0.2       N/A     $ 2.8
Incurred guarantee benefits.......         2.0         0.0       N/A       2.0
Other reserve changes.............         5.6         1.3       N/A       6.9
                                         -----        ----               -----
Balance at December 31, 2004......         6.2         1.5       N/A       7.7
Reinsurance recoverable...........        (3.8)        0.0       N/A      (3.8)
                                         -----        ----               -----
Net balance at December 31, 2004..       $ 2.4        $1.5       N/A     $ 3.9
                                         =====        ====               =====

The gross reserve and ceded asset for GMDB and the gross reserve for GMIB are determined using SOP 03-1. The gross reserve for GMWB and the ceded asset for GMIB are determined according to FAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

  - Data used included 1,000 stochastically generated investment performance scenarios. For FAS 133 purposes, risk neutral scenarios have been used

  - Mean return and volatility assumptions have been determined for each of the asset classes noted above.

  -   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

  - Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

  -   Partial withdrawal rates are approximately 4% per year.

  - The discount rate is 7.0% in the SOP 03-1 calculations and 4.8% for FAS 133 calculations.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York Separate Account A

Years ended December 31, 2004 and 2003

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Auditors.............................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity............................................   4
Statements of Operations and Changes in Contract Owners' Equity............................   9
Notes to Financial Statements..............................................................  82

                r ERNST & YOUNG LLP                  r Phone:  (860) 247-3100
                  Goodwin Square                         www.ey.com
                  225 Asylum Street
                  Hartford, Connecticut 06103

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, US Large Cap Value -- Class A, US Large Cap Value -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Income & Value -- Class A, Income & Value -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, SSGA International Equity Index -- Class A, SSGA International Equity Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

                    A Member Practice of Ernst & Young Global
                                 r ERNST & YOUNG LLP

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B sub-accounts, American Century -- Small Company, PIMCO VIT All Asset Portfolio, Core Equity, Classic Value, Quantitative Value, US Global Leaders Growth, Strategic Income, John Hancock VST Int'l Eq Index A Share, John Hancock VST Int'l Eq Index B Share, Scudder Conservative Income Strategy, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, Scudder Growth Strategy, Scudder Templeton Foreign Value, Scudder Mercury Large Cap Core), as of December 31, 2004, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                                  r ERNST & YOUNG LLP

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2004, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                    [ERNST & YOUNG LLP]

March 25, 2004

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2004

ASSETS
  Investments at market value:
    Sub-accounts held by Manufacturers Investment Trust:
      Strategic Opportunities Portfolio -- Class A-- 3,031,173 shares (cost $47,913,207)                  $ 33,130,721
      Strategic Opportunities Portfolio -- Class B--146,242 shares (cost $1,341,307)                         1,595,505
      Investment Quality Bond Portfolio -- Class A-- 1,372,093 shares (cost $16,462,458)                    17,027,672
      Investment Quality Bond Portfolio -- Class B-- 584,646 shares (cost $7,204,505)                        7,232,071
      Growth & Income Portfolio -- Class A-- 4,123,977 shares (cost $109,365,009)                           95,140,153
      Growth & Income Portfolio -- Class B-- 712,680 shares (cost $14,044,532)                              16,363,138
      Blue Chip Growth Portfolio -- Class A-- 3,555,673 shares (cost $63,285,799)                           59,948,648
      Blue Chip Growth Portfolio -- Class B-- 935,763 shares (cost $13,446,127)                             15,702,111
      Money Market Portfolio -- Class A-- 2,983,715 shares (cost $29,837,155)                               29,837,155
      Money Market Portfolio -- Class B-- 1,953,635 shares (cost $19,536,353)                               19,536,353
      Global Equity Portfolio -- Class A-- 1,766,988 shares (cost $27,685,403)                              26,133,749
      Global Equity Portfolio -- Class B-- 154,166 shares (cost $1,908,260)                                  2,270,871
      Global Bond Portfolio -- Class A-- 446,450 shares (cost $6,347,196)                                    7,259,280
      Global Bond Portfolio -- Class B-- 500,795 shares (cost $7,401,520)                                    8,102,863
      U.S. Government Securities Portfolio -- Class A-- 2,030,110 shares (cost $28,103,780)                 28,279,437
      U.S. Government Securities Portfolio -- Class B-- 1,063,149 shares (cost $14,616,559)                 14,756,508
      Diversified Bond Portfolio -- Class A-- 1,091,462 shares (cost $11,437,940)                           11,787,786
      Diversified Bond Portfolio -- Class B-- 2,333,803 shares (cost $24,853,229)                           25,111,725
      Income & Value Portfolio -- Class A-- 2,302,852 shares (cost $23,779,637)                             25,308,338
      Income & Value Portfolio -- Class B-- 913,676 shares (cost $8,815,683)                                 9,986,479
      Large Cap Growth Portfolio -- Class A-- 1,888,704 shares (cost $19,480,974)                           19,019,244
      Large Cap Growth Portfolio -- Class B-- 1,343,654 shares (cost $11,511,471)                           13,476,854
      Equity-Income Portfolio -- Class A-- 4,355,157 shares (cost $65,294,565)                              74,211,877
      Equity-Income Portfolio -- Class B-- 1,604,187 shares (cost $22,718,449)                              27,207,018
      Strategic Bond Portfolio -- Class A-- 1,724,247 shares (cost $18,664,652)                             20,777,180
      Strategic Bond Portfolio -- Class B-- 754,090 shares (cost $8,642,231)                                 9,034,003
      Overseas Portfolio -- Class A-- 1,111,922 shares (cost $9,843,802)                                    11,853,086
      Overseas Portfolio -- Class B-- 306,954 shares (cost $2,820,637)                                       3,259,848
      All Cap Core Portfolio -- Class A-- 776,877 shares (cost $14,351,623)                                 12,344,576
      All Cap Core Portfolio -- Class B-- 49,916 shares (cost $638,628)                                        790,164
      All Cap Growth Portfolio -- Class A-- 1,447,558 shares (cost $25,048,879)                             22,220,009
      All Cap Growth Portfolio -- Class B-- 340,697 shares (cost $4,468,725)                                 5,205,845
      International Small Cap Portfolio -- Class A-- 447,353 shares (cost $5,962,860)                        7,886,837
      International Small Cap Portfolio -- Class B-- 250,276 shares (cost $3,692,493)                        4,399,856
      Pacific Rim Emerging Markets Portfolio -- Class A-- 295,292 shares (cost $2,303,658)                   2,805,270
      Pacific Rim Emerging Markets Portfolio -- Class B-- 218,521 shares (cost $1,828,172)                   2,069,395
      Science & Technology Portfolio -- Class A-- 1,727,583 shares (cost $27,751,563)                       19,919,028
      Science & Technology Portfolio -- Class B-- 660,748 shares (cost $7,132,929)                           7,605,208
      Emerging Small Company Portfolio -- Class A-- 279,340 shares (cost $7,653,846)                         8,031,033
      Emerging Small Company Portfolio -- Class B-- 181,047 shares (cost $4,385,407)                         5,183,383
      Aggressive Growth Portfolio -- Class A-- 775,171 shares (cost $9,457,619)                             11,247,731
      Aggressive Growth Portfolio -- Class B-- 370,141 shares (cost $4,760,977)                              5,355,944
      International Stock Portfolio -- Class A-- 375,273 shares (cost $3,653,894)                            4,169,287
      International Stock Portfolio -- Class B-- 112,599 shares (cost $954,879)                              1,247,601

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Value Portfolio -- Class A-- 629,504 shares (cost $10,055,955)                                        $ 12,319,402
      Value Portfolio -- Class B-- 162,628 shares (cost $2,602,168)                                            3,171,245
      Real Estate Securities Portfolio -- Class A-- 355,304 shares (cost $6,521,524)                           9,525,697
      Real Estate Securities Portfolio -- Class B-- 374,480 shares (cost $7,647,712)                           9,994,862
      High Yield Portfolio -- Class A--  1,224,991 shares (cost $11,687,519)                                  12,874,655
      High Yield Portfolio -- Class B--  1,443,376 shares (cost $14,168,849)                                  15,083,279
      Lifestyle Aggressive 1000 Portfolio -- Class A-- 479,877 shares (cost $5,125,410)                        6,041,648
      Lifestyle Aggressive 1000 Portfolio -- Class B-- 3,688,057 shares (cost $38,655,667)                    46,432,639
      Lifestyle Growth 820 Portfolio -- Class A-- 2,499,230 shares (cost $29,507,293)                         33,489,683
      Lifestyle Growth 820 Portfolio -- Class B-- 12,188,070 shares (cost $143,084,652)                      163,198,256
      Lifestyle Balanced 640 Portfolio -- Class A-- 4,115,464 shares (cost $49,214,394)                       56,752,243
      Lifestyle Balanced 640 Portfolio -- Class B-- 12,417,287 shares (cost $150,382,821)                    171,110,219
      Lifestyle Moderate 460 Portfolio -- Class A-- 2,040,288 shares (cost $24,695,240)                       28,155,971
      Lifestyle Moderate 460 Portfolio -- Class B-- 4,655,430 shares (cost $58,935,428)                       64,244,940
      Lifestyle Conservative 280 Portfolio -- Class A-- 1,134,420 shares (cost $14,657,598)                   16,108,768
      Lifestyle Conservative 280 Portfolio -- Class B-- 2,288,473 shares (cost $30,606,027)                   32,473,433
      Small Company Value Portfolio -- Class A-- 700,500 shares (cost $10,469,950)                            14,822,584
      Small Company Value Portfolio -- Class B-- 903,790 shares (cost $14,746,699)                            19,051,889
      International Value Portfolio -- Class A-- 456,837 shares (cost $5,072,029)                              6,761,184
      International Value Portfolio -- Class B-- 895,083 shares (cost $9,836,483)                             13,193,524
      Small Company Blend Portfolio -- Class A-- 380,189 shares (cost $3,916,249)                              4,645,912
      Small Company Blend Portfolio -- Class B-- 531,967 shares (cost $5,553,607)                              6,479,353
      Total Return Portfolio -- Class A-- 2,795,108 shares (cost $39,096,455)                                 39,606,678
      Total Return Portfolio -- Class B-- 2,587,534 shares (cost $36,304,111)                                 36,510,111
      U.S. Large Cap Portfolio -- Class A-- 1,317,476 shares (cost $15,923,750)                               18,444,664
      U.S. Large Cap Portfolio -- Class B-- 1,099,613 shares (cost $12,349,425)                               15,306,610
      Mid Cap Stock Portfolio -- Class A-- 613,273 shares (cost $6,431,034)                                    8,665,541
      Mid Cap Stock Portfolio -- Class B-- 899,412 shares (cost $10,267,745)                                  12,645,731
      Global Allocation Portfolio -- Class A-- 263,649 shares (cost $2,598,625)                                2,852,686
      Global Allocation Portfolio -- Class B-- 358,413 shares (cost $3,379,747)                                3,863,687
      Dynamic Growth Portfolio -- Class A-- 1,083,176 shares (cost $4,151,747)                                 5,242,572
      Dynamic Growth Portfolio -- Class B-- 630,749 shares (cost $2,439,447)                                   3,046,515
      Total Stock Market Index Portfolio -- Class A-- 171,636 shares (cost $1,524,224)                         1,898,297
      Total Stock Market Index Portfolio -- Class B-- 593,451 shares (cost $5,706,594)                         6,539,825
      500 Index Portfolio -- Class A-- 1,221,863 shares (cost $10,841,311)                                    12,853,998
      500 Index Portfolio -- Class B-- 1,793,058 shares (cost $16,333,652)                                    18,755,386
      Mid Cap Index Portfolio -- Class A-- 131,140 shares (cost $1,693,140)                                    2,200,532
      Mid Cap Index Portfolio -- Class B-- 377,280 shares (cost $5,250,269)                                    6,308,116
      Small Cap Index Portfolio -- Class A-- 130,909 shares (cost $1,691,518)                                  1,959,714
      Small Cap Index Portfolio -- Class B-- 424,058 shares (cost $5,446,300)                                  6,322,703
      Capital Appreciation Portfolio -- Class A-- 157,769 shares (cost $1,194,205)                             1,386,792
      Capital Appreciation Portfolio -- Class B-- 317,156 shares (cost $2,344,175)                             2,778,291
      Health Sciences Portfolio -- Class A-- 281,394 shares (cost $3,581,156)                                  4,344,726
      Health Sciences Portfolio -- Class B-- 450,672 shares (cost $5,987,178)                                  6,926,834

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Financial Services Portfolio -- Class A-- 186,045 shares (cost $2,079,514)                             $ 2,604,626
      Financial Services Portfolio -- Class B-- 300,689 shares (cost $3,610,851)                               4,188,601
      Quantitative Mid Cap Portfolio -- Class A-- 130,504 shares (cost $1,431,173)                             1,686,113
      Quantitative Mid Cap Portfolio -- Class B-- 100,071 shares (cost $1,067,299)                             1,285,908
      Strategic Growth Portfolio -- Class A-- 176,698 shares (cost $1,622,917)                                 1,894,200
      Strategic Growth Portfolio -- Class B-- 376,395 shares (cost $3,416,172)                                 4,016,129
      All Cap Value Portfolio -- Class A-- 231,810 shares (cost $2,625,422)                                    3,370,519
      All Cap Value Portfolio -- Class B-- 557,917 shares (cost $6,636,585)                                    8,078,643
      Strategic Value Portfolio -- Class A-- 145,708 shares (cost $1,375,451)                                  1,717,902
      Strategic Value Portfolio -- Class B-- 339,068 shares (cost $3,302,486)                                  3,980,664
      Utilities Portfolio -- Class A-- 287,108 shares (cost $2,720,245)                                        3,468,267
      Utilities Portfolio -- Class B-- 257,919 shares (cost $2,522,499)                                        3,100,182
      Mid Cap Value Portfolio -- Class A-- 646,195 shares (cost $8,747,860)                                   11,721,975
      Mid Cap Value Portfolio -- Class B-- 1,206,219 shares (cost $16,511,972)                                21,808,440
      Fundamental Value Portfolio -- Class A-- 688,795 shares (cost $7,726,530)                                9,739,559
      Fundamental Value Portfolio -- Class B-- 1,227,679 shares (cost $14,409,849)                            17,273,442
      Emerging Growth Portfolio -- Class B-- 40,878 shares (cost $633,223)                                       670,398
      Natural Resources Portfolio -- Class B-- 237,620 shares (cost $4,544,480)                                5,201,493
      Mid Cap Core Portfolio -- Class B-- 265,398 shares (cost $4,132,483)                                     4,594,041
      Quantitative All Cap Portfolio -- Class B-- 21,185 shares (cost $313,522)                                  352,307
      Large Cap Value Portfolio -- Class B-- 136,437 shares (cost $2,264,955)                                  2,556,836
      Small Cap Opportunities Portfolio -- Class B-- 114,182 shares (cost $2,158,841)                          2,460,629
      Special Value Portfolio -- Class B-- 46,032 shares (cost $757,239)                                         857,119
      Real Return Bond Portfolio -- Class B-- 889,391 shares (cost $11,731,802)                               12,407,009
      American International Portfolio -- Class B-- 1,120,874 shares (cost $19,380,107)                       21,677,699
      American Growth Portfolio -- Class B-- 2,898,754 shares (cost $45,251,175)                              49,974,517
      American Blue-Chip Income & Growth Portfolio -- Class B-- 1,024,871 shares (cost $15,400,267)           17,269,068
      American Growth-Income Portfolio -- Class B-- 2,323,646 shares (cost $36,411,787)                       39,432,273
      American Century-Small Company-- 4,383 shares (cost $59,180)                                                66,667
      PIMCO VIT All Asset Portfolio-- 190,986 shares (cost $2,165,836)                                         2,215,436
      LMFC Core Equity--126,338 shares (cost $1,600,036)                                                       1,795,258
      PIM Classic Value-- 54,822 shares (cost $696,896)                                                          758,191
      Quantitative Value-- 7,348 shares (cost $102,298)                                                          107,718
      US Global Leaders Growth-- 44,761 shares (cost $557,856)                                                   589,049
      Strategic Income-- 55,596 shares (cost $719,640)                                                           745,540
      John Hancock VST Int'l Eq -- Class A-- 61,582 shares (cost $876,296))                                    1,005,640
      John Hancock VST Int'l Eq -- Class B-- 149,342 shares (cost $2,114,315)                                  2,435,767
      Great Companies of America -- Class B-- 996 shares (cost $14,240)                                           14,186
    Sub-accounts held by Scudder Variable Series Trust:
      Scudder 21st Century Growth Portfolio -- Class B-- 148,265 shares (cost $687,920)                          773,942
      Scudder Capital Growth Portfolio -- Class B-- 95,608 shares (cost $1,369,792)                            1,490,532
      Scudder Global Discovery Portfolio -- Class B-- 102,562 shares (cost $1,045,799)                         1,294,337
      Scudder Growth & Income Portfolio -- Class B-- 330,940 shares (cost $2,819,904)                          3,061,192
      Scudder Health Sciences Portfolio -- Class B-- 205,840 shares (cost $2,230,077)                          2,451,554
      Scudder International Portfolio -- Class B-- 383,282 shares (cost $3,127,856)                            3,633,511
      Scudder Aggressive Growth Portfolio -- Class B-- 134,319 shares (cost $1,243,065)                        1,310,950
      Scudder Blue Chip Portfolio -- Class B-- 303,091 shares (cost $3,571,720)                                4,122,031

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Scudder Contrarian Value Portfolio -- Class B-- 319,480 shares (cost $4,618,061)                        $5,038,196
       Scudder Global Blue Chip Portfolio -- Class B-- 119,940 shares (cost $1,198,326)                         1,412,893
       Scudder Government Securities Portfolio -- Class B-- 289,390 shares (cost $3,592,900)                    3,620,271
       Scudder Growth Portfolio -- Class B-- 71,713 shares (cost $1,311,461)                                    1,384,772
       Scudder High Income Portfolio -- Class B-- 483,423 shares (cost $3,907,276)                              4,239,624
       Scudder International Select Equity Portfolio -- Class B-- 207,412 shares (cost $2,089,731)              2,464,053
       Scudder Fixed Income Portfolio -- Class B-- 636,552 shares (cost $7,565,768)                             7,664,090
       Scudder Money Market Portfolio -- Class B-- 2,350,540 shares (cost $2,350,540)                           2,350,540
       Scudder Small Cap Growth Portfolio -- Class B-- 232,595 shares (cost $2,614,278)                         2,902,789
       Scudder Technology Growth Portfolio -- Class B-- 172,720 shares (cost $1,442,684)                        1,542,392
       Scudder Total Return Portfolio -- Class B-- 147,644 shares (cost $3,107,867)                             3,298,369
       Scudder Davis Venture Value Portfolio -- Class B-- 571,454 shares (cost $5,883,274)                      6,548,863
       Scudder Dreman Financial Services Portfolio -- Class B-- 124,132 shares (cost $1,509,320)                1,684,468
       Scudder Dreman High Return Equity Portfolio -- Class B-- 540,044 shares (cost $5,946,690)                6,820,754
       Scudder Dreman Small Cap Value Portfolio -- Class B-- 253,293 shares (cost $4,103,406)                   5,070,920
       Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 341,272 shares (cost $2,817,772)           2,975,891
       Scudder Focus Value & Growth Portfolio -- Class B-- 61,570 shares (cost $760,058)                          860,132
       Scudder Index 500 Portfolio -- Class B-- 1,053,612 shares (cost $8,687,869)                              9,577,330
       Scudder Invesco Dynamic Growth Portfolio -- Class B-- 108,781 shares (cost $918,406)                       995,343
       Scudder Janus Growth & Income Portfolio -- Class B-- 209,801 shares (cost $1,798,837)                    2,060,243
       Scudder Janus Growth Opportunities Portfolio -- Class B-- 57,805 shares (cost $382,211)                    446,253
       Scudder MFS Strategic Value Portfolio -- Class B-- 341,218 shares (cost $3,517,424)                      4,087,789
       Scudder Oak Strategic Equity Portfolio -- Class B-- 267,272 shares (cost $1,755,949)                     1,841,505
       Scudder Turner Mid Cap Growth Portfolio -- Class B-- 193,424 shares (cost $1,670,552)                    1,891,689
       Scudder Real Estate Portfolio -- Class B-- 255,947 shares (cost $3,245,468)                              4,174,495
       Scudder Strategic Income Portfolio -- Class B-- 173,566 shares (cost $1,982,127)                         2,114,027
       Scudder Conservative Income Strategy-- 15,234 shares (cost $158,293)                                       159,805
       Scudder Growth & Income Strategy-- 810,663 shares (cost $8,412,616)                                      8,787,589
       Scudder Income & Growth Strategy-- 184,355 shares (cost $1,882,610)                                      1,965,221
       Scudder Growth Strategy-- 623,596 shares (cost $6,540,720)                                               6,878,261
       Scudder Templeton Foreign Value-- 5,110 shares (cost $51,107)                                               53,965
       Scudder Mercury Large Cap Core-- 297 shares (cost $2,986)                                                    3,087

     Sub-accounts held by Alger American Fund:
       Alger American Balanced Portfolio -- Class B-- 326,489 shares (cost $4,289,953)                          4,476,163
       Alger American Leveraged All Cap Portfolio -- Class B-- 36,893 shares (cost $1,013,202)                  1,113,064

     Sub-accounts held by Credit Suisse Trust:
       Credit Suisse Emerging Markets Portfolio -- Class B-- 101,499 shares (cost $1,079,667)                   1,343,843
       Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 32,082 shares (cost $300,789)             357,720

     Sub-accounts held by Dreyfus Service Corporation:
       Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 19,299 shares (cost $451,503)
                                                                                                                  483,627
       Dreyfus IP Midcap Stock Portfolio -- Class B-- 288,628 shares (cost $4,474,384)                          5,071,187

     Sub-accounts held by Invesco VIF Funds:
       Invesco Utilities Portfolio -- Class B-- 65,541 shares (cost $827,733)                                   1,023,096
                                                                                                               ----------

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)

Total Assets                                                   $2,122,266,614
                                                               --------------

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                     $2,121,744,914
Annuity reserves                                                      521,700
                                                               --------------

Total contract owners' equity                                  $2,122,266,614
                                                               ==============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                                 SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                    STRATEGIC OPPORTUNITIES -- A            STRATEGIC OPPORTUNITIES -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $     30,773        $          0        $        367        $          0

Expenses:
    Mortality and expense risk
       and administrative charges                      476,767             469,074              22,790              10,346
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                          (445,994)           (469,074)            (22,423)            (10,346)

Net realized gain (loss)                            (4,415,777)         (6,528,403)             56,716              (1,455)
Unrealized appreciation (depreciation)
    during the period                                8,140,882          13,985,481             109,858             176,584
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          3,279,111           6,988,004             144,151             164,783

Changes from principal transactions:
       Purchase payments                               244,459             179,213             306,147             806,177
       Transfers between sub-accounts
           and the Company                          (2,075,150)         (1,681,278)             45,917             208,136
       Withdrawals                                  (3,408,400)         (2,754,768)           (189,123)            (39,893)
       Annual contract fee                             (23,845)            (25,929)             (3,952)               (423)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (5,262,936)         (4,282,762)            158,989             973,997
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (1,983,825)          2,705,242             303,140           1,138,780

Contract owners' equity at
    beginning of period                             35,114,546          32,409,304           1,292,365             153,585
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 33,130,721        $ 35,114,546        $  1,595,505        $  1,292,365
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                    INVESTMENT QUALITY BOND -- A            INVESTMENT QUALITY BOND -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $  1,088,063        $  1,159,283        $    388,719        $    206,853

Expenses:
    Mortality and expense risk
       and administrative charges                      277,944             334,335             111,383              79,904
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           810,119             824,948             277,336             126,949

Net realized gain (loss)                               308,423             416,190              19,474              38,964
Unrealized appreciation (depreciation)
    during the period                                 (576,783)            (24,631)            (96,581)             49,701
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            541,759           1,216,507             200,229             215,614

Changes from principal transactions:
       Purchase payments                               106,343             320,383           1,092,097           3,210,801
       Transfers between sub-accounts
           and the Company                          (1,088,775)         (2,034,136)           (274,336)            834,091
       Withdrawals                                  (2,113,819)         (3,435,643)           (337,307)           (161,295)
       Annual contract fee                              (7,786)             (9,977)            (10,553)             (1,570)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (3,104,037)         (5,159,373)            469,901           3,882,027
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (2,562,278)         (3,942,866)            670,130           4,097,641

Contract owners' equity at
    beginning of period                             19,589,950          23,532,816           6,561,941           2,464,300
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 17,027,672        $ 19,589,950        $  7,232,071        $  6,561,941
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                 -------------------------------------------------------------------------
                                                       GROWTH & INCOME -- A                    GROWTH & INCOME -- B
                                                 ---------------------------------       ---------------------------------
                                                      YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                     2004                2003                2004                2003
                                                 -------------       -------------       -------------       -------------
Income:
   Dividends                                     $     854,286       $     970,746       $     114,471       $      60,330

Expenses:
    Mortality and expense risk
       and administrative charges                    1,429,154           1,413,436             242,126             121,268
                                                 -------------       -------------       -------------       -------------

Net investment income (loss)                          (574,868)           (442,690)           (127,655)            (60,938)

Net realized gain (loss)                            (5,364,948)         (7,541,087)            431,085              21,449
Unrealized appreciation (depreciation)
    during the period                               10,600,242          29,514,980             420,278           1,972,136
                                                 -------------       -------------       -------------       -------------

Net increase (decrease) in
    contract owners' equity from operations          4,660,426          21,531,203             723,708           1,932,647

Changes from principal transactions:
       Purchase payments                               913,981             787,686           3,607,763           6,112,046
       Transfers between sub-accounts
           and the Company                          (4,145,543)         (4,182,006)            259,824           1,896,756
       Withdrawals                                 (11,578,756)         (8,461,767)           (462,283)           (163,019)
       Annual contract fee                             (62,294)            (68,625)            (34,447)             (5,823)
                                                 -------------       -------------       -------------       -------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (14,872,612)        (11,924,712)          3,370,857           7,839,960
                                                 -------------       -------------       -------------       -------------

Total increase (decrease) in
    contract owners' equity                        (10,212,186)          9,606,491           4,094,565           9,772,607

Contract owners' equity at
    beginning of period                            105,352,339          95,745,848          12,268,573           2,495,966
                                                 -------------       -------------       -------------       -------------

Contract owners' equity at
    end of period                                $  95,140,153       $ 105,352,339       $  16,363,138       $  12,268,573
                                                 =============       =============       =============       =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                       BLUE CHIP GROWTH -- A                   BLUE CHIP GROWTH -- B
                                                  --------------------------------        --------------------------------
                                                      YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $     70,416        $     26,159        $      7,709        $      5,773

Expenses:
    Mortality and expense risk
       and administrative charges                      891,359             861,852             181,374              87,742
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                          (820,943)           (835,693)           (173,665)            (81,969)

Net realized gain (loss)                            (2,710,506)         (4,130,662)            328,293              37,782
Unrealized appreciation (depreciation)
    during the period                                7,692,659          19,189,895             852,074           1,457,762
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          4,161,210          14,223,540           1,006,702           1,413,575

Changes from principal transactions:
       Purchase payments                               621,568             729,976           4,933,468           4,961,896
       Transfers between sub-accounts
           and the Company                          (2,642,880)         (3,266,781)          1,253,674           1,137,001
       Withdrawals                                  (6,170,106)         (5,256,258)           (442,498)           (214,888)
       Annual contract fee                             (38,810)            (41,895)            (24,426)             (2,962)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (8,230,228)         (7,834,958)          5,720,218           5,881,047
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (4,069,018)          6,388,582           6,726,920           7,294,622

Contract owners' equity at
    beginning of period                             64,017,666          57,629,084           8,975,191           1,680,569
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 59,948,648        $ 64,017,666        $ 15,702,111        $  8,975,191
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                         MONEY MARKET -- A                       MONEY MARKET -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    295,372        $    332,362        $    132,752        $     70,496

Expenses:
    Mortality and expense risk
       and administrative charges                      569,853             866,620             341,898             311,904
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                          (274,481)           (534,258)           (209,146)           (241,408)

Net realized gain (loss)                                  (172)                (26)              8,491               3,325
Unrealized appreciation (depreciation)
    during the period                                        0                   0                   0                   0
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations           (274,653)           (534,284)           (200,655)           (238,083)

Changes from principal transactions:
       Purchase payments                             1,698,716             968,692          18,944,819          37,734,238
       Transfers between sub-accounts
           and the Company                          (4,449,249)        (17,079,913)        (13,391,145)        (27,371,520)
       Withdrawals                                  (7,354,632)        (14,504,466)         (5,027,979)         (2,913,575)
       Annual contract fee                             (19,632)            (30,647)            (33,639)             (5,388)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (10,124,797)        (30,646,334)            492,056           7,443,755
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                        (10,399,450)        (31,180,618)            291,401           7,205,672

Contract owners' equity at
    beginning of period                             40,236,605          71,417,223          19,244,952          12,039,280
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 29,837,155        $ 40,236,605        $ 19,536,353        $ 19,244,952
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                         GLOBAL EQUITY -- A                     GLOBAL EQUITY -- B
                                                  --------------------------------        --------------------------------
                                                      YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    447,168        $    221,126        $     21,946        $      3,822

Expenses:
    Mortality and expense risk
       and administrative charges                      361,285             343,778              25,713              10,472
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                            85,883            (122,652)             (3,767)             (6,650)

Net realized gain (loss)                            (1,106,065)         (3,297,225)             39,617               1,155
Unrealized appreciation (depreciation)
    during the period                                4,114,239           8,905,733             208,726             166,195
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          3,094,057           5,485,856             244,576             160,700

Changes from principal transactions:
       Purchase payments                               151,318             155,922             707,683             639,687
       Transfers between sub-accounts
           and the Company                            (654,162)         (1,939,732)            301,316              48,586
       Withdrawals                                  (2,433,896)         (2,311,087)            (62,919)            (14,804)
       Annual contract fee                             (15,550)            (16,876)             (3,293)               (227)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (2,952,290)         (4,111,773)            942,787             673,242
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                            141,767           1,374,083           1,187,363             833,942

Contract owners' equity at
    beginning of period                             25,991,982          24,617,899           1,083,508             249,566
                                                  ------------        ------------        ------------        ------------
Contract owners' equity at
    end of period                                 $ 26,133,749        $ 25,991,982        $  2,270,871        $  1,083,508
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                  --------------------------------------------------------------------
                                                         GLOBAL BOND -- A                      GLOBAL BOND -- B
                                                  ------------------------------        ------------------------------
                                                      YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                     2004               2003               2004               2003
                                                  -----------        -----------        -----------        -----------
Income:
   Dividends                                      $   293,132        $   337,988        $   201,798        $   123,380

Expenses:
    Mortality and expense risk
       and administrative charges                     116,210            125,477             99,493             57,448
                                                  -----------        -----------        -----------        -----------

Net investment income (loss)                          176,922            212,511            102,305             65,932

Net realized gain (loss)                              573,875            652,396            146,794            117,918
Unrealized appreciation (depreciation)
    during the period                                (112,082)           142,675            359,611            264,866
                                                  -----------        -----------        -----------        -----------

Net increase (decrease) in
    contract owners' equity from operations           638,715          1,007,582            608,710            448,716

Changes from principal transactions:
       Purchase payments                               41,779             71,631          3,106,346          2,838,323
       Transfers between sub-accounts
           and the Company                           (304,888)        (1,434,134)          (407,879)           593,485
       Withdrawals                                   (901,595)        (1,071,253)          (355,560)           (98,581)
       Annual contract fee                             (4,601)            (5,334)            (8,708)            (1,406)
                                                  -----------        -----------        -----------        -----------

Net increase (decrease) in contract owners'
    equity from principal transactions             (1,169,305)        (2,439,090)         2,334,199          3,331,821
                                                  -----------        -----------        -----------        -----------

Total increase (decrease) in
    contract owners' equity                          (530,590)        (1,431,508)         2,942,909          3,780,537

Contract owners' equity at
    beginning of period                             7,789,870          9,221,378          5,159,954          1,379,417
                                                  -----------        -----------        -----------        -----------

Contract owners' equity at
    end of period                                 $ 7,259,280        $ 7,789,870        $ 8,102,863        $ 5,159,954
                                                  ===========        ===========        ===========        ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                  U.S. GOVERNMENT SECURITIES -- A         U.S. GOVERNMENT SECURITIES -- B
                                                  --------------------------------        --------------------------------
                                                      YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $  1,077,257        $  1,503,116        $    545,934        $    327,553

Expenses:
    Mortality and expense risk
       and administrative charges                      485,095             663,534             284,049             207,950
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           592,162             839,582             261,885             119,603

Net realized gain (loss)                               (26,107)            674,720            (160,312)            (97,501)
Unrealized appreciation (depreciation)
    during the period                                 (146,995)         (1,503,983)            102,703             (42,878)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            419,060              10,319             204,276             (20,776)

Changes from principal transactions:
       Purchase payments                               165,576             470,307           3,279,721          12,446,275
       Transfers between sub-accounts
           and the Company                          (2,953,939)         (7,743,864)         (3,600,229)           (702,770)
       Withdrawals                                  (4,045,761)         (5,862,833)         (1,377,467)           (437,826)
       Annual contract fee                             (12,427)            (17,584)            (26,576)             (6,831)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (6,846,551)        (13,153,974)         (1,724,551)         11,298,848
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (6,427,491)        (13,143,655)         (1,520,275)         11,278,072

Contract owners' equity at
    beginning of period                             34,706,928          47,850,583          16,276,783           4,998,711
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 28,279,437        $ 34,706,928        $ 14,756,508        $ 16,276,783
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                       DIVERSIFIED BOND -- A                   DIVERSIFIED BOND -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    593,945        $    766,809        $    236,708        $    133,917

Expenses:
    Mortality and expense risk
       and administrative charges                      205,114             247,176             156,717              58,096
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           388,831             519,633              79,991              75,821

Net realized gain (loss)                               101,444              54,813                 181               6,102
Unrealized appreciation (depreciation)
    during the period                                 (227,385)           (115,135)            211,416                 221
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            262,890             459,311             291,588              82,144

Changes from principal transactions:
       Purchase payments                                83,810             237,417          18,468,740           3,168,554
       Transfers between sub-accounts
           and the Company                          (1,030,891)           (933,349)          1,493,858             541,544
       Withdrawals                                  (2,141,137)         (1,558,385)           (287,576)            (85,920)
       Annual contract fee                              (7,053)             (8,143)            (10,665)             (1,294)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (3,095,271)         (2,262,460)         19,664,357           3,622,884
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                         (2,832,381)         (1,803,149)         19,955,945           3,705,028

Contract owners' equity at
    beginning of period                             14,620,167          16,423,316           5,155,780           1,450,752
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 11,787,786        $ 14,620,167        $ 25,111,725        $  5,155,780
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                  ------------------------------------------------------------------------
                                                        INCOME & VALUE -- A                     INCOME & VALUE -- B
                                                  --------------------------------        --------------------------------
                                                       YEAR ENDED DECEMBER 31                  YEAR ENDED DECEMBER 31
                                                      2004                2003                2004                2003
                                                  ------------        ------------        ------------        ------------
Income:
   Dividends                                      $    305,122        $    405,827        $     84,773        $     41,116

Expenses:
    Mortality and expense risk
       and administrative charges                      361,732             300,176             130,201              48,776
                                                  ------------        ------------        ------------        ------------

Net investment income (loss)                           (56,610)            105,651             (45,428)             (7,660)

Net realized gain (loss)                              (716,495)         (1,056,032)            101,694               2,635
Unrealized appreciation (depreciation)
    during the period                                2,285,814           5,486,987             468,950             717,931
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          1,512,709           4,536,606             525,216             712,906

Changes from principal transactions:
       Purchase payments                               103,703             180,129           2,286,977           3,056,162
       Transfers between sub-accounts
           and the Company                           3,942,804               5,291           1,750,309           1,089,432
       Withdrawals                                  (2,791,623)         (1,867,467)           (160,960)            (35,088)
       Annual contract fee                             (14,301)            (13,648)            (18,959)             (1,870)
                                                  ------------        ------------        ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               1,240,583          (1,695,695)          3,857,367           4,108,636
                                                  ------------        ------------        ------------        ------------

Total increase (decrease) in
    contract owners' equity                          2,753,292           2,840,911           4,382,583           4,821,542

Contract owners' equity at
    beginning of period                             22,555,046          19,714,135           5,603,896             782,354
                                                  ------------        ------------        ------------        ------------

Contract owners' equity at
    end of period                                 $ 25,308,338        $ 22,555,046        $  9,986,479        $  5,603,896
                                                  ============        ============        ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     LARGE CAP GROWTH--A                 LARGE CAP GROWTH--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
  Dividends                                     $     54,404      $     49,358      $     21,536      $     14,565

Expenses:
   Mortality and expense risk
       and administrative charges                    292,937           284,628           189,259            93,976
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (238,533)         (235,270)         (167,723)          (79,411)

Net realized gain (loss)                          (1,053,679)       (2,343,455)          207,807            44,834
Unrealized appreciation (depreciation)
   during the period                               2,108,008         6,518,426           490,563         1,510,099
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
   contract owners' equity from operations           815,796         3,939,701           530,647         1,475,522

Changes from principal transactions:
       Purchase payments                             136,868           213,735         2,657,035         6,488,166
       Transfers between sub-accounts
           and the Company                          (873,991)         (624,817)          777,822           797,112
       Withdrawals                                (1,334,931)       (1,716,778)         (267,386)          (64,469)
       Annual contract fee                           (13,496)          (14,239)          (34,549)           (3,029)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
   equity from principal transactions             (2,085,550)       (2,142,099)        3,132,922         7,217,780
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
   contract owners' equity                        (1,269,754)        1,797,602         3,663,569         8,693,302

Contract owners' equity at
   beginning of period                            20,288,998        18,491,396         9,813,285         1,119,983
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
   end of period                                $ 19,019,244      $ 20,288,998      $ 13,476,854      $  9,813,285
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      EQUITY-INCOME--A                     EQUITY-INCOME--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $  1,808,873      $  2,377,400      $    468,276      $    244,253

Expenses:
    Mortality and expense risk
       and administrative charges                  1,064,481           960,085           342,736           152,380
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         744,392         1,417,315           125,540            91,873

Net realized gain (loss)                            (563,283)       (3,836,317)          586,063           (14,540)
Unrealized appreciation (depreciation)
    during the period                              8,704,427        16,339,409         2,141,285         2,441,922
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in
    contract owners' equity from operations        8,885,536        13,920,407         2,852,888         2,519,255

Changes from principal transactions:
       Purchase payments                             604,185           522,213         7,750,986         7,565,102
       Transfers between sub-accounts
           and the Company                          (257,260)       (1,169,754)        1,411,821         2,779,395
       Withdrawals                                (7,727,723)       (6,922,554)         (906,136)         (273,237)
       Annual contract fee                           (42,683)          (43,441)          (41,942)           (7,667)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (7,423,481)       (7,613,536)        8,214,729        10,063,593
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,462,055         6,306,871        11,067,617        12,582,848

Contract owners' equity at
    beginning of period                           72,749,822        66,442,951        16,139,401         3,556,553
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 74,211,877      $ 72,749,822      $ 27,207,018      $ 16,139,401
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       STRATEGIC BOND--A                  STRATEGIC BOND--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    842,959      $  1,268,385      $    209,660      $    132,072

Expenses:
    Mortality and expense risk
       and administrative charges                    322,590           377,322           106,222            67,333
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         520,369           891,063           103,438            64,739

Net realized gain (loss)                             456,625           398,422            75,651           101,178
Unrealized appreciation (depreciation)
    during the period                                 32,670         1,461,597           153,136           186,171
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,009,664         2,751,082           332,225           352,088

Changes from principal transactions:
       Purchase payments                             133,083           172,725         3,800,373         4,518,836
       Transfers between sub-accounts
           and the Company                        (1,233,930)       (2,438,420)         (504,618)         (429,288)
       Withdrawals                                (2,835,056)       (2,940,932)         (321,513)         (133,523)
       Annual contract fee                           (11,858)          (14,458)          (11,595)             (913)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,947,761)       (5,221,085)        2,962,647         3,955,112
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (2,938,097)       (2,470,003)        3,294,872         4,307,200

Contract owners' equity at
    beginning of period                           23,715,277        26,185,280         5,739,131         1,431,931
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 20,777,180      $ 23,715,277      $  9,034,003      $  5,739,131
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         OVERSEAS--A                         OVERSEAS--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     47,831      $     51,356      $     10,499      $      3,064

Expenses:
    Mortality and expense risk
       and administrative charges                    174,396           154,522            53,376            12,137
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (126,565)         (103,166)          (42,877)           (9,073)

Net realized gain (loss)                            (660,419)       (2,269,505)          145,515            73,059
Unrealized appreciation (depreciation)
    during the period                              1,873,629         6,175,558           154,146           307,013
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,086,645         3,802,887           256,784           370,999

Changes from principal transactions:
       Purchase payments                             126,250            76,145         2,241,216           900,352
       Transfers between sub-accounts
           and the Company                          (543,579)         (881,466)         (657,503)          144,123
       Withdrawals                                (1,508,493)       (1,121,730)         (101,053)         (104,268)
       Annual contract fee                            (7,925)           (7,895)           (4,288)             (241)
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (1,933,747)       (1,934,946)        1,478,372           939,966
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (847,102)        1,867,941         1,735,156         1,310,965

Contract owners' equity at
    beginning of period                           12,700,188        10,832,247         1,524,692           213,727
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,853,086      $ 12,700,188      $  3,259,848      $  1,524,692
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       ALL CAP CORE--A                      ALL CAP CORE--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     58,289      $          0      $      2,219      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    184,249           175,749            10,724             4,607
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (125,960)         (175,749)           (8,505)           (4,607)

Net realized gain (loss)                          (1,515,082)       (2,365,569)           24,650            11,128
Unrealized appreciation (depreciation)
    during the period                              3,340,936         5,729,298            73,214            80,790
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,699,894         3,187,980            89,359            87,311

Changes from principal transactions:
       Purchase payments                             103,182           116,080            98,782           241,925
       Transfers between sub-accounts
           and the Company                        (1,414,559)         (516,188)           73,932           113,654
       Withdrawals                                (1,444,705)       (1,291,456)           (7,008)              (22)
       Annual contract fee                            (7,965)           (8,557)           (1,731)              (94)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,764,047)       (1,700,121)          163,975           355,463
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (1,064,153)        1,487,859           253,334           442,774

Contract owners' equity at
    beginning of period                           13,408,729        11,920,870           536,830            94,056
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,344,576      $ 13,408,729      $    790,164      $    536,830
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      ALL CAP GROWTH--A                    ALL CAP GROWTH--B
                                                ------------------------------      ------------------------------
                                                   YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    344,040           356,660            75,142            36,762
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (344,040)         (356,660)          (75,142)          (36,762)

Net realized gain (loss)                          (2,862,386)       (5,532,847)          164,728             9,358
Unrealized appreciation (depreciation)
    during the period                              4,206,222        11,507,020           142,799           644,428
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          999,796         5,617,513           232,385           617,024

Changes from principal transactions:
       Purchase payments                             237,972           237,977           926,673         2,008,246
       Transfers between sub-accounts
           and the Company                        (2,383,405)          (37,670)          126,835           882,864
       Withdrawals                                (2,609,898)       (3,889,599)         (146,605)          (40,456)
       Annual contract fee                           (17,117)          (19,688)          (12,813)             (889)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (4,772,448)       (3,708,980)          894,090         2,849,765
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (3,772,652)        1,908,533         1,126,475         3,466,789

Contract owners' equity at
    beginning of period                           25,992,661        24,084,128         4,079,370           612,581
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 22,220,009      $ 25,992,661      $  5,205,845      $  4,079,370
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INTERNATIONAL SMALL CAP--A          INTERNATIONAL SMALL CAP--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,817      $          0      $      2,961      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    115,812            83,363            51,164            10,847
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (104,995)          (83,363)          (48,203)          (10,847)

Net realized gain (loss)                             425,101          (806,075)          220,294            40,945
Unrealized appreciation (depreciation)
    during the period                                949,491         3,423,778           415,178           298,509
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in
    contract owners' equity from operations        1,269,597         2,534,340           587,269           328,607

Changes from principal transactions:
       Purchase payments                              80,984            65,299         1,405,542           940,714
       Transfers between sub-accounts
           and the Company                           303,911           (85,906)          511,679           566,336
       Withdrawals                                  (975,896)         (593,426)          (29,268)           (1,221)
       Annual contract fee                            (5,485)           (4,585)           (6,899)             (503)
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in contract owners'
    equity from principal transactions              (596,486)         (618,618)        1,881,054         1,505,326
                                                ------------      ------------      ------------      ------------
Total increase (decrease) in
    contract owners' equity                          673,111         1,915,722         2,468,323         1,833,933

Contract owners' equity at
    beginning of period                            7,213,726         5,298,004         1,931,533            97,600
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  7,886,837      $  7,213,726      $  4,399,856      $  1,931,533
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     PACIFIC RIM EMERGING                PACIFIC RIM EMERGING
                                                          MARKETS--A                          MARKETS--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                   $     12,775      $      2,858      $      8,546      $        401

Expenses:
    Mortality and expense risk
       and administrative charges                     39,093            28,513            34,159             7,252
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (26,318)          (25,655)          (25,613)           (6,851)

Net realized gain (loss)                             147,671           110,200           134,787            29,152
Unrealized appreciation (depreciation)
    during the period                                216,820           616,341           117,018           127,660
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          338,173           700,886           226,192           149,961

Changes from principal transactions:
       Purchase payments                              43,837            23,954         1,200,324           636,378
       Transfers between sub-accounts
           and the Company                           199,193           109,291          (571,456)          499,012
       Withdrawals                                  (207,873)         (112,950)          (17,703)         (128,974)
       Annual contract fee                            (1,748)           (1,334)           (3,946)             (238)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                33,409            18,961           607,219         1,006,178
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          371,582           719,847           833,411         1,156,139

Contract owners' equity at
    beginning of period                            2,433,688         1,713,841         1,235,984            79,845
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,805,270      $  2,433,688      $  2,069,395      $  1,235,984
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   SCIENCE & TECHNOLOGY--A             SCIENCE & TECHNOLOGY--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    309,638           297,321           102,496            37,996
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (309,638)         (297,321)         (102,496)          (37,996)

Net realized gain (loss)                          (9,770,446)      (12,479,689)          418,938           169,502
Unrealized appreciation (depreciation)
    during the period                              9,795,350        20,663,027          (309,905)          799,865
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         (284,734)        7,886,017             6,537           931,371

Changes from principal transactions:
       Purchase payments                             294,399           391,683         2,428,733         2,927,984
       Transfers between sub-accounts
           and the Company                        (2,016,813)          716,053           382,868         1,117,497
       Withdrawals                                (2,018,282)       (1,819,329)         (456,967)          (53,933)
       Annual contract fee                           (19,662)          (20,712)          (16,863)           (1,291)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,760,358)         (732,305)        2,337,771         3,990,257
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (4,045,092)        7,153,712         2,344,308         4,921,628

Contract owners' equity at
    beginning of period                           23,964,120        16,810,408         5,260,900           339,272
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 19,919,028      $ 23,964,120      $  7,605,208      $  5,260,900
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  EMERGING SMALL COMPANY--A            EMERGING SMALL COMPANY--B
                                                ------------------------------      ------------------------------
                                                   YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    115,626            99,404            72,727            21,794
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (115,626)          (99,404)          (72,727)          (21,794)

Net realized gain (loss)                            (484,379)       (1,562,700)          201,975            20,664
Unrealized appreciation (depreciation)
    during the period                              1,308,001         3,867,090           291,722           508,777
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          707,996         2,204,986           420,970           507,647

Changes from principal transactions:
       Purchase payments                              73,488           102,111         2,332,250         1,679,144
       Transfers between sub-accounts
           and the Company                           (59,555)         (132,096)         (425,009)          360,712
       Withdrawals                                  (728,418)         (583,467)          (55,897)          (24,746)
       Annual contract fee                            (5,523)           (5,279)           (9,937)             (545)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (720,008)         (618,731)        1,841,407         2,014,565
                                                ------------      ------------      ------------      ------------
Total increase (decrease) in
    contract owners' equity                          (12,012)        1,586,255         2,262,377         2,522,212

Contract owners' equity at
    beginning of period                            8,043,045         6,456,790         2,921,006           398,794
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,031,033      $  8,043,045      $  5,183,383      $  2,921,006
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     AGGRESSIVE GROWTH--A                AGGRESSIVE GROWTH--B
                                                ------------------------------      ------------------------------
                                                   YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    179,320           183,975            70,737            32,980
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (179,320)         (183,975)          (70,737)          (32,980)

Net realized gain (loss)                            (903,218)       (2,111,338)          196,467           248,096
Unrealized appreciation (depreciation)
    during the period                              1,767,581         5,821,805           117,045           482,432
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          685,043         3,526,492           242,775           697,548

Changes from principal transactions:
       Purchase payments                             210,428           221,523         1,164,685         1,711,171
       Transfers between sub-accounts
           and the Company                        (2,436,597)          167,099           564,889           507,005
       Withdrawals                                (1,176,442)         (963,492)         (199,401)          (60,059)
       Annual contract fee                            (9,341)          (10,125)          (11,981)           (2,138)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,411,952)         (584,995)        1,518,192         2,155,979
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (2,726,909)        2,941,497         1,760,967         2,853,527

Contract owners' equity at
    beginning of period                           13,974,640        11,033,143         3,594,977           741,450
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,247,731      $ 13,974,640      $  5,355,944      $  3,594,977
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    INTERNATIONAL STOCK--A              INTERNATIONAL STOCK--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     36,330      $     20,089      $      8,105      $      2,719

Expenses:
    Mortality and expense risk
       and administrative charges                     64,087            59,534            16,968             9,414
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (27,757)          (39,445)           (8,863)           (6,695)

Net realized gain (loss)                             (75,926)         (372,931)           23,971            22,226
Unrealized appreciation (depreciation)
    during the period                                637,771         1,467,924           129,815           171,787
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          534,088         1,055,548           144,923           187,318

Changes from principal transactions:
       Purchase payments                              38,348            64,918           191,367           234,750
       Transfers between sub-accounts
           and the Company                          (212,203)         (416,752)           86,874           100,490
       Withdrawals                                  (628,422)         (392,776)          (47,498)          (12,300)
       Annual contract fee                            (2,643)           (2,710)           (2,634)             (460)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (804,920)         (747,320)          228,109           322,480
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (270,832)          308,228           373,032           509,798

Contract owners' equity at
    beginning of period                            4,440,119         4,131,891           874,569           364,771
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  4,169,287      $  4,440,119      $  1,247,601      $    874,569
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                QUANTITATIVE EQUITY TRUST--A (1)    QUANTITATIVE EQUITY TRUST--B (1)
                                                --------------------------------    --------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004                2003            2004                2003
                                                ------------        ------------    ------------        ------------
Income:
   Dividends                                    $     59,638        $     45,311    $      2,912        $      2,014

Expenses:
    Mortality and expense risk
       and administrative charges                     29,552              94,903           2,000               4,582
                                                ------------        ------------    ------------        ------------

Net investment income (loss)                          30,086             (49,592)            912              (2,568)

Net realized gain (loss)                          (1,372,180)         (2,394,982)         48,611                 268
Unrealized appreciation (depreciation)
    during the period                              1,306,863           3,659,028         (54,113)             64,460
                                                ------------        ------------    ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations          (35,231)          1,214,454          (4,590)             62,160

Changes from principal transactions:
       Purchase payments                              48,728              98,048          50,220             124,928
       Transfers between sub-accounts
           and the Company                        (6,000,103)         (1,526,939)       (387,171)             34,841
       Withdrawals                                  (184,897)           (700,223)        (12,135)            (13,417)
       Annual contract fee                            (1,374)             (4,633)           (152)               (244)
                                                ------------        ------------    ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (6,137,646)         (2,133,747)       (349,238)            146,108
                                                ------------        ------------    ------------        ------------

Total increase (decrease) in
    contract owners' equity                       (6,172,877)           (919,293)       (353,828)            208,268

Contract owners' equity at
    beginning of period                            6,172,877           7,092,170         353,828             145,560
                                                ------------        ------------    ------------        ------------

Contract owners' equity at
    end of period                               $          0        $  6,172,877    $          0        $    353,828
                                                ============        ============    ============        ============

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                           VALUE--A                            VALUE--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     71,952      $    127,952      $     11,051      $     10,459

Expenses:
    Mortality and expense risk
       and administrative charges                    181,551           164,129            40,585            15,378
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (109,599)          (36,177)          (29,534)           (4,919)

Net realized gain (loss)                             248,190          (310,082)          133,162            11,316
Unrealized appreciation (depreciation)
    during the period                              1,350,461         3,789,879           254,162           343,452
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,489,052         3,443,620           357,790           349,849

Changes from principal transactions:
       Purchase payments                              78,877            63,266         1,083,274           715,644
       Transfers between sub-accounts
           and the Company                          (949,016)         (555,126)          192,906           258,732
       Withdrawals                                (1,181,600)         (828,161)          (81,300)          (21,345)
       Annual contract fee                            (6,507)           (6,402)           (3,232)             (291)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (2,058,246)       (1,326,423)        1,191,648           952,740
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (569,194)        2,117,197         1,549,438         1,302,589

Contract owners' equity at
    beginning of period                           12,888,596        10,771,399         1,621,807           319,218
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,319,402      $ 12,888,596      $  3,171,245      $  1,621,807
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  REAL ESTATE SECURITIES--A           REAL ESTATE SECURITIES--B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    210,949      $    164,930      $    160,583      $     64,414

Expenses:
    Mortality and expense risk
       and administrative charges                    130,589            98,585           119,542            50,931
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                          80,360            66,345            41,041            13,483

Net realized gain (loss)                             724,576           225,178           651,944            60,197
Unrealized appreciation (depreciation)
    during the period                              1,437,094         1,758,036         1,398,318           962,958
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,242,030         2,049,559         2,091,303         1,036,638

Changes from principal transactions:
       Purchase payments                              51,017            76,237         2,810,075         1,911,579
       Transfers between sub-accounts
           and the Company                           (52,147)          491,617           207,431           828,791
       Withdrawals                                  (878,290)         (529,629)         (248,615)          (79,656)
       Annual contract fee                            (5,822)           (4,719)          (14,335)           (3,572)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (885,242)           33,506         2,754,556         2,657,142
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,356,788         2,083,065         4,845,859         3,693,780

Contract owners' equity at
    beginning of period                            8,168,909         6,085,844         5,149,003         1,455,223
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  9,525,697      $  8,168,909      $  9,994,862      $  5,149,003
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                 SUB-ACCOUNT
                                             ----------------------------------------------------
                                                 BALANCED -- A (1)          BALANCED -- B (1)
                                             -------------------------   ------------------------
                                               YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31
                                                  2004         2003          2004         2003
                                             -----------   -----------   -----------   ----------
Income:
   Dividends                                 $   108,583   $   104,934   $    35,500   $  15,281

Expenses:
    Mortality and expense risk
       and administrative charges                 22,750        64,707         7,294      11,430
                                             -----------   -----------   -----------   ---------

Net investment income (loss)                      85,833        40,227        28,206       3,851

Net realized gain (loss)                        (241,617)     (527,918)       19,181       9,635
Unrealized appreciation (depreciation)
    during the period                            115,635       983,331       (74,124)     75,071
                                             -----------   -----------   -----------   ---------

Net increase (decrease) in
    contract owners' equity from operations      (40,149)      495,640       (26,737)     88,557

Changes from principal transactions:
       Purchase payments                          14,079        79,011       421,050     377,033
       Transfers between sub-accounts
           and the Company                    (4,306,451)     (186,851)   (1,315,096)    125,134
       Withdrawals                              (109,491)     (602,896)       (9,163)    (19,780)
       Annual contract fee                        (1,431)       (3,095)         (791)       (681)
                                             -----------   -----------   -----------   ---------

Net increase (decrease) in contract owners'
    equity from principal transactions        (4,403,294)     (713,831)     (904,000)    481,706
                                             -----------   -----------   -----------   ---------

Total increase (decrease) in contract
    owners' equity                            (4,443,443)     (218,191)     (930,737)    570,263

Contract owners' equity at  beginning
    of period                                  4,443,443     4,661,634       930,737     360,474
                                             -----------   -----------   -----------   ---------

Contract owners' equity at end of period     $         0   $ 4,443,443   $         0   $ 930,737
                                             ===========   ===========   ===========   =========

(1) Ceased Operations, April 30, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -----------------------------------------------------------------------
                                                          HIGH YIELD -- A                         HIGH YIELD -- B
                                                  --------------------------------       --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003               2004                2003
                                                  ------------        ------------       ------------        ------------
Income:
   Dividends                                      $    873,425        $    720,997       $    700,864        $    252,851

Expenses:
    Mortality and expense risk
       and administrative charges                      218,116             220,595            206,122             111,657
                                                  ------------        ------------       ------------        ------------

Net investment income (loss)                           655,309             500,402            494,742             141,194

Net realized gain (loss)                               534,216            (414,395)           309,115             254,395
Unrealized appreciation (depreciation)
    during the period                                 (347,646)          2,570,734            134,131             762,463
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in
    contract owners' equity from operations            841,879           2,656,741            937,988           1,158,052

Changes from principal transactions:
       Purchase payments                               133,662             218,165          3,375,994           6,611,324
       Transfers between sub-accounts
           and the Company                          (4,909,901)          7,729,531         (1,854,370)          5,288,293
       Withdrawals                                  (1,265,461)         (1,693,189)          (797,043)           (529,264)
       Annual contract fee                              (7,395)             (8,816)           (15,561)             (1,648)
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (6,049,095)          6,245,691            709,020          11,368,705
                                                  ------------        ------------       ------------        ------------

Total increase (decrease) in contract
    owners' equity                                  (5,207,216)          8,902,432          1,647,008          12,526,757

Contract owners' equity at beginning of period      18,081,871           9,179,439         13,436,271             909,514
                                                  ------------        ------------       ------------        ------------

Contract owners' equity at end of period          $ 12,874,655        $ 18,081,871       $ 15,083,279        $ 13,436,271
                                                  ============        ============       ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -----------------------------------------------------------------------
                                                    LIFESTYLE AGGRESSIVE 1000-A            LIFESTYLE AGGRESSIVE 1000-B
                                                  --------------------------------       --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003               2004                2003
                                                  ------------        ------------       ------------        ------------
Income:
   Dividends                                      $     41,386        $     18,419       $    255,937        $     11,679

Expenses:
    Mortality and expense risk
       and administrative charges                       84,194              69,052            577,543             127,240
                                                  ------------        ------------       ------------        ------------

Net investment income (loss)                           (42,808)            (50,633)          (321,606)           (115,561)

Net realized gain (loss)                                (6,271)           (392,460)         1,009,904             107,836
Unrealized appreciation (depreciation)
    during the period                                  806,478           1,729,847          4,661,350           3,153,321
                                                  ------------        ------------       ------------        ------------
Net increase (decrease) in contract owners'
    equity from operations                             757,399           1,286,754          5,349,648           3,145,596

Changes from principal transactions:
       Purchase payments                               148,833             264,924         18,740,615          19,172,684
       Transfers between sub-accounts
           and the Company                             265,554             (48,473)        (1,037,752)            607,443
       Withdrawals                                    (340,476)           (521,070)          (674,797)            (17,137)
       Annual contract fee                              (5,492)             (5,284)          (112,047)             (5,749)
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  68,419            (309,903)        16,916,019          19,757,241
                                                  ------------        ------------       ------------        ------------

Total increase (decrease) in contract
    owners' equity                                     825,818             976,851         22,265,667          22,902,837

Contract owners' equity at beginning of period       5,215,830           4,238,979         24,166,972           1,264,135
                                                  ------------        ------------       ------------        ------------

Contract owners' equity at end of period          $  6,041,648        $  5,215,830       $ 46,432,639        $ 24,166,972
                                                  ============        ============       ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                  -----------------------------------------------------------------------
                                                       LIFESTYLE GROWTH 820-A                 LIFESTYLE GROWTH 820-B
                                                  --------------------------------       --------------------------------
                                                       YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                      2004                2003               2004                2003
                                                  ------------        ------------       ------------        ------------
Income:
   Dividends                                      $    438,504        $    303,800       $    990,395        $    110,898

Expenses:
    Mortality and expense risk
       and administrative charges                      466,793             385,087          1,446,031             336,838
                                                  ------------        ------------       ------------        ------------

Net investment income (loss)                           (28,289)            (81,287)          (455,636)           (225,940)

Net realized gain (loss)                                93,681          (1,214,897)         1,735,025              35,011
Unrealized appreciation (depreciation)
    during the period                                3,645,549           7,582,614         13,678,787           6,506,253
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from operations                           3,710,941           6,286,430         14,958,176           6,315,324

Changes from principal transactions:
       Purchase payments                               265,385             366,109         84,571,992          32,329,030
       Transfers between sub-accounts
           and the Company                           2,940,655           1,994,928         17,696,242           4,490,772
       Withdrawals                                  (3,291,239)         (2,590,672)        (1,341,871)           (139,532)
       Annual contract fee                             (24,325)            (21,918)          (194,915)             (9,895)
                                                  ------------        ------------       ------------        ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                (109,524)           (251,553)       100,731,448          36,670,375
                                                  ------------        ------------       ------------        ------------

Total increase (decrease) in contract
    owners' equity                                   3,601,417           6,034,877        115,689,624          42,985,699

Contract owners' equity at
    beginning of period                             29,888,266          23,853,389         47,508,632           4,522,933
                                                  ------------        ------------       ------------        ------------

Contract owners' equity at
    end of period                                 $ 33,489,683        $ 29,888,266       $163,198,256        $ 47,508,632
                                                  ============        ============       ============        ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                             --------------------------------------------------------------
                                             LIFESTYLE BALANCED 640 -- A       LIFESTYLE BALANCED 640 -- B
                                             -----------------------------    -----------------------------
                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                  2004             2003            2004            2003
                                             -------------     -----------    -------------   -------------
Income:
 Dividends                                   $   1,118,401     $   922,738    $   1,890,959   $     484,551

Expenses:
  Mortality and expense risk
    and administrative charges                     782,715         601,872        1,736,701         527,519
                                             -------------     -----------    -------------   -------------

Net investment income (loss)                       335,686         320,866          154,258         (42,968)

Net realized gain (loss)                           197,633        (810,434)       1,794,457         130,465
Unrealized appreciation (depreciation)
  during the period                              5,240,844       8,454,545       13,159,529       7,569,114
                                             -------------     -----------    -------------   -------------
Net increase (decrease) in
  contract owners' equity from
    operations                                   5,774,163       7,964,977       15,108,244       7,656,611

Changes from principal transactions:
    Purchase payments                              641,004         368,270       84,139,619      40,096,474
    Transfers between sub-accounts
      and the Company                            7,198,144       8,939,794        9,998,431      10,609,975
    Withdrawals                                 (5,651,883)     (3,808,864)      (3,990,466)     (1,234,552)
    Annual contract fee                            (29,289)        (24,313)        (195,118)        (19,239)
                                             -------------     -----------    -------------   -------------
Net increase (decrease) in contract owners'
  equity from principal transactions             2,157,976       5,474,887       89,952,466      49,452,658
                                             -------------     -----------    -------------   -------------

Total increase (decrease) in
  contract owners' equity                        7,932,139      13,439,864      105,060,710      57,109,269

Contract owners' equity at
  beginning of period                           48,820,104      35,380,240       66,049,509       8,940,240
                                             -------------     -----------    -------------   -------------
Contract owners' equity at
  end of period                              $  56,752,243     $48,820,104    $ 171,110,219   $  66,049,509
                                             =============     ===========    =============   =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                             ---------------------------------------------------------------
                                              LIFESTYLE MODERATE 460 -- A        LIFESTYLE MODERATE 460 -- B
                                             -----------------------------      ----------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $     790,088    $     730,088    $   1,007,184    $     253,727

Expenses:
  Mortality and expense risk
    and administrative charges                      437,813          377,265          691,720          229,146
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        352,275          352,823          315,464           24,581

Net realized gain (loss)                            138,905         (296,090)         970,019          263,566
Unrealized appreciation (depreciation)
  during the period                               1,934,683        3,487,544        3,257,237        2,022,409
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners' equity from
   operations                                     2,425,863        3,544,277        4,542,720        2,310,556

Changes from principal transactions:
    Purchase payments                               158,612          210,184       30,934,611       17,151,732
    Transfers between sub-accounts
      and the Company                             2,380,546        1,967,807        3,563,887        3,540,885
    Withdrawals                                  (3,024,515)      (1,855,999)      (1,759,112)        (453,360)
    Annual contract fee                             (12,586)         (10,655)         (59,955)          (7,392)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract
  owners' equity from principal
   transactions                                    (497,943)         311,337       32,679,431       20,231,865
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
  contract owners' equity                         1,927,920        3,855,614       37,222,151       22,542,421

Contract owners' equity at
  beginning of period                            26,228,051       22,372,437       27,022,789        4,480,368
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
  end of period                               $  28,155,971    $  26,228,051    $  64,244,940    $  27,022,789
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                       SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                              LIFESTYLE CONSERVATIVE 280 -- A   LIFESTYLE CONSERVATIVE 280 -- B
                                              ------------------------------    -------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $     759,681    $     762,003    $     976,533    $     302,032
Expenses:
  Mortality and expense risk
    and administrative charges                      291,725          336,802          417,381          197,415
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        467,956          425,201          559,152          104,617

Net realized gain (loss)                            620,632          119,544          341,276          139,265
Unrealized appreciation (depreciation)
  during the period                                  62,782        1,369,883          867,555          931,728
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
  contract owners' equity from
    operations                                    1,151,370        1,914,628        1,767,983        1,175,610

Changes from principal transactions:
    Purchase payments                               276,834          104,286       13,073,416       11,443,135
    Transfers between sub-accounts
      and the Company                            (1,602,894)        (864,412)      (1,009,807)       4,001,025
    Withdrawals                                  (2,777,584)      (2,512,813)      (1,304,015)        (539,561)
    Annual contract fee                              (9,652)         (11,737)         (36,842)         (10,124)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract
  owners' equity from principal
   transactions                                  (4,113,296)      (3,284,676)      10,722,752       14,894,475
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
  contract owners' equity                        (2,961,926)      (1,370,048)      12,490,735       16,070,085

Contract owners' equity at
  beginning of period                            19,070,694       20,440,742       19,982,698        3,912,613
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
  end of period                               $  16,108,768    $  19,070,694    $  32,473,433    $  19,982,698
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ---------------------------------------------------------------
                                                 SMALL COMPANY VALUE -- A          SMALL COMPANY VALUE -- B
                                              ------------------------------    ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003             2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $     183,801    $      53,869    $     182,315    $      26,457

Expenses:
  Mortality and expense risk
    and administrative charges                      210,426          164,762          243,512           99,541
                                              -------------    -------------    -------------    -------------
Net investment income (loss)                        (26,625)        (110,893)         (61,197)         (73,084)

Net realized gain (loss)                            707,096          102,096          884,564            5,955
Unrealized appreciation (depreciation)
  during the period                               2,198,758        2,938,034        2,410,009        1,892,495
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners' equity from
    operations                                    2,879,229        2,929,237        3,233,376        1,825,366

Changes from principal transactions:
    Purchase payments                                96,141          155,206        4,705,198        5,627,582
    Transfers between sub-accounts
      and the Company                               318,865           21,870          240,508        1,842,999
    Withdrawals                                  (1,269,552)        (730,665)        (399,263)        (121,380)
    Annual contract fee                              (8,213)          (7,073)         (31,614)          (4,686)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in contract owners'
  equity from principal transactions               (862,759)        (560,662)       4,514,829        7,344,515
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
  contract owners' equity                         2,016,470        2,368,575        7,748,205        9,169,881

Contract owners' equity at
  beginning of period                            12,806,114       10,437,539       11,303,684        2,133,803
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
  end of period                               $  14,822,584    $  12,806,114    $  19,051,889    $  11,303,684
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                     SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                                 INTERNATIONAL VALUE -- A          INTERNATIONAL VALUE -- B
                                              ------------------------------    ------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004             2003            2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $      74,842    $      31,806    $     112,728    $      27,575

Expenses:
  Mortality and expense risk
    and administrative charges                       93,111           61,667          165,724           67,886
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (18,269)         (29,861)         (52,996)         (40,311)

Net realized gain (loss)                            375,131         (173,688)         532,358          114,033
Unrealized appreciation (depreciation)
  during the period                                 729,461        1,672,711        1,551,053        1,827,137
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in
  contract owners' equity from
    operations                                    1,086,323        1,469,162        2,030,415        1,900,859

Changes from principal transactions:
    Purchase payments                                73,019           42,417        2,910,185        4,467,646
    Transfers between sub-accounts
      and the Company                               817,198          600,044          761,415          268,343
    Withdrawals                                    (573,487)        (232,303)        (155,275)         (68,789)
    Annual contract fee                              (2,809)          (2,154)         (27,821)          (3,237)
                                              -------------    -------------    -------------    -------------

Net increase (decrease) in contract owners'
  equity from principal transactions                313,921          408,004        3,488,504        4,663,963
                                              -------------    -------------    -------------    -------------
Total increase (decrease) in
  contract owners' equity                         1,400,244        1,877,166        5,518,919        6,564,822

Contract owners' equity at
  beginning of period                             5,360,940        3,483,774        7,674,605        1,109,783
                                              -------------    -------------    -------------    -------------
Contract owners' equity at
  end of period                               $   6,761,184    $   5,360,940    $  13,193,524    $   7,674,605
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                              ----------------------------------------------------------------
                                              SMALL COMPANY BLEND -- A            SMALL COMPANY BLEND -- B
                                              ----------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2004            2003              2004             2003
                                              -------------    -------------    -------------    -------------
Income:
 Dividends                                    $           0    $           0    $           0    $           0

Expenses:
  Mortality and expense risk
    and administrative charges                       74,913           62,218           87,489           34,476
                                              -------------    -------------    -------------    -------------

Net investment income (loss)                        (74,913)         (62,218)         (87,489)         (34,476)

Net realized gain (loss)                             59,491         (154,587)         285,600           26,986
Unrealized appreciation (depreciation)
  during the period                                 215,628        1,526,884          148,191          803,893
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in
  contract owners' equity from
    operations                                      200,206        1,310,079          346,302          796,403

Changes from principal transactions:
    Purchase payments                                28,763           56,833        2,088,789        2,568,381
    Transfers between sub-accounts
      and the Company                              (273,383)         692,682          140,080          173,037
    Withdrawals                                    (550,953)        (331,173)         (93,679)         (60,643)
    Annual contract fee                              (2,685)          (2,394)         (13,143)            (784)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in contract owners'
  equity from principal transactions               (798,258)         415,948        2,122,047        2,679,991
                                              -------------    -------------    -------------    -------------

Total increase (decrease) in
  contract owners' equity                          (598,052)       1,726,027        2,468,349        3,476,394

Contract owners' equity at
  beginning of period                             5,243,964        3,517,937        4,011,004          534,610
                                              -------------    -------------    -------------    -------------

Contract owners' equity at
  end of period                               $   4,645,912    $   5,243,964    $   6,479,353    $   4,011,004
                                              =============    =============    =============    =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      TOTAL RETURN -- A                   TOTAL RETURN -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $  2,164,625      $  3,456,359      $  1,717,016      $  1,233,354

Expenses:
    Mortality and expense risk
       and administrative charges                    681,323           849,154           566,632           401,534
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                       1,483,302         2,607,205         1,150,384           831,820

Net realized gain (loss)                             233,670           631,045          (195,974)           44,890
Unrealized appreciation (depreciation)
    during the period                               (387,038)       (1,513,562)           93,087          (285,280)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,329,934         1,724,688         1,047,497           591,430

Changes from principal transactions:
       Purchase payments                             268,640           487,951         6,073,427        18,611,355
       Transfers between sub-accounts
           and the Company                        (4,380,177)       (2,649,631)       (2,451,715)        2,830,343
       Withdrawals                                (4,425,378)       (4,568,303)       (1,429,216)         (673,113)
       Annual contract fee                           (18,022)          (24,506)          (67,801)          (15,161)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (8,554,937)       (6,754,489)        2,124,695        20,753,424
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       (7,225,003)       (5,029,801)        3,172,192        21,344,854

Contract owners' equity at
    beginning of period                           46,831,681        51,861,482        33,337,919        11,993,065
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 39,606,678      $ 46,831,681      $ 36,510,111      $ 33,337,919
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    U.S. LARGE CAP -- A(2)              U.S. LARGE CAP -- B(2)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     48,841      $     45,271      $     32,692      $     20,404

Expenses:
    Mortality and expense risk
       and administrative charges                    269,459           185,027           220,180           102,205
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (220,618)         (139,756)         (187,488)          (81,801)

Net realized gain (loss)                             163,125          (359,262)          290,625            67,062
Unrealized appreciation (depreciation)
    during the period                              1,403,547         4,065,332           869,741         2,095,717
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,346,054         3,566,314           972,878         2,080,978

Changes from principal transactions:
       Purchase payments                             151,633           180,907         3,365,739         6,418,831
       Transfers between sub-accounts
           and the Company                         4,445,373         1,013,600           676,544           923,129
       Withdrawals                                (1,773,829)         (957,771)         (331,034)          (98,386)
       Annual contract fee                           (11,709)           (8,447)          (37,606)           (2,759)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,811,468           228,289         3,673,643         7,240,815
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        4,157,522         3,794,603         4,646,521         9,321,793

Contract owners' equity at
    beginning of period                           14,287,142        10,492,539        10,660,089         1,338,296
                                                ------------      ------------      ------------      ------------
Contract owners' equity at
    end of period                               $ 18,444,664      $ 14,287,142      $ 15,306,610      $ 10,660,089
                                                ============      ============      ============      ============

(2) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      MID CAP STOCK -- A                  MID CAP STOCK -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    129,458            96,069           161,618            51,316
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (129,458)          (96,069)         (161,618)          (51,316)

Net realized gain (loss)                             346,511          (207,726)          471,805           229,534
Unrealized appreciation (depreciation)
    during the period                              1,042,501         2,383,762         1,402,015           962,154
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,259,554         2,079,967         1,712,202         1,140,372

Changes from principal transactions:
       Purchase payments                              99,035            77,798         3,801,285         2,988,440
       Transfers between sub-accounts
           and the Company                            34,569         1,305,359           442,973         2,030,418
       Withdrawals                                  (620,613)         (448,113)         (251,627)          (52,630)
       Annual contract fee                            (4,688)           (4,145)          (26,528)           (4,204)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (491,697)          930,899         3,966,103         4,962,024
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          767,857         3,010,866         5,678,305         6,102,396

Contract owners' equity at
    beginning of period                            7,897,684         4,886,818         6,967,426           865,030
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,665,541      $  7,897,684      $ 12,645,731      $  6,967,426
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  GLOBAL ALLOCATION -- A (3)          GLOBAL ALLOCATION -- B (3)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     35,289      $     10,487      $     18,639      $      2,343

Expenses:
    Mortality and expense risk
       and administrative charges                     48,284            37,316            35,716            13,727
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (12,995)          (26,829)          (17,077)          (11,384)

Net realized gain (loss)                             (49,664)          (87,951)           41,992             4,640
Unrealized appreciation (depreciation)
    during the period                                364,329           691,033           260,979           229,706
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          301,670           576,253           285,894           222,962

Changes from principal transactions:
       Purchase payments                               4,700             8,782         1,964,611         1,064,992
       Transfers between sub-accounts
           and the Company                          (265,138)          908,000            76,717           118,369
       Withdrawals                                  (888,012)          (68,653)          (50,076)           (9,034)
       Annual contract fee                            (1,280)           (1,153)           (4,466)             (164)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,149,730)          846,976         1,986,786         1,174,163
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (848,060)        1,423,229         2,272,680         1,397,125

Contract owners' equity at
    beginning of period                            3,700,746         2,277,517         1,591,007           193,882
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,852,686      $  3,700,746      $  3,863,687      $  1,591,007
                                                ============      ============      ============      ============

(3) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      DYNAMIC GROWTH -- A                 DYNAMIC GROWTH -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     86,417            71,676            45,784            25,617
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (86,417)          (71,676)          (45,784)          (25,617)

Net realized gain (loss)                            (626,735)         (658,615)          182,036            11,930
Unrealized appreciation (depreciation)
    during the period                              1,094,235         1,950,991           106,715           508,853
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          381,083         1,220,700           242,967           495,166

Changes from principal transactions:
       Purchase payments                              50,071            79,545           262,910           970,236
       Transfers between sub-accounts
           and the Company                          (628,951)        2,235,079          (625,970)        1,659,905
       Withdrawals                                  (501,621)         (241,122)          (45,513)          (15,458)
       Annual contract fee                            (4,408)           (2,939)           (7,188)             (961)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (1,084,909)        2,070,563          (415,761)        2,613,722
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (703,826)        3,291,263          (172,794)        3,108,888

Contract owners' equity at
    beginning of period                            5,946,398         2,655,135         3,219,309           110,421
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,242,572      $  5,946,398      $  3,046,515      $  3,219,309
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 INTERNATIONAL INDEX -- A (4)        INTERNATIONAL INDEX -- B (4)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      9,490      $     11,511      $     17,261      $     13,142

Expenses:
    Mortality and expense risk
       and administrative charges                      6,882             8,887            10,656             7,611
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                           2,608             2,624             6,605             5,531

Net realized gain (loss)                             122,669           (59,015)          193,309              (589)
Unrealized appreciation (depreciation)
    during the period                               (109,785)          213,455          (171,190)          176,481
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           15,492           157,064            28,724           181,423

Changes from principal transactions:
       Purchase payments                                 668             4,718           388,504           506,541
       Transfers between sub-accounts
           and the Company                          (873,466)          132,392        (1,530,412)          319,378
       Withdrawals                                   (34,669)          (24,817)           (6,352)              (48)
       Annual contract fee                              (508)             (542)           (2,318)             (618)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (907,975)          111,751        (1,150,578)          825,253
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (892,483)          268,815        (1,121,854)        1,006,676

Contract owners' equity at
    beginning of period                              892,483           623,668         1,121,854           115,178
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $          0      $    892,483      $          0      $  1,121,854
                                                ============      ============      ============      ============

(4) Ceased Operations, June 18, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                TOTAL STOCK MARKET INDEX -- A       TOTAL STOCK MARKET INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     11,098      $          0      $     30,036      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     28,582            24,117            92,970            22,571
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (17,484)          (24,117)          (62,934)          (22,571)

Net realized gain (loss)                              39,515           (88,664)          220,826            12,664
Unrealized appreciation (depreciation)
    during the period                                144,426           496,797           406,322           435,673
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          166,457           384,016           564,214           425,766

Changes from principal transactions:
       Purchase payments                              55,257            31,181         2,237,450         2,826,143
       Transfers between sub-accounts
           and the Company                            64,911            60,634          (325,403)          654,858
       Withdrawals                                  (100,007)          (93,363)          (73,081)          (45,466)
       Annual contract fee                            (1,408)           (1,380)          (12,714)             (964)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                18,753            (2,928)        1,826,252         3,434,571
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          185,210           381,088         2,390,466         3,860,337

Contract owners' equity at
    beginning of period                            1,713,087         1,331,999         4,149,359           289,022
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,898,297      $  1,713,087      $  6,539,825      $  4,149,359
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       500 INDEX -- A                      500 INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     94,000      $     81,234      $    119,315      $     42,055

Expenses:
    Mortality and expense risk
       and administrative charges                    168,720           136,911           241,993           108,926
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (74,720)          (55,677)         (122,678)          (66,871)

Net realized gain (loss)                             575,296          (624,943)          648,081           221,028
Unrealized appreciation (depreciation)
    during the period                                435,341         2,507,781           746,432         1,704,668
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          935,917         1,827,161         1,271,835         1,858,825

Changes from principal transactions:
       Purchase payments                              74,697           156,937         3,092,727         5,952,622
       Transfers between sub-accounts
           and the Company                         2,696,921          (434,436)        2,354,064         2,928,698
       Withdrawals                                  (981,155)         (624,968)         (384,270)         (145,212)
       Annual contract fee                            (8,506)           (7,295)          (31,755)           (4,111)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,781,957          (909,762)        5,030,766         8,731,997
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,717,874           917,399         6,302,601        10,590,822

Contract owners' equity at
    beginning of period                           10,136,124         9,218,725        12,452,785         1,861,963
                                                ------------      ------------      ------------      ------------
Contract owners' equity at
    end of period                               $ 12,853,998      $ 10,136,124      $ 18,755,386      $ 12,452,785
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      MID CAP INDEX -- A                  MID CAP INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     11,240      $          0      $     20,301      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     33,196            26,988            82,424            29,495
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (21,956)          (26,988)          (62,123)          (29,495)

Net realized gain (loss)                             146,528           (95,747)          289,954            36,571
Unrealized appreciation (depreciation)
    during the period                                146,575           614,869           482,090           586,473
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          271,147           492,134           709,921           593,549

Changes from principal transactions:
       Purchase payments                              19,002             9,491         1,422,086         1,648,974
       Transfers between sub-accounts
           and the Company                            (1,440)          140,073           558,357           891,568
       Withdrawals                                  (159,662)         (162,984)         (105,296)          (53,044)
       Annual contract fee                            (1,571)           (1,157)          (11,883)           (2,080)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (143,671)          (14,577)        1,863,264         2,485,418
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          127,476           477,557         2,573,185         3,078,967

Contract owners' equity at
    beginning of period                            2,073,056         1,595,499         3,734,931           655,964
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,200,532      $  2,073,056      $  6,308,116      $  3,734,931
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     SMALL CAP INDEX -- A                SMALL CAP INDEX -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      6,733      $          0      $     11,071      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     34,216            25,276            82,818            26,942
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (27,483)          (25,276)          (71,747)          (26,942)

Net realized gain (loss)                             145,013           168,967           125,871           309,772
Unrealized appreciation (depreciation)
    during the period                                111,232           326,595           586,749           304,459
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          228,762           470,286           640,873           587,289

Changes from principal transactions:
       Purchase payments                              13,296             8,132         1,609,116         1,511,629
       Transfers between sub-accounts
           and the Company                            51,473          (586,369)          745,229           907,381
       Withdrawals                                  (107,233)         (165,124)         (130,034)          (32,154)
       Annual contract fee                            (2,070)           (1,296)          (11,110)           (1,993)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               (44,534)         (744,657)        2,213,201         2,384,863
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          184,228          (274,371)        2,854,074         2,972,152

Contract owners' equity at
    beginning of period                            1,775,486         2,049,857         3,468,629           496,477
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,959,714      $  1,775,486      $  6,322,703      $  3,468,629
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   CAPITAL APPRECIATION -- A           CAPITAL APPRECIATION -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     22,014            18,560            38,650            19,241
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (22,014)          (18,560)          (38,650)          (19,241)

Net realized gain (loss)                             (12,452)          (97,003)           90,255            16,099
Unrealized appreciation (depreciation)
    during the period                                127,688           395,736           139,836           326,715
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           93,222           280,173           191,441           323,573

Changes from principal transactions:
       Purchase payments                              34,978            31,329           715,183         1,177,803
       Transfers between sub-accounts
           and the Company                            37,788           (28,456)         (152,739)          169,984
       Withdrawals                                   (85,613)          (48,054)          (44,515)          (17,959)
       Annual contract fee                              (796)             (862)           (5,738)             (524)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               (13,643)          (46,043)          512,191         1,329,304
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                           79,579           234,130           703,632         1,652,877

Contract owners' equity at
    beginning of period                            1,307,213         1,073,083         2,074,659           421,782
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,386,792      $  1,307,213      $  2,778,291      $  2,074,659
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     HEALTH SCIENCES -- A                HEALTH SCIENCES -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     73,377            54,283            91,628            31,111
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (73,377)          (54,283)          (91,628)          (31,111)

Net realized gain (loss)                             317,170          (149,470)          249,559            57,504
Unrealized appreciation (depreciation)
    during the period                                239,291         1,165,066           477,150           477,124
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          483,084           961,313           635,081           503,517

Changes from principal transactions:
       Purchase payments                              35,535            47,755         2,274,923         2,118,074
       Transfers between sub-accounts
           and the Company                           155,802           452,321           435,247           557,528
       Withdrawals                                  (456,735)         (182,991)         (126,901)          (50,169)
       Annual contract fee                            (4,255)           (3,277)          (13,761)           (1,112)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (269,653)          313,808         2,569,508         2,624,321
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          213,431         1,275,121         3,204,589         3,127,838

Contract owners' equity at
    beginning of period                            4,131,295         2,856,174         3,722,245           594,407
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  4,344,726      $  4,131,295      $  6,926,834      $  3,722,245
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   FINANCIAL SERVICES -- A             FINANCIAL SERVICES -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,911      $      3,733      $     10,482      $      1,610

Expenses:
    Mortality and expense risk
       and administrative charges                     43,526            36,305            59,379            22,060
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (32,615)          (32,572)          (48,897)          (20,450)

Net realized gain (loss)                             103,219           (94,381)          151,202            42,862
Unrealized appreciation (depreciation)
    during the period                                119,451           758,455           177,928           405,841
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          190,055           631,502           280,233           428,253

Changes from principal transactions:
       Purchase payments                              21,849            41,854         1,444,410         1,539,064
       Transfers between sub-accounts
           and the Company                          (163,591)          286,627          (187,568)          352,495
       Withdrawals                                  (342,542)         (115,935)          (45,861)          (32,158)
       Annual contract fee                            (1,860)           (1,705)           (7,872)             (845)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (486,144)          210,841         1,203,109         1,858,556
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                         (296,089)          842,343         1,483,342         2,286,809

Contract owners' equity at
    beginning of period                            2,900,715         2,058,372         2,705,259           418,450
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  2,604,626      $  2,900,715      $  4,188,601      $  2,705,259
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  QUANTITATIVE MID CAP -- A           QUANTITATIVE MID CAP -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     17,802             6,506            15,305             4,377
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (17,802)           (6,506)          (15,305)           (4,377)

Net realized gain (loss)                              51,801           (22,303)           24,444             1,089
Unrealized appreciation (depreciation)
    during the period                                167,114           154,219           145,020            87,401
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          201,113           125,410           154,159            84,113

Changes from principal transactions:
       Purchase payments                               6,457             6,425           203,076           250,966
       Transfers between sub-accounts
           and the Company                         1,119,128            (3,388)          423,392            63,875
       Withdrawals                                  (105,457)          (48,280)          (12,355)             (467)
       Annual contract fee                            (1,045)             (399)           (1,795)             (162)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,019,083           (45,642)          612,318           314,212
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,220,196            79,768           766,477           398,325

Contract owners' equity at
    beginning of period                              465,917           386,149           519,431           121,106
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,686,113      $    465,917      $  1,285,908      $    519,431
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    STRATEGIC GROWTH -- A               STRATEGIC GROWTH -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     32,021            30,766            63,232            37,672
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (32,021)          (30,766)          (63,232)          (37,672)

Net realized gain (loss)                                (987)         (118,765)          239,307            35,271
Unrealized appreciation (depreciation)
    during the period                                116,503           541,167            16,467           587,537
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           83,495           391,636           192,542           585,136

Changes from principal transactions:
       Purchase payments                              27,239            21,630           568,403         2,156,283
       Transfers between sub-accounts
           and the Company                           (89,509)          (83,641)         (777,488)          650,208
       Withdrawals                                  (105,526)         (112,261)          (27,833)          (26,004)
       Annual contract fee                            (1,975)           (2,007)          (12,240)           (2,462)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (169,771)         (176,279)         (249,158)        2,778,025
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          (86,276)          215,357           (56,616)        3,363,161

Contract owners' equity at
    beginning of period                            1,980,476         1,765,119         4,072,745           709,584
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,894,200      $  1,980,476      $  4,016,129      $  4,072,745
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      ALL CAP VALUE -- A                  ALL CAP VALUE -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      9,236      $      1,570      $     17,148      $      2,770

Expenses:
    Mortality and expense risk
       and administrative charges                     47,460            32,883           108,764            38,404
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (38,224)          (31,313)          (91,616)          (35,634)

Net realized gain (loss)                             135,653          (225,343)          295,033            81,051
Unrealized appreciation (depreciation)
    during the period                                301,376           877,259           730,048           735,170
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          398,805           620,603           933,465           780,587

Changes from principal transactions:
       Purchase payments                              37,417            54,178         2,479,456         2,359,352
       Transfers between sub-accounts
           and the Company                           621,488           258,582           466,372           678,338
       Withdrawals                                  (298,091)         (102,400)         (233,575)           40,242
       Annual contract fee                            (2,430)           (1,690)          (17,987)           (1,296)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               358,384           208,670         2,694,266         3,076,636
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          757,189           829,273         3,627,731         3,857,223

Contract owners' equity at
    beginning of period                            2,613,330         1,784,057         4,450,912           593,689
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,370,519      $  2,613,330      $  8,078,643      $  4,450,912
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   STRATEGIC VALUE -- A (5)            STRATEGIC VALUE -- B (5)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      6,085      $        252      $      9,052      $        608

Expenses:
    Mortality and expense risk
       and administrative charges                     27,156            24,540            48,638            15,495
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (21,071)          (24,288)          (39,586)          (14,887)

Net realized gain (loss)                              37,306           (68,528)           67,034            21,076
Unrealized appreciation (depreciation)
    during the period                                231,092           463,467           468,916           239,083
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          247,327           370,651           496,364           245,272

Changes from principal transactions:
       Purchase payments                              27,068            74,877         1,207,774         1,141,611
       Transfers between sub-accounts
           and the Company                           (24,511)         (129,369)          403,304           198,807
       Withdrawals                                  (196,871)         (102,774)         (101,618)          (19,138)
       Annual contract fee                            (1,681)           (1,759)           (8,009)           (1,373)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (195,995)         (159,025)        1,501,451         1,319,907
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                           51,332           211,626         1,997,815         1,565,179

Contract owners' equity at
    beginning of period                            1,666,570         1,454,944         1,982,849           417,670
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,717,902      $  1,666,570      $  3,980,664      $  1,982,849
                                                ============      ============      ============      ============

(5) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        UTILITIES -- A                     UTILITIES -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     22,094      $     14,695      $     15,997      $      4,135

Expenses:
    Mortality and expense risk
       and administrative charges                     38,044            24,961            30,681             8,764
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (15,950)          (10,266)          (14,684)           (4,629)

Net realized gain (loss)                             210,577           (44,873)          133,193             9,188
Unrealized appreciation (depreciation)
    during the period                                465,013           472,317           414,403           159,728
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          659,640           417,178           532,912           164,287

Changes from principal transactions:
       Purchase payments                              18,465            24,286           794,395           615,313
       Transfers between sub-accounts
           and the Company                         1,006,945           285,437           680,518           239,842
       Withdrawals                                  (175,892)          (71,964)          (36,659)           (9,118)
       Annual contract fee                            (2,054)           (1,200)           (3,971)             (229)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               847,464           236,559         1,434,283           845,808
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,507,104           653,737         1,967,195         1,010,095

Contract owners' equity at
    beginning of period                            1,961,163         1,307,426         1,132,987           122,892
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,468,267      $  1,961,163      $  3,100,182      $  1,132,987
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                      MID CAP VALUE -- A                  MID CAP VALUE -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     48,063      $     29,698      $     69,089      $     20,161

Expenses:
    Mortality and expense risk
       and administrative charges                    157,672           118,207           271,555           109,012
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (109,609)          (88,509)         (202,466)          (88,851)

Net realized gain (loss)                             265,618          (153,397)          623,534           (14,661)
Unrealized appreciation (depreciation)
    during the period                              1,901,963         1,810,447         3,223,569         2,088,171
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,057,972         1,568,541         3,644,637         1,984,659

Changes from principal transactions:
       Purchase payments                              68,218           133,695         5,716,047         6,413,192
       Transfers between sub-accounts
           and the Company                         1,872,178          (589,049)          557,053         1,529,779
       Withdrawals                                  (675,582)         (366,033)         (364,785)         (114,772)
       Annual contract fee                            (7,034)           (5,936)          (38,862)           (6,149)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,257,780          (827,323)        5,869,453         7,822,050
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        3,315,752           741,218         9,514,090         9,806,709

Contract owners' equity at
    beginning of period                            8,406,223         7,665,005        12,294,350         2,487,641
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,721,975      $  8,406,223      $ 21,808,440      $ 12,294,350
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    FUNDAMENTAL VALUE -- A              FUNDAMENTAL VALUE -- B
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     44,823      $     20,325      $     48,628      $     14,544

Expenses:
    Mortality and expense risk
       and administrative charges                    152,048           122,588           203,936            90,889
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (107,225)         (102,263)         (155,308)          (76,345)

Net realized gain (loss)                             160,166           (65,024)          286,733            29,230
Unrealized appreciation (depreciation)
    during the period                                833,349         2,025,709         1,181,807         1,701,360
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          886,290         1,858,422         1,313,232         1,654,245

Changes from principal transactions:
       Purchase payments                              34,133           116,555         5,516,825         5,102,330
       Transfers between sub-accounts
           and the Company                           784,575           263,864         1,486,299           310,735
       Withdrawals                                  (695,609)         (395,636)         (234,771)          (77,993)
       Annual contract fee                            (6,384)           (5,510)          (27,729)           (4,988)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               116,715           (20,727)        6,740,624         5,330,084
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,003,005         1,837,695         8,053,856         6,984,329

Contract owners' equity at
    beginning of period                            8,736,554         6,898,859         9,219,586         2,235,257
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  9,739,559      $  8,736,554      $ 17,273,442      $  9,219,586
                                                ============      ============      ============      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                   EMERGING GROWTH -- B (6)           NATURAL RESOURCES -- B (6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      8,280      $     12,532      $     51,994      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                      7,501             1,040            56,670             4,761
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                             779            11,492            (4,676)           (4,761)

Net realized gain (loss)                             (27,274)            3,853           443,878            14,447
Unrealized appreciation (depreciation)
    during the period                                 38,042              (867)          449,278           207,735
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           11,547            14,478           888,480           217,421

Changes from principal transactions:
       Purchase payments                             422,182           284,698         1,741,815           592,622
       Transfers between sub-accounts
           and the Company                          (105,730)           66,970         1,177,527           655,022
       Withdrawals                                   (18,470)           (3,859)          (65,687)             (925)
       Annual contract fee                            (1,418)                0            (4,712)              (70)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               296,564           347,809         2,848,943         1,246,649
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          308,111           362,287         3,737,423         1,464,070

Contract owners' equity at
    beginning of period                              362,287                 0         1,464,070                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $    670,398      $    362,287      $  5,201,493      $  1,464,070
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                           MID CAP                            QUANTITATIVE
                                                         CORE -- B (6)                       ALL CAP -- B (6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004              2003              2004              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     27,005      $          0      $      6,397      $      2,932

Expenses:
    Mortality and expense risk
       and administrative charges                     57,667             9,287             3,467               504
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (30,662)           (9,287)            2,930             2,428

Net realized gain (loss)                             132,922             2,491               408                39
Unrealized appreciation (depreciation)
    during the period                                301,950           159,608            31,683             7,102
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          404,210           152,812            35,021             9,569

Changes from principal transactions:
       Purchase payments                           1,876,837         1,193,705           203,033            38,166
       Transfers between sub-accounts
           and the Company                           308,152           761,185            23,601            43,766
       Withdrawals                                   (90,940)           (2,484)             (506)                0
       Annual contract fee                            (8,782)             (654)             (343)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,085,267         1,951,752           225,785            81,932
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,489,477         2,104,564           260,806            91,501

Contract owners' equity at
    beginning of period                            2,104,564                 0            91,501                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  4,594,041      $  2,104,564      $    352,307      $     91,501
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                                ---------------------------------------------------------------
                                                   LARGE CAP VALUE--B (6)        SMALL CAP OPPORTUNITIES--B (6)
                                                ----------------------------     ------------------------------
                                                   YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2004             2003             2004             2003
                                                -----------      -----------      -----------      ------------
Income:
   Dividends                                    $    21,329      $     8,110           22,672      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    21,121              825           24,630            2,412
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                            208            7,285           (1,958)          (2,412)

Net realized gain (loss)                             37,038              (50)         178,465            3,911
Unrealized appreciation (depreciation)
    during the period                               280,900           10,981          217,324           84,464
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         318,146           18,216          393,831           85,963

Changes from principal transactions:
       Purchase payments                            731,200          317,628          804,183          503,585
       Transfers between sub-accounts
           and the Company                        1,178,791          102,114          663,315           92,737
       Withdrawals                                 (107,133)            (151)         (78,697)            (463)
       Annual contract fee                           (1,964)             (11)          (3,818)              (7)
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,800,894          419,580        1,384,983          595,852
                                                -----------      -----------      -----------      -----------
Total increase (decrease) in
    contract owners' equity                       2,119,040          437,796        1,778,814          681,815

Contract owners' equity at
    beginning of period                             437,796                0          681,815                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 2,556,836      $   437,796      $ 2,460,629      $   681,815
                                                ===========      ===========      ===========      ===========

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See acompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                           SPECIAL
                                                         VALUE--B (6)                   REAL RETURN BOND--B(6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004             2003              2004               2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      3,481      $          0      $    137,961      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                      7,947               431           154,494            23,220
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                          (4,466)             (431)          (16,533)          (23,220)

Net realized gain (loss)                               8,230             1,126           112,208           (23,145)
Unrealized appreciation (depreciation)
    during the period                                 93,428             6,452           563,010           112,197
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations           97,192             7,147           658,685            65,832

Changes from principal transactions:
       Purchase payments                             175,824            46,639         3,743,917         2,949,178
       Transfers between sub-accounts
           and the Company                           490,762            57,695         4,311,004         1,240,155
       Withdrawals                                   (16,855)             (535)         (524,560)          (22,311)
       Annual contract fee                              (749)               (1)          (14,526)             (365)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions               648,982           103,798         7,515,835         4,166,657
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                          746,174           110,945         8,174,520         4,232,489

Contract owners' equity at
    beginning of period                              110,945                 0         4,232,489                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $    857,119      $    110,945      $ 12,407,009      $  4,232,489
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See acompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                AMERICAN INTERNATIONAL--B (6)           AMERICAN GROWTH--B (6)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2004             2003              2004               2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    154,390      $          0      $      7,652      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    161,964            11,491           479,100            53,693
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                          (7,574)          (11,491)         (471,448)          (53,693)

Net realized gain (loss)                             251,122            35,617           571,358            84,945
Unrealized appreciation (depreciation)
    during the period                              1,997,715           299,877         3,754,739           968,603
                                                ------------      ------------      ------------      ------------
Net increase (decrease) in
    contract owners' equity from operations        2,241,263           324,003         3,854,649           999,855

Changes from principal transactions:
       Purchase payments                          12,718,657         1,978,200        26,005,620         7,878,862
       Transfers between sub-accounts
           and the Company                         3,597,319         1,186,357         7,664,599         4,624,483
       Withdrawals                                  (340,602)          (14,606)         (934,622)          (68,843)
       Annual contract fee                           (12,801)              (91)          (49,190)             (896)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            15,962,573         3,149,860        32,686,407        12,433,606
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       18,203,836         3,473,863        36,541,056        13,433,461

Contract owners' equity at
    beginning of period                            3,473,863                 0        13,433,461                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 21,677,699      $  3,473,863      $ 49,974,517      $ 13,433,461
                                                ============      ============      ============      ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                     ------------------------------------------------------------
                                                     AMERICAN BLUE-CHIP INCOME &     AMERICAN GROWTH- INCOME--B(6)
                                                            GROWTH--B (6)
                                                     ----------------------------    ----------------------------
                                                        YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                         2004            2003            2004            2003
                                                     ------------    ------------    ------------    ------------
Income:
   Dividends                                         $          0    $          0    $     81,804    $          0

Expenses:
    Mortality and expense risk
       and administrative charges                         208,753          34,968         359,178          37,203
                                                     ------------    ------------    ------------    ------------

Net investment income (loss)                             (208,753)        (34,968)       (277,374)        (37,203)

Net realized gain (loss)                                  140,218           9,350         410,591          32,820
Unrealized appreciation (depreciation)
    during the period                                   1,159,824         708,977       2,274,672         745,814
                                                     ------------    ------------    ------------    ------------

Net increase (decrease) in
    contract owners' equity from operations             1,091,289         683,359       2,407,889         741,431

Changes from principal transactions:
       Purchase payments                                5,465,966       5,812,104      21,793,977       5,904,162
       Transfers between sub-accounts
           and the Company                              3,133,237       1,581,806       6,662,651       2,811,062
       Withdrawals                                       (452,894)        (18,051)       (762,516)        (91,795)
       Annual contract fee                                (27,455)           (293)        (34,040)           (548)
                                                     ------------    ------------    ------------    ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                  8,118,854       7,375,566      27,660,072       8,622,881
                                                     ------------    ------------    ------------    ------------

Total increase (decrease) in
    contract owners' equity                             9,210,143       8,058,925      30,067,961       9,364,312

Contract owners' equity at
    beginning of period                                 8,058,925               0       9,364,312               0
                                                     ------------    ------------    ------------    ------------

Contract owners' equity at
    end of period                                    $ 17,269,068    $  8,058,925    $ 39,432,273    $  9,364,312
                                                     ============    ============    ============    ============

(6) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                            AMERICAN CENTURY -       PIMCO VIT ALL
                                                             SMALL COMPANY (7)         ASSET (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED            YEAR ENDED
                                                                DECEMBER 31           DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $                0     $           57,076

Expenses:
    Mortality and expense risk
       and administrative charges                                          333                  9,449
                                                            ------------------     ------------------

Net investment income (loss)                                              (333)                47,627

Net realized gain (loss)                                                   298                  8,214
Unrealized appreciation (depreciation)
    during the period                                                    7,487                 49,600
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                              7,452                105,441

Changes from principal transactions:
       Purchase payments                                                37,832                746,961
       Transfers between sub-accounts
           and the Company                                              21,574              1,376,043
       Withdrawals                                                        (183)               (12,830)
       Annual contract fee                                                  (8)                  (179)
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                                  59,215              2,109,995
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                             66,667              2,215,436

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $           66,667     $        2,215,436
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                              CORE EQUITY (7)       CLASSIC VALUE (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED            YEAR ENDED
                                                                DECEMBER 31           DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $                0     $            3,700

Expenses:
    Mortality and expense risk
       and administrative charges                                        6,418                  3,325
                                                            ------------------     ------------------
Net investment income (loss)                                            (6,418)
                                                                                                  375

Net realized gain (loss)                                                10,095                  1,944
Unrealized appreciation (depreciation)
    during the period                                                  195,220                 61,294
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                            198,897                 63,613
Changes from principal transactions:
       Purchase payments                                             1,518,806                604,679
       Transfers between sub-accounts
           and the Company                                              79,003                 90,368
       Withdrawals                                                      (1,437)                  (458)
       Annual contract fee                                                 (11)                   (11)
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                               1,596,361                694,578
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                          1,795,258                758,191

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $        1,795,258     $          758,191
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                                                        US GLOBAL
                                                            QUANTITATIVE VALUE       LEADERS GROWTH
                                                                   (7)                    (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED            YEAR ENDED
                                                                DECEMBER 31           DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                                 0     $            2,260

Expenses:
    Mortality and expense risk
       and administrative charges                                          194                  2,620
                                                            ------------------     ------------------

Net investment income (loss)                                              (194)                  (360)

Net realized gain (loss)                                                    30                    134
Unrealized appreciation (depreciation)
    during the period                                                    5,420                 31,192
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                              5,256                 30,966

Changes from principal transactions:
       Purchase payments                                                25,803                551,827
       Transfers between sub-accounts
           and the Company                                              76,813                  6,256
       Withdrawals                                                        (154)                     0
       Annual contract fee                                                   0                      0
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                                 102,462                558,083
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                            107,718                589,049

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                                      107,718     $          589,049
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                               JOHN HANCOCK         JOHN HANCOCK VST
                                                            STRATEGIC INCOME--        INTL' EQ-- A
                                                                 B (7)                    (7)
                                                            ------------------     ------------------
                                                                YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31            DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $           10,646     $            3,246

Expenses:
    Mortality and expense risk
       and administrative charges                                        3,629                  6,941
                                                            ------------------     ------------------

Net investment income (loss)                                             7,017                 (3,695)

Net realized gain (loss)                                                   391                  3,795
Unrealized appreciation (depreciation)
    during the period                                                   25,899                129,344
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                             33,307                129,444

Changes from principal transactions:
       Purchase payments                                               649,939                  7,091
       Transfers between sub-accounts
           and the Company                                              62,629                886,768
       Withdrawals                                                        (335)               (17,551)
       Annual contract fee                                                   0                   (112)
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                                 712,233                876,196
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                            745,540              1,005,640

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $          745,540     $        1,005,640
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                            -----------------------------------------
                                                               JOHN HANCOCK         GREAT COMPANIES
                                                            VST INTL' EQ--B          OF AMERICA--B
                                                                   (7)                    (8)
                                                            ------------------     ------------------
                                                                YEAR ENDED             YEAR ENDED
                                                                DECEMBER 31            DECEMBER 31
                                                                   2004                   2004
                                                            ------------------     ------------------
Income:
   Dividends                                                $            7,470     $                2

Expenses:
    Mortality and expense risk
       and administrative charges                                       16,974                    200
                                                            ------------------     ------------------

Net investment income (loss)                                            (9,504)                  (198)

Net realized gain (loss)                                               (32,760)                (5,772)
Unrealized appreciation (depreciation)
    during the period                                                  321,452                    (54)
                                                            ------------------     ------------------

Net increase (decrease) in
    contract owners' equity from operations                            279,188                 (6,024)

Changes from principal transactions:
       Purchase payments                                               308,024                 45,635
       Transfers between sub-accounts
           and the Company                                           1,890,180                (25,425)
       Withdrawals                                                     (34,128)                     0
       Annual contract fee                                              (7,497)                     0
                                                            ------------------     ------------------

Net increase (decrease) in contract owners'
    equity from principal transactions                               2,156,579                 20,210
                                                            ------------------     ------------------

Total increase (decrease) in
    contract owners' equity                                          2,435,767                 14,186

Contract owners' equity at
    beginning of period                                                      0                      0
                                                            ------------------     ------------------

Contract owners' equity at
    end of period                                           $        2,435,767     $           14,186
                                                            ==================     ==================

(7) Commencement of Operations, May 3, 2004, through a vote of the Board of Directors.

(8) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                     SCUDDER 21ST CENTURY GROWTH--B (9)       SCUDDER CAPITAL GROWTH--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $          1,818   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              10,434              1,882             19,308              2,844
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (10,434)            (1,882)           (17,490)            (2,844)

Net realized gain (loss)                                        2,131                514             36,997                399
Unrealized appreciation (depreciation)
    during the period                                          63,173             22,849             78,455             42,285
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                    54,870             21,481             97,962             39,840

Changes from principal transactions:
       Purchase payments                                      288,972            381,625            595,279            706,674
       Transfers between sub-accounts
           and the Company                                     11,239             19,889             50,365             14,244
       Withdrawals                                             (2,109)                (6)            (7,794)            (2,502)
       Annual contract fee                                     (2,019)                 0             (3,536)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        296,083            401,508            634,314            718,416
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   350,953            422,989            732,276            758,256

Contract owners' equity at
    beginning of period                                       422,989                  0            758,256                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $        773,942   $        422,989   $      1,490,532   $        758,256
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                       SCUDDER GLOBAL DISCOVERY--B (9)        SCUDDER GROWTH & INCOME--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $          8,552   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              14,093              1,380             32,588              3,154
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (14,093)            (1,380)           (24,036)            (3,154)

Net realized gain (loss)                                       19,737              1,156             38,376              1,481
Unrealized appreciation (depreciation)
    during the period                                         210,687             37,851            181,796             59,492
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   216,331             37,627            196,136             57,819

Changes from principal transactions:
       Purchase payments                                      651,358            334,939          1,947,860            882,698
       Transfers between sub-accounts
           and the Company                                     29,020             38,071            (13,249)            29,853
       Withdrawals                                            (10,513)              (648)           (32,543)            (3,460)
       Annual contract fee                                     (1,848)                 0             (3,922)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        668,017            372,362          1,898,146            909,091
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   884,348            409,989          2,094,282            966,910

Contract owners' equity at
    beginning of period                                       409,989                  0            966,910                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      1,294,337   $        409,989   $      3,061,192   $        966,910
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                        SCUDDER HEALTH SCIENCES--B (9)         SCUDDER INTERNATIONAL--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $         21,230   $              0

Expenses:
    Mortality and expense risk

       and administrative charges                              33,101              6,001             41,255              4,105
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (33,101)            (6,001)           (20,025)            (4,105)

Net realized gain (loss)                                       38,992             17,562             61,437              3,039
Unrealized appreciation (depreciation)
    during the period                                         138,645             82,832            399,616            106,039
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   144,536             94,393            441,028            104,973

Changes from principal transactions:
       Purchase payments                                    1,054,931          1,017,557          2,114,701          1,047,015
       Transfers between sub-accounts
           and the Company                                     93,069             77,906            (71,710)            79,808
       Withdrawals                                            (20,911)            (4,280)           (73,439)            (3,265)
       Annual contract fee                                     (5,647)                 0             (5,600)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      1,121,442          1,091,183          1,963,952          1,123,558
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                 1,265,978          1,185,576          2,404,980          1,228,531

Contract owners' equity at
    beginning of period                                     1,185,576                  0          1,228,531                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      2,451,554   $      1,185,576   $      3,633,511   $      1,228,531
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                      SCUDDER AGGRESSIVE GROWTH--B (9)           SCUDDER BLUE CHIP--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $              0   $              0   $          6,578   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              18,020              2,591             49,865              7,021
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (18,020)            (2,591)           (43,287)            (7,021)

Net realized gain (loss)                                        3,478              1,024             66,849              1,154
Unrealized appreciation (depreciation)
    during the period                                          31,467             36,418            410,403            139,908
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                    16,925             34,851            433,965            134,041

Changes from principal transactions:
       Purchase payments                                      534,595            572,739          1,866,260          1,536,994
       Transfers between sub-accounts
           and the Company                                     50,344            110,794            180,477             79,491
       Withdrawals                                             (5,959)               (51)           (93,391)            (7,481)
       Annual contract fee                                     (3,288)                 0             (8,325)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                        575,692            683,482          1,945,021          1,609,004
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                   592,617            718,333          2,378,986          1,743,045

Contract owners' equity at
    beginning of period                                       718,333                  0          1,743,045                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      1,310,950   $        718,333   $      4,122,031   $      1,743,045
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                       SCUDDER CONTARIAN VALUE--B (9)        SCUDDER GLOBAL BLUE CHIP--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $         46,776   $              0   $          5,813   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              66,908              5,385             16,571              2,215
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                  (20,132)            (5,385)           (10,758)            (2,215)

Net realized gain (loss)                                       71,527              3,538             10,955                368
Unrealized appreciation (depreciation)
    during the period                                         295,507            124,628            159,252             55,315
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                   346,902            122,781            159,449             53,468

Changes from principal transactions:
       Purchase payments                                    2,748,315          1,290,055            417,302            524,990
       Transfers between sub-accounts
           and the Company                                    431,842            161,650            258,035             20,353
       Withdrawals                                            (47,169)            (4,158)           (17,476)              (107)
       Annual contract fee                                    (12,022)                 0             (3,121)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      3,120,966          1,447,547            654,740            545,236
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                 3,467,868          1,570,328            814,189            598,704

Contract owners' equity at
    beginning of period                                     1,570,328                  0            598,704                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      5,038,196   $      1,570,328   $      1,412,893   $        598,704
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                     -------------------------------------------------------------------------
                                                     SCUDDER GOVERNMENT SECURITIES--B (9)         SCUDDER GROWTH--B (9)
                                                     -----------------------------------   -----------------------------------
                                                           YEAR ENDED DECEMBER 31                 YEAR ENDED DECEMBER 31
                                                           2004               2003               2004               2003
                                                     ----------------   ----------------   ----------------   ----------------
Income:
   Dividends                                         $        116,849   $              0   $              0   $              0

Expenses:
    Mortality and expense risk
       and administrative charges                              57,230             15,651             15,544              1,247
                                                     ----------------   ----------------   ----------------   ----------------

Net investment income (loss)                                   59,619            (15,651)           (15,544)            (1,247)

Net realized gain (loss)                                        2,033               (666)             2,367              3,473
Unrealized appreciation (depreciation)
    during the period                                          (1,997)            29,368             58,969             14,342
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in
    contract owners' equity from operations                    59,655             13,051             45,792             16,568

Changes from principal transactions:
       Purchase payments                                    1,580,300          2,687,008            912,007            440,892
       Transfers between sub-accounts
           and the Company                                   (452,513)          (185,506)            44,591            (61,537)
       Withdrawals                                            (69,318)            (4,384)           (10,653)            (1,050)
       Annual contract fee                                     (8,022)                 0             (1,838)                 0
                                                     ----------------   ----------------   ----------------   ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      1,050,447          2,497,118            944,107            378,305
                                                     ----------------   ----------------   ----------------   ----------------

Total increase (decrease) in
    contract owners' equity                                 1,110,102          2,510,169            989,899            394,873

Contract owners' equity at
    beginning of period                                     2,510,169                  0            394,873                  0
                                                     ----------------   ----------------   ----------------   ----------------

Contract owners' equity at
    end of period                                    $      3,620,271   $      2,510,169   $      1,384,772   $        394,873
                                                     ================   ================   ================   ================

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                ---------------------------------------------------------------
                                                                                  SCUDDER INTERNATIONAL SELECT
                                                SCUDDER HIGH INCOME -- B (9)            EQUITY -- B (9)
                                                -----------------------------     -----------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                -----------      ------------     -----------      -----------
Income:
   Dividends                                    $   182,765      $         0      $     9,082      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    54,218            7,467           27,777            3,525
                                                -----------      -----------      -----------      -----------
Net investment income (loss)                        128,547           (7,467)         (18,695)          (3,525)

Net realized gain (loss)                             13,220            6,501           29,531           28,724
Unrealized appreciation (depreciation)
    during the period                               234,965           97,383          303,412           70,910
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         376,732           96,417          314,248           96,109

Changes from principal transactions:
       Purchase payments                          1,818,607        1,828,738        1,217,364          599,486
       Transfers between sub-accounts
           and the Company                          197,549            7,892          236,952           41,799
       Withdrawals                                  (68,570)          (8,834)         (34,370)          (3,362)
       Annual contract fee                           (8,907)               0           (4,173)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,938,679        1,827,796        1,415,773          637,923
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       2,315,411        1,924,213        1,730,021          734,032

Contract owners' equity at
    beginning of period                           1,924,213                0          734,032                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 4,239,624      $ 1,924,213      $ 2,464,053      $   734,032
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                ---------------------------------------------------------------
                                                 SCUDDER FIXED INCOME -- B (9)    SCUDDER MONEY MARKET -- B (9)
                                                ------------------------------    -----------------------------
                                                   YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                ------------     ------------     ------------     ------------
Income:
   Dividends                                    $   194,994      $         0      $    16,427      $     2,013

Expenses:
    Mortality and expense risk
       and administrative charges                    89,403           12,877           49,248           18,303
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        105,591          (12,877)         (32,821)         (16,290)

Net realized gain (loss)                              4,265             (696)             144                0
Unrealized appreciation (depreciation)
    during the period                                57,110           41,212                0                0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         166,966           27,639          (32,677)         (16,290)

Changes from principal transactions:
       Purchase payments                          4,784,180        2,738,447        4,912,936        6,613,838
       Transfers between sub-accounts
           and the Company                          (36,545)         224,894       (6,445,530)      (2,558,273)

       Withdrawals                                 (206,085)         (24,104)        (104,098)         (16,734)

       Annual contract fee                          (11,302)               0           (2,632)               0
                                                -----------      -----------      -----------      -----------
Net increase (decrease) in contract owners'
    equity from principal transactions            4,530,248        2,939,237       (1,639,324)       4,038,831
                                                -----------      -----------      -----------      -----------
Total increase (decrease) in
    contract owners' equity                       4,697,214        2,966,876       (1,672,001)       4,022,541

Contract owners' equity at
    beginning of period                           2,966,876                0        4,022,541                0
                                                -----------      -----------      -----------      -----------
Contract owners' equity at
    end of period                               $ 7,664,090      $ 2,966,876      $ 2,350,540      $ 4,022,541
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER
                                                SMALL CAP GROWTH -- B (9)       SCUDDER TECHNOLOGY GROWTH -- B (9)
                                                -----------------------------   ----------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                ------------     ------------     ------------     ---------------
Income:
   Dividends                                    $         0      $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    37,897            5,701           20,590            5,054
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        (37,897)          (5,701)         (20,590)          (5,054)

Net realized gain (loss)                             25,578              331           23,410           42,199
Unrealized appreciation (depreciation)
    during the period                               221,282           67,229           32,512           67,196
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         208,963           61,859           35,332          104,341

Changes from principal transactions:

       Purchase payments                          1,294,437        1,268,896          537,457          780,085
       Transfers between sub-accounts
           and the Company                             (533)         113,125           53,667           59,838
       Withdrawals                                  (35,496)          (2,253)         (21,098)          (3,065)
       Annual contract fee                           (6,209)               0           (4,165)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            1,252,199        1,379,768          565,861          836,858
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       1,461,162        1,441,627          601,193          941,199

Contract owners' equity at
    beginning of period                           1,441,627                0          941,199                0
                                                -----------      -----------      -----------      -----------
Contract owners' equity at
    end of period                               $ 2,902,789      $ 1,441,627      $ 1,542,392      $   941,199
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                SCUDDER TOTAL RETURN -- B(9)    SCUDDER DAVIS VENTURE VALUE -- B(9)
                                                -----------------------------   ------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                                ------------     ------------     ------------     -----------
Income:
   Dividends                                    $    32,294      $         0      $     1,621      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    46,133           13,890           80,915            8,872

Net investment income (loss)                        (13,839)         (13,890)         (79,294)          (8,872)
                                                -----------      -----------      -----------      -----------

Net realized gain (loss)                             93,733           11,556           91,311            2,388
Unrealized appreciation (depreciation)
    during the period                                66,354          124,148          463,518          202,071
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations         146,248          121,814          475,535          195,587

Changes from principal transactions:
       Purchase payments                          1,540,910        2,518,664        3,166,032        1,971,872
       Transfers between sub-accounts
           and the Company                         (786,708)        (189,964)         518,732          301,915
       Withdrawals                                  (41,732)          (4,549)         (64,167)          (4,332)
       Annual contract fee                           (6,314)               0          (12,311)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions              706,156        2,324,151        3,608,286        2,269,455
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                         852,404        2,445,965        4,083,821        2,465,042

Contract owners' equity at
    beginning of period                           2,445,965                0        2,465,042                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 3,298,369      $ 2,445,965      $ 6,548,863      $ 2,465,042
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                              --------------------------------------------------------------------
                                                  SCUDDER DREMAN FINANCIAL          SCUDDER DREMAN HIGH RETURN
                                                      SERVICES -- B(9)                    EQUITY --  B(9)
                                              ---------------------------------  ---------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $    16,001        $         0      $    56,994      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  25,114              5,035           85,989           10,095
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                       (9,113)            (5,035)         (28,995)         (10,095)

Net realized gain (loss)                           38,692             19,349          118,319            1,940
Unrealized appreciation (depreciation)
    during the period                             106,826             68,322          607,788          266,276
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       136,405             82,636          697,112          258,121

Changes from principal transactions:
       Purchase payments                          789,932            664,402        3,302,848        2,578,770
       Transfers between sub-accounts
           and the Company                         24,085             13,795          (89,376)         213,400
       Withdrawals                                (19,698)            (2,125)        (122,894)          (3,473)
       Annual contract fee                         (4,964)                 0          (13,754)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            789,355            676,072        3,076,824        2,788,697
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       925,760            758,708        3,773,936        3,046,818

Contract owners' equity at
    beginning of period                           758,708                  0        3,046,818                0
                                              -----------        -----------      -----------      -----------
Contract owners' equity at
    end of period                             $ 1,684,468        $   758,708      $ 6,820,754      $ 3,046,818
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                                  SCUDDER DREMAN SMALL CAP       SCUDDER EAGLE FOCUSED LARGE CAP
                                                        VALUE -- B(9)                    GROWTH -- B (9)
                                              ---------------------------------  -------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $    13,235        $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  58,312              6,505           35,820            5,286
                                              -----------        -----------      -----------      -----------
Net investment income (loss)                      (45,077)            (6,505)         (35,820)          (5,286)

Net realized gain (loss)                           92,705              3,975            3,549              907
Unrealized appreciation (depreciation)
    during the period                             788,680            178,834           78,518           79,601
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       836,308            176,304           46,247           75,222

Changes from principal transactions:
       Purchase payments                        2,553,459          1,466,901        1,740,081        1,080,137
       Transfers between sub-accounts
           and the Company                         16,827             81,869           21,243           66,538
       Withdrawals                                (46,391)            (5,485)         (44,789)          (3,335)
       Annual contract fee                         (8,872)                 0           (5,453)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions          2,515,023          1,543,285        1,711,082        1,143,340
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                     3,351,331          1,719,589        1,757,329        1,218,562

Contract owners' equity at
    beginning of period                         1,719,589                  0        1,218,562                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $ 5,070,920        $ 1,719,589      $ 2,975,891      $ 1,218,562
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                              ----------------------------------------------------------------------
                                              SCUDDER FOCUS VALUE & GROWTH -- B (9)      SCUDDER INDEX 500 -- B (9)
                                              -------------------------------------     ----------------------------
                                                      YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2004                 2003             2004             2003
                                              ------------             ------------     ------------     -----------
Income:
   Dividends                                  $     1,966              $         0      $    32,573      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   9,525                    1,087          102,699            9,930
                                              -----------              -----------      -----------      -----------

Net investment income (loss)                       (7,559)                  (1,087)         (70,126)          (9,930)

Net realized gain (loss)                            3,520                       10           43,689            1,804
Unrealized appreciation (depreciation)
    during the period                              75,443                   24,631          693,171          196,290
                                              -----------              -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        71,404                   23,554          666,734          188,164

Changes from principal transactions:
       Purchase payments                          508,980                  216,547        4,041,188        2,658,068
       Transfers between sub-accounts
           and the Company                         39,342                    2,842        2,113,831           17,385
       Withdrawals                                 (1,228)                    (139)         (83,298)         (10,907)
       Annual contract fee                         (1,170)                       0          (13,835)               0
                                              -----------              -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            545,924                  219,250        6,057,886        2,664,546
                                              -----------              -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       617,328                  242,804        6,724,620        2,852,710

Contract owners' equity at
    beginning of period                           242,804                        0        2,852,710                0
                                              -----------              -----------      -----------      -----------

Contract owners' equity at
    end of period                             $   860,132              $   242,804      $ 9,577,330      $ 2,852,710
                                              ===========              ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                  SCUDDER INVESCO DYNAMIC            SCUDDER JANUS GROWTH &
                                                      GROWTH -- B(9)                     INCOME -- B(9)
                                              -------------------------------     ----------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $         0        $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   7,461              1,262           25,006            4,332
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                       (7,461)            (1,262)         (25,006)          (4,332)

Net realized gain (loss)                           46,039                395           14,748            1,004
Unrealized appreciation (depreciation)
    during the period                              52,480             24,457          186,614           74,792
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        91,058             23,590          176,356           71,464

Changes from principal transactions:
       Purchase payments                          186,103            211,300          912,706          797,955
       Transfers between sub-accounts
           and the Company                        470,784             18,766           79,787           81,443
       Withdrawals                                 (4,664)              (643)         (50,699)          (4,490)
       Annual contract fee                           (951)                 0           (4,279)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            651,272            229,423          937,515          874,908
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       742,330            253,013        1,113,871          946,372

Contract owners' equity at
    beginning of period                           253,013                  0          946,372                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $   995,343        $   253,013      $ 2,060,243      $   946,372
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              -----------------------------------------------------------------

                                                   SCUDDER JANUS GROWTH              SCUDDER MFS STRATEGIC
                                                   OPPORTUNITIES --  B(9)                VALUE -- B(9)
                                              -------------------------------     ----------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2004            2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $         0        $         0      $     2,891      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                   6,074              1,186           44,716            5,291
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                       (6,074)            (1,186)         (41,825)          (5,291)

Net realized gain (loss)                            1,631                113           41,680              989
Unrealized appreciation (depreciation)
    during the period                              44,497             19,545          490,246           80,120
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        40,054             18,472          490,101           75,817

Changes from principal transactions:
       Purchase payments                          125,188            244,571        2,016,468          873,488
       Transfers between sub-accounts
           and the Company                         10,139             13,994          480,815          224,091
       Withdrawals                                 (3,130)            (1,606)         (61,407)          (5,416)
       Annual contract fee                         (1,429)                 0           (6,168)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            130,768            256,959        2,429,708        1,092,163
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       170,822            275,431        2,919,809        1,167,980

Contract owners' equity at
    beginning of period                           275,431                  0        1,167,980                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $   446,253        $   275,431      $ 4,087,789      $ 1,167,980
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              -----------------------------------------------------------------
                                                   SCUDDER OAK STRATEGIC             SCUDDER TURNER MID CAP
                                                      EQUITY -- B (9)                    GROWTH -- B (9)
                                              -------------------------------     -----------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004              2003              2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $         0        $         0      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  22,133              2,783           23,149            4,815
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                      (22,133)            (2,783)         (23,149)          (4,815)

Net realized gain (loss)                            5,235                789           32,839           22,182
Unrealized appreciation (depreciation)
    during the period                              29,887             55,669          149,440           71,696
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations        12,989             53,675          159,130           89,063

Changes from principal transactions:
       Purchase payments                        1,005,020            598,987          933,293          681,472
       Transfers between sub-accounts
           and the Company                         71,949            119,692            7,679           40,024
       Withdrawals                                (16,698)              (970)         (15,014)            (402)
       Annual contract fee                         (3,139)                 0           (3,556)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions          1,057,132            717,709          922,402          721,094
                                              -----------        -----------      -----------      -----------
Total increase (decrease) in
    contract owners' equity                     1,070,121            771,384        1,081,532          810,157

Contract owners' equity at
    beginning of period                           771,384                  0          810,157                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $ 1,841,505        $   771,384      $ 1,891,689      $   810,157
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                              ------------------------------------------------------------------
                                               SCUDDER REAL ESTATE -- B (9)     SCUDDER STRATEGIC INCOME -- B (9)
                                              -------------------------------   ---------------------------------
                                                  YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                  2004               2003             2004             2003
                                              ------------       ------------     ------------     -----------
Income:
   Dividends                                  $    22,439        $         0      $    54,676      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                  48,497              6,203           25,811            3,966
                                              -----------        -----------      -----------      -----------

Net investment income (loss)                      (26,058)            (6,203)          28,865           (3,966)

Net realized gain (loss)                           99,292                918             (782)          (1,465)
Unrealized appreciation (depreciation)
    during the period                             807,460            121,567          114,769           17,131
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       880,694            116,282          142,852           11,700

Changes from principal transactions:
       Purchase payments                        1,999,363          1,498,004        1,186,845          926,714
       Transfers between sub-accounts
           and the Company                       (285,440)            48,008          (53,748)         (26,463)
       Withdrawals                                (65,941)            (8,223)         (59,155)         (11,359)
       Annual contract fee                         (8,252)                 0           (3,359)               0
                                              -----------        -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions          1,639,730          1,537,789        1,070,583          888,892
                                              -----------        -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                     2,520,424          1,654,071        1,213,435          900,592

Contract owners' equity at
    beginning of period                         1,654,071                  0          900,592                0
                                              -----------        -----------      -----------      -----------

Contract owners' equity at
    end of period                             $ 4,174,495        $ 1,654,071      $ 2,114,027      $   900,592
                                              ===========        ===========      ===========      ===========

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                                      --------------------------------------------------
                                                       SCUDDER CONSERVATIVE          SCUDDER GROWTH &
                                                       INCOME STRATEGY (10)        INCOME STRATEGY (10)
                                                      ----------------------      ----------------------
                                                      YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31
                                                               2004                        2004
                                                      ----------------------      ----------------------
Income:
   Dividends                                              $         0                 $         0

Expenses:
    Mortality and expense risk
       and administrative charges                                 244                      25,562
                                                          -----------                 -----------

Net investment income (loss)                                     (244)                    (25,562)

Net realized gain (loss)                                            2                       5,801
Unrealized appreciation (depreciation)
    during the period                                           1,512                     374,973
                                                          -----------                 -----------

Net increase (decrease) in
    contract owners' equity from operations                     1,270                     355,212

Changes from principal transactions:
       Purchase payments                                      123,907                   7,367,179
       Transfers between sub-accounts
           and the Company                                     34,628                   1,067,017
       Withdrawals                                                  0                      (1,819)
       Annual contract fee                                          0                           0
                                                          -----------                 -----------
Net increase (decrease) in contract owners'
    equity from principal transactions                        158,535                   8,432,377
                                                          -----------                 -----------
Total increase (decrease) in
    contract owners' equity                                   159,805                   8,787,589

Contract owners' equity at
    beginning of period                                             0                           0
                                                          -----------                 -----------
Contract owners' equity at
    end of period                                         $   159,805                 $ 8,787,589
                                                          ===========                 ===========

(10) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                          SUB-ACCOUNT
                                                      --------------------------------------------------
                                                         SCUDDER INCOME &            SCUDDER GROWTH
                                                       GROWTH STRATEGY (10)           STRATEGY (10)
                                                      ----------------------      ----------------------
                                                      YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31
                                                               2004                        2004
                                                      ----------------------      ----------------------
Income:
   Dividends                                                $         0               $         0

Expenses:
    Mortality and expense risk
       and administrative charges                                 7,923                    18,397
                                                            -----------               -----------

Net investment income (loss)                                     (7,923)                  (18,397)

Net realized gain (loss)                                          5,142                     2,261
Unrealized appreciation (depreciation)
    during the period                                            82,611                   337,541
                                                            -----------               -----------

Net increase (decrease) in
    contract owners' equity from operations                      79,830                   321,405

Changes from principal transactions:
       Purchase payments                                      1,417,613                 5,636,533
       Transfers between sub-accounts
           and the Company                                      468,528                   927,413
       Withdrawals                                                 (750)                   (7,090)
       Annual contract fee                                            0                         0
                                                            -----------               -----------

Net increase (decrease) in contract owners'
    equity from principal transactions                        1,885,391                 6,556,856
                                                            -----------               -----------

Total increase (decrease) in
    contract owners' equity                                   1,965,221                 6,878,261

Contract owners' equity at
    beginning of period                                               0                         0
                                                            -----------               -----------

Contract owners' equity at
    end of period                                           $ 1,965,221               $ 6,878,261
                                                            ===========               ===========

(10) Commencement of Operations, August 16, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                  SUB-ACCOUNT
                                                   -----------------------------------------
                                                    SCUDDER TEMPLETON      SCUDDER MERCURY
                                                    FOREIGN VALUE (11)   LARGE CAP CORE (11)
                                                   -------------------   -------------------
                                                       YEAR ENDED             YEAR ENDED
                                                       DECEMBER 31           DECEMBER 31
                                                           2004                  2004
                                                   -------------------   -------------------
Income:
   Dividends                                          $          0          $          0

Expenses:
    Mortality and expense risk
       and administrative charges                              111                     5
                                                      ------------          ------------

Net investment income (loss)                                  (111)                   (5)

Net realized gain (loss)                                       565                     0
Unrealized appreciation (depreciation)
    during the period                                        2,858                   101
                                                      ------------          ------------

Net increase (decrease) in
    contract owners' equity from operations                  3,312                    96

Changes from principal transactions:
       Purchase payments                                        60                     0
       Transfers between sub-accounts
           and the Company                                  50,593                 2,991
       Withdrawals                                               0                     0
       Annual contract fee                                       0                     0
                                                      ------------          ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      50,653                 2,991
                                                      ------------          ------------
Total increase (decrease) in
    contract owners' equity                                 53,965                 3,087

Contract owners' equity at
    beginning of period                                          0                     0
                                                      ------------          ------------

Contract owners' equity at
    end of period                                     $     53,965          $      3,087
                                                      ============          ============

(11) Commencement of Operations, November 15, 2004, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                      -------------------------------------------------------------------
                                                                                            ALGER AMERICAN LEVERAGED ALL
                                                      ALGER AMERICAN BALANCED -- B (9)              CAP -- B (9)
                                                      --------------------------------     ------------------------------
                                                           YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2004              2003              2004              2003
                                                      -------------      ------------      ------------      ------------
Income:
   Dividends                                           $     52,603      $        165      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            59,320             8,961            14,700             2,438
                                                       ------------      ------------      ------------      ------------

Net investment income (loss)                                 (6,717)           (8,796)          (14,700)           (2,438)

Net realized gain (loss)                                     22,280              (157)            3,998             1,094
Unrealized appreciation (depreciation)
    during the period                                        90,925            95,285            63,846            36,016
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations                 106,488            86,332            53,144            34,672

Changes from principal transactions:
       Purchase payments                                  2,067,204         1,704,801           429,434           458,618
       Transfers between sub-accounts
           and the Company                                  351,992           224,255            95,727            58,829
       Withdrawals                                          (54,651)           (1,117)          (10,325)           (4,287)
       Annual contract fee                                   (9,141)                0            (2,748)                0
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                    2,355,404         1,927,939           512,088           513,160
                                                       ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                               2,461,892         2,014,271           565,232           547,832

Contract owners' equity at
    beginning of period                                   2,014,271                 0           547,832                 0
                                                       ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                                      $  4,476,163      $  2,014,271      $  1,113,064      $    547,832
                                                       ============      ============      ============      ============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                      --------------------------------------------------------------------
                                                           CREDIT SUISSE EMERGING        CREDIT SUISSE GLOBAL POST VENTURE
                                                              MARKETS -- B (9)                           CAPITAL -- B (9)
                                                      --------------------------------   ---------------------------------
                                                          YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                           2004              2003              2004              2003
                                                      --------------     -------------   ---------------     -------------
Income:
   Dividends                                           $     (3,380)     $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                            16,431             1,849             4,504               502
                                                       ------------      ------------      ------------      ------------

Net investment income (loss)                                (19,811)           (1,849)           (4,504)             (502)

Net realized gain (loss)                                     30,807             4,760             5,627               134
Unrealized appreciation (depreciation)
    during the period                                       217,672            46,504            46,088            10,843
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations                 228,668            49,415            47,211            10,475

Changes from principal transactions:
       Purchase payments                                    496,390           401,512           126,263           139,838
       Transfers between sub-accounts
           and the Company                                  113,292            68,186            15,958            20,259
       Withdrawals                                           (4,962)           (5,372)           (1,207)                0
       Annual contract fee                                   (3,286)                0            (1,077)                0

                                                       ------------      ------------      ------------      ------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      601,434           464,326           139,937           160,097
                                                       ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                                 830,102           513,741           187,148           170,572

Contract owners' equity at
    beginning of period                                     513,741                 0           170,572                 0
                                                       ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                                      $  1,343,843      $    513,741      $    357,720      $    170,572
                                                       ============      ============      ============      ============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                   SUB-ACCOUNT
                                                       -------------------------------------------------------------------
                                                       DREYFUS SOCIALLY RESPONSIBLE
                                                            GROWTH FUND -- B (9)           DREYFUS IP MIDCAP STOCK -- B (9)
                                                       -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2004              2003              2004               2003
                                                       -------------     -------------     -------------     -------------
Income:
   Dividends                                           $        713      $          0      $    126,619      $      2,788

Expenses:
    Mortality and expense risk
       and administrative charges                             5,687               704            63,687             8,877
                                                       ------------      ------------      ------------      ------------

Net investment income (loss)                                 (4,974)             (704)          (62,932)           (6,089)

Net realized gain (loss)                                      1,059             1,770            31,318             9,120
Unrealized appreciation (depreciation)
    during the period                                        21,862            10,262           446,202           150,601
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations                  17,947            11,328           540,452           153,632

Changes from principal transactions:
       Purchase payments                                    301,261           131,801         1,984,638         1,962,496
       Transfers between sub-accounts
           and the Company                                    8,783            15,818           303,932           196,810
       Withdrawals                                           (2,171)             (388)          (52,167)           (7,611)
       Annual contract fee                                     (752)                0           (10,995)                0
                                                       ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions                      307,121           147,231         2,225,408         2,151,695
                                                       ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                                 325,068           158,559         2,765,860         2,305,327

Contract owners' equity at
    beginning of period                                     158,559                 0         2,305,327                 0
                                                       ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                                      $    483,627      $    158,559      $  5,071,187      $  2,305,327
                                                       ============      ============      ============      ============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      SUB-ACCOUNT
                                                     -------------------------------------------------------------------------------
                                                          INVESCO UTILITIES -- B (9)                           TOTAL
                                                     -------------------------------------     -------------------------------------
                                                             YEAR ENDED DECEMBER 31                   YEAR ENDED DECEMBER 31
                                                          2004                  2003                 2004                 2003
                                                     ----------------     ----------------     ----------------     ----------------
Income:
   Dividends                                         $        14,112      $         4,953      $    27,755,863      $    21,475,715

Expenses:
    Mortality and expense risk
       and administrative charges                             12,176                2,277           27,561,070           18,208,893
                                                     ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                                   1,936                2,676              194,793            3,266,822

Net realized gain (loss)                                       9,027                 (143)          (5,714,706)         (60,206,209)
Unrealized appreciation (depreciation)
    during the period                                        163,420               31,943          175,329,485          282,045,883
                                                     ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations                  174,383               34,476          169,809,572          225,106,496

Changes from principal transactions:
       Purchase payments                                     331,680              438,084          541,999,948          400,535,821
       Transfers between sub-accounts
           and the Company                                    45,834                7,225           29,934,031           20,047,359
       Withdrawals                                            (5,615)                (570)        (131,290,814)        (105,576,693)
       Annual contract fee                                    (2,401)                   0           (2,336,662)            (752,332)
                                                     ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions                       369,498              444,739          438,306,503          314,254,155
                                                     ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                                  543,881              479,215          608,116,075          539,360,651

Contract owners' equity at
    beginning of period                                      479,215                    0        1,514,150,539          974,789,888
                                                     ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                                    $     1,023,096      $       479,215      $ 2,122,266,614      $ 1,514,150,539
                                                     ===============      ===============      ===============      ===============

(9) Commencement of Operations, May 12, 2003, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION


The Manufacturers Life Insurance Company of New York, Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in 122 sub-accounts of the Manufacturers Investment Trust (the Trust), 34 sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation and one sub-account of the Invesco VIF Funds. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes thirty-one contracts, distinguished principally by the level of expenses and surrender charges. These thirty-one contracts are Venture Variable Annuity (VEN 9, 10, 19, 24, 35, 36, 37, 38, 44, 45, 46, 47, MLL 10, 38, 47, TYP20, 21, 30, 31), Vision
Variable Annuity (VIS 24, 24B), Scudder Wealthmark Annuity (WV A1N, A2N, A3N, P1N, P2N, P3N) and Scudder Wealthmark ML3 Annuity (W3 A1N, A3N, N1N, N3N).



The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (ManUSA), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into ManUSA.



On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, Strategic Opportunities -- Class B, Investment Quality Bond -- Class B, Growth & Income -- Class B, Blue Chip Growth -- Class B, Money Market -- Class B, Global Equity -- Class B, Global Bond -- Class B, U.S. Government Securities -- Class B, Diversified Bond -- Class B, Income & Value -- Class B, Large Cap Growth -- Class B, Equity-Income -- Class B, Strategic Bond -- Class B, Overseas -- Class B, All Cap Core -- Class B, All Cap Growth -- Class B, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class B, Emerging Small Company -- Class B, Aggressive Growth -- Class B, International Stock -- Class B, US Large CapValue -- Class B, Value -- Class B, Real Estate Securities -- Class B, Income & Value -- Class B, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class B, International Value -- Class B, Small Company Blend -- Class B, Total Return -- Class B, U.S. Large Cap Value -- Class B, Mid Cap Stock -- Class B, Tactical Allocation -- Class B, Dynamic Growth -- Class B, Internet Technologies -- Class B, SSGA International Equity Index -- Class B, Total Stock Market


1. ORGANIZATION (CONTINUED)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                   Notes to Financial Statements (continued)





Index -- Class B, 500 Index -- Class B, Mid Cap Index -- Class B, Small Cap Index -- Class B, Capital Appreciation -- Class B, Telecommunications -- Class B, Health Sciences -- Class B, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class B, Financial Services -- Class B, Quantitative Mid Cap -- Class B, Strategic Growth -- Class B, All Cap Value -- Class B, Capital Opportunities -- Class B, Utilities -- Class B, Mid Cap Value -- Class B and Fundamental Value -- Class B, commenced operations.


On May 5, 2003, twelve new sub-accounts, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, and American Growth-Income -- Class B commenced operations.


On May 12, 2003, forty-one new sub-accounts, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B, commenced operations.





On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 5, 2003 the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                   Notes to Financial Statements (continued)




1. ORGANIZATION (CONTINUED)

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S. Large Cap through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts, Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, and Mid Cap Opportunities -- Class B, ceased operations through a vote of the Board of Directors.

On April 30, 2004, Quantitative Equity sub-account was merged into the US Large Cap Value sub-account through a vote of the board of directors.

On April 30, 2004, Balanced sub-account was merged into the Income & Value sub-account through a vote of the board of directors.

On May 3, 2004, nine sub-accounts, American Century Small Company, PIMCO VIT All Asset Portfolio, LMFM Core Equity, PIM Classic Value, MFC Quantitative Value, U.S. Global Leaders Growth, John Hancock Strategic Income, John Hancock VST International Equity Index -- Class A, John Hancock VST International Equity Index -- Class B commenced operation.

On June 18, 2004, International Index sub-account was merged into the John Hancock VST International Equity Index sub-account through a vote of the board of directors.

On August 16, 2004, three sub-accounts, Scudder Growth & Income Strategy, Scudder Income & Growth Strategy, and Scudder Growth Strategy commenced operation.

On November 15, 2004, two sub-accounts, Scudder Mercury Large Cap Core and Scudder Templeton Foreign Value commenced operation.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                   Notes to Financial Statements (continued)




general account has not been registered as an investment company under the Investment Company Act of 1940.


The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.



The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.



3. AFFILIATED COMPANY TRANSACTIONS



The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by ManUSA and 40% owned by the Company.


4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i)   Current Contract Series (VEN 9, 10, 19, 24, 35, 36, 37, 38, MLL10, MLL38):
      deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.


(ii) Current Contract Series (VIS 24, 24B, TYP20, 21): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                   Notes to Financial Statements (continued)




(iii) Current Contract Series (TYP 30, 31): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively.


(iv) Current Contract Series (VEN 44, 45, 46, 47, MLL47): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.



(v) Current Contract Series (WVA1N, A2N, A3N, P3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




4. CONTRACT CHARGES (CONTINUED)


(vi) Current Contract Series (W3N1N, N3N): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.



(viii)Current Contract Series (W3A1N, A3N): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively.



(vix) Current Contract Series (WVP1N, P2N): deductions from each sub-account are made daily for administration, mortality and expense risks and the payment enhancement rider equal to an effective annual rate of 0.15%, 1.25% and 0.35% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2004:


                                                    PURCHASES       SALES
                                                   -----------   -----------
Strategic Opportunities Portfolio -- Class A       $   429,586   $ 6,138,516
Strategic Opportunities Portfolio -- Class B         1,348,353     1,211,787
Investment Quality Bond Portfolio -- Class A         3,078,155     5,372,073
Investment Quality Bond Portfolio -- Class B         4,571,953     3,824,716
Growth & Income Portfolio -- Class A                 5,044,804    20,492,284
Growth & Income Portfolio -- Class B                11,390,828     8,147,626
Blue Chip Growth Portfolio -- Class A                2,448,019    11,499,191
Blue Chip Growth Portfolio -- Class B               13,709,498     8,162,945
Money Market Portfolio -- Class A                   36,607,063    47,006,341
Money Market Portfolio -- Class B                   68,717,407    68,434,497
Global Equity Portfolio -- Class A                     946,296     3,812,703
Global Equity Portfolio -- Class B                   2,305,350     1,366,330
Global Bond Portfolio -- Class A                     2,875,640     3,868,023
Global Bond Portfolio -- Class B                     7,481,039     5,044,535
U.S. Government Securities Portfolio -- Class A      5,607,658    11,862,047
U.S. Government Securities Portfolio -- Class B     12,796,522    14,259,188
Diversified Bond Portfolio -- Class A                1,571,915     4,278,355
Diversified Bond Portfolio -- Class B               31,179,652    11,435,304
Income & Value Portfolio -- Class A                  5,361,744     4,177,772
Income & Value Portfolio -- Class B                  8,307,199     4,495,260
Large Cap Growth Portfolio -- Class A                1,052,677     3,376,760
Large Cap Growth Portfolio -- Class B                8,492,618     5,527,419
Equity-Income Portfolio -- Class A                   5,584,529    12,263,617
Equity-Income Portfolio -- Class B                  22,960,728    14,620,458
Strategic Bond Portfolio -- Class A                  2,601,453     6,028,843
Strategic Bond Portfolio -- Class B                  8,172,495     5,106,410
Overseas Portfolio -- Class A                          602,709     2,663,022
Overseas Portfolio -- Class B                        4,250,431     2,814,935
All Cap Core Portfolio -- Class A                      280,975     3,170,982
All Cap Core Portfolio -- Class B                      471,517       316,046
All Cap Growth Portfolio -- Class A                    288,474     5,404,961
All Cap Growth Portfolio -- Class B                  3,089,175     2,270,228

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                     PURCHASES          SALES
                                                   ------------     ------------
International Small Cap Portfolio -- Class A       $  2,945,646     $  3,647,126
International Small Cap Portfolio -- Class B          4,408,230        2,575,380
Pacific Rim Emerging Markets Portfolio -- Class A       935,323          928,232
Pacific Rim Emerging Markets Portfolio -- Class B     3,111,603        2,529,996
Science & Technology Portfolio -- Class A             1,712,880        5,782,877
Science & Technology Portfolio -- Class B             8,393,142        6,157,867
Emerging Small Company Portfolio -- Class A           1,073,114        1,908,747
Emerging Small Company Portfolio -- Class B           5,378,289        3,609,610
Aggressive Growth Portfolio -- Class A                1,367,150        4,958,422
Aggressive Growth Portfolio -- Class B                7,557,110        6,109,655
International Stock Portfolio -- Class A                359,239        1,191,915
International Stock Portfolio -- Class B                828,917          609,671
Quantitative Equity Trust -- Class A                    142,863        6,250,423
Quantitative Equity Trust  -- Class B                    83,379          431,707
Value Portfolio -- Class A                              475,120        2,642,965
Value Portfolio -- Class B                            2,633,137        1,471,022
Real Estate Securities Portfolio -- Class A           1,841,269        2,646,152
Real Estate Securities Portfolio -- Class B           8,309,797        5,514,200
Balanced Portfolio -- Class A                           284,475        4,601,936
Balanced Portfolio -- Class B                           651,176        1,526,971
High Yield Portfolio -- Class A                       5,210,817       10,604,603
High Yield Portfolio -- Class B                      20,628,256       19,424,494
Lifestyle Aggressive 1000 Portfolio -- Class A          780,335          754,724
Lifestyle Aggressive 1000 Portfolio -- Class B       41,818,707       25,224,294
Lifestyle Growth 820 Portfolio -- Class A             4,681,317        4,819,131
Lifestyle Growth 820 Portfolio -- Class B           181,005,304       80,729,491
Lifestyle Balanced 640 Portfolio -- Class A          11,502,425        9,008,763
Lifestyle Balanced 640 Portfolio -- Class B         164,426,295       74,319,571
Lifestyle Moderate 460 Portfolio -- Class A           5,803,344        5,949,012
Lifestyle Moderate 460 Portfolio -- Class B          62,166,446       29,171,551
Lifestyle Conservative 280 Portfolio -- Class A       4,598,596        8,243,937
Lifestyle Conservative 280 Portfolio -- Class B      30,604,125       19,322,221
Small Company Value Portfolio -- Class A              2,299,783        3,189,168
Small Company Value Portfolio -- Class B             13,815,097        9,361,465
International Value Portfolio -- Class A              2,081,655        1,786,003
International Value Portfolio -- Class B              9,914,385        6,478,876

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                    PURCHASES           SALES
                                                   ------------     ------------
Small Company Blend Portfolio -- Class A           $    594,735     $  1,467,906
Small Company Blend Portfolio -- Class B              5,607,388        3,572,829
Total Return Portfolio -- Class A                     4,596,929       11,668,564
Total Return Portfolio -- Class B                    27,505,350       24,230,271
U.S. Large Cap Portfolio -- Class A                   7,069,782        4,478,933
U.S. Large Cap Portfolio -- Class B                   9,095,688        5,609,532
Mid Cap Stock Portfolio -- Class A                    1,469,785        2,090,940
Mid Cap Stock Portfolio -- Class B                   11,170,711        7,366,227
Global Allocation Portfolio -- Class A                  430,732        1,593,457
Global Allocation Portfolio -- Class B                3,068,005        1,098,296
Dynamic Growth Portfolio -- Class A                     245,165        1,416,491
Dynamic Growth Portfolio -- Class B                   1,565,534        2,027,077
International Index Portfolio -- Class A                200,131        1,105,498
International Index Portfolio -- Class B                611,310        1,755,284
Total Stock Market Index Portfolio -- Class A           334,071          332,803
Total Stock Market Index Portfolio -- Class B         4,841,520        3,078,202
500 Index Portfolio -- Class A                        4,559,490        2,852,253
500 Index Portfolio -- Class B                       16,672,386       11,764,299
Mid Cap Index Portfolio -- Class A                      493,473          659,099
Mid Cap Index Portfolio -- Class B                    5,216,681        3,415,540
Small Cap Index Portfolio -- Class A                  2,378,615        2,450,634
Small Cap Index Portfolio -- Class B                  8,057,622        5,916,169
Capital Appreciation Portfolio -- Class A               175,031          210,687
Capital Appreciation Portfolio -- Class B             2,193,000        1,719,460
Health Sciences Portfolio -- Class A                  1,433,418        1,776,448
Health Sciences Portfolio -- Class B                  6,241,493        3,763,613
Financial Services Portfolio -- Class A                 363,224          881,983
Financial Services Portfolio -- Class B               3,481,482        2,327,270

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                           PURCHASES       SALES
                                                         ------------   ------------
Quantitative Mid Cap Portfolio -- Class A                $  1,233,450   $    232,169
Quantitative Mid Cap Portfolio -- Class B                   1,143,468        546,456
Strategic Growth Portfolio -- Class A                         109,063        310,855
Strategic Growth Portfolio -- Class B                       2,679,890      2,992,279
All Cap Value Portfolio -- Class A                          1,036,810        716,650
All Cap Value Portfolio -- Class B                          6,449,178      3,846,528
Strategic Value Portfolio -- Class A                          420,599        637,666
Strategic Value Portfolio -- Class B                        3,824,741      2,362,877
Utilities Portfolio -- Class A                              1,767,158        935,643
Utilities Portfolio -- Class B                              2,947,834      1,528,237
Mid Cap Value Portfolio -- Class A                          2,724,880      1,576,709
Mid Cap Value Portfolio -- Class B                         15,847,323     10,180,335
Fundamental Value Portfolio -- Class A                      1,233,429      1,223,939
Fundamental Value Portfolio -- Class B                     13,758,646      7,173,330
Emerging Growth Portfolio -- Class B                        1,158,213        860,870
Natural Resources Portfolio -- Class B                      7,246,118      4,401,850
Mid Cap Core Portfolio -- Class B                           5,233,413      3,178,808
Quantitative All Cap Portfolio -- Class B                     422,027        193,312
Large Cap Value Portfolio -- Class B                        3,408,174      1,607,073
Small Cap Opportunities Portfolio -- Class B                3,775,346      2,392,321
Special Value Portfolio -- Class B                            893,131        248,616
Real Return Bond Portfolio -- Class B                      16,399,895      8,900,591
American International Portfolio -- Class B                25,235,039      9,280,040
American Growth Portfolio -- Class B                       57,665,800     25,450,842
American Blue-Chip Income & Growth Portfolio -- Class B    16,106,980      8,196,878
American Growth-Income Portfolio -- Class B                45,649,532     18,266,834
American Century -- Small Company                             122,218         63,335
PIMCO VIT All Asset Portfolio                               2,953,868        796,245
Core Equity                                                 2,597,896      1,007,954
Classic Value                                               1,031,954        337,001
Quantitative Value                                            172,995         70,727
US Global Leaders Growth                                      847,891        290,168
Strategic Income                                            1,031,800        312,551
John Hancock VST Int'l Eq Index -- Class A                  1,182,843        310,342
John Hancock VST Int'l Eq Index -- Class A                  3,469,384      1,322,310
Great Companies America -- Class B                             59,865         39,853
Scudder 21st Century Growth Portfolio -- Class B              362,813         77,165

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               PURCHASES           SALES
                                                             -------------     -------------
Scudder Capital Growth Portfolio -- Class B                  $   1,065,352     $     448,527
Scudder Global Discovery Portfolio -- Class B                      731,246            77,322
Scudder Growth & Income Portfolio -- Class B                     2,416,797           542,687
Scudder Health Sciences Portfolio -- Class B                     1,445,070           356,727
Scudder International Portfolio -- Class B                       2,303,628           359,701
Scudder Aggressive Growth Portfolio -- Class B                     589,490            31,818
Scudder Blue Chip Portfolio -- Class B                           2,330,824           429,090
Scudder Contarian Value Portfolio -- Class B                     5,084,345         1,983,511
Scudder Global Blue Chip Portfolio -- Class B                      709,280            65,298
Scudder Government Securities Portfolio -- Class B               2,082,954           972,888
Scudder Growth Portfolio -- Class B                                979,249            50,685
Scudder High Income Portfolio -- Class B                         2,272,692           205,466
Scudder International Select Equity Portfolio -- Class B         1,567,505           170,427
Scudder Fixed Income Portfolio -- Class B                        5,733,556         1,097,717
Scudder Money Market Portfolio -- Class B                        8,510,862        10,184,461
Scudder Small Cap Growth Portfolio -- Class B                    1,458,570           244,268
Scudder Technology Growth Portfolio -- Class B                     861,929           316,658
Scudder Total Return Portfolio -- Class B                        1,888,259         1,195,942
Scudder Davis Venture Value Portfolio -- Class B                 4,132,524           603,532
Scudder Dreman Financial Services Portfolio -- Class B           1,262,200           481,958
Scudder Dreman High Return Equity Portfolio -- Class B           3,795,582           747,753
Scudder Dreman Small Cap Value Portfolio -- Class B              2,863,709           393,763
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B      2,001,579           326,317
Scudder Focus Value & Growth Portfolio -- Class B                  690,214           151,848
Scudder Index 500 Portfolio -- Class B                           6,421,247           433,485
Scudder Invesco Dynamic Growth Portfolio -- Class B              1,306,530           662,719
Scudder Janus Growth & Income Portfolio -- Class B               1,044,005           131,495
Scudder Janus Growth Opportunities Portfolio -- Class  B           137,265            12,571
Scudder MFS Strategic Value Portfolio -- Class B                 2,741,106           353,224
Scudder Oak Strategic Equity Portfolio -- Class B                1,203,615           168,617
Scudder Turner Mid Cap Growth Portfolio -- Class B               1,331,789           432,538
Scudder Real Estate Portfolio -- Class B                         2,229,666           615,995
Scudder Strategic Income Portfolio -- Class B                    1,393,627           294,179
Scudder Conservative Income Strategy                               158,536               244
Scudder Growth & Income Strategy                                 8,695,298           288,484

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)




5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                   PURCHASES           SALES
                                                                --------------     --------------
Scudder Income & Growth Strategy                                $    2,013,329     $      135,861
Scudder Growth Strategy                                              6,559,108             20,648
Scudder Templeton Foreign Value                                         52,343              1,801
Scudder Mercury Large Cap Core                                           2,991                  5
Alger American Balanced Portfolio -- Class B                         2,843,031            494,344
Alger American Leveraged All Cap Portfolio -- Class B                  536,897             39,508
Credit Suisse Emerging Markets Portfolio -- Class B                    712,272            130,649
Credit Suisse Global Post Venture Capital Portfolio -- Class B         202,818             67,386
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B          311,450              9,302
Dreyfus IP Midcap Stock Portfolio -- Class B                         2,474,311            185,970
Invesco Utilities Portfolio -- Class B                                 486,750            115,316
                                                                --------------     --------------
Total                                                           $1,378,967,022     $  940,467,181
                                                                ==============     ==============

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                                STRATEGIC OPPORTUNITIES TRUST A
                            --------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------   -------------------------
Units, beginning of period                1,877,744                 2,126,799                 2,418,573                  2,526,191
Units issued                                 32,502                   132,368                   317,485                    563,812
Units redeemed                             (314,259)                 (381,423)                 (609,259)                  (671,430)
                            -----------------------   -----------------------   -----------------------    -----------------------

Units, end of period                      1,595,987                 1,877,744                 2,126,799                  2,418,573
                            =======================   =======================   =======================    =======================

Unit value                  $8.185893 TO $25.234563   $7.417269 to $22.785020   $5.998128 to $18.361297    $9.968780 to $30.409247

Net assets, end of period   $            33,130,721   $            35,114,546   $            32,409,304    $            65,388,991

Investment income ratio*                       0.09%                     0.00%                     0.00%                      0.50%

Expense ratio, lowest to
  highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
  highest***                       10.36 % TO 10.75%          23.66% to 24.09%       (39.83%) to (39.62%)       (16.65%) to (13.41%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   STRATEGIC OPPORTUNITIES TRUST B
                            -----------------------------------------------------------------------------
                                      2004                       2003                      2002
                            -------------------------  ------------------------  ------------------------
Units, beginning of period                   127,684                    18,855                        0
Units issued                                 141,942                   118,469                   22,453
Units redeemed                              (127,200)                   (9,640)                  (3,598)
                            ------------------------   -----------------------   ----------------------

Units, end of period                         142,426                   127,684                   18,855
                            ========================   =======================   ======================

Unit value                  $10.867778 TO $11.274586   $9.831290 to $10.173768   $7.956590 to $8.213230

Net assets, end of period   $              1,595,505   $             1,292,365   $              153,585

Investment income ratio*                        0.02%                     0.00%                    0.00%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return, lowest to
  highest***                         10.43% TO 10.82%          23.44% to 23.87%       (36.35%) to (9.50%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INVESTMENT QUALITY BOND TRUST A
                            -------------------------------------------------------------------------------------------------------
                                      2004                     2003                      2002                      2001
                            ------------------------- ------------------------- ------------------------- -------------------------
Units, beginning of period                   953,282                 1,207,940                   930,078                   578,146
Units issued                                  89,269                   143,394                   543,664                   747,349
Units redeemed                              (230,368)                 (398,052)                 (265,802)                 (395,417)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                         812,183                   953,282                 1,207,940                   930,078
                            ========================  ========================  ========================  ========================

Unit value                  $16.153504 TO $25.776081  $15.684843 to $24.940564  $14.872861 to $23.566806  $13.767444 to $21.739025

Net assets, end of period   $             17,006,204  $             19,567,615  $             23,510,193  $             17,713,998

Investment income ratio*                        6.00%                     5.30%                     4.96%                     5.26%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
  highest***                           2.99% TO 3.35%            5.46% to 5.83%            8.03% to 8.41%            4.59% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            INVESTMENT QUALITY BOND TRUST B
                                      ----------------------------------------------------------------------------
                                               2004                       2003                      2002
                                      ------------------------  ------------------------  ------------------------
Units, beginning of period                             466,218                   184,741                         0
Units issued                                           293,304                   412,931                   219,208
Units redeemed                                        (260,390)                 (131,454)                  (34,467)
                                      ------------------------  ------------------------  ------------------------

Units, end of period                                   499,132                   466,218                   184,741
                                      ========================  ========================  ========================

Unit value                            $14.438164 TO $14.572100  $14.040925 to $14.145464  $13.324346 to $13.410129

Net assets, end of period             $              7,232,071  $              6,561,941  $              2,464,300

Investment income ratio*                                  5.22%                     4.25%                     0.33%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40%to 1.75%            1.40% to 1.75%

Total return, lowest to highest***               2.83% TO 3.19%             5.38%to 5.75%            2.27% to 7.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                GROWTH & INCOME TRUST A
                            ------------------------------------------------------------------------------------------------------
                                    2004                       2003                      2002                       2001
                            -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period                4,833,189                 5,354,904                 5,816,181                  5,393,278
Units issued                                319,172                   361,607                 1,088,530                  1,525,043
Units redeemed                             (910,630)                 (883,322)               (1,549,808)                (1,102,140)
                            -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                      4,241,731                 4,833,189                 5,354,903                  5,816,181
                            =======================   =======================   =======================   ========================

Unit value                  $9.861332 TO $30.370984   $9.399287 to $28.846586   $7.556172 to $23.109098   $10.162651 to $30.971701

Net assets, end of period   $            95,127,134   $           105,348,633   $            95,740,462   $            154,965,453

Investment income ratio*                       0.88%                     1.00%                     0.66%                      0.41%

Expense ratio, lowest to
   highest**                          1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
   highest***                         4.92% TO 5.28%          24.39% to 24.83%       (25.65%) to (25.39%)       (12.74%) to (11.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GROWTH & INCOME TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                        2003                    2002
                                     ------------------------   ------------------------   -----------------------
Units, beginning of period                            966,144                    243,460                         0
Units issued                                          937,880                    791,003                   267,753
Units redeemed                                       (673,922)                   (68,319)                  (24,293)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,230,102                    966,144                   243,460
                                     ========================   ========================   =======================

Unit value                           $12.412328 TO $13.506868   $11.843741 to $12.855881   $9.525105 to $10.313304

Net assets, end of period            $             16,363,138   $             12,268,573   $             2,495,966

Investment income ratio*                                 0.69%                      0.81%                     0.02%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              4.70% TO 5.06%           24.22% to 24.65%        (23.80%) to (6.48%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               BLUE CHIP GROWTH TRUST A
                            --------------------------------------------------------------------------------------------------
                                     2004                      2003                     2002                     2001
                            -----------------------  -----------------------  -----------------------  -----------------------
Units, beginning of period                3,811,796                4,317,765                4,704,819                4,645,360
Units issued                                186,529                  289,902                  720,092                1,202,166
Units redeemed                             (637,266)                (795,871)              (1,107,146)              (1,142,707)
                            -----------------------  -----------------------  -----------------------  -----------------------

Units, end of period                      3,361,059                3,811,796                4,317,765                4,704,819
                            =======================  =======================  =======================  =======================

Unit value                  $9.807280 TO $21.626140  $9.153842 to $20.165015  $7.211675 to $15.870738  $9.689796 to $21.302974

Net assets, end of period   $            59,864,179  $            63,874,566  $            57,549,632  $            89,407,674

Investment income ratio*                       0.12%                    0.04%                    0.00%                    0.00%

Expense ratio, lowest to
   highest**                          1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%           1.40% to 1.75%

Total return, lowest to
  highest***                          7.14% TO 7.51%         26.93% to 27.38%      (25.57%) to (25.31%)     (16.02%) to (12.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                BLUE CHIP GROWTH TRUST B
                                     -----------------------------------------------------------------------------
                                               2004                       2003                       2002
Units, beginning of period                            698,908                    165,993                         0
Units issued                                        1,107,267                    606,063                   174,945
Units redeemed                                       (666,020)                   (73,148)                   (8,952)
                                     ------------------------   ------------------------   -----------------------

Units, end of period                                1,140,155                    698,908                   165,993
                                     ========================   ========================   =======================

Unit value                           $12.942556 TO $13.965409   $12.090745 to $13.013611   $9.527205 to $10.228826

Net assets, end of period                          15,702,111   $              8,975,191   $             1,680,569

Investment income ratio*                                 0.06%                      0.11%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              6.94% TO 7.31%           26.78% to 27.22%        (23.78%) to (6.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MONEY MARKET TRUST A
                            ------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 2,678,171                 4,836,130                 4,564,279                 2,436,548
Units issued                               2,489,529                 4,002,349                27,474,859                23,725,546
Units redeemed                            (3,204,990)               (6,160,308)              (27,203,008)              (21,597,815)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       1,962,710                 2,678,171                 4,836,130                 4,564,279
                            ========================  ========================  ========================  ========================

Unit value                  $12.589853 TO $17.089347  $12.697270 to $17.191998  $12.833898 to $17.333587  $12.895798 to $17.373703

Net assets, end of period   $             29,823,922  $             40,217,219  $             71,391,279  $             69,981,120

Investment income ratio*                        0.80%                     0.60%                     1.17%                     3.34%

Expense ratio, lowest to
   highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
   highest***                       (0.95%) TO (0.60%)        (1.16%) to (0.82%)        (0.58%) to (0.23%)           1.77% to 2.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  MONEY MARKET TRUST B
                                     ------------------------------------------------------------------------------
                                              2004                        2003                       2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                          1,566,775                    967,894                          0
Units issued                                        5,626,807                  5,646,489                  3,054,895
Units redeemed                                     (5,587,594)                (5,047,608)                (2,087,001)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                1,605,988                  1,566,775                    967,894
                                     ========================   ========================   ========================

Unit value                           $12.125860 TO $12.238349   $12.263567 to $12.336529   $12.420152 to $12.462854

Net assets, end of period            $             19,536,353   $             19,244,952   $             12,039,280

Investment income ratio*                                 0.53%                      0.37%                      0.59%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***           (1.14%) TO (0.80%)         (1.36%) to (1.01%)         (0.64%) to (0.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST A
                            -----------------------------------------------------------------------------------------------------
                                     2004                       2003                     2002                       2001
                            ------------------------  ------------------------  -----------------------  ------------------------
Units, beginning of period                 1,221,720                 1,451,265                1,656,525                 1,886,504
Units issued                                  32,775                    28,097                1,122,855                   225,211
Units redeemed                              (161,988)                 (257,642)              (1,328,115)                 (455,190)
                            ------------------------  ------------------------  -----------------------  ------------------------

Units, end of period                       1,092,507                 1,221,720                1,451,265                 1,656,525
                            ========================  ========================  =======================  ========================

Unit value                  $12.544497 TO $25.580338  $11.125022 to $22.606366  $8.882263 to $17.985999  $11.174588 to $22.548612

Net assets, end of period   $             26,117,237  $             25,984,138  $            24,611,343  $             36,287,981

Investment income ratio*                        1.77%                     0.91%                    1.39%                     2.49%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
  highest***                         12.76% TO 13.16%          25.25% to 25.69%      (20.51%) to (20.23%)      (17.47%) to (17.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                GLOBAL EQUITY TRUST B
                                     ------------------------------------------------------------------------------
                                              2004                        2003                     2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                             83,900                     24,202                          0
Units issued                                          177,940                    122,703                    171,874
Units redeemed                                       (106,064)                   (63,005)                  (147,672)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                  155,776                     83,900                     24,202
                                     ========================   ========================   ========================

Unit value                           $14.349048 TO $14.649783   $12.737013 to $12.971433   $10.177657 to $10.339112

Net assets, end of period            $              2,270,871   $              1,083,508   $                249,566

Investment income ratio*                                 1.22%                      0.58%                      0.02%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***            12.54% TO 12.94%           25.02% to 25.46%         (18.58%) to (4.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL BOND TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                      2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                   333,171                   445,908                   270,370                   297,496
Units issued                                 125,554                   108,256                   374,866                   358,156
Units redeemed                              (168,352)                 (220,993)                 (199,328)                 (385,282)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                         290,373                   333,171                   445,908                   270,370
                            ========================  ========================  ========================  ========================

Unit value                  $18.434631 TO $28.591497  $17.017639 to $26.301362  $15.007467 to $23.113561  $12.713906 to $19.512793

Net assets, end of period   $              7,259,280  $              7,789,870  $              9,221,378  $              4,982,215

Investment income ratio*                        3.76%                     3.99%                     0.00%                     0.00%

Expense ratio, lowest to
   highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
   highest***                          8.33% TO 8.71%          13.39% to 13.79%          18.04% to 18.45%         (2.07%) to (0.88%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GLOBAL BOND TRUST B
                                     ------------------------------------------------------------------------------
                                               2004                        2003                      2002
                                     ------------------------   ------------------------   ------------------------
Units, beginning of period                            316,380                     96,278                          0
Units issued                                          445,870                    373,238                    246,256
Units redeemed                                       (302,785)                  (153,136)                  (149,978)
                                     ------------------------   ------------------------   ------------------------

Units, end of period                                  459,465                    316,380                     96,278
                                     ========================   ========================   ========================

Unit value                           $17.491941 TO $18.331732   $16.172895 to $16.932377   $14.290823 to $14.946973

Net assets, end of period            $              8,102,863   $              5,159,954   $              1,379,417

Investment income ratio*                                 2.91%                      3.49%                      0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              8.16% TO 8.54%           13.17% to 13.57%            5.13% to 19.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               U.S. GOVERNMENT SECURITIES TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                          2003                   2002                           2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                 1,852,464                 2,575,837                 1,464,448                   832,568
Units issued                                 291,873                   557,186                 1,758,529                 1,428,710
Units redeemed                              (646,752)               (1,280,559)                 (647,140)                 (796,830)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                       1,497,585                 1,852,464                 2,575,837                 1,464,448
                            ========================  ========================  ========================  ========================

Unit value                  $14.885190 TO $22.869318  $14.724137 to $22.541971  $14.728774 to $22.470272  $13.879256 to $21.100300

Net assets, end of period   $             28,279,437  $             34,706,928  $             47,850,583  $             27,017,212

Investment income ratio*                        2.02%                     3.48%                     3.14%                     4.64%

Expense ratio, lowest to
   highest**                           1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
   highest***                          1.10% TO 1.45%          (0.03%) to 0.32%            6.12% to 6.49%            4.49% to 5.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          U.S. GOVERNMENT SECURITIES TRUST B
                                    ----------------------------------------------------------------------------
                                             2004                       2003                      2002
                                    ------------------------  ------------------------  ------------------------
Units, beginning of period                         1,241,591                   381,311                         0
Units issued                                         939,748                 1,588,522                   683,537
Units redeemed                                    (1,066,994)                 (728,242)                 (302,226)
                                    ------------------------  ------------------------  ------------------------

Units, end of period                               1,114,345                 1,241,591                   381,311
                                    ========================  ========================  ========================

Unit value                          $13.195972 TO $13.352760  $13.076906 to $13.219027  $13.099241 to $13.228371

Net assets, end of period           $             14,756,508  $             16,276,783  $              4,998,711

Investment income ratio*                                1.69%                     2.63%                     0.12%

Expense ratio, lowest to highest**             1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***             0.91% TO 1.27%          (0.17%) to 0.18%            1.15% to 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST A
                            ------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                            ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                   792,593                   915,649                   741,188                   434,475
Units issued                                  51,394                    80,146                   401,429                   464,216
Units redeemed                              (218,381)                 (203,202)                 (226,968)                 (157,503)
                            ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                         625,606                   792,593                   915,649                   741,188
                            ========================  ========================  ========================  ========================

Unit value                  $15.394322 TO $23.179420  $15.085667 to $22.635102  $14.676304 to $21.943927  $13.879479 to $20.680033

Net assets, end of period   $             11,787,786  $             14,620,167  $             16,423,316  $             13,495,322

Investment income ratio*                        4.55%                     4.85%                     4.09%                     4.99%

Expense ratio, lowest to
  highest**                            1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
  highest***                           2.05% TO 2.40%            2.79% to 3.15%            5.74% to 6.11%            4.34% to 5.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST B
                                     -----------------------------------------------------------------------------
                                                2004                      2003                     2002
                                     ------------------------  ------------------------   ------------------------
Units, beginning of period                            380,034                   110,059                          0
Units issued                                        2,265,467                   321,198                    130,362
Units redeemed                                       (830,889)                  (51,223)                   (20,303)
                                     ------------------------  ------------------------   ------------------------

Units, end of period                                1,814,612                   380,034                    110,059
                                     ========================  ========================   ========================

Unit value                           $13.789102 TO $13.917035  $13.538653 to $13.616385   $13.172978 to $13.202313

Net assets, end of period            $             25,111,725  $              5,155,780   $              1,450,752

Investment income ratio*                                 1.81%                     3.76%                      0.22%

Expense ratio, lowest to highest**              1.40% TO 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              1.85% TO 2.21%            2.78% to 3.14%             1.83% to 5.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   INCOME & VALUE TRUST A
                           --------------------------------------------------------------------------------------------------------
                                    2004                       2003                     2002                        2001
                           ------------------------- ------------------------- -------------------------- -------------------------
Units, beginning
 of period                                1,090,437                 1,169,364                 1,182,053                  1,096,999
Units issued                                285,823                    79,689                   224,891                    252,023
Units redeemed                             (181,483)                 (158,616)                 (237,580)                  (166,969)
                           ------------------------  ------------------------  ------------------------   -------------------------

Units, end of period                      1,194,777                 1,090,437                 1,169,364                  1,182,053
                           ========================  ========================  ========================   =========================
Unit value                 $13.696136 TO $25.138132  $12.949206 to $23.683960  $10.418378 to $18.988592   $12.611582 to $22.905535

Net assets, end of period  $             25,290,771  $             22,537,218  $             19,696,868   $             25,400,727

Investment income ratio*                       1.25%                     1.97%                     2.10%                      2.71%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                        5.77% TO 6.14%          24.29% to 24.73%       (17.39%) to (17.10%)          (0.68%) to 0.96%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INCOME & VALUE TRUST B
                                     ---------------------------------------------------------------------------------
                                                 2004                       2003                     2002
                                     -------------------------   -------------------------   -------------------------
Units, beginning of period                            417,873                      72,421                           0
Units issued                                          637,182                     353,422                      73,361
Units redeemed                                       (350,417)                     (7,970)                       (840)
                                     ------------------------    ------------------------    ------------------------

Units, end of period                                  704,638                     417,873                      72,421
                                     ========================    ========================    ========================
Unit value                           $13.730294 TO $14.318484    $12.995332 to $13.518115    $10.461390 to $10.855096

Net assets, end of period            $              9,986,479    $              5,603,896    $                782,354

Investment income ratio*                                 0.91%                       1.34%                       0.06%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***              5.55% TO 5.92%            24.10% to 24.53%          (16.31%) to (5.24%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      LARGE CAP GROWTH TRUST A
                           ---------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                       2001
                           -------------------------  ------------------------  ------------------------- --------------------------
Units, beginning
 of period                                1,545,979                 1,747,804                 1,557,635                  1,112,721
Units issued                                101,053                   157,253                   631,104                    855,208
Units redeemed                             (257,619)                 (359,078)                 (440,935)                  (410,294)
                           ------------------------   -----------------------   -----------------------   ------------------------

Units, end of period                      1,389,413                 1,545,979                 1,747,804                  1,557,635
                           ========================   =======================   =======================   ------------------------
Unit value                 $ 8.594678 TO $19.205427   $8.238003 to $18.343918   $6.689181 to $14.843099   $ 8.821694 to $19.506566

Net assets, end of period  $             19,019,244   $            20,288,998   $            18,491,396   $             24,264,410

Investment income ratio*                       0.28%                     0.26%                     0.33%                      0.00%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                        4.33% TO 4.70%          23.15% to 23.59%       (24.17%) to (23.91%)       (19.17%) to (16.38%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   LARGE CAP GROWTH TRUST B
                                     ---------------------------------------------------------------------------------
                                               2004                          2003                      2002
                                     -------------------------   -------------------------   -------------------------
Units, beginning of period                            791,978                     111,287                          0
Units issued                                          731,237                     755,517                    122,645
Units redeemed                                       (480,197)                    (74,826)                   (11,358)
                                     ------------------------    ------------------------    -----------------------

Units, end of period                                1,043,018                     791,978                    111,287
                                     ========================    ========================    =======================
Unit value                           $12.285043 TO $13.055022    $11.782886 to $12.490048    $9.564734 to $10.113484

Net assets, end of period            $             13,476,854    $              9,813,285    $             1,119,983

Investment income ratio*                                 0.17%                       0.25%                      0.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              4.16% TO 4.52%            23.07% to 23.50%         (23.48%) to (6.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      EQUITY-INCOME TRUST A
                           -------------------------------------------------------------------------------------------------------
                                       2004                      2003                    2002                     2001
                           ------------------------- ------------------------- ------------------------- -------------------------
Units, beginning
 of period                                3,133,687                 3,515,222                3,545,862                  3,287,861
Units issued                                194,895                   250,081                  756,335                  1,027,916
Units redeemed                             (492,757)                 (631,616)                (786,975)                  (769,915)
                           ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      2,835,825                 3,133,687                3,515,222                  3,545,862
                           ========================  ========================  =======================   ========================
Unit value                 $16.842700 TO $30.000369  $14.929570 to $26.499566  $12.09879 to $21.400057   $14.198434 to $25.025958

Net assets, end of period  $             74,170,938  $             72,725,338  $            66,375,209   $             83,194,978

Investment income ratio*                       1.31%                     1.51%                    1.38%                      1.73%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                      12.81% TO 13.21%          23.40% to 23.83%      (14.79%) to (14.49%)          (0.38%) to 0.14%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     EQUITY-INCOME TRUST B
                                     -----------------------------------------------------------------------------------
                                               2004                         2003                      2002
                                     -------------------------   --------------------------   --------------------------
Units, beginning of period                          1,249,363                      340,555                           0
Units issued                                        1,782,844                      976,786                     353,883
Units redeemed                                     (1,163,454)                     (67,978)                    (13,328)
                                     ------------------------    -------------------------    ------------------------

Units, end of period                                1,868,753                    1,249,363                     340,555
                                     ========================    =========================    ========================
Unit value                           $14.440278 TO $14.882379    $12.822685 to $ 13.202023    $10.405752 to $10.702893

Net assets, end of period            $             27,207,018    $              16,139,401    $              3,556,553

Investment income ratio*                                 0.96%                        1.10%                       0.01%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            12.62% TO 13.01%             23.23% to 23.66%          (16.75%) to (3.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    STRATEGIC BOND TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                     2003                       2002                    2001
                           ------------------------- ------------------------- ------------------------- -------------------------
Units, beginning
 of period                                1,279,083                 1,572,858                 1,497,043                 1,586,300
Units issued                                 98,321                   229,052                   604,645                   890,777
Units redeemed                             (311,063)                 (522,827)                 (528,830)                 (980,034)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      1,066,341                 1,279,083                 1,572,858                 1,497,043
                           ========================  ========================  ========================  ========================
Unit value                 $16.804828 TO $20.419462  $16.033629 to $19.414151  $14.424843 to $17.405164  $13.472399 to $16.199150

Net assets, end of period  $             20,777,180  $             23,715,277  $             26,185,280  $             23,841,229

Investment income ratio*                       3.89%                     4.98%                     7.09%                     7.54%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                        4.81% TO 5.18%          11.15% to 11.54%            7.07% to 7.44%            3.75% to 4.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     STRATEGIC BOND TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                         2003                       2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            394,286                     109,747                            0
Units issued                                          543,185                     455,908                      155,480
Units redeemed                                       (343,748)                   (171,369)                     (45,733)
                                     ------------------------    ------------------------     ------------------------

Units, end of period                                  593,723                     394,286                      109,747
                                     ========================    ========================     ========================
Unit value                           $15.104238 TO $15.363692    $14.447843 to $14.681293     $13.019956 to $13.217126

Net assets, end of period            $              9,013,111    $              5,716,455     $              1,431,931

Investment income ratio*                                 2.79%                       3.27%                        0.36%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***              4.54% TO 4.91%            10.97% to 11.36%               1.36% to 5.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        OVERSEAS TRUST A
                           ------------------------------------------------------------------------------------------------------
                                      2004                     2003                      2002                     2001
                           ------------------------- ------------------------  ------------------------ -------------------------
Units, beginning
 of period                                1,107,237                1,336,186                1,594,922                 1,790,210
Units issued                                 53,310                  124,088                1,547,494                   610,578
Units redeemed                             (218,566)                (353,037)              (1,806,230)                 (805,866)
                           ------------------------  -----------------------   ----------------------   -----------------------

Units, end of period                        941,981                1,107,237                1,336,186                 1,594,922
                           ========================  =======================   ======================   =======================
Unit value                 $10.427174 TO $12.872573  $9.492621 to $11.677803   $6.716070 to $8.233265   $8.700270 to $10.628366

Net assets, end of period  $             11,849,688  $            12,696,022   $           10,828,509   $            16,786,438

Investment income ratio*                       0.40%                    0.48%                    0.61%                     0.29%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                       9.85% TO 10.23%         41.34% to 41.84%      (22.81%) to (22.54%)      (22.40%) to (22.13%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      OVERSEAS TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                         2003                       2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            111,161                      22,104                           0
Units issued                                          305,767                     578,887                     328,435
Units redeemed                                       (200,370)                   (489,830)                   (306,331)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  216,558                     111,161                      22,104
                                     ========================    =======================      =======================
Unit value                           $14.921449 TO $15.528252    $13.611378 to $14.150722     $9.638389 to $10.010302

Net assets, end of period            $              3,259,848    $              1,524,692     $               213,727

Investment income ratio*                                 0.29%                       0.41%                       0.03%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***             9.62% TO 10.01%            41.22% to 41.71%          (22.89%) to (7.21%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       ALL CAP CORE TRUST A
                           --------------------------------------------------------------------------------------------------------
                                      2004                      2003                    2002                       2001
                           ------------------------  ------------------------  -------------------------  -------------------------
Units, beginning
 of period                               1,050,957                 1,179,310                 1,329,645                  1,350,723
Units issued                                23,198                   180,775                   198,443                    386,157
Units redeemed                            (235,609)                 (309,128)                 (348,778)                  (407,235)
                           -----------------------   -----------------------   -----------------------    -----------------------

Units, end of period                       838,546                 1,050,957                 1,179,310                  1,329,645
                           =======================   =======================   =======================    =======================
Unit value                 $7.623095 TO $17.113549   $6.669038 to $14.919288   $5.159206 to $11.501386    $7.022468 to $15.600316

Net assets, end of period  $            12,344,576   $            13,408,729   $            11,920,870    $            19,241,008

Investment income ratio*                      0.46%                     0.00%                     0.00%                      0.00%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                     14.31% TO 14.71%          29.26% to 29.72%       (26.53%) to (26.27%)       (22.66%) to (17.22%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       ALL CAP CORE TRUST B
                                     -----------------------------------------------------------------------------------
                                              2004                          2003                       2002
                                     -------------------------   --------------------------   --------------------------
Units, beginning of period                             40,240                        9,369                           0
Units issued                                           35,634                       40,204                      13,584
Units redeemed                                        (24,110)                      (9,333)                     (4,215)
                                     ------------------------    -------------------------    ------------------------

Units, end of period                                   51,764                       40,240                       9,369
                                     ========================    =========================    ========================
Unit value                           $13.843354 TO $15.611671    $ 12.127142 to $13.642000    $ 9.392813 to $10.539761

Net assets, end of period                             790,164    $                 536,830    $                 94,056

Investment income ratio*                                 0.31%                        0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            14.04% TO 14.44%             28.98% to 29.43%          (24.86%) to (4.53%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP GROWTH TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                     2002                       2001
                           ------------------------  ------------------------  -------------------------  ------------------------
Units, beginning
 of period                               1,855,564                 2,165,035                 2,514,602                 2,535,584
Units issued                                29,264                 1,445,762                12,876,932                 9,420,228
Units redeemed                            (360,926)               (1,755,233)              (13,226,499)               (9,441,210)
                           -----------------------   -----------------------   -----------------------    ----------------------

Units, end of period                     1,523,902                 1,855,564                 2,165,035                 2,514,602
                           =======================   =======================   =======================    ======================
Unit value                 $7.653722 TO $17.888430   $7.312204 to $17.030370   $5.757704 to $13.363096    $7.751463 to 17.927398

Net assets, end of period  $            22,220,009   $            25,992,661   $            24,084,128    $           40,129,660

Investment income ratio*                      0.00%                     0.00%                     0.00%                     0.00%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                       4.67% TO 5.04%          27.00% to 27.44%       (25.72%) to (25.46%)      (25.03%) to (19.77%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    ALL CAP GROWTH TRUST B
                                     ----------------------------------------------------------------------------------
                                              2004                         2003                        2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            323,075                      62,168                           0
Units issued                                          262,883                     280,386                      66,542
Units redeemed                                       (191,655)                    (19,479)                     (4,374)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  394,303                     323,075                      62,168
                                     ========================    ========================     =======================
Unit value                           $12.542810 TO $13.387148    $11.992594 to $12.767854     $9.451441 to $10.037335

Net assets, end of period            $              5,205,845    $              4,079,370     $               612,581

Investment income ratio*                                 0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***              4.48% TO 4.85%            26.76% to 27.20%          (24.39%) to (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  INTERNATIONAL SMALL CAP TRUST A
                           --------------------------------------------------------------------------------------------------------
                                      2004                     2003                       2002                      2001
                           ------------------------- ------------------------  -------------------------  -------------------------
Units, beginning
 of period                                  476,607                  538,843                   631,010                    778,757
Units issued                                205,303                   74,002                 1,483,111                  1,286,682
Units redeemed                             (232,937)                (136,238)               (1,575,278)                (1,434,429)
                           ------------------------  -----------------------   -----------------------    -----------------------

Units, end of period                        448,973                  476,607                   538,843                    631,010
                           ========================  =======================   =======================    =======================
Unit value                 $10.063969 TO $19.174442  $8.460002 to $16.062039   $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period  $              7,885,780  $             7,212,758   $             5,297,314    $             7,862,927

Investment income ratio*                       0.13%                    0.00%                     0.00%                      0.00%

Expense ratio, lowest
 to highest**                         1.40% TO 1.75%           1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                      18.96% TO 19.38%         52.26% to 52.79%       (18.17%) to (17.88%)       (32.29%) to (32.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL SMALL CAP TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                         2003                        2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                            128,143                       9,837                           0
Units issued                                          279,052                     199,779                     318,545
Units redeemed                                       (161,959)                    (81,473)                   (308,708)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  245,236                     128,143                       9,837
                                     ========================    ========================     =======================
Unit value                           $17.816506 TO $18.468207    $15.001355 to $15.534502     $9.866121 to $10.206568

Net assets, end of period            $              4,399,856    $              1,931,533     $                97,600

Investment income ratio*                                 0.08%                       0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            18.77% TO 19.18%            52.05% to 52.58%          (21.07%) to (6.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  PACIFIC RIM EMERGING MARKETS TRUST A
                          -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                          -------------------------  ------------------------  ------------------------  ------------------------
Units, beginning
 of period                                 271,393                   265,774                  303,562                   386,086
Units issued                                96,077                   395,419                1,361,251                 2,776,238
Units redeemed                             (98,262)                 (389,800)              (1,399,039)               (2,858,762)
                          ------------------------   -----------------------   ----------------------    ----------------------

Units, end of period                       269,208                   271,393                  265,774                   303,562
                          ========================   =======================   ======================    ======================
Unit value                $10.007594 TO $11.950609   $8.703482 to $10.403704   $6.287752 to $7.523557    $7.308701 to $8.753934

Net assets, end of period $              2,804,383   $             2,432,847   $            1,713,181    $            2,250,330

Investment income ratio*                      0.47%                     0.14%                    0.12%                     0.40%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest
 to highest***                     14.87% TO 15.27%          38.28% to 38.77%      (14.06%) to (13.75%)      (19.92%) to (19.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             PACIFIC RIM EMERGING MARKETS TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                          2003                      2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                             90,008                       7,987                           0
Units issued                                          209,771                     928,022                     406,437
Units redeemed                                       (169,290)                   (846,001)                   (398,450)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                  130,489                      90,008                       7,987
                                     ========================    ========================     =======================
Unit value                           $15.698845 TO $16.970541    $13.678796 to $14.772045     $9.906070 to $10.687117

Net assets, end of period            $              2,069,395    $              1,235,984     $                79,845

Investment income ratio*                                 0.37%                       0.09%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***            14.77% TO 15.17%            38.09% to 38.57%          (20.75%) to (5.66%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SCIENCE & TECHNOLOGY TRUST A
                          --------------------------------------------------------------------------------------------------------
                                      2004                       2003                     2002                       2001
                          -------------------------  ------------------------  ------------------------  -------------------------
Units, beginning
 of period                              2,590,446                  2,559,567                2,981,023                  2,713,331
Units issued                              343,301                    699,759                  533,503                  1,198,681
Units redeemed                           (718,532)                  (668,880)                (954,959)                  (930,989)
                          -----------------------    -----------------------   ----------------------    -----------------------

Units, end of period                    2,215,215                  2,590,446                2,559,567                  2,981,023
                          =======================    ======================    ======================    =======================
Unit value                $4.359175 TO $12.314482    $4.397877 to $12.380278   $2.975729 to $8.347636    $5.112469 to $14.291433

Net assets, end of period $            19,863,061    $            23,957,057   $           16,805,303    $            36,118,709

Investment income ratio*                     0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                   (0.88%) TO (0.53%)          47.79% to 48.31%      (41.79%) to (41.59%)       (42.22%) to (36.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SCIENCE & TECHNOLOGY TRUST B
                                     ---------------------------------------------------------------------------------
                                               2004                         2003                       2002
                                     -------------------------   --------------------------   ------------------------
Units, beginning of period                            399,515                       37,698                         0
Units issued                                          685,324                      444,089                    38,616
Units redeemed                                       (508,179)                     (82,272)                     (918)
                                     ------------------------    -------------------------    ----------------------

Units, end of period                                  576,660                      399,515                    37,698
                                     ========================    =========================    ======================
Unit value                           $10.811722 TO $13.728514     $10.906148 to $13.813745    $7.368796 to $9.310073

Net assets, end of period            $              7,605,208     $              5,260,900    $              339,272

Investment income ratio*                                 0.00%                        0.00%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***           (0.97%) TO (0.62%)            47.86% to 48.37%       (41.05%) to (13.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    EMERGING SMALL COMPANY TRUST A
                          ---------------------------------------------------------------------------------------------------------
                                    2004                       2003                       2002                      2001
                          ------------------------   ------------------------  -------------------------  -------------------------
Units, beginning
 of period                                566,821                    613,119                   650,484                    611,174
Units issued                              106,528                    109,267                   170,857                    264,419
Units redeemed                           (141,293)                  (155,565)                 (208,222)                  (225,109)
                          -----------------------    -----------------------   -----------------------    -----------------------

Units, end of period                      532,056                    566,821                   613,119                    650,484
                          =======================    =======================   =======================    =======================
Unit value                $8.742929 TO $18.836146    $7.978493 to $17.129022   $5.810609 to $12.431278    $8.352524 to $17.806889

Net assets, end of period $             8,031,033    $             8,043,045   $             6,456,790    $            10,585,247

Investment income ratio*                     0.00%                      0.00%                     0.00%                      0.00%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                      9.58% TO 9.97%           37.31% to 37.79%       (30.43%) to (30.19%)       (23.53%) to (16.82%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 EMERGING SMALL COMPANY TRUST B
                                     ---------------------------------------------------------------------------------
                                               2004                         2003                        2002
                                     -------------------------   -------------------------    ------------------------
Units, beginning of period                            224,209                      42,119                          0
Units issued                                          423,206                     198,629                     50,474
Units redeemed                                       (284,600)                    (16,539)                    (8,355)
                                     ------------------------    ------------------------     ----------------------

Units, end of period                                  362,815                     224,209                     42,119
                                     ========================    ========================     ======================
Unit value                           $13.607657 TO $14.430921    $12.428445 to $13.147372     $9.058585 to $9.558698

Net assets, end of period            $              5,183,383    $              2,921,006     $              398,794

Investment income ratio*                                 0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***              9.38% TO 9.76%            37.06% to 37.54%         (27.53%) to (8.75%)

\
              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     AGGRESSIVE GROWTH TRUST A
                          --------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                          -------------------------  ------------------------  ------------------------  -------------------------
Units, beginning
 of period                               1,317,512                 1,369,326                1,302,699                  1,145,204
Units issued                               140,739                   349,298                  632,620                    495,824
Units redeemed                            (452,741)                 (401,112)                (565,993)                  (338,329)
                           -----------------------   -----------------------   ----------------------    -----------------------

Units, end of period                     1,005,510                 1,317,512                1,369,326                  1,302,699
                           =======================   =======================   ======================    =======================
Unit value                 $8.468944 TO $12.971720   $7.888253 to $12.039961   $5.996302 to $9.120311    $8.132426 to $12.326027
Net assets, end of period  $            11,247,731   $            13,974,640   $           11,033,143    $            14,901,806

Investment income ratio*                      0.00%                     0.00%                    0.00%                      0.00%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                       7.36% TO 7.74%          31.55% to 32.01%      (26.27%) to (26.01%)       (27.20%) to (20.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   AGGRESSIVE GROWTH TRUST B
                                     ---------------------------------------------------------------------------------
                                              2004                           2003                       2002
                                     -------------------------    -------------------------   ------------------------
Units, beginning of period                            286,041                       77,563                         0
Units issued                                          616,291                      570,310                    81,676
Units redeemed                                       (505,941)                    (361,832)                   (4,113)
                                     ------------------------     ------------------------    ----------------------

Units, end of period                                  396,391                      286,041                    77,563
                                     ========================     ========================    ----------------------
Unit value                           $13.370729 TO $13.575947     $12.447664 to $12.607074    $9.474119 to $9.571530

Net assets, end of period            $              5,355,944     $              3,594,977    $              741,450

Investment income ratio*                                 0.00%                        0.00%                     0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to highest***              7.31% TO 7.69%             31.25% to 31.71%        (24.21%) to (5.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    INTERNATIONAL STOCK TRUST A
                          --------------------------------------------------------------------------------------------------------
                                     2004                        2003                      2002                   2001
                          ------------------------   ------------------------  -----------------------   -------------------------
Units, beginning of
 period                                   414,111                    491,508                  494,666                    477,935
Units issued                               30,963                    594,498                3,543,163                  2,452,783
Units redeemed                           (101,336)                  (671,895)              (3,546,321)                (2,436,052)
                          -----------------------    -----------------------   ----------------------    -----------------------

Units, end of period                      343,738                    414,111                  491,508                    494,666
                          =======================    =======================   ======================    =======================
Unit value                $9.663241 TO $13.198278    $8.507707 to $11.579330   $6.645829 to $9.013656    $8.636273 to $11.672280

Net assets, end of period $             4,160,746    $             4,432,062   $            4,125,169    $             5,554,516

Investment income ratio*                     0.86%                      0.51%                    0.44%                      0.20%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                    13.58% TO 13.98%           28.02% to 28.46%      (23.05%) to (22.78%)       (22.83%) to (22.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL STOCK TRUST B
                                     ---------------------------------------------------------------------------------
                                                2004                       2003                        2002
                                     -------------------------   -------------------------    ------------------------
Units, beginning of period                             70,188                      37,360                          0
Units issued                                           71,090                     188,602                    546,551
Units redeemed                                        (53,152)                   (155,774)                  (509,191)
                                     ------------------------    ------------------------     ----------------------

Units, end of period                                   88,126                      70,188                     37,360
                                     ========================    ========================     ======================
Unit value                           $14.032279 TO $14.483618    $12.379856 to $12.765244     $9.671864 to $9.962987

Net assets, end of period            $              1,247,601    $                874,569     $              364,771

Investment income ratio*                                 0.68%                       0.46%                      0.09%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***            13.35% TO 13.75%            28.00% to 28.45%         (22.63%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  QUANTITATIVE EQUITY TRUST A
                          ---------------------------------------------------------------------------------------------------------
                                     2004                       2003                     2002                     2001
                          ------------------------   ------------------------  -------------------------  -------------------------
Units, beginning
 of period                                447,924                    619,264                   780,040                    640,641
Units issued                                9,163                     58,485                   136,240                    355,860
Units redeemed                           (457,087)                  (229,825)                 (297,016)                  (216,461)
                          -----------------------    -----------------------   -----------------------    -----------------------

Units, end of period                            0                    447,924                   619,264                    780,040
                          =======================    =======================   =======================    =======================
Unit value                $7.822587 TO $16.606397    $7.886786 to $16.723266   $6.496049 to $13.726237    $9.154017 to $19.274831

Net assets, end of period $                     0    $             6,172,877   $             7,092,170    $            13,222,762

Investment income ratio*                     1.00%                      0.70%                     0.32%                      0.28%

Expense ratio, lowest
 to highest**                       1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                   (0.81%) TO (0.70%)          21.41% to 21.83%       (29.04%) to (28.79%)       (24.22%) to (21.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 QUANTITATIVE EQUITY TRUST B
                                     ----------------------------------------------------------------------------------
                                               2004                          2003                       2002
                                     -------------------------   -------------------------    -------------------------
Units, beginning of period                             28,952                      14,446                           0
Units issued                                            6,483                      20,334                      19,715
Units redeemed                                        (35,435)                     (5,828)                     (5,269)
                                     ------------------------    ------------------------     -----------------------

Units, end of period                                        0                      28,952                      14,446
                                     ========================    ========================     =======================
Unit value                           $10.952168 TO $12.184206    $11.046153 to $12.278589     $9.100413 to $10.090522

Net assets, end of period            $                      0    $                353,828     $               145,560

Investment income ratio*                                 0.79%                       0.71%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%              1.40% to 1.75%

Total return, lowest to highest***           (0.88%) TO (0.77%)           21.26% to 21.68%          (27.20%) to (5.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         VALUE TRUST A
                          ----------------------------------------------------------------------------------------------------------
                                    2004                       2003                        2002                      2001
                          -------------------------  ------------------------  --------------------------  -------------------------
Units, beginning
 of period                                 728,180                    830,514                   878,070                     544,199
Units issued                                25,066                     70,462                   245,560                     644,743
Units redeemed                            (138,144)                  (172,796)                 (293,116)                   (310,872)
                          ------------------------   ------------------------  ------------------------    ------------------------

Units, end of period                       615,102                    728,180                   830,514                     878,070
                          ========================   ========================  ========================    ========================
Unit value                $18.500073 TO $20.727331   $16.346669 to $18.250518  $11.988345 to $13.337895    $15.804033 to $17.521564

Net assets, end of period $             12,315,247   $             12,884,597  $             10,768,217    $             15,101,007

Investment income ratio*                      0.60%                      1.17%                     0.84%                       0.57%

Expense ratio, lowest
 to highest**                        1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%              1.40% to 1.75%

Total return, lowest
 to highest***                     13.17% TO 13.57%           36.35% to 36.83%       (24.14%) to (23.88%)             1.72% to 3.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       VALUE TRUST B
                                     ---------------------------------------------------------------------------------
                                              2004                         2003                       2002
                                     -------------------------   -------------------------    ------------------------
Units, beginning of period                            125,052                      33,539                          0
Units issued                                          205,353                     104,595                     37,784
Units redeemed                                       (114,480)                    (13,082)                    (4,245)
                                     ------------------------    ------------------------     ----------------------

Units, end of period                                  215,925                     125,052                     33,539
                                     ========================    ========================     ======================
Unit value                           $14.615931 TO $14.838145    $12.930141 to $13.113578     $9.493546 to $9.618617

Net assets, end of period            $              3,171,245    $              1,621,807     $              319,218

Investment income ratio*                                 0.39%                       1.12%                      0.05%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to highest***            13.04% TO 13.44%            36.20% to 36.68%         (24.05%) to (4.57%)

               The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               REAL ESTATE SECURITIES TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                    2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                  422,232                   430,391                   283,734                   281,074
Units issued                                 76,826                   117,564                   295,540                   180,862
Units redeemed                             (120,279)                 (125,723)                 (148,883)                 (178,202)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                        378,779                   422,232                   430,391                   283,734
                           ========================  ========================  ========================  ========================

Unit value                 $24.627525 TO $25.460516  $18.981707 to $19.555029  $13.882066 to $14.251467  $13.771429 to $14.088482

Net assets, end of period  $              9,520,468  $              8,164,520  $              6,082,362  $              3,974,855

Investment income ratio*                       2.48%                     2.54%                     2.79%                     2.91%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               29.74% TO 30.20%          36.74% to 37.21%            0.80% to 1.16%            1.45% to 2.89%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                   Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   REAL ESTATE SECURITIES TRUST B
                           ----------------------------------------------------------------------------
                                     2004                      2003                       2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                  316,054                   122,644                         0
Units issued                                464,335                   224,834                   170,713
Units redeemed                             (307,296)                  (31,424)                  (48,069)
                           ------------------------  ------------------------  ------------------------

Units, end of period                        473,093                   316,054                   122,644
                           ========================  ========================  ========================

Unit value                 $20.890350 TO $22.499805  $16.134374 to $17.360006  $11.817865 to $12.702902

Net assets, end of period  $              9,994,862  $              5,149,003  $              1,455,223

Investment income ratio*                       1.92%                     2.07%                     0.24%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               29.48% TO 29.93%          36.53% to 37.00%          (5.46%) to 1.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   BALANCED TRUST A
                           -----------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           -----------------------   -----------------------   -----------------------   -----------------------
Units, beginning of period                 402,968                   476,918                   423,533                   369,594
Units issued                                17,647                    57,555                   255,642                   151,644
Units redeemed                            (420,615)                 (131,505)                 (202,257)                  (97,705)
                           -----------------------   -----------------------   -----------------------   -----------------------

Units, end of period                             0                   402,968                   476,918                   423,533
                           =======================   =======================   =======================   =======================

Unit value                 $9.291205 TO $11.923241   $9.384581 to $12.029110   $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period  $                     0   $             4,438,793   $             4,655,313   $             5,076,285

Investment income ratio*                      2.45%                     2.47%                     2.45%                     2.07%

Expense ratio,
 lowest to highest**                 1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***             (1.00%) TO (0.88%)         12.32% to 12.71%       (15.85%) to (15.55%)       (11.67%) to (8.49%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          BALANCED TRUST B
                           -----------------------------------------------------------------------------
                                     2004                      2003                       2002
                           ------------------------   ------------------------  ------------------------
Units, beginning of period                   74,000                     32,202                         0
Units issued                                 48,660                     64,062                    38,125
Units redeemed                             (122,660)                   (22,264)                   (5,923)
                           ------------------------   ------------------------  ------------------------

Units, end of period                              0                     74,000                    32,202
                           ========================   ========================  ========================

Unit value                 $11.829603 TO $12.585194   $11.953196 to $12.706146  $10.643258 to $11.285455

Net assets, end of period  $                      0   $                930,737  $                360,474

Investment income ratio*                       2.71%                      2.24%                     0.18%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%             1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***              (1.07%) TO (0.95%)          12.20% to 12.59%        (14.85%) to (2.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HIGH YIELD TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                1,397,973                   851,832                  792,885                    558,918
Units issued                                332,488                 1,234,606                  642,247                    614,745
Units redeemed                             (826,296)                 (688,465)                (583,300)                  (380,778)
                           ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                        904,165                 1,397,973                  851,832                    792,885
                           ========================  ========================  =======================   ========================

Unit value                 $13.065633 TO $15.481606  $11.972562 to $14.136722  $9.790451 to $11.519811   $10.698741 to $12.544550

Net assets, end of period  $             12,864,611  $             18,070,623  $             9,168,510   $              9,538,643

Investment income ratio*                       6.35%                     5.11%                    8.31%                     10.28%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***                 9.13% TO 9.51%          22.29% to 22.72%        (8.49%) to (8.17%)         (7.43%) to (6.80%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        HIGH YIELD TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                  946,922                    78,182                         0
Units issued                              1,385,287                 2,223,643                   168,512
Units redeemed                           (1,357,871)               (1,354,903)                  (90,330)
                           ------------------------  ------------------------  ------------------------

Units, end of period                        974,338                   946,922                    78,182
                           ========================  ========================  ========================

Unit value                 $15.145567 TO $15.695609  $13.891244 to $14.359708  $11.370655 to $11.724791

Net assets, end of period  $             15,077,407  $             13,430,154  $                909,514

Investment income ratio*                       4.72%                     3.73%                     0.85%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 8.92% TO 9.30%          22.05% to 22.47%         (9.03%) to (0.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                  437,472                   465,765                 447,744                     357,143
Units issued                                 63,547                    73,134                 143,730                     172,426
Units redeemed                              (58,600)                 (101,427)               (125,709)                    (81,825)
                           ------------------------  ------------------------  ----------------------    ------------------------

Units, end of period                        442,419                   437,472                 465,765                     447,744
                           ========================  ========================  ======================    ========================

Unit value                 $11.862395 TO $15.146219  $10.402017 to $13.235054  $7.846184 to $9.948297    $10.070301 to $12.723595

Net assets, end of period  $              6,041,648  $              5,215,830  $            4,238,979    $              5,386,950

Investment income ratio*                       0.77%                     0.41%                   0.83%                       4.16%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               14.04% TO 14.44%          32.57% to 33.04%     (22.09%) to (21.81%)        (15.10%) to (12.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE AGGRESSIVE 1000 TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                1,816,155                   126,246                        0
Units issued                              3,208,617                 1,781,486                  127,710
Units redeemed                           (1,970,257)                  (91,577)                  (1,464)
                           ------------------------  ------------------------  -----------------------

Units, end of period                      3,054,515                 1,816,155                  126,246
                           ========================  ========================  =======================

Unit value                 $15.121981 TO $15.262264  $13.260309 to $13.336456  $9.993367 to $10.024515

Net assets, end of period  $             46,432,639  $             24,166,972  $             1,264,135

Investment income ratio*                       0.63%                     0.14%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***               14.04% TO 14.44%          32.57% to 33.04%       (20.05%) to (5.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE GROWTH 820 TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                       2001
                           ------------------------  ------------------------  -----------------------   ------------------------
Units, beginning of period                2,184,700                 2,202,093                1,964,722                  1,569,244
Units issued                                327,280                   336,742                  677,069                    651,200
Units redeemed                             (333,625)                 (354,135)                (439,698)                  (255,722)
                           ------------------------  ------------------------  -----------------------   ------------------------

Units, end of period                      2,178,355                 2,184,700                2,202,093                  1,964,722
                           ========================  ========================  =======================   ========================

Unit value                 $12.807137 TO $17.363307  $11.374440 to $15.366925  $8.934824 to $12.028869   $10.804923 to $14.495682

Net assets, end of period  $             33,489,683  $             29,888,266  $            23,853,389   $             26,833,192

Investment income ratio*                       1.45%                     1.20%                    2.17%                      5.03%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***               12.60% TO 12.99%          27.30% to 27.75%      (17.31%) to (17.02%)        (10.54%) to (8.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    LIFESTYLE GROWTH 820 TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                3,499,285                   424,132                         0
Units issued                             13,178,921                 3,182,417                   442,206
Units redeemed                           (6,021,824)                 (107,264)                  (18,074)
                           ------------------------  ------------------------  ------------------------

Units, end of period                     10,656,382                 3,499,285                   424,132
                           ========================  ========================  ========================

Unit value                 $15.124169 TO $15.414851  $13.417365 to $13.641026  $10.537942 to $10.686894

Net assets, end of period  $            163,056,238  $             47,508,632  $              4,522,933

Investment income ratio*                       0.83%                     0.52%                     0.04%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               12.61% TO 13.00%          27.20% to 27.64%        (15.70%) to (4.44%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               LIFESTYLE BALANCED 640 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                      2001
                           ------------------------  ------------------------  -----------------------    ------------------------
Units, beginning of period                3,339,963                 2,919,841                 2,394,407                  1,807,767
Units issued                                709,339                   850,780                 1,102,258                    876,830
Units redeemed                             (558,665)                 (430,658)                 (576,824)                  (290,190)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      3,490,637                 3,339,963                 2,919,841                  2,394,407
                           ========================  ========================  ========================   ========================

Unit value                 $13.896892 TO $18.749859  $12.461505 to $16.754333  $10.228949 to $13.704682   $11.559863 to $15.433664

Net assets, end of period  $             56,752,243  $             48,820,104  $             35,380,240   $             34,509,338

Investment income ratio*                       2.24%                     2.37%                     3.25%                      5.21%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***               11.52% TO 11.91%          21.83% to 22.25%       (11.51%) to (11.20%)         (6.34%) to (5.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE BALANCED 640 TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                4,784,255                   790,394                         0
Units issued                             11,766,035                 4,180,770                   841,109
Units redeemed                           (5,439,131)                 (186,909)                  (50,715)
                           ------------------------  ------------------------  ------------------------

Units, end of period                     11,111,159                 4,784,255                   790,394
                           ========================  ========================  ========================

Unit value                 $15.209160 TO $15.523970  $13.634469 to $13.881850  $11.180582 to $11.355046

Net assets, end of period  $            171,110,219  $             66,049,509  $              8,940,240

Investment income ratio*                       1.43%                     1.47%                     0.23%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               11.44% TO 11.83%          21.83% to 22.25%        (10.56%) to (2.58%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE MODERATE 460 TRUST A
                           -------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                      2001
                           ------------------------  ------------------------  ------------------------   ------------------------
Units, beginning of period                1,736,694                 1,709,413                 1,257,133                    725,241
Units issued                                343,791                   371,968                   749,221                    659,601
Units redeemed                             (359,923)                 (344,687)                 (296,941)                  (127,709)
                           ------------------------  ------------------------  ------------------------   ------------------------

Units, end of period                      1,720,562                 1,736,694                 1,709,413                  1,257,133
                           ========================  ========================  ========================   ========================

Unit value                 $14.562713 TO $19.484176  $13.346846 to $17.794866  $11.527502 to $15.315540   $12.224839 to $16.185243

Net assets, end of period  $             28,155,971  $             26,228,051  $             22,372,437   $             18,653,484

Investment income ratio*                       2.90%                     3.07%                     3.40%                      4.90%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%             1.40% to 1.75%

Total return,
 lowest to highest***                 9.11% TO 9.49%          15.78% to 16.19%         (5.70%) to (5.37%)         (2.72%) to (2.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   LIFESTYLE MODERATE 460 TRUST B
                           -----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                1,961,184                   377,035                         0
Units issued                              4,396,576                 1,890,160                   388,031
Units redeemed                           (2,088,720)                 (306,011)                  (10,996)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      4,269,040                 1,961,184                   377,035
                           ========================  ========================  ========================

Unit value                 $14.999837 TO $15.152916  $13.733715 to $13.839140  $11.849812 to $11.910967

Net assets, end of period  $             64,244,940  $             27,022,789  $              4,480,368

Investment income ratio*                       1.99%                     1.79%                     0.31%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 9.11% TO 9.49%          15.78% to 16.19%         (5.20%) to (1.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            LIFESTYLE CONSERVATIVE 280 TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                1,201,733                 1,420,412                   715,429                   350,354
Units issued                                244,563                   326,484                   885,117                   468,912
Units redeemed                             (495,079)                 (545,163)                 (180,134)                 (103,837)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                        951,217                 1,201,733                 1,420,412                   715,429
                           ========================  ========================  ========================  ========================

Unit value                 $15.311609 TO $19.718253  $14.350511 to $18.415805  $13.091280 to $16.741166  $13.096907 to $16.689833

Net assets, end of period  $             16,108,768  $             19,070,694  $             20,440,742  $             10,950,430

Investment income ratio*                       3.70%                     3.68%                     2.80%                     3.81%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 6.70% TO 7.07%           9.62% to 10.00%          (0.04%) to 0.31%            1.28% to 1.78%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE CONSERVATIVE 280 TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                1,459,840                   313,670                         0
Units issued                              2,136,932                 2,060,095                   329,317
Units redeemed                           (1,374,008)                 (913,925)                  (15,647)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      2,222,764                 1,459,840                   313,670
                           ========================  ========================  ========================

Unit value                 $14.570649 TO $14.705811  $13.665685 to $13.744482  $12.466950 to $12.526309

Net assets, end of period  $             32,473,433  $             19,982,698  $              3,912,613

Investment income ratio*                       3.04%                     2.53%                     0.16%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 6.62% TO 7.00%           9.62% to 10.00%          (0.26%) to 0.53%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                  785,514                   846,440                   655,406                   327,836
Units issued                                123,935                   277,826                   585,786                   492,738
Units redeemed                             (171,768)                 (338,752)                 (394,752)                 (165,168)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                        737,681                   785,514                   846,440                   655,406
                           ========================  ========================  ========================  ========================

Unit value                 $19.364563 TO $20.883351  $15.725754 to $16.976139  $11.960450 to $12.924339  $12.925755 to $13.981425

Net assets, end of period  $             14,822,584  $             12,806,114  $             10,437,539  $              8,633,141

Investment income ratio*                       0.16%                     0.39%                     0.30%                     0.16%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               23.02% TO 23.45%          31.35% to 31.81%         (7.56%) to (7.24%)           4.78% to 8.72%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL COMPANY VALUE TRUST B
                           ----------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                  830,808                   207,989                         0
Units issued                                982,959                   710,010                   250,437
Units redeemed                             (674,721)                  (87,191)                  (42,448)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      1,139,046                   830,808                   207,989
                           ========================  ========================  ========================

Unit value                 $16.447403 TO $18.576036  $13.397323 to $15.116060  $10.207514 to $11.505543

Net assets, end of period  $             19,051,889  $             11,303,684  $              2,133,803

Investment income ratio*                       0.09%                     0.35%                     0.04%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               22.77% TO 23.20%          31.25% to 31.71%        (18.34%) to (2.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 INTERNATIONAL VALUE TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ----------------------    ------------------------
Units, beginning of period                  442,116                   409,944                 262,146                     159,197
Units issued                                157,474                   155,175               2,263,309                     450,036
Units redeemed                             (133,667)                 (123,003)             (2,115,511)                   (347,087)
                           ------------------------  ------------------------  ----------------------    ------------------------

Units, end of period                        465,923                   442,116                 409,944                     262,146
                           ========================  ========================  ======================    ========================

Unit value                 $14.400513 TO $14.606124  $12.045466 to $12.186877  $8.453467 to $8.531381    $10.459987 to $10.529997

Net assets, end of period  $              6,761,184  $              5,360,940  $            3,483,774    $              2,755,188

Investment income ratio*                       1.26%                     0.81%                   0.65%                       1.01%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               19.43% TO 19.85%          42.35% to 42.85%     (19.26%) to (18.98%)        (11.53%) to (11.23%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    INTERNATIONAL VALUE TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  548,234                   112,777                        0
Units issued                                723,046                   814,517                  379,567
Units redeemed                             (481,721)                 (379,060)                (266,790)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        789,559                   548,234                  112,777
                           ========================  ========================  =======================

Unit value                 $16.549456 TO $17.515517  $13.876213 to $14.671519  $9.770965 to $10.320663

Net assets, end of period  $             13,193,524  $              7,674,605  $             1,109,783

Investment income ratio*                       0.98%                     0.64%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***               19.26% TO 19.68%          42.01% to 42.51%       (21.83%) to (7.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY BLEND TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           -----------------------   -----------------------   -----------------------   ------------------------
Units, beginning of period                 476,533                   434,766                   509,250                   230,873
Units issued                                57,188                   141,305                   436,060                   401,050
Units redeemed                            (135,450)                  (99,538)                 (510,544)                 (122,673)
                           -----------------------   -----------------------   -----------------------   ------------------------

Units, end of period                       398,271                   476,533                   434,766                   509,250
                           =======================   =======================   =======================   ========================

Unit value                 $9.778392 TO $12.975896   $9.283714 to $12.276306   $6.7462279 to $8.910911   $9.244249 to $12.138851

Net assets, end of period  $             4,645,912   $             5,243,964   $             3,517,937   $             5,918,406

Investment income ratio*                      0.00%                     0.00%                     0.27%                     0.00%

Expense ratio,
 lowest to highest**                 1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                5.33% TO 5.70%          37.29% to 37.77%       (26.85%) to (26.59%)         (3.92%) to 0.54%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL COMPANY BLEND TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  320,334                    58,192                       0
Units issued                                473,810                   317,893                  74,932
Units redeemed                             (302,989)                  (55,751)                (16,740)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        491,155                   320,334                  58,192
                           ========================  ========================  =======================

Unit value                 $13.085579 TO $13.581778  $12.442530 to $12.901400  $9.067980 to $9.393008

Net assets, end of period  $              6,479,353  $              4,011,004  $              534,610

Investment income ratio*                       0.00%                     0.00%                   0.01%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%

Total return,
 lowest to highest***                 5.17% TO 5.54%          37.21% to 37.69%      (27.46%) to (7.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   TOTAL RETURN TRUST A
                           ------------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ------------------------  ------------------------
Units, beginning of period                2,965,526                 3,392,216                 1,722,197                   562,835
Units issued                                159,360                   893,090                 2,274,872                 1,436,713
Units redeemed                             (695,041)               (1,319,780)                 (604,853)                 (277,351)
                           ------------------------  ------------------------  ------------------------  ------------------------

Units, end of period                      2,429,845                 2,965,526                 3,392,216                 1,722,197
                           ========================  ========================  ========================  ========================

Unit value                 $16.109056 TO $16.563922  $15.620011 to $16.004802  $15.136415 to $15.455104  $14.065149 to $14.311130

Net assets, end of period  $             39,568,912  $             46,792,447  $             51,820,869  $             24,468,266

Investment income ratio*                       3.92%                     2.85%                     2.41%                     3.10%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 3.13% TO 3.49%            3.19% to 3.56%            7.62% to 7.99%            5.47% to 6.77%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       TOTAL RETURN TRUST B
                           ----------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                2,424,025                   900,181                         0
Units issued                              1,858,030                 2,173,008                   949,192
Units redeemed                           (1,705,769)                 (649,164)                  (49,011)
                           ------------------------  ------------------------  ------------------------

Units, end of period                      2,576,286                 2,424,025                   900,181
                           ========================  ========================  ========================

Unit value                 $14.115409 TO $14.246371  $13.719187 to $13.797961  $13.312683 to $13.348694

Net assets, end of period  $             36,510,111  $             33,337,919  $             11,993,065

Investment income ratio*                       3.24%                     2.20%                     0.10%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 2.89% TO 3.25%            3.05% to 3.41%            1.70% to 6.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. LARGE CAP TRUST A
                           ----------------------------------------------------------------------------------------------------
                                   2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ----------------------    ----------------------
Units, beginning of period                1,182,076                 1,169,418                 935,214                   581,872
Units issued                                579,478                   184,894                 483,090                   666,345
Units redeemed                             (350,577)                 (172,236)               (248,886)                 (313,003)
                           ------------------------  ------------------------  ----------------------    ----------------------

Units, end of period                      1,410,977                 1,182,076               1,169,418                   935,214
                           ========================  ========================  ======================    ======================

Unit value                 $12.705323 TO $13.326315  $11.820052 to $12.354355  $8.775940 to $9.140645    $11.937561 to $12.3901

Net assets, end of period  $             18,444,664  $             14,287,142  $           10,492,539    $           11,469,737

Investment income ratio*                       0.28%                     0.38%                   0.29%                     0.34%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 7.49% TO 7.87%          34.69% to 35.16%     (26.48%) to (26.23%)        (4.15%) to (1.60%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      U.S. LARGE CAP TRUST B
                           ---------------------------------------------------------------------------
                                   2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  807,777                   135,885                        0
Units issued                                733,737                   715,339                  152,259
Units redeemed                             (462,767)                  (43,447)                 (16,374)
                           ------------------------  ------------------------  -----------------------

Units, end of period                      1,078,747                   807,777                  135,885
                           ========================  ========================  =======================

Unit value                 $13.591728 TO $14.388284  $12.664320 to $13.372967  $9.419481 to $9.9217620

Net assets, end of period  $             15,306,610  $             10,660,089  $             1,338,296

Investment income ratio*                       0.21%                     0.33%                    0.02%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***                 7.22% TO 7.59%         34.31% to $34.78        (24.64%) to (7.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP STOCK TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                     2001
                           ------------------------  ------------------------  ----------------------    ------------------------
Units, beginning of period                  703,634                   610,028                 511,023                     293,545
Units issued                                125,653                   278,358                 277,177                     313,902
Units redeemed                             (170,248)                 (184,752)               (178,172)                    (96,424)
                           ------------------------  ------------------------  ----------------------    ------------------------

Units, end of period                        659,039                   703,634                 610,028                     511,023
                           ========================  ========================  ======================    ========================

Unit value                 $12.867467 TO $13.289711  $10.989664 to $11.361678  $7.849726 to $8.123564    $10.305876 to $10.676087

Net assets, end of period  $              8,665,541  $              7,897,684  $            4,886,818    $              5,346,696

Investment income ratio*                       0.00%                     0.00%                   0.00%                       0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%          1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               16.97% TO 17.38%          39.86% to 40.35%     (23.91%) to (23.64%)         (12.46%) to (6.34%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      MID CAP STOCK TRUST B
                           ---------------------------------------------------------------------------
                                     2004                       2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  494,954                    85,814                        0
Units issued                                811,643                   490,203                   97,953
Units redeemed                             (538,002)                  (81,063)                 (12,139)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        768,595                   494,954                   85,814
                           ========================  ========================  =======================

Unit value                 $15.651048 TO $16.589409  $13.399635 to $14.167455  $9.595389 to $10.119925

Net assets, end of period  $             12,645,731  $              6,967,426  $               865,030

Investment income ratio*                       0.00%                     0.00%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***               16.69% TO 17.10%          39.51% to 40.00%       (23.24%) to (7.56%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL ALLOCATION TRUST A
                           ------------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ------------------------  ----------------------    ----------------------    ------------------------
Units, beginning of period                  382,718                 293,376                   277,107                      98,610
Units issued                                 39,813                 117,316                   105,053                     233,867
Units redeemed                             (156,841)                (27,974)                  (88,784)                    (55,370)
                           ------------------------  ----------------------    ----------------------    ------------------------

Units, end of period                        265,690                 382,718                   293,376                     277,107
                           ========================  ======================    ======================    ========================

Unit value                 $10.621190 TO $10.771542  $9.578808 to $9.724144    $7.702576 to $7.827267    $10.197351 to $10.372818

Net assets, end of period  $              2,852,686  $            3,700,746    $            2,277,517    $              2,842,483

Investment income ratio*                       1.10%                   0.42%                     0.00%                       0.11%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%              1.40% to 1.75%

Total return,
 lowest to highest***               10.77% TO 11.16%        24.23% to 24.67%       (24.54%) to (24.28%)        (14.81%) to (13.02%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     GLOBAL ALLOCATION TRUST B
                           ---------------------------------------------------------------------------
                                     2004                     2003                      2002
                           -----------------------   ------------------------  -----------------------
Units, beginning of period                 126,849                     19,428                        0
Units issued                               237,929                    114,977                   20,010
Units redeemed                             (86,368)                    (7,556)                    (582)
                           -----------------------   ------------------------  -----------------------

Units, end of period                       278,410                    126,849                   19,428
                           =======================   ========================  =======================

Unit value                 $13.183540 TO 14.057979   $11.911549 to $12.669816  $9.575126 to $10.159257


Net assets, end of period  $             3,863,687   $              1,591,007  $               193,882

Investment income ratio*                      0.74%                      0.28%                    0.00%

Expense ratio,
 lowest to highest**                 1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***              10.57% TO 10.96%           24.28% to 24.71%       (23.40%) to (6.00%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   DYNAMIC GROWTH TRUST A
                           ----------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ----------------------    ----------------------    ----------------------    ----------------------
Units, beginning of period              1,343,925                   772,757                   827,774                   479,733
Units issued                               59,899                   744,934                   208,174                   637,794
Units redeemed                           (313,438)                 (173,766)                 (263,191)                 (289,753)
                           ----------------------    ----------------------    ----------------------    ----------------------

Units, end of period                    1,090,386                 1,343,925                   772,757                   827,774
                           ======================    ======================    ======================    ======================

Unit value                 $4.489166 TO $4.968047    $4.149140 to $4.596353    $3.269019 to $3.624989    $4.639280 to $5.149629

Net assets, end of period  $            5,242,572    $            5,946,398    $            2,655,135    $            4,006,117

Investment income ratio*                     0.00%                     0.00%                     0.00%                     0.17%

Expense ratio,
 lowest to highest**                1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               8.09% TO 8.47%          26.80% to 27.24%       (29.61%) to (29.36%)      (41.23%) to (37.18%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DYNAMIC GROWTH TRUST B
                           ---------------------------------------------------------------------------
                                     2004                     2003                      2002
                           ------------------------  ------------------------  -----------------------
Units, beginning of period                  251,568                    10,978                        0
Units issued                                136,429                   251,373                   11,369
Units redeemed                             (167,944)                  (10,783)                    (391)
                           ------------------------  ------------------------  -----------------------

Units, end of period                        220,053                   251,568                   10,978
                           ========================  ========================  =======================

Unit value                 $13.164527 TO $13.986908  $12.164875 to $12.892451  $9.578097 to $10.125646

Net assets, end of period  $              3,046,515  $              3,219,309  $               110,421

Investment income ratio*                       0.00%                     0.00%                    0.00%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%           1.40% to 1.75%

Total return,
 lowest to highest***                 8.11% TO 8.49%          26.88% to 27.32%       (23.38%) to (5.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     INTERNATIONAL INDEX A
                           ----------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ----------------------    ----------------------    ----------------------    ----------------------
Units, beginning of period                 97,492                    88,270                    29,265                    10,172
Units issued                               20,202                    85,707                    69,161                   433,216
Units redeemed                           (117,694)                  (76,485)                  (10,156)                 (414,123)
                           ----------------------    ----------------------    ----------------------    ----------------------

Units, end of period                            0                    97,492                    88,270                    29,265
                           ======================    ======================    ======================    ======================

Unit value                 $9.255356 TO $9.538545    $9.015303 to $9.295464    $6.933612 to $7.156227    $8.508168 to $8.790137

Net assets, end of period  $                    0    $              892,483    $              623,668    $              251,803

Investment income ratio*                     0.99%                     2.03%                     1.94%                     1.28%

Expense ratio,
 lowest to highest**                1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***               2.62% TO 2.78%          29.89% to 30.35%       (18.59%) to (18.30%)      (23.69%) to (23.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      INTERNATIONAL INDEX B
                           ----------------------------------------------------------------------------
                                     2004                     2003                      2002
                           ------------------------  ------------------------  ------------------------
Units, beginning of period                   84,353                    11,335                         0
Units issued                                 43,637                    75,643                   136,002
Units redeemed                             (127,990)                   (2,625)                 (124,667)
                           ------------------------  ------------------------  ------------------------

Units, end of period                              0                    84,353                    11,335
                           ========================  ========================  ========================

Unit value                 $13.497515 TO $14.152441  $13.162710 to $13.794960  $10.138456 to $10.614836

Net assets, end of period  $                      0  $              1,121,854  $                115,178

Investment income ratio*                       1.18%                     2.73%                     2.30%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                 2.54% TO 2.71%          29.83% to 30.28%        (18.89%) to (3.26%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            TOTAL STOCK MARKET INDEX TRUST A
                           ----------------------------------------------------------------------------------------------------
                                     2004                     2003                      2002                       2001
                           ------------------------  ----------------------    ----------------------    ----------------------
Units, beginning of period                  174,632                 174,281                   109,904                    23,583
Units issued                                 32,441                  61,435                   116,713                   104,437
Units redeemed                              (31,315)                (61,084)                  (52,336)                  (18,116)
                           ------------------------  ----------------------    ----------------------    ----------------------

Units, end of period                        175,758                 174,632                   174,281                   109,904
                           ========================  ======================    ======================    ======================

Unit value                 $10.589961 TO $10.863280  $9.635326 to $9.893926    $7.503914 to $7.713002    $9.692272 to $9.972325

Net assets, end of period  $              1,898,297  $            1,713,087    $            1,331,999    $            1,084,914

Investment income ratio*                       0.62%                   0.00%                     1.02%                     1.44%

Expense ratio,
 lowest to highest**                  1.40% TO 1.75%          1.40% to 1.75%            1.40% to 1.75%            1.40% to 1.75%

Total return,
 lowest to highest***                9.80% TO 10.18%        28.28% to 28.73%       (22.66%) to (22.38%)       (12.87%) to (9.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  TOTAL STOCK MARKET INDEX TRUST B
                                     ---------------------------------------------------------------------------------------
                                                2004                          2003                          2002
                                     --------------------------   ----------------------------   ---------------------------
Units, beginning of period                              318,595                         28,372                             0
Units issued                                            376,218                        299,152                        31,132
Units redeemed                                         (237,237)                        (8,929)                       (2,760)
                                     --------------------------   ----------------------------   ---------------------------

Units, end of period                                    457,576                        318,595                        28,372
                                     ==========================   ============================   ===========================
Unit value                           $  13.795381 TO $14.461277   $    12.568032 to $13.141717   $    9.804582 to $10.226558

Net assets, end of period            $                6,539,825   $                  4,149,359   $                   289,021

Investment income ratio*                                   0.46%                          0.00%                         3.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                 1.40% to 1.75%                1.40% to 1.75%

Total return, lowest to highest***               9.66% TO 10.04%               28.06% to 28.51%            (21.56%) to (5.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                500 INDEX PORTFOLIO TRUST A
                             ---------------------------------------------------------------------------------------------------
                                        2004                    2003                      2002                     2001
                             ------------------------   ----------------------   ----------------------   ----------------------
Units, beginning of period                  1,076,940                1,237,770                  819,472                  145,889
Units issued                                  466,189                  956,256                1,462,210                  866,311
Units redeemed                               (284,440)              (1,117,086)              (1,043,912)                (192,728)
                             ------------------------   ----------------------   ----------------------   ----------------------

Units, end of period                        1,258,689                1,076,940                1,237,770                  819,472
                             ========================   ======================   ======================   ======================

Unit value                   $10.028854 TO $10.287669   $9.247369 to $9.495529   $7.344179 to $7.548807   $9.637624 to $9.916084

Net assets, end of period    $             12,853,998   $           10,136,124   $            9,218,725   $            7,985,947

Investment income ratio*                         0.88%                    0.94%                    0.00%                    1.42%

Expense ratio, lowest to
  highest**                             1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%           1.40% to 1.75%

Total return, lowest to
  highest***                            8.34% TO 8.72%         25.79% to 26.23%      (23.87%) to (23.61%)     (13.81%) to (11.37%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   500 INDEX PORTFOLIO TRUST B
                                     ----------------------------------------------------------------------------------------
                                                2004                           2003                          2002
                                     --------------------------    ---------------------------    ---------------------------
Units, beginning of period                              983,215                        184,094                              0
Units issued                                          1,357,608                        980,772                        324,770
Units redeemed                                         (973,026)                      (181,651)                      (140,676)
                                     --------------------------    ---------------------------    ---------------------------

Units, end of period                                  1,367,797                        983,215                        184,094
                                     ==========================    ===========================    ===========================

Unit value                           $  13.124674 TO $13.981973    $   12.130947 to $12.890992    $    9.652858 to $10.232056

Net assets, end of period            $               18,755,386    $                12,452,785    $                 1,861,963

Investment income ratio*                                   0.64%                          0.61%                          0.00%

Expense ratio, lowest to highest**                1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                8.08% TO 8.46%               25.55% to 25.99%             (22.78%) to (5.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MID CAP INDEX TRUST A
                         ---------------------------------------------------------------------------------------------------------
                                   2004                       2003                        2002                      2001
                         ------------------------   ------------------------   ------------------------   ------------------------
Units, beginning of
  period                                  146,089                    148,951                     93,799                     17,609
Units issued                               33,381                    108,726                    146,035                    296,209
Units redeemed                            (43,487)                  (111,588)                   (90,883)                  (220,019)
                         ------------------------   ------------------------   ------------------------   ------------------------

Units, end of period                      135,983                    146,089                    148,951                     93,799
                         ========================   ========================   ========================   ========================

Unit value               $16.017501 TO $16.303495   $14.073554 to $14.274668   $10.642876 to $10.757291   $12.766859 to $12.858949

Net assets, end of
 period                  $              2,200,532   $              2,073,056   $              1,595,499   $              1,202,563

Investment income
  ratio*                                     0.39%                      0.00%                      0.49%                      0.99%

Expense ratio, lowest
  to highest**                      1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest
 to highest***                    13.81% TO 14.21%           32.23% to 32.70%        (16.64%) to (16.34%)          (3.35%) to 1.52%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         MID CAP INDEX TRUST B
                                      ------------------------------------------------------------------------------------------
                                                  2004                           2003                           2002
                                      ----------------------------    ---------------------------    ---------------------------
Units, beginning of period                                 280,327                         65,474                              0
Units issued                                               398,970                        248,728                         67,208
Units redeemed                                            (263,144)                       (33,875)                        (1,734)
                                      ----------------------------    ---------------------------    ---------------------------

Units, end of period                                       416,153                        280,327                         65,474
                                      ============================    ===========================    ===========================

Unit value                            $    14.984785 TO $15.701105    $   13.186545 to $13.803063    $    9.990307 to $10.446948

Net assets, end of period             $                  6,308,116    $                 3,734,931    $                   655,964

Investment income ratio*                                      0.25%                          0.00%                          1.48%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 13.64% TO 14.04%               31.99% to 32.46%             (20.08%) to (4.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     SMALL CAP INDEX TRUST A
                            -------------------------------------------------------------------------------------------------------
                                      2004                       2003                      2002                      2001
                            ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of period                   136,307                    226,950                   94,937                     14,651
Units issued                                 177,222                    348,969                  264,625                    295,598
Units redeemed                              (183,234)                  (439,612)                (132,612)                  (215,222)
                            ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                         130,295                    136,307                  226,950                     94,937
                            ========================   ========================   ======================   ========================

Unit value                  $14.773203 TO $15.179394   $12.801395 to $13.166570   $8.926733 to $9.190549   $11.557294 to $11.910780

Net assets, end of period   $              1,959,714   $              1,775,486   $            2,049,857   $              1,115,681

Investment income ratio*                        0.31%                      0.00%                    1.32%                      1.71%

Expense ratio, lowest to
 highest**                             1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                          15.29% TO 15.69%           43.26% to 43.76%      (22.84%) to (22.57%)          (0.17%) to 4.18%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      SMALL CAP INDEX TRUST B
                                     -----------------------------------------------------------------------------------------
                                                2004                            2003                          2002
                                     ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                               253,978                         52,175                              0
Units issued                                             575,233                        577,056                         71,370
Units redeemed                                          (426,938)                      (375,253)                       (19,195)
                                     ---------------------------    ---------------------------    ---------------------------

Units, end of period                                     402,273                        253,978                         52,175
                                     ===========================    ===========================    ===========================

Unit value                           $   15.589586 TO $16.158254    $   13.545063 to $14.025090    $     9.484387 to $9.810708

Net assets, end of period            $                 6,322,703    $                 3,468,629    $                   496,477

Investment income ratio*                                    0.20%                          0.00%                          2.40%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***               15.09% TO 15.50%               42.81% to 43.31%             (24.12%) to (6.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  CAPITAL APPRECIATION TRUST A
                             --------------------------------------------------------------------------------------------------
                                      2004                     2003                      2002                     2001
                             ----------------------   ----------------------   ----------------------    ----------------------
Units, beginning of period                  171,105                  179,024                   81,629                       790
Units issued                                 22,938                   31,402                  129,156                   113,604
Units redeemed                              (25,185)                 (39,321)                 (31,761)                  (32,765)
                             ----------------------   ----------------------   ----------------------    ----------------------

Units, end of period                        168,858                  171,105                  179,024                    81,629
                             ======================   ======================   ======================    ======================

Unit value                   $8.171240 TO $8.291409   $7.606320 to $7.691148   $5.978615 to $6.024194    $8.769024 to $8.804929

Net assets, end of period    $            1,386,792   $            1,307,213   $            1,073,083    $              716,429

Investment income ratio*                       0.00%                    0.00%                    0.00%                     0.00%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
 highest***                           7.43% TO 7.80%         27.23% to 27.67%      (31.82%) to (31.58%)      (19.76%) to (17.10%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    CAPITAL APPRECIATION TRUST B
                                      ----------------------------------------------------------------------------------------
                                                 2004                           2003                           2002
                                      --------------------------    ---------------------------    ---------------------------
Units, beginning of period                               171,828                         44,548                              0
Units issued                                             190,587                        152,162                         46,512
Units redeemed                                          (147,928)                       (24,882)                        (1,964)
                                      --------------------------    ---------------------------    ---------------------------

Units, end of period                                     214,487                        171,828                         44,548
                                      ==========================    ===========================    ===========================

Unit value                            $   11.951649 TO 13.141851    $   11.124546 to $12.201755    $     8.742892 to $9.565574

Net assets, end of period             $                2,778,291    $                 2,074,659    $                   421,782

Investment income ratio*                                    0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 7.33% TO 7.70%               27.11% to 27.56%             (30.06%) to (8.54%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         HEALTH SCIENCES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                       2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                     321,524                    297,962                  171,514                          0
Units issued                                104,021                    168,445                  206,697                    248,183
Units redeemed                             (127,397)                  (144,883)                 (80,249)                   (76,669)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        298,148                    321,524                  297,962                    171,514
                           ========================   ========================   ======================   ========================

Unit value                 $14.510292 TO $14.698179   $12.806521 to $12.926890   $9.567392 to $9.623619   $13.381761 to $13.413253

Net assets, end of
 period                    $              4,344,726   $              4,131,295   $            2,856,174   $              2,297,932

Investment income ratio*                       0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                         13.30% TO 13.70%           33.86% to 34.32%      (28.50%) to (28.25%)            7.05% to 7.31%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HEALTH SCIENCES TRUST B
                                      ----------------------------------------------------------------------------------------
                                                2004                            2003                          2002
                                      --------------------------     --------------------------     --------------------------
Units, beginning of period                               267,407                         57,430                              0
Units issued                                             435,063                        240,519                         93,194
Units redeemed                                          (265,771)                       (30,542)                       (35,764)
                                      --------------------------     --------------------------     --------------------------

Units, end of period                                     436,699                        267,407                         57,430
                                      ==========================     ==========================     ==========================

Unit value                            $  14.424059 TO $16.170972     $  12.746949 to $14.254961     $   9.534743 to $10.636160

Net assets, end of period             $                6,926,834     $                3,722,245     $                  594,408

Investment income ratio*                                    0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***               13.04% TO 13.44%               33.56% to 34.02%             (23.72%) to (2.52%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    FINANCIAL SERVICES TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                      2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                     237,240                    221,373                  145,091                          0
Units issued                                 28,100                     74,785                  132,427                    154,006
Units redeemed                              (69,212)                   (58,918)                 (56,145)                    (8,915)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        196,128                    237,240                  221,373                    145,091
                           ========================   ========================   ======================   ========================

Unit value                 $13.207601 TO $13.378598   $12.177455 to $12.291912   $9.277011 to $9.331532   $11.497105 to $11.524203

Net assets, end of
 period                    $              2,604,626   $              2,900,715   $            2,058,372   $              1,670,551

Investment income ratio*                       0.40%                      0.16%                    0.00%                      0.05%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                           8.46% TO 8.84%           31.26% to 31.72%      (19.31%) to (19.03%)         (8.02%) to (7.81%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      FINANCIAL SERVICES TRUST B
                                      -----------------------------------------------------------------------------------------
                                                  2004                           2003                          2002
                                      ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                                200,890                         40,850                              0
Units issued                                              264,154                        181,374                         73,527
Units redeemed                                           (177,849)                       (21,334)                       (32,677)
                                      ---------------------------    ---------------------------    ---------------------------

Units, end of period                                      287,195                        200,890                         40,850
                                      ===========================    ===========================    ===========================

Unit value                            $   14.503495 TO $14.702700    $   13.407583 to $13.578107    $   10.227986 to $10.347728

Net assets, end of period             $                 4,188,601    $                 2,705,259    $                   418,450

Investment income ratio*                                     0.25%                          0.12%                          0.00%

Expense ratio, lowest to highest**                  1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  8.17% TO 8.55%               31.09% to 31.55%             (18.18%) to (4.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      QUANTITATIVE MID CAP TRUST A
                           -------------------------------------------------------------------------------------------------------
                                      2004                      2003                      2002                       2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                      44,498                     50,287                    8,312                          0
Units issued                                113,307                     17,957                  102,612                     10,721
Units redeemed                              (19,451)                   (23,746)                 (60,637)                    (2,409)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        138,354                     44,498                   50,287                      8,312
                           ========================   ========================   ======================   ========================

Unit value                 $12.114956 TO $12.271843   $10.430346 to $10.528409   $7.662062 to $7.707109   $10.080533 to $10.104317

Net assets, end of
 period                    $              1,686,113   $                465,917   $              386,149   $                 83,879

Investment income ratio*                       0.00%                      0.00%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                         16.15% TO 16.56%           36.13% to 36.61%      (23.99%) to (23.72%)       (19.36%) to (19.17%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      QUANTITATIVE MID CAP TRUST B
                                      ------------------------------------------------------------------------------------------
                                                  2004                            2003                            2002
                                      ----------------------------    ---------------------------     --------------------------
Units, beginning of period                                  38,907                         12,337                              0
Units issued                                                83,910                         27,457                         13,426
Units redeemed                                             (39,802)                          (887)                        (1,089)
                                      ----------------------------    ---------------------------     --------------------------

Units, end of period                                        83,015                         38,907                         12,337
                                      ============================    ===========================     ==========================

Unit value                            $    15.305359 TO $15.668018    $   13.199297 to $13.478226     $    9.700786 to $9.881083

Net assets, end of period             $                  1,285,908    $                   519,431     $                  121,106

Investment income ratio*                                      0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 15.84% TO 16.25%               35.93% to 36.40%             (22.39%) to (4.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    STRATEGIC GROWTH TRUST A
                             -----------------------------------------------------------------------------------------------------
                                       2004                     2003                      2002                      2001
                             ------------------------   ----------------------   ----------------------   ------------------------
Units, beginning of period                    205,983                  228,983                  101,341                          0
Units issued                                   11,781                   27,784                  184,686                    115,469
Units redeemed                                (29,667)                 (50,784)                 (57,044)                   (14,128)
                             ------------------------   ----------------------   ----------------------   ------------------------

Units, end of period                          188,097                  205,983                  228,983                    101,341
                             ========================   ======================   ======================   ========================

Unit value                   $10.051965 TO $10.182170   $9.600076 to $9.690358   $7.700872 to $7.746167   $10.891002 to $10.916683

Net assets, end of
 period                      $              1,894,200   $            1,980,476   $            1,765,199   $              1,104,359

Investment income ratio*                         0.00%                    0.00%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                              1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                             4.71% TO 5.08%         24.66% to 25.10%      (29.29%) to (29.04%)       (12.87%) to (12.67%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         STRATEGIC GROWTH TRUST B
                                       ------------------------------------------------------------------------------------------
                                                      2004                          2003                            2002
                                       ----------------------------    ---------------------------    ---------------------------
Units, beginning of period                                  318,153                         68,904                              0
Units issued                                                231,940                        266,947                         79,059
Units redeemed                                             (249,623)                       (17,698)                       (10,155)
                                       ----------------------------    ---------------------------    ---------------------------

Units, end of period                                        300,470                        318,153                         68,904
                                       ============================    ===========================    ===========================

Unit value                             $    12.069021 TO $13.587529    $   11.545878 to $12.966005    $    9.270921 to $10.385269

Net assets, end of period              $                  4,016,129    $                 4,072,745    $                   709,584

Investment income ratio*                                       0.00%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                    4.43% TO 4.79%               24.41% to 24.85%             (25.83%) to (7.27%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      ALL CAP VALUE TRUST A
                           -------------------------------------------------------------------------------------------------------
                                     2004                       2003                      2002                       2001
                           ------------------------   ------------------------   ----------------------   ------------------------
Units, beginning of
 period                                     216,698                    201,456                   69,410                          0
Units issued                                 82,395                    133,704                  193,207                     78,125
Units redeemed                              (54,208)                  (118,462)                 (61,161)                    (8,715)
                           ------------------------   ------------------------   ----------------------   ------------------------

Units, end of period                        244,885                    216,698                  201,456                     69,410
                           ========================   ========================   ======================   ========================

Unit value                 $13.693111 TO $13.870389   $12.017788 to $12.130735   $8.838989 to $8.890942   $12.464762 to $12.494117

Net assets, end of
 period                    $              3,370,519   $              2,613,330   $            1,784,057   $                865,929

Investment income ratio*                       0.32%                      0.08%                    0.00%                      0.04%

Expense ratio, lowest to
 highest**                            1.40% TO 1.75%             1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                         13.94% TO 14.34%           35.96% to 36.44%      (29.09%) to (28.84%)         (0.28%) to (0.05%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          ALL CAP VALUE TRUST B
                                        ---------------------------------------------------------------------------------------
                                                   2004                           2003                          2002
                                        ---------------------------    ---------------------------    -------------------------
Units, beginning of period                                  342,137                         62,769                            0
Units issued                                                500,249                        365,303                       69,036
Units redeemed                                             (297,017)                       (85,935)                      (6,267)
                                        ---------------------------    ---------------------------    -------------------------

Units, end of period                                        545,369                        342,137                       62,769
                                        ===========================    ===========================    =========================

Unit value                              $   13.725754 TO $15.050883    $   12.051359 to $13.181759    $   8.867339 to $9.674898

Net assets, end of period               $                 8,078,643    $                 4,450,912    $                 593,689

Investment income ratio*                                       0.23%                          0.12%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%               1.40% to 1.75%

Total return, lowest to highest***                  13.78% TO 14.18%               35.77% to 36.25%          (29.06%) to (10.39%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    STRATEGIC VALUE TRUST A
                             -----------------------------------------------------------------------------------------------------
                                        2004                     2003                    2002                      2001
                             ------------------------   ----------------------   ----------------------   ------------------------
Units, beginning of
 period                                       173,533                  192,002                  105,084                          0
Units issued                                   42,063                   28,704                  135,413                    116,233
Units redeemed                                (61,523)                 (47,173)                 (48,495)                   (11,149)
                             ------------------------   ----------------------   ----------------------   ------------------------

Units, end of period                          154,073                  173,533                  192,002                    105,084
                             ========================   ======================   ======================   ========================

Unit value                   $11.098309 TO $11.242049   $9.573143 to $9.663184   $7.564926 to $7.609422   $10.574706 to $10.599650

Net assets, end of period    $              1,717,902   $            1,666,570   $            1,454,944   $              1,112,393

Investment income ratio*                         0.37%                    0.02%                    0.00%                      0.00%

Expense ratio, lowest to
 highest**                              1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                           15.93% TO 16.34%         26.55% to 26.99%      (28.46%) to (28.21%)       (15.40%) to (15.20%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         STRATEGIC VALUE TRUST B
                                       ------------------------------------------------------------------------------------------
                                                  2004                            2003                            2002
                                       ----------------------------    ---------------------------     --------------------------
Units, beginning of period                                  160,092                         42,780                              0
Units issued                                                305,147                        128,764                         48,194
Units redeemed                                             (187,992)                       (11,452)                        (5,414)
                                       ----------------------------    ---------------------------     --------------------------

Units, end of period                                        277,247                        160,092                         42,780
                                       ============================    ===========================     ==========================

Unit value                             $    13.676015 TO $14.480704    $   11.804094 to $12.467370     $    9.325864 to $9.825317

Net assets, end of period              $                  3,980,664    $                 1,982,849     $                  417,670

Investment income ratio*                                       0.27%                          0.06%                          0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                  15.74% TO 16.15%               26.45% to 26.89%             (25.39%) to (7.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       UTILITIES TRUST A
                            ----------------------------------------------------------------------------------------------------
                                       2004                    2003                      2002                      2001
                            ------------------------   ----------------------   ----------------------    ----------------------
Units, beginning of period                   212,985                  188,044                  153,476                         0
Units issued                                 171,839                  157,042                  157,695                   239,335
Units redeemed                               (89,422)                (132,101)                (123,127)                  (85,859)
                            ------------------------   ----------------------   ----------------------    ----------------------

Units, end of period                         295,402                  212,985                  188,044                   153,476
                            ========================   ======================   ======================    ======================

Unit value                  $11.667328 TO $11.818383   $9.174298 to $9.260547   $6.939875 to $6.980670    $9.237560 to $9.259344

Net assets, end of period   $              3,468,267   $            1,961,163   $            1,307,426    $            1,419,248

Investment income ratio*                        0.93%                    0.95%                    0.01%                     1.30%

Expense ratio, lowest to
 highest**                             1.40% TO 1.75%           1.40% to 1.75%           1.40% to 1.75%            1.40% to 1.75%

Total return, lowest to
 highest***                          27.17% TO 27.62%         32.20% to 32.66%      (24.87%) to (24.61%)      (26.10%) to (25.93%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           UTILITIES TRUST B
                                       -----------------------------------------------------------------------------------------
                                                  2004                            2003                          2002
                                       ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                                  79,316                         11,317                              0
Units issued                                               191,858                         72,038                         12,738
Units redeemed                                            (100,673)                        (4,039)                        (1,421)
                                       ---------------------------    ---------------------------    ---------------------------
Units, end of period                                       170,501                         79,316                         11,317
                                       ===========================    ===========================    ===========================

Unit value                             $   16.807837 TO $18.366353    $   13.222661 to $14.412596    $   10.012642 to $10.886485

Net assets, end of period              $                 3,100,182    $                 1,132,989    $                   122,892

Investment income ratio*                                      0.76%                          0.76%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 26.99% TO 27.43%               31.93% to 32.39%              (19.90%) to 1.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP VALUE TRUST A
                          ---------------------------------------------------------------------------------------------------------
                                     2004                      2003                       2002                        2001
                          ------------------------   ------------------------   ------------------------   ------------------------
Units, beginning of
 period                                    593,873                    668,035                    228,369                          0
Units issued                               178,784                     85,386                    600,898                    237,225
Units redeemed                             (96,444)                  (159,548)                  (161,232)                    (8,856)
                          ------------------------   ------------------------   ------------------------   ------------------------

Units, end of period                       676,213                    593,873                    668,035                    228,369
                          ========================   ========================   ========================   ========================

Unit value                $17.214767 TO $17.437569   $14.076273 to $14.208533   $11.426974 to $11.494079   $12.936460 to $12.966914

Net assets, end of
 period                   $             11,703,312   $              8,389,873   $              7,650,827   $              2,957,589

Investment income ratio*                      0.49%                      0.41%                      0.00%                      0.55%

Expense ratio, lowest to
 highest**                           1.40% TO 1.75%             1.40% to 1.75%             1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                        22.30% TO 22.73%           23.18% to 23.62%        (11.67%) to (11.36%)            3.49% to 3.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           MID CAP VALUE TRUST B
                                      ------------------------------------------------------------------------------------------
                                                  2004                            2003                           2002
                                      ----------------------------    ---------------------------    ---------------------------
Units, beginning of period                                 916,000                        228,338                              0
Units issued                                             1,185,982                        749,211                        261,220
Units redeemed                                            (773,234)                       (61,549)                       (32,882)
                                      ----------------------------    ---------------------------    ---------------------------

Units, end of period                                     1,328,748                        916,000                        228,338
                                      ============================    ===========================    ===========================

Unit value                            $    16.254740 TO $17.182183    $   13.317463 to $14.063217    $   10.830161 to $11.425215

Net assets, end of period             $                 21,808,440    $                12,294,350    $                 2,487,641

Investment income ratio*                                      0.36%                          0.29%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                 22.06% TO 22.48%               22.97% to 23.40%             (13.36%) to (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         FUNDAMENTAL VALUE TRUST A
                            ------------------------------------------------------------------------------------------------------
                                       2004                      2003                     2002                       2001
                            ------------------------   ------------------------  ----------------------   ------------------------
Units, beginning of
 period                                      715,756                    721,853                 305,676                          0
Units issued                                  97,293                     97,117                 487,890                    320,983
Units redeemed                               (87,528)                  (103,214)                (71,713)                   (15,307)
                            ------------------------   ------------------------  ----------------------   ------------------------

Units, end of period                         725,521                    715,756                 721,853                    305,676
                            ========================   ========================  ======================   ========================

Unit value                  $13.378959 TO $13.552160   $12.178644 to $12.293099  $9.545508 to $9.601589   $11.592814 to $11.620125

Net assets, end of period   $              9,739,559   $              8,736,554  $            6,898,859   $              3,545,972

Investment income ratio*                        0.49%                      0.28%                   0.09%                      0.00%

Expense ratio, lowest to
 highest**                             1.40% TO 1.75%             1.40% to 1.75%          1.40% to 1.75%             1.40% to 1.75%

Total return, lowest to
 highest***                           9.86% TO 10.24%           27.59% to 28.03%     (17.66%) to (17.37%)         (7.26%) to (7.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                       FUNDAMENTAL VALUE TRUST B
                                       -----------------------------------------------------------------------------------------
                                                     2004                          2003                            2002
                                       ---------------------------    ---------------------------    ---------------------------
Units, beginning of period                                 684,299                        211,556                              0
Units issued                                             1,052,377                        541,106                        220,570
Units redeemed                                            (567,360)                       (68,363)                        (9,014)
                                       ---------------------------    ---------------------------    ---------------------------

Units, end of period                                     1,169,316                        684,299                        211,556
                                       ===========================    ===========================    ===========================

Unit value                             $   14.705246 TO $14.855745    $   13.428610 to $13.552445    $   10.546509 to $10.633144

Net assets, end of period              $                17,273,442                      9,219,586    $                 2,235,257

Investment income ratio*                                      0.35%                          0.25%                          0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   9.51% TO 9.89%               27.33% to 27.77%             (15.63%) to (3.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             EMERGING GROWTH
                                                                  TRUST B
                                        -----------------------------------------------------------
                                                    2004                           2003
                                        ----------------------------    ---------------------------
Units, beginning of period                                    22,412                              0
Units issued                                                  71,685                         28,962
Units redeemed                                               (54,581)                        (6,550)
                                        ----------------------------    ---------------------------

Units, end of period                                          39,516                         22,412
                                        ============================    ===========================

Unit value                              $    16.921582 TO $17.020099    $   16.148310 to $16.185428

Net assets, end of period               $                    670,398    $                   362,287

Investment income ratio*                                        0.00%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                     4.79% TO 5.16%               29.19% to 29.48%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                NATURAL RESOURCES
                                                                     TRUST B
                                        -----------------------------------------------------------
                                                    2004                            2003
                                        ----------------------------    ---------------------------
Units, beginning of period                                    82,271                              0
Units issued                                                 381,955                         89,475
Units redeemed                                              (224,941)                        (7,204)
                                        ----------------------------    ---------------------------

Units, end of period                                         239,285                         82,271
                                        ============================    ===========================

Unit value                              $    21.665649 TO $21.791715    $   17.774754 to $17.815615

Net assets, end of period               $                  5,201,493    $                 1,464,070

Investment income ratio*                                        0.05%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   21.89% TO 22.32%               42.20% to 42.52%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     MID CAP CORE
                                                                        TRUST B
                                        -----------------------------------------------------------
                                                     2004                           2003
                                        ----------------------------    ---------------------------
Units, beginning of period                                   138,988                              0
Units issued                                                 332,543                        139,825
Units redeemed                                              (201,425)                          (837)
                                        ----------------------------    ---------------------------

Units, end of period                                         270,106                        138,988
                                        ============================    ===========================

Unit value                              $    16.962682 TO $17.061458    $   15.125220 to $15.160007

Net assets, end of period               $                  4,594,041    $                 2,104,564

Investment income ratio*                                        0.00%                          0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%                 1.40% to 1.75%

Total return, lowest to highest***                   12.15% TO 12.54%               21.00% to 21.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE ALL CAP
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                             5,950                          0
Units issued                                          26,462                      5,950
Units redeemed                                       (12,141)                         0
                                    ------------------------   ------------------------

Units, end of period                                  20,271                      5,950
                                    ========================   ========================

Unit value                          $17.319052 TO $17.419898   $15.370112 to $15.405463

Net assets, end of period           $                352,307   $                 91,501

Investment income ratio*                                0.79%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           12.68% TO 13.08%           22.96% to 23.24%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      LARGE CAP VALUE
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            27,758                          0
Units issued                                         202,000                     27,780
Units redeemed                                       (94,244)                       (22)
                                    ------------------------   ------------------------

Units, end of period                                 135,514                     27,758
                                    ========================   ========================

Unit value                           18.813146 TO $18.922673   $15.753916 to $15.790145

Net assets, end of period           $              2,556,836   $                437,796

Investment income ratio*                                0.89%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           19.42% TO 19.84%           26.03% to 26.32%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL CAP OPPORTUNITIES
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            39,383                          0
Units issued                                         200,028                     40,737
Units redeemed                                      (124,349)                    (1,354)
                                    ------------------------   ------------------------

Units, end of period                                 115,062                     39,383
                                    ========================   ========================

Unit value                          $21.306957 TO $21.430956   $17.280544 to $17.320262

Net assets, end of period           $              2,460,629   $                681,815

Investment income ratio*                                0.07%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           23.30% TO 23.73%           38.24% to 38.56%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SPECIAL VALUE
                                                         TRUST B
                                    ---------------------------------------------------
                                               2004                      2003
                                    ------------------------   ------------------------
Units, beginning of period                             7,099                          0
Units issued                                          53,891                      7,820
Units redeemed                                       (14,540)                      (721)
                                    ------------------------   ------------------------

Units, end of period                                  46,450                      7,099
                                    ========================   ========================

Unit value                          $18.409773 TO $18.516944   $15.619575 to $15.655498

Net assets, end of period           $                857,119   $                110,945

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           17.86% TO 18.28%           24.96% to 25.24%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     REAL RETURN BOND
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           326,511                          0
Units issued                                       1,236,896                    398,437
Units redeemed                                      (668,818)                   (71,926)
                                    ------------------------   ------------------------

Units, end of period                                 894,589                    326,511
                                    ========================   ========================

Unit value                          $13.835619 TO $13.916239   $12.950068 to $12.979916

Net assets, end of period           $             12,407,009   $              4,232,489

Investment income ratio*                                0.25%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             6.84% TO 7.21%             3.60% to 3.84%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  AMERICAN INTERNATIONAL
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           210,684                          0
Units issued                                       1,452,438                    229,751
Units redeemed                                      (537,822)                   (19,067)
                                    ------------------------   ------------------------

Units, end of period                               1,125,300                    210,684
                                    ========================   ========================

Unit value                          $19.216554 TO $19.328401   $16.469766 to $16.507632

Net assets, end of period           $             21,677,699   $              3,473,863

Investment income ratio*                                0.33%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           16.68% TO 17.09%           31.76% to 32.06%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     AMERICAN GROWTH
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                      2003
                                    ------------------------   ------------------------
Units, beginning of period                           880,811                          0
Units issued                                       3,757,789                    949,200
Units redeemed                                    (1,663,677)                   (68,389)
                                    ------------------------   ------------------------

Units, end of period                               2,974,923                    880,811
                                    ========================   ========================

Unit value                          $16.752296 TO $16.849842   $15.234022 to $15.269062

Net assets, end of period           $             49,974,517   $             13,433,461

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***            9.97% TO 10.35%           21.87% to 22.15%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    AMERICAN BLUE-CHIP
                                                      INCOME & GROWTH
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           527,438                          0
Units issued                                       1,078,563                    533,054
Units redeemed                                      (553,822)                    (5,616)
                                    ------------------------   ------------------------

Units, end of period                               1,052,179                    527,438
                                    ========================   ========================

Unit value                          $16.367906 TO $16.463226   $15.263668 to $15.298774

Net assets, end of period           $             17,269,068   $              8,058,925

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.23% TO 7.61%           22.11% to 22.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              AMERICAN GROWTH-INCOME TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           609,300                          0
Units issued                                       2,940,765                    631,909
Units redeemed                                    (1,176,044)                   (22,609)
                                    ------------------------   ------------------------

Units, end of period                               2,374,021                    609,300
                                    ========================   ========================

Unit value                          $16.568595 TO $16.665076   $15.352637 to $15.387946

Net assets, end of period                         39,432,273   $              9,364,312

Investment income ratio*                                0.22%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.92% TO 8.30%           22.82% to 23.10%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    AMERICAN CENTURY - SMALL     PIMCO VIT ALL ASSET
                                             COMPANY                  PORTFOLIO                 CORE EQUITY
                                    ------------------------   ------------------------   ------------------------
                                              2004                       2004                       2004
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                                 0                          0                          0
Units issued                                           9,156                    219,828                    206,817
Units redeemed                                        (4,731)                   (59,991)                   (79,155)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                   4,425                    159,837                    127,662
                                    ========================   ========================   ========================

Unit value                          $15.034643 TO $15.069552   $13.839396 TO $13.871539   $14.046138 TO $14.078764

Net assets, end of period           $                 66,667   $              2,215,436   $              1,795,258

Investment income ratio*                                0.00%                      5.87%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% TO 1.75%             1.40% TO 1.75%

Total return, lowest to highest***           20.28% TO 20.56%           10.72% TO 10.97%           12.37% TO 12.63%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                             US GLOBAL LEADERS
                                         CLASSIC VALUE            QUANTITATIVE VALUE               GROWTH
                                    ------------------------   ------------------------   ------------------------
                                             2004                        2004                       2004
                                    ------------------------   ------------------------   ------------------------
Units, beginning of period                                 0                          0                          0
Units issued                                          81,795                     12,553                     68,438
Units redeemed                                       (26,644)                    (5,135)                   (23,358)
                                    ------------------------   ------------------------   ------------------------

Units, end of period                                  55,151                      7,418                     45,080
                                    ========================   ========================   ========================

Unit value                          $13.736322 TO $13.768228   $14.490955 TO $14.524617   $13.058147 TO $13.088477

Net assets, end of period           $                758,191   $                107,718   $                589,049

Investment income ratio*                                0.27%                      0.00%                      0.47%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% TO 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            9.89% TO 10.15%           15.93% TO 16.20%             4.47% TO 4.71%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                      JHF STRATEGIC INCOME     JOHN HANCOCK VST INT'L EQ   JOHN HANCOCK VST INT'L EQ
                                            TRUST B                     TRUST A                      TRUST B
                                    ------------------------   -------------------------   -------------------------
                                             2004                        2004                         2004
                                    ------------------------   -------------------------   -------------------------
Units, beginning of period                                 0                           0                           0
Units issued                                          79,586                      92,357                     267,314
Units redeemed                                       (24,194)                    (23,739)                   (100,815)
                                    ------------------------   -------------------------    ------------------------

Units, end of period                                  55,392                      68,618                     166,499
                                    ========================   =========================    ========================

Unit value                          $13.451607 TO $13.482843   $ 14.634965 TO $14.668950    $14.611687 TO $16.645623

Net assets, end of period           $                745,537   $               1,005,640    $              2,435,767

Investment income ratio*                                1.87%                       0.48%                       0.38%

Expense ratio, lowest to highest**             1.40% TO 1.75%              1.40% TO 1.75%              1.40% TO 1.75%

Total return, lowest to highest***             7.61% TO 7.86%            17.08% TO 17.35%            16.89% TO 17.17%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    GREAT COMPANIES AMERICA
                                            TRUST B
                                    ------------------------
                                              2004
                                    ------------------------
Units, beginning of period                                 0
Units issued                                           3,879
Units redeemed                                        (2,864)
                                    ------------------------

Units, end of period                                   1,015
                                    ========================

Unit value                          $13.914235 TO $13.983093

Net assets, end of period           $                 14,186

Investment income ratio*                                0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%

Total return, lowest to highest***             0.03% TO 0.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER 21ST CENTURY
                                                      GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            24,147                          0
Units issued                                          20,416                     24,149
Units redeemed                                        (3,976)                        (2)
                                    ------------------------   ------------------------

Units, end of period                                  40,587                     24,147
                                    ========================   ========================

Unit value                          $19.014715 TO $19.163946   $17.497738 to $17.573287

Net assets, end of period           $                773,942   $                422,989

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             8.67% TO 9.05%           28.13% to 28.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER CAPITAL
                                                      GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            44,585                          0
Units issued                                          62,895                     44,747
Units redeemed                                       (24,683)                      (162)
                                    ------------------------   ------------------------

Units, end of period                                  82,797                     44,585
                                    ========================   ========================

Unit value                          $17.949036 TO $18.089923   $16.983475 to $17.056831

Net assets, end of period           $              1,490,532   $                758,256

Investment income ratio*                                0.15%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             5.69% TO 6.06%           24.32% to 24.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER GLOBAL
                                                    DISCOVERY TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            19,562                          0
Units issued                                          34,208                     19,778
Units redeemed                                        (2,839)                      (216)
                                    ------------------------   ------------------------

Units, end of period                                  50,931                     19,562
                                    ========================   ========================

Unit value                          $25.326207 TO $25.524943   $20.934012 to $21.024402

Net assets, end of period           $              1,294,337   $                409,989

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           20.98% TO 21.41%           46.19% to 46.70%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER GROWTH & INCOME TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            56,792                          0
Units issued                                         139,148                     57,744
Units redeemed                                       (29,517)                      (952)
                                    ------------------------   ------------------------

Units, end of period                                 166,423                     56,792
                                    ========================   ========================

Unit value                          $18.328733 TO $18.472602   $16.991407 to $17.064795

Net assets, end of period           $              3,061,192   $                966,910

Investment income ratio*                                0.41%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.87% TO 8.25%           24.35% to 24.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER HEALTH SCIENCES
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            69,472                          0
Units issued                                          83,463                     80,653
Units redeemed                                       (19,223)                   (11,181)
                                    ------------------------   ------------------------

Units, end of period                                 133,712                     69,472
                                    ========================   ========================

Unit value                          $18.284227 TO $18.427791   $17.045590 to $17.119230

Net assets, end of period           $              2,451,554   $              1,185,576

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.27% TO 7.64%           30.90% to 31.36%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER INTERNATIONAL
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            73,452                          0
Units issued                                         135,459                     74,675
Units redeemed                                       (19,052)                    (1,223)
                                    ------------------------   ------------------------

Units, end of period                                 189,859                     73,452
                                    ========================   ========================

Unit value                          $19.080228 TO $19.230024   $16.704896 to $16,777081

Net assets, end of period           $              3,633,511   $              1,228,531

Investment income ratio*                                0.83%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           14.22% TO 14.62%           25.31% to 25.75%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER AGGRESSIVE GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            37,177                          0
Units issued                                          30,174                     37,290
Units redeemed                                          (834)                      (113)
                                    ------------------------   ------------------------

Units, end of period                                  66,517                     37,177
                                    ========================   ========================

Unit value                          $19.652052 TO $19.806314   $19.303275 to $19.386626

Net assets, end of period           $              1,310,950   $                718,333

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             1.81% TO 2.16%           31.12% to 31.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER BLUE CHIP
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           103,710                          0
Units issued                                         134,481                    104,100
Units redeemed                                       (22,584)                      (390)
                                    ------------------------   ------------------------

Units, end of period                                 215,607                    103,710
                                    ========================   ========================

Unit value                          $19.054942 TO $19.204489   $16.781810 to $16.854301

Net assets, end of period           $              4,122,031   $              1,743,045

Investment income ratio*                                0.21%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           13.55% TO 13.94%           24.57% to 25.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER CONTARIAN
                                                     VALUE TRUST B
                                    ---------------------------------------------------
                                             2004                        2003
                                    ------------------------   ------------------------
Units, beginning of period                            86,252                          0
Units issued                                         273,818                     87,425
Units redeemed                                      (103,943)                    (1,173)
                                    ------------------------   ------------------------

Units, end of period                                 256,127                     86,252
                                    ========================   ========================

Unit value                          $19.585824 TO $19.739537   $18.178471 to $18.256976

Net assets, end of period           $              5,038,196   $              1,570,328

Investment income ratio*                                1.10%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             7.74% TO 8.12%           29.90% to 30.35%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER GLOBAL BLUE
                                                       CHIP TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            34,648                          0
Units issued                                          40,834                     34,799
Units redeemed                                        (2,818)                      (151)
                                    ------------------------   ------------------------

Units, end of period                                  72,664                     34,648
                                    ========================   ========================

Unit value                          $19.383563 TO $19.535703   $17.253759 to $17.328288

Net assets, end of period           $              1,412,893   $                598,704

Investment income ratio*                                0.56%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           12.34% TO 12.74%           26.73% to 27.17%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GOVERNMENT
                                                    SECURITIES TRUST B
                                    ---------------------------------------------------
                                              2004                        2003
                                    ------------------------   ------------------------
Units, beginning of period                           198,686                          0
Units issued                                         155,613                    212,038
Units redeemed                                       (72,411)                   (13,352)
                                    ------------------------   ------------------------

Units, end of period                                 281,888                    198,686
                                    ========================   ========================

Unit value                          $12.811320 TO $12.911981   $12.614422 to $12.668989

Net assets, end of period           $              3,620,271   $              2,510,169

Investment income ratio*                                2.43%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             1.56% TO 1.92%             0.06% to 0.41%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      SCUDDER GROWTH
                                                         TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            23,637                          0
Units issued                                          59,167                     29,885
Units redeemed                                        (2,481)                    (6,248)
                                    ------------------------   ------------------------

Units, end of period                                  80,323                     23,637
                                    ========================   ========================

Unit value                          $17.168653 TO $17.303433   $16.676269 to $16.748311

Net assets, end of period           $              1,384,772   $                394,873

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             2.95% TO 3.31%           22.04% to 22.47%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER HIGH INCOME
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           118,662                          0
Units issued                                         128,525                    129,702
Units redeemed                                       (10,133)                   (11,040)
                                    ------------------------   ------------------------

Units, end of period                                 237,054                    118,662
                                    ========================   ========================

Unit value                          $17.835344 TO $17.975333   $16.194935 to $16.264897

Net assets, end of period           $              4,239,624   $              1,924,212

Investment income ratio*                                5.48%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           10.13% TO 10.52%           21.99% to 22.42%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER INTERNATIONAL
                                                    SELECT EQUITY TRUST B
                                    ---------------------------------------------------
                                               2004                      2003
                                    ------------------------   ------------------------
Units, beginning of period                            42,573                          0
Units issued                                          89,039                     58,068
Units redeemed                                        (8,343)                   (15,495)
                                    ------------------------   ------------------------

Units, end of period                                 123,269                     42,573
                                    ========================   ========================

Unit value                          $19.940046 TO $20.096540   $17.220976 to $17.295376

Net assets, end of period           $              2,464,053   $                734,032

Investment income ratio*                                0.53%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***           15.79% TO 16.20%           27.18% to 27.63%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER FIXED INCOME
                                                          TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                           227,557                          0
Units issued                                         424,506                    236,035
Units redeemed                                       (78,759)                    (8,478)
                                    ------------------------   ------------------------

Units, end of period                                 573,304                    227,557
                                    ========================   ========================

Unit value                          $13.320708 TO $13.425361   $13.022287 to $13.078606

Net assets, end of period           $              7,664,090   $              2,966,876

Investment income ratio*                                2.24%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             2.29% TO 2.65%             2.94% to 3.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER MONEY MARKET
                                                          TRUST B
                                    ----------------------------------------------------
                                               2004                        2003
                                    ------------------------    ------------------------
Units, beginning of period                           326,100                           0
Units issued                                         693,804                     641,359
Units redeemed                                      (827,200)                   (315,259)
                                    ------------------------    ------------------------

Units, end of period                                 192,704                     326,100
                                    ========================    ========================

Unit value                          $12.167892 TO $12.263477    $12.318541 to $12.371821

Net assets, end of period           $              2,350,540    $              4,022,938

Investment income ratio*                                0.50%                       0.18%

Expense ratio, lowest to highest**             1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***          (1.22%) TO (0.88%)          (1.32%) to (0.98%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER SMALL CAP
                                                      GROWTH TRUST B
                                    ---------------------------------------------------
                                              2004                       2003
                                    ------------------------   ------------------------
Units, beginning of period                            77,667                          0
Units issued                                          77,997                     77,712
Units redeemed                                       (11,888)                       (45)
                                    ------------------------   ------------------------

Units, end of period                                 143,776                     77,667
                                    ========================   ========================

Unit value                          $20.136865 TO $20.294917   $18.539241 to $18.619291

Net assets, end of period           $              2,902,789   $              1,441,627

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%             1.40% to 1.75%

Total return, lowest to highest***             8.62% TO 9.00%           30.22% to 30.67%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER TECHNOLOGY
                                                          GROWTH TRUST B
                                        ----------------------------------------------------
                                                 2004                           2003
                                        ------------------------    ------------------------
Units, beginning of period                                41,640                           0
Units issued                                              40,484                      56,422
Units redeemed                                           (13,774)                    (14,782)
                                        ------------------------    ------------------------

Units, end of period                                      68,350                      41,640
                                        ========================    ========================

Unit value                              $22.504751 TO $22.681308    $22.569782 to $22.667138

Net assets, end of period               $              1,542,392    $                941,199

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               (0.29%) TO 0.06%            43.65% to 44.15%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER TOTAL RETURN
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                               160,427                           0
Units issued                                             120,727                     176,989
Units redeemed                                           (74,736)                    (16,562)
                                        ------------------------    ------------------------

Units, end of period                                     206,418                     160,427
                                        ========================    ========================

Unit value                              $15.909138 TO $16.034061    $15.221981 to $15.287760

Net assets, end of period               $              3,298,369    $              2,445,965

Investment income ratio*                                    1.09%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 4.51% TO 4.88%            15.52% to 15.92%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER DAVIS VENTURE
                                                           VALUE TRUST B
                                        ----------------------------------------------------
                                                  2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                               137,420                           0
Units issued                                             226,635                     138,669
Units redeemed                                           (30,986)                     (1,249)
                                        ------------------------    ------------------------

Units, end of period                                     333,069                     137,420
                                        ========================    ========================

Unit value                              $19.619668 TO $19.773687    $17.920836 to $17.998252

Net assets, end of period               $              6,548,863    $              2,465,042

Investment income ratio*                                    0.03%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.48% TO 9.86%            27.18% to 27.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER DREMAN FINANCIAL SERVICES
                                                              TRUST B
                                        ----------------------------------------------------
                                                 2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                                41,361                           0
Units issued                                              66,801                      52,343
Units redeemed                                           (24,500)                    (10,982)
                                        ------------------------    ------------------------

Units, end of period                                      83,662                      41,361
                                        ========================    ========================

Unit value                              $20.074692 TO $20.232247    $18.323217 to $18.402350

Net assets, end of period               $              1,684,468    $                758,708

Investment income ratio*                                    1.04%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.56% TO 9.94%            25.51% to 25.95%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER DREMAN
                                                     HIGH RETURN EQUITY TRUST B
                                        ----------------------------------------------------
                                                 2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                               161,686                           0
Units issued                                             198,182                     162,277
Units redeemed                                           (36,245)                       (591)
                                        ------------------------    ------------------------

Units, end of period                                     323,623                     161,686
                                        ========================    ========================

Unit value                              $21.008499 TO $21.173358    $18.816193 to $18.897440

Net assets, end of period               $              6,820,754    $              3,046,818

Investment income ratio*                                    1.06%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               11.65% TO 12.04%             29.21%to 29.66%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                          SCUDDER DREMAN
                                                          SMALL CAP VALUE
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                90,420                           0
Units issued                                             142,630                      92,177
Units redeemed                                           (17,317)                     (1,757)
                                        ------------------------    ------------------------

Units, end of period                                     215,733                      90,420
                                        ========================    ========================

Unit value                              $23.423980 TO $23.607763    $18.991183 to $19.073169

Net assets, end of period               $              5,070,920    $              1,719,589

Investment income ratio*                                    0.36%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               23.34% TO 23.77%            39.19% to 39.68%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER EAGLE FOCUSED
                                                           LARGE CAP GROWTH
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                           2003
                                        ------------------------    ------------------------
Units, beginning of period                                71,797                           0
Units issued                                             122,918                      72,219
Units redeemed                                           (19,301)                       (422)
                                        ------------------------    ------------------------

Units, end of period                                     175,414                      71,797
                                        ========================    ========================

Unit value                              $16.906505 TO $17.039235    $16.949303 to $17.022514

Net assets, end of period               $              2,975,891    $              1,218,562

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               (0.25%) TO 0.10%            23.95% to 24.39%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER FOCUS VALUE
                                                          & GROWTH TRUST B
                                        ----------------------------------------------------
                                                 2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                13,193                           0
Units issued                                              37,358                      13,458
Units redeemed                                            (7,766)                       (265)
                                        ------------------------    ------------------------

Units, end of period                                      42,785                      13,193
                                        ========================    ========================

Unit value                              $20.028328 TO $20.185513    $18.377401 to $18.456762

Net assets, end of period               $                860,132    $                242,804

Investment income ratio*                                    0.33%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 8.98% TO 9.37%            29.99% to 30.45%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER INDEX 500
                                                              TRUST B
                                        ----------------------------------------------------
                                                  2004                        2003
                                        ------------------------    ------------------------
Units, beginning of period                               162,214                           0
Units issued                                             361,707                     163,034
Units redeemed                                           (20,900)                       (820)
                                        ------------------------    ------------------------

Units, end of period                                     503,021                     162,214
                                        ========================    ========================

Unit value                              $18.967106 TO $19.115976    $17.550772 to $17.626575

Net assets, end of period               $              9,577,330    $              2,852,710

Investment income ratio*                                    0.50%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 8.07% TO 8.45%            25.36% to 25.80%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INVESCO DYNAMIC
                                                            GROWTH TRUST B
                                        ----------------------------------------------------
                                                2004                           2003
                                        ------------------------    ------------------------
Units, beginning of period                                13,209                           0
Units issued                                              66,691                      13,291
Units redeemed                                           (32,501)                        (82)
                                        ------------------------    ------------------------

Units, end of period                                      47,399                      13,209
                                        ========================    ========================

Unit value                              $20.950593 TO $21.115038    $19.131066 to $19.213671

Net assets, end of period               $                995,343    $                253,013

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.51% TO 9.90%            32.91% to 33.38%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SCUDDER JANUS GROWTH & INCOME TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                57,101                           0
Units issued                                              63,419                      57,379
Units redeemed                                            (6,864)                       (278)
                                        ------------------------    ------------------------

Units, end of period                                     113,656                      57,101
                                        ========================    ========================

Unit value                              $18.061889 TO $18.203682    $16.547138 to $16.618620

Net assets, end of period               $              2,060,243    $                946,372

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 9.15% TO 9.54%            21.79% to 22.22%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER JANUS GROWTH OPPORTUNITIES TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                16,010                           0
Units issued                                               7,876                      16,110
Units redeemed                                              (395)                       (100)
                                        ------------------------    ------------------------

Units, end of period                                      23,491                      16,010
                                        ========================    ========================

Unit value                              $18.938880 TO $19.087533    $17.176830 to $17.251027

Net assets, end of period               $                446,253    $                275,431

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               10.26% TO 10.65%            24.05% to 24.49%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER MFS STRATEGIC
                                                           VALUE TRUST B
                                        ----------------------------------------------------
                                                  2004                        2003
                                        ------------------------    ------------------------
Units, beginning of period                                64,881                           0
Units issued                                             148,563                      65,552
Units redeemed                                           (16,996)                       (671)
                                        ------------------------    ------------------------

Units, end of period                                     196,448                      64,881
                                        ========================    ========================

Unit value                              $20.746697 TO $20.909517    $17.984781 to $18.062460

Net assets, end of period               $              4,087,790    $              1,167,980

Investment income ratio*                                    0.06%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               15.36% TO 15.76%            24.16% to 24.59%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER OAK STRATEGIC
                                                           EQUITY TRUST B
                                        ----------------------------------------------------
                                                  2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                                34,303                           0
Units issued                                              55,711                      34,359
Units redeemed                                            (7,629)                        (56)
                                        ------------------------    ------------------------

Units, end of period                                      82,385                      34,303
                                        ========================    ========================

Unit value                              $22.264609 TO $22.439299    $22.461508 to $22.558419

Net assets, end of period               $              1,841,505    $                771,384

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***              (0.88%) TO (0.53%)           46.55% to 47.06%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                SCUDDER TURNER MID CAP GROWTH TRUST B
                                        ----------------------------------------------------
                                                  2004                        2003
                                        ------------------------    ------------------------
Units, beginning of period                                39,810                           0
Units issued                                              65,477                      54,611
Units redeemed                                           (19,912)                    (14,801)
                                        ------------------------    ------------------------

Units, end of period                                      85,375                      39,810
                                        ========================    ========================

Unit value                              $22.098540 TO $22.271942    $20.328105 to $20.415849

Net assets, end of period               $              1,891,689    $                810,157

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 8.71% TO 9.09%            45.51% to 46.02%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER REAL ESTATE
                                                              TRUST B
                                        ----------------------------------------------------
                                                 2004                         2003
                                        ------------------------    ------------------------
Units, beginning of period                               108,356                           0
Units issued                                             139,501                     108,965
Units redeemed                                           (35,366)                       (609)
                                        ------------------------    ------------------------

Units, end of period                                     212,491                     108,356
                                        ========================    ========================

Unit value                              $19.593030 TO $19.707109    $15.252679 to $15.287771

Net assets, end of period               $              4,174,494    $              1,654,071

Investment income ratio*                                    0.60%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***               28.46% TO 28.91%            22.02% to 22.30%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         SCUDDER STRATEGIC
                                                           INCOME TRUST B
                                        ----------------------------------------------------
                                                  2004                          2003
                                        ------------------------    ------------------------
Units, beginning of period                                70,909                           0
Units issued                                             106,876                      77,482
Units redeemed                                           (21,579)                     (6,573)
                                        ------------------------    ------------------------

Units, end of period                                     156,206                      70,909
                                        ========================    ========================

Unit value                               13.501416 TO $13.580089    $12.690945 to $12.720176

Net assets, end of period               $              2,114,028    $                900,592

Investment income ratio*                                    0.00%                       0.00%

Expense ratio, lowest to highest**                 1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***                 6.39% TO 6.76%              1.53% to 1.76%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                       SCUDDER CONSERVATIVE      SCUDDER GROWTH & INCOME      SCUDDER INCOME & GROWTH
                                          INCOME STRATEGY                STRATEGY                     STRATEGY
                                     ------------------------    ------------------------     ------------------------
                                              2004                         2004                         2004
                                     ------------------------    ------------------------     ------------------------
Units, beginning of period                                  0                           0                            0
Units issued                                           12,261                     673,476                      158,232
Units redeemed                                              0                     (21,199)                      (9,835)
                                     ------------------------    ------------------------     ------------------------

Units, end of period                                   12,261                     652,277                      148,397
                                     ========================    ========================     ========================

Unit value                           $13.026675 TO $13.043798    $13.461339 TO $13.479028     $13.237796 TO $13.255194

Net assets, end of period                             159,805    $              8,787,589     $              1,965,221

Investment income ratio*                                 0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***              4.21% TO 4.35%              7.69% TO 7.83%               5.90% TO 6.04%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     SCUDDER TEMPLETON          SCUDDER MERCURY LARGE
                                     SCUDDER GROWTH STRATEGY            FOREIGN VALUE                 CAP CORE
                                     ------------------------    ------------------------     ------------------------
                                               2004                         2004                          2004
                                     ------------------------    ------------------------     ------------------------
Units, beginning of period                                  0                           0                            0
Units issued                                          502,334                       4,226                          238
Units redeemed                                           (527)                       (128)                           0
                                     ------------------------    ------------------------     ------------------------

Units, end of period                                  501,807                       4,098                          238
                                     ========================    ========================     ========================

Unit value                           $13.697294 TO $13.715293    $13.170988 TO $13.176792     $12.958919 TO $12.964633

Net assets, end of period            $              6,878,261    $                 53,965     $                  3,087

Investment income ratio*                                 0.00%                       0.00%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% TO 1.75%               1.40% TO 1.75%

Total return, lowest to highest***              9.58% TO 9.72%              5.37% TO 5.41%               3.67% TO 3.72%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        ALGER AMERICAN
                                                       BALANCED TRUST B
                                     ------------------------------------------------------
                                              2004                          2003
                                     ------------------------      ------------------------
Units, beginning of period                            134,731                             0
Units issued                                          187,997                       135,165
Units redeemed                                        (31,086)                         (434)
                                     ------------------------      ------------------------

Units, end of period                                  291,642                       134,731
                                     ========================      ========================

Unit value                           $15.294784 TO $15.414901      $14.928041 to $14.992568

Net assets, end of period            $              4,476,163      $              2,014,271

Investment income ratio*                                 1.41%                         0.03%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%

Total return, lowest to highest***              2.46% TO 2.82%              16.67% to 17.08%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      ALGER AMERICAN LEVERAGED
                                                          ALL CAP TRUST B
                                     ------------------------------------------------------
                                                2004                           2003
                                     ------------------------      ------------------------
Units, beginning of period                             32,854                             0
Units issued                                           31,628                        33,162
Units redeemed                                         (1,639)                         (308)
                                     ------------------------      ------------------------

Units, end of period                                   62,843                        32,854
                                     ========================      ========================

Unit value                           $17.656523 TO $17.795122      $16.652790 to $16.724725

Net assets, end of period            $              1,113,064      $                547,832

Investment income ratio*                                 0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%

Total return, lowest to highest***              6.03% TO 6.40%              31.90% to 32.37%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       CREDIT SUISSE
                                                      EMERGING MARKETS
                                                          TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     ------------------------    -------------------------
Units, beginning of period                             27,400                           0
Units issued                                           36,779                      28,752
Units redeemed                                         (5,841)                     (1,352)
                                     ------------------------    ------------------------

Units, end of period                                   58,338                      27,400
                                     ========================    ========================

Unit value                           $22.983543 TO $23.163871    $18.722477 to $18.803321

Net assets, end of period            $              1,343,843    $                513,741

Investment income ratio*                                 0.34%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            22.76% TO 23.19%            40.40% to 40.89%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    CREDIT SUISSE GLOBAL
                                                    POST VENTURE CAPITAL
                                                          TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     -------------------------   -------------------------
Units, beginning of period                              8,663                           0
Units issued                                           10,103                       8,663
Units redeemed                                         (3,126)                          0
                                     ------------------------    ------------------------

Units, end of period                                   15,640                       8,663
                                     ========================    ========================

Unit value                           $22.794792 TO $22.973662    $19.661271 to $19.746145

Net assets, end of period            $                357,720    $                170,572

Investment income ratio*                                 0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            15.94% TO 16.35%            45.10% to 45.61%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DREYFUS SOCIALLY
                                                   RESPONSIBLE GROWTH FUND
                                                           TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     -------------------------   -------------------------
Units, beginning of period                              9,317                           0
Units issued                                           18,176                      10,421
Units redeemed                                           (235)                     (1,104)
                                     ------------------------    ------------------------

Units, end of period                                   27,258                       9,317
                                     ========================    ========================

Unit value                           $17.698021 TO $17.836947    $17.001547 to $17.074978

Net assets, end of period            $                483,627    $                158,559

Investment income ratio*                                 0.21%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***              4.10% TO 4.46%            23.57% to 24.01%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      DREYFUS IP MIDCAP
                                                        STOCK TRUST B
                                     -----------------------------------------------------
                                               2004                        2003
                                     -------------------------   -------------------------
Units, beginning of period                            128,782                           0
Units issued                                          130,769                     132,799
Units redeemed                                         (7,588)                     (4,017)
                                     ------------------------    ------------------------

Units, end of period                                  251,963                     128,782
                                     ========================    ========================

Unit value                           $20.063641 TO $20.221116    $17.875144 to $17.952346

Net assets, end of period            $              5,071,187    $              2,305,327

Investment income ratio*                                 0.22%                       0.51%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            12.24% TO 12.64%            29.20% to 29.65%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     INVESCO UTILITIES
                                                          TRUST B
                                     -----------------------------------------------------
                                            2004                          2003
                                     -------------------------   -------------------------
Units, beginning of period                             30,167                           0
Units issued                                           29,167                      30,849
Units redeemed                                         (6,334)                       (682)
                                     ------------------------    ------------------------

Units, end of period                                   53,000                      30,167
                                     ========================    ========================

Unit value                           $19.265019 TO $19.416214    $15.867908 to $15.936457

Net assets, end of period            $              1,023,096    $                479,215

Investment income ratio*                                 1.93%                       3.57%

Expense ratio, lowest to highest**              1.40% TO 1.75%              1.40% to 1.75%

Total return, lowest to highest***            21.41% TO 21.84%            15.43% to 15.84%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                    Notes to Financial Statements (continued)

6.    CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.    DIVERSIFICATION REQUIREMENTS

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES


DATE OF CHANGE       OLD NAME                                          NEW NAME
------------------   -----------------------------------------------   -------------------------------------------------------------
October 1, 1997      FNAL Variable Account                             The Manufacturers Life Insurance Company of New York Separate
                                                                       Account A

October 1, 1997      First North American Life Assurance Company       The Manufacturers Life Insurance Company of New York

November 1, 1997     NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York Separate Account A                           Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company of New   John Hancock Life Insurance Company of New York
                     York



[UPDATE BELOW?]


On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements


            (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). FILED HEREWITH



            (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). FILED HEREWITH


      (b)   Exhibits

            (1)   (a)   Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, File No. 33-46217 filed February
                        25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

            (2) Agreements for custody of securities and similar investments - Not Applicable.

            (3)   (a)   Form of Underwriting and Distribution
                        Agreement-Incorporated by reference to Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed March 1, 2002 ("Post-Effective Amendment no. 12")

                  (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

            (4)   (a)   (i)   Form of Specimen Flexible Purchase Payment
                              Individual Deferred Combination Fixed and Variable
                              Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no. 4 to Registrant's
                              Registration Statement on Form N-4, File
                              No.33-79112, dated March 2, 1998.

                        (ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                  (b)   (i)   Specimen Endorsements to Contract (v24) - (i)
                              ERISA Tax-Sheltered Annuity, (ii) Tax-Sheltered
                              Annuity, (iii) Qualified Plan Endorsement Section
                              401 Plans, (iv) Simple Individual Retirement
                              Annuity, (v) Unisex Benefits and Payments, (vi)
                              Individual Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on
                              Form N-4 File, No.33-79112, filed April 29, 1998.

                        (ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                        (iii) Specimen Death Benefit Endorsement (v9) -
                              previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                        (iv) Roth Individual Retirement Annuity Endorsement - previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

                        (v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

            (5)   (a)   (i)   Form of Specimen Application for Flexible Purchase
                              Payment Individual Deferred Combination Fixed and
                              Variable Annuity Contract, Non-Participating (v24)
                              - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's
                              Registration Statement on Form N-4 File,
                              No.33-79112, filed February 25, 2000.

                        (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9)
                              - previously filed as Exhibit (b)(5) to
                              post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

            (6)   (a)   (i)   Declaration of Intention and Charter of First
                              North American Life Assurance Company -
                              incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's
                              Registration Statement on Form N-4 File,
                              No.33-46217, filed February 25, 1998.

                        (ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                        (iii) Certificate of Amendment of the Declaration of
                              Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                        (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

            (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment no. 12.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.


            (10)  Written consent of Ernst & Young LLP - FILED HEREWITH


            (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

            (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

            (14)  (a)   Power of Attorney - The Manufacturers Life Insurance
                        Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York
                        Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                  (c)   Power of Attorney, James D. Gallagher and James R. Boyle
                        - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - incorporated by reference to Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                  (e) Power of Attorney, Bradford J. Race Jr. - incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 12.

                  (f) Power of Attorney, Joseph M. Scott - incorporated by reference to Exhibit (14)(f) to Post-Effective Amendment No. 16.

                  (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - incorporated by reference to Exhibit
                        (14)(g) to Post-Effective Amendment No. 17.

                  (h) Power of Attorney, Richard Harris - incorporated by reference to exhibit (14)(h) to post-effective amendment no. 19.


Item 25. Directors and Officers of the Depositor.

                            OFFICERS AND DIRECTORS OF
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


Directors                       Positions with the Depositor
Allison Alden                   Director
Bruce Avedon                    Director
Thomas Borshoff                 Director
James R. Boyle                  Director, Executive Vice President - Annuities
Robert A. Cook                  Director, Executive Vice President - Life Insurance
Marc Costantini                 Director
John D. DesPrez III             Director, Chairman
Ruth Ann Fleming                Director
James D. Gallagher              Director, President
Neil M. Merkl                   Director
Bradford J. Race, Jr.           Director
Joseph M. Scott                 Director
Bruce R. Speca                  Director

Officers

James P. O'Malley               Executive Vice President - Group Pensions
Peter Copestake                 Senior Vice President, Treasurer
Nicole K. Humblias              Chief Administrative Officer
Kimberly S. Ciccarelli          Secretary, Chief Legal Counsel
Richard Harris                  Appointed Actuary
Patricia Cassidy                Illustration Actuary
Brent Dennis                    Illustration Officer


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                               AS OF JUNE 30, 2004


                                                          LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                  ID     EQUITY    INCORPORATION
-------------------------------------------------------   -----   ------   ----------------
MANULIFE FINANCIAL CORPORATION                               2       100       CANADA
  John Hancock Financial Services, Inc.                      3       100       Delaware
  The Manufacturers Life Insurance Company                   1       100       Canada
     Manulife Bank of Canada                                58       100       Canada
     Manulife Financial Services Inc.                      199       100       Canada
     Manulife Securities International Ltd.                 79       100       Canada
     Enterprise Capital Management Inc.                               20       Ontario
     Cantay Holdings Inc.                                   51       100       Ontario
     FNA Financial Inc.                                    115       100       Canada
       Elliot & Page Limited                               116       100       Ontario
     NAL Resources Limited                                 117       100       Alberta
     3550435 Canada Inc.                                   107       100       Canada
       MFC Insurance Company Limited                       106       100       Canada
       FCM Holdings Inc.                                   104       100       Philippines
     Manulife Canada Ltd.                                  157       100       Canada
     1293319 Ontario Inc.                                  170       100       Ontario
     3426505 Canada Inc.                                   161       100       Canada
     Canaccord Capital Inc.                                        13.07   British Columbia
     Manulife International Capital Corporation Limited    135       100       Ontario
       Golf Town Canada Inc.                                       43.43       Canada
       Regional Power Inc.                                 136        80       Canada
       Avotus Corp.                                                10.36       Canada
     First North American Insurance Company                111       100       Canada
     JLOC Holding Company                                             30    Cayman Islands
     Opportunity Finance Company                                      30    Cayman Islands
     Resolute Energy Inc.                                           11.5       Alberta
     SEAMARK Asset Management Ltd.                         118     35.01       Canada
     NAL Resources Management Limited                      120       100       Canada
       1050906 Alberta Ltd.                                127       100       Alberta
     PK Liquidating Company II, LLC                                   18       Delaware
     Intrepid Energy Corp.                                            19       Alberta
     Manulife Data Services Inc.                            81       100       Barbados
     Micro Optics Design Corporation                               17.69       Nevada
     Innova LifeSciences Corporation                               15.79       Ontario
     2015401 Ontario Inc.                                  140       100       Ontario
     2015500 Ontario Inc.                                  154       100       Ontario
     MFC Global Investment Management (U.S.A.) Limited     156       100       Canada
     Cavalier Cable, Inc.(2)                                          78       Delaware
     2024385 Ontario Inc.                                  153       100       Ontario
     6212344 Canada Limited                                272       100       Canada
     NALC Holdings Inc.(3)                                 103        50       Ontario
     Manulife Holdings (Alberta) Limited                   201       100       Alberta

                                                                 LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                         ID     EQUITY    INCORPORATION
--------------------------------------------------------------   -----   ------   ---------------
  Manulife Holdings (Delaware) LLC                                205       100      Delaware
    The Manufacturers Investment Corporation                       87       100      Michigan
      Manulife Reinsurance Limited                                 67       100      Bermuda
        Manulife Reinsurance (Bermuda) Limited                    203       100      Bermuda
      The Manufacturers Life Insurance Company (U.S.A.)            19       100      Michigan
        Manulife Service Corporation                                7       100      Colorado
        Manulife Financial Securities LLC                           5       100      Delaware
        Manufacturers Securities Services, LLC(4)                  97        60      Delaware
        The Manufacturers Life Insurance Company of New York       94       100      New York
        The Manufacturers Life Insurance Company of America        17       100      Michigan
        Aegis Analytical Corporation                                      15.41      Delaware
        Manulife Property Management of Washington, D.C., Inc.              100      Wash., D.C.
        ESLS Investment Limited, LLC                                         25      Ohio
        Polymerix Corporation                                              11.4      Delaware
        Ennal, Inc.                                               124       100      Delaware
        Avon Long Term Care Leaders LLC                           158       100      Delaware
        Ironside Venture Partners I LLC                           196       100      Delaware
           NewRiver Investor Communications Inc.                          11.29      Delaware
        Ironside Venture Partners II LLC                          197       100      Delaware
        Flex Holding, LLC                                                  27.7      Delaware
           Flex Leasing I, LLC                                            99.99      Delaware
        Manulife Leasing Co., LLC                                 150        80      Delaware
        Dover Leasing Investments, LLC                                       99      Delaware
MFC Global Fund Management (Europe) Limited                        64       100      England
  MFC Global Investment Management (Europe) Limited                         100      England
WT (SW) Properties Ltd.                                            82       100      England
Manulife Europe Ruckversicherungs-Aktiengesellschaft              138       100      Germany
Manulife International Holdings Limited                           152       100      Bermuda
  Manulife Provident Funds Trust Company Limited                  163       100      Hong Kong
  Manulife Asset Management (Asia) Limited                         78       100      Barbados
    Manulife Asset Management (Hong Kong) Limited                           100      Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                        141        85      Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                   96      Indonesia
  Manulife (International) Limited                                 28       100      Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                      43        51      China
Manulife (Vietnam) Limited                                        188       100      Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.               164       100      Philippines
  FCM Plans, Inc.                                                 155       100      Philippines
  Manulife Financial Plans, Inc.                                  187       100      Philippines
P.T. Asuransi Jiwa Manulife Indonesia                              42        71      Indonesia
                    P.T. ASURANSI JIWA ARTA MANDIRI PRIMA          75       100      Indonesia
                     P.T. ASURANSI JIWA MANULIFE PRIMA(6)                  90.4      Indonesia
                      P.T. ASURANSI JIWA MANULIFE INTI(7)                  95.9      Indonesia
Manulife (Singapore) Pte. Ltd.                                     14       100      Singapore
Manulife Holdings (Bermuda) Limited                               147       100      Bermuda

Manulife Management Services Ltd.                                 191       100      Barbados
Manufacturers P&C Limited                                          36       100      Barbados

                                                                 LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                         ID     EQUITY    INCORPORATION
--------------------------------------------------------------   -----   ------   ---------------
Manulife European Holdings 2003 (Alberta) Limited                 202      100       Alberta
  Manulife European Holdings (Bermuda) Limited                    270      100       Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.           271      100       Luxembourg
      Manulife Hungary Holdings Limited(8.)                       149       99       Hungary
MLI Resources Inc.                                                193      100       Alberta
  Manulife Life Insurance Company(9)                              180       35       Japan
    MFC Global Investment Management (Japan) Limited              208      100       Japan
  Manulife Century Investments (Bermuda) Limited                  172      100       Bermuda
    Manulife Century Investments (Luxembourg) S.A.                173      100       Luxembourg
      Manulife Century Investments (Netherlands) B.V.             174      100       Netherlands
        Manulife Premium Collection Co., Ltd.(10.)                178       57       Japan
        Y.K. Manulife Properties Japan                            142      100       Japan
        Manulife Century Holdings (Netherlands) B.V.              195      100       Netherlands

Item 27. Number of Contract Owners.


As of March 31, 2005, there were 13,452 qualified and 13,960 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper. The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a. Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
------------------------------------------------------------------   ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account J      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account K      Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*Principal business office is 601 Congress Street, Boston, MA 02210

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.    None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2005.


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)

By: /s/ James D. Gallagher
    ----------------------
    James D. Gallagher
    President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By: /s/ James D. Gallagher
    ----------------------
    James D. Gallagher
    President

                                   SIGNATURES


      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 29th day of April, 2005.



       Signature                                                         Title
----------------------                                                 ---------
/s/ James D. Gallagher                                                 Director, President
----------------------
James D. Gallagher                                                     (Principal Executive Officer)


/s/ Peter Copestake                                                    Senior Vice President, Treasurer
-------------------
Peter Copestake                                                        (Principal Financial Officer)


*                                                                      Director
_____________________
Alison Alden

*                                                                      Director
_____________________
Bruce Avedon

*                                                                      Director
_____________________
Thomas Borshoff

*                                                                      Director, Executive Vice President - Annuities
_____________________
James R. Boyle

*                                                                      Director, Executive Vice President - Life Insurance
_____________________
Robert Cook

*                                                                      Director
_____________________
Marc Costantini

*                                                                      Director, Chairman
_____________________
John D. DesPrez III


*                                                                      Director
_____________________
Ruth Ann Fleming

*                                                                      Director
_____________________
Neil M. Merkl

*                                                                      Director
_____________________
Bradford J. Race, Jr.

*                                                                      Director
_____________________
Joseph M. Scott

*                                                                      Director
_____________________
Bruce R. Speca


/s/ Kimberly S. Ciccarelli
-----------------------------
KIMBERLY S. CICCARELLI
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


ITEM NO.      DESCRIPTION
--------      -----------
24(b)(10)     Consent of Ernst & Young